File No.  33-
39564
               SECURITIES AND EXCHANGE COMMISSION

                     WASHINGTON, D.C. 20549





                           FORM N-1A





                POST-EFFECTIVE AMENDMENT NO.

                            16 TO  THE

                  REGISTRATION STATEMENT

                   UNDER THE SECURITIES ACT

                   OF 1933

                              AND

               THE INVESTMENT COMPANY ACT OF 1940
                   SMITH BARNEY WORLD FUNDS, INC. (Formerly,
         Smith Barney Worldwide Funds, Inc.)
  (Exact
name of Registrant as specified
               in the Articles of Incorporation)

         388 Greenwich Street, New York, New York 10013
            (Address of principal executive offices)

                        (212) 816-6474
                (Registrant's telephone number)

                       Christina T. Sydor
 388 Greenwich Street, New York, New York  10013 (22nd floor)
            (Name and address of agent for service)



                 Rule 24f-2(a)(1) Declaration:
  The common stock of Smith Barney World Funds, Inc. previously registered hereunder as an indefinite number of shares of Common Stock is classified as Global
  Government Bond Portfolio Shares,            International
  Equity  Portfolio   Shares,   Pacific
  Portfolio Shares, European Portfolio Shares, International Balanced Portfolio Shares and the Emerging Markets Portfolio Shares.

  Registrant  filed  its Rule 24f-2 Notice on December  30,
  1994 for  its  most   recentthe fiscal year ended October
  31,  1994.
  Registrant expects to file its Rule 24f-2 Notice for  its
  most recent  fiscal   year  ended  October  31,  1995  on  or
  before
  December 29, 1995.

  It is proposed that this Post-Effective Amendment will become effective on November 3010 , 1995 pursuant to paragraph (b) of Rule 485.




                     CROSS REFERENCE SHEET
(as required by Rule 495(a))
Part A of
Form N-1A                       Location in Part
A
1.  Cover Page                  cover page
2.  Synopsis                    "Prospectus Summary"
3.       Condensed      Financial      Information
"Financial
Highlights"

4.      General     Description     of    Registrant
"Additional
Information"

cover page

"Investment Objective

and Management Policies"

5.  Management of the Fund      "Management of the Fund"
                                     "Purchase of Shares"
                                     "Prospectus Summary"

6.     Capital    Stock   and   Other   Securities
"Additional
Information"

cover page

"Dividends, Distributions
                                         and Taxes"

7.    Purchase   of   Securities  Being   Offered            "Purchase
of Shares"
                                     "Prospectus Summary"

"Management                  of                  the
Fund"
"Valuation of Shares"
                                "Exchange Privilege"

8.  Redemption or Repurchase    "Redemption of Shares"

"Minimum Account Size"

9.  Pending Legal Proceedings   not applicable


Part B of                       Statement of Additional
Form N-1A                       Information Caption

10.  Cover Page                 cover page

11.  Table of Contents          "Table of Contents"

12.  General Information and History         not

applicable

13.  Investment Objectives and Policies      cover page

"Investment Policies"

"Investment Restrictions"

14.  Management of the Fund     "Directors and Officers"
CROSS REFERENCE SHEET (cont'd)

15.  Control Persons and Principal
Holders of Securities         See Prospectus - "Additional

Information"
16.  Investment Advisory and Other
       Services                 See Prospectus -

"Management of the Fund"

"Directors and Officers"

"Independent Auditors"

"Custodian"

17.  Brokerage Allocation and Other
       Practices                See Prospectus -

"Management of the Fund"

"Investment Management

Agreement and other Services"

18.    Capital   Stock   and  Other  Securities        See   Prospectus
-
"Additional

Information"

"Voting Rights"

19.  Purchase, Redemption and Pricing
          of    Securities    Being   Offered        See    Prospectus

"Exchange

Privilege"

See Prospectus - "Purchase of

Shares"

"Determination of Net Asset

Value"

See Prospectus - "Valuation

of Shares"

See Prospectus - "Redemption

of Shares"

"Financial Statements"

20.  Tax Status                 See Prospectus - "Dividends,

Distributions and Taxes"

"Additional Tax Information"

21.  Underwriters                  See Prospectus -

"Management of the Fund"

See Prospectus - "Purchase of

Shares"

"Investment Management

Agreement and Other Services"

22.    Calculation   of   Performance  Data                See
Prospectus
- "Performance"

"Performance Information"

23.  Financial Statements       "Financial Statements"
Part C of
Form N-1A
Information  required  to  be  included  in  Part  C  is  set  forth
under the   appropriate    item,        so  numbered  in   Part   C   of
this   Post-
Effective Amendment to the Registration Statement.
                 SMITH BARNEY WORLD FUNDS, INC.
        Supplement dated November 30, 1995 to Prospectus
                    dated January 14, 1995
               for the Emerging Markets Portfolio


The   Prospectus  for  the  Emerging  Markets  Portfolio   dated
January 14, 1995 is hereby incorporated by reference is in its entirety.

The    following    information   supplements,   and    to    the
extent
inconsistent   therewith   supersedes,  the  information   set   forth
in
the   Prospectus   dated  January  14,  1995  for  the   Emerging
Markets Portfolio of Smith Barney World Funds, Inc.

                           FEE TABLE


The   Emerging   Markets  Portfolio's  Expenses.   The  following
expense table    lists   the  costs  and  expenses  an  investor
currently   incurs
directly   or   indirectly  as  a  shareholder  of  the  Emerging
Markets Portfolio, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption:
                            Class   A       Class  B   Class  C
Class Y

Shareholder Transaction Expenses
     Maximum sales charge imposed
     on purchases             5.00%     None   None    None
       (as a percentage of
       offering price)
     Maximum CDSC
       (as a percentage of         None*     5.00%     1.00%
       None original cost or redemption
       proceeds, whichever is lower)

Annual Portfolio Operating Expenses
       (as a percentage of average
       net assets)
     Management fees          1.00%     1.00%     1.00%
1.00%
     12b-1 fees**             0.25      1.00   1.00         -
     Other expenses***        0.58      0.58   0.58      0.58

Total Portfolio Operating
     Expenses             1.83%    2.58%     2.58%     1.58%
*Purchases   of   Class  A  shares,  which  when  combined   with
current holdings  of  Class  A  shares
offered  with  a  sales  charge  equal   or
exceed $500,000 in the aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.

**Upon   conversion   of   Class  B  shares  to  Class   A   shares,
such shares  will  no  longer  be  subject  to  a  distribution  fee.
Class  C shares   do   not   have   a  conversion  feature   and,
therefore,                are
subject   to   an  ongoing  distribution  fee.   As  a  result,   long-
term shareholders   of   Class  C  shares  may  pay  more  than   the
economic equivalent  of  the  maximum  front-end  sales  charge
permitted  by             the
National Association of Securities Dealers, Inc.

***These   expenses  for  Class  A,  Class  B  and  Class  C   shares
are
based   on   amounts  for  the  fiscal  period  ended  August   31,
1995.
For   Class  Y  shares,  these  expenses  have  been  estimated  based on
expenses   incurred  by  Class  A  shares  because  Class  Y  shares
were
not purchased for the period ended August 31, 1995.

Example

       The  following  example  is  intended  to  assist  an  investor in
understanding   the  various  costs  that  a  current   investor   in
the
Emerging   Markets  Portfolio  will  bear  directly  or  indirectly.
The
example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above.

                                1   Year        3   Years    5   Years
10
Years*

An investor would pay the following
expenses on a $1,000 investment,
assuming (1) 5.00% annual return
and (2) redemption at the end of
each time period:
     Class A                  $68   $105     $144   $254
     Class B                   77    110       147     273
     Class C                   36       80       137    291
     Class Y                   16       50        86     188




                          1 Year   3 Years   5 Years   10

Years*



An investor would pay the following
expenses on the same investment,
assuming the same annual return
and no redemption:
     Class A                  $68        $105       $144    $254
         Class     B                       26               80
137
273
         Class     C                       26               80
137
291
     Class Y                   16           50        86      188



*Ten-year  figures  assume  conversion  of  Class  B  shares  to  Class
A
shares   at   the   end  of  the  eighth  year  following   the   date
of
purchase.

       The   example   also   provides  a  means  for   the   investor
to compare          expense   levels   of  funds  with   different   fee
structures
over   varying   investment  periods.   To  facilitate   such
comparison,
all    funds   are   required   to   utilize   a   5.00%   annual
return
assumption.   However,  the  Portfolio's  actual  return  will   vary
and may             be  greater  or  less  than  5.00%.   This  example
should  not   be
considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

                      FINANCIAL HIGHLIGHTS
The   following   schedule   sets  forth  certain   information
concerning   the  Portfolio's  investment  results  for  the  period
from May  12,  1995  (commencement  of  operations)  to  August  31,
1995.   No information   is   presented   for  Class  Y   shares   since
none   were purchased  during  the  period  indicated.   This  information
has    not been audited.

Class                                            A(a)
(B)(a)
(C)(a)

Net Asset Value, Beginning of Period           $12.00    $12.00    $12.00
Loss from Investment Operations:
Net                Investment                Loss (0.069)   (0.075)
(0.075)
      Net Realized and Unrealized Loss on Investments   (0.281)
(0.305) (0.305)

Total Loss from Investment Operations          (0.350)   (0.380)   (0.380)

Less Distributions:
     Dividends from Net Investment Income      0.000     0.000     0.000
     Distribution from Net Realized Gains      0.000     0.000     0.000

Total Distributions                     0.000     0.000     0.000
Net Asset Value, End of Period              $11.65     $11.62    $11.62
Total      Return(c)                              (9.59%)
(10.41%)
(10.41%)
Net Assets, End of Period(000s)             $6,887     $7,676     $1,410
Ratios to Average Net Assets:
          Expenses(     (b)                          1.583%
2.3358% 2.3358%
          Net      Investment     Loss(b)                     (2.12%)
(2.87%)        (2.87%)
Portfolio Turnover Rate                 7.16%     7.16%     7.16%

(a)    For   the  period  May  12,  1995(commencement  of  operations)
to
August 31,1995.
(b)  Annualized.
(c)     Total   return   is   not   annualized   as   it   may   not    be
representative of the total return for the year.

SMITH BARNEY

WORLD FUNDS, INC.

EMERGING

MARKETS

PORTFOLIO




JANUARY 14, 1995


PROSPECTUS BEGINS ON PAGE ONE
P R O S P E C T U S
[LOGO]
Smith Barney Mutual Funds
INVESTING FOR YOUR FUTURE.
EVERY DAY.

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

PROSPECTUS
JANUARY 14, 1995

  388 Greenwich Street
  New York, New York 10013
  (212) 723-9218

The Emerging Markets Portfolio (the "Portfolio") is one of the investment portfolios that currently comprise Smith Barney World Funds, Inc. (the "Fund").
The Portfolio seeks long term capital appreciation on its assets through a portfolio invested primarily in securities of emerging country issuers.

  An investment in the Portfolio involves certain risks, particularly in rela-tion to the Portfolio's investing in emerging countries, such as restrictions on foreign investment and repatriation of capital, share price volatility, lim-ited trading liquidity and small market capitalization of the securities mar-kets, currency devaluations and fluctuations in currency exchange rates, high inflation, government regulation, government involvement in the economy and political uncertainty, which are not typically associated with investments in the United States. IN ADDITION, THE PORTFOLIO MAY INVEST UP TO 10% OF ITS
ASSETS IN HIGH YIELD, HIGH RISK CORPORATE DEBT SECURITIES AND
SOVEREIGN DEBT
OBLIGATIONS WHICH ARE CONSIDERED SPECULATIVE AND SUBJECT TO
CERTAIN RISKS. See
"Investment Objective and Management Policies." See the Appendix for a further discussion of the risks associated with an investment in the Portfolio.

The initial subscription period for shares is scheduled to end no later than
May 4, 1995, subject to extension (the "Subscription Period"). After the expi-ration of the Subscription Period or a limited continuous offering period, the
Portfolio will suspend the offering of shares to the public. A continuous offering of shares is expected to commence on or about June 5, 1995. See "Pur-
chase of Shares."

This Prospectus sets forth concisely certain information about the Fund and the Portfolio, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

 Additional information about the Portfolio is contained in a Statement of
Additional Information dated February 28, 1995, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by con-tacting a Smith Barney Financial Consultant. The Statement of Additional Infor-mation has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Manager

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS
A CRIMINAL OFFENSE.

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

TABLE OF CONTENTS

PROSPECTUS SUMMARY                              3
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   10
-------------------------------------------------
  RISK FACTORS                                 12
-------------------------------------------------
VALUATION OF SHARES                            16
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             18
-------------------------------------------------
PURCHASE OF SHARES                             20
-------------------------------------------------
EXCHANGE PRIVILEGE                             32
-------------------------------------------------
REDEMPTION OF SHARES                           35
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           37
-------------------------------------------------
PERFORMANCE                                    37
-------------------------------------------------
MANAGEMENT OF THE FUND                         38
-------------------------------------------------
DISTRIBUTOR                                    40
-------------------------------------------------
ADDITIONAL INFORMATION                         41
-------------------------------------------------
APPENDIX                                      A-1 -------------
------------------------------------

  No person has been authorized to give any information or to make any
representations in connection with this offering other than
those contained in
this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an
offer by the Fund or
the Distributor to sell or a solicitation of an offer to buy any of the
securities offered hereby in any jurisdiction to any person to whom it is
unlawful to make such offer or solicitation in such jurisdiction. -------------------------------------------------
------------------------------

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

PROSPECTUS SUMMARY

The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional
Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVE The Portfolio is an open-end, management investment com-pany whose investment objective is to seek long-term capital appreciation on its assets through a portfolio invested primarily in securities of emerging country issuers. See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Portfolio offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of
$5,000,000. See "Purchase of Shares" and "Redemption of
Shares."

Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary -- Reduced or No Initial Sales Charge."

 Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the
Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

PROSPECTUS SUMMARY (CONTINUED)

the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions
("Class B Dividend Shares") will be converted at that time. See
"Purchase of
Shares -- Deferred Sales Charge Alternatives."

Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class C shares, and investors pay a CDSC of 1.00% if they redeem Class C shares within
12 months of purchase. The CDSC may be waived for certain redemptions. The
Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Class C shares, which when combined with current holdings of Class C shares of the Portfolio equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemp-tions made within 12 months of purchase.

Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

   In deciding which Class of Portfolio shares to purchase, investors should consider the following factors, as well as any other relevant facts and circum-stances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative,
Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Portfolio. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Portfolio's future return cannot be predicted, however, there can be no assurance that this would be the case.

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

PROSPECTUS SUMMARY (CONTINUED)


   Finally, investors should consider the effect of the CDSC period and any con-version rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class
B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than
Class C shares to investors with longer term investment outlooks.

Investors investing a minimum of $5,000,000 must purchase Class Y shares, which are not subject to an initial sales charge, CDSC or service or distribu-tion fees. The maximum purchase amount for Class A shares is $4,999,999, Class
B shares is $249,999 and Class C shares is $499,999. There is no maximum pur-chase amount for Class Y shares.

Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Portfolio. In addition, Class A share purchases, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of
1.00% on redemptions made within 12 months of purchase. The $500,000 aggregate investment may be met by adding the purchase to the net asset value of all
Class A shares offered with a sales charge held in funds sponsored by Smith
Barney Inc. ("Smith Barney") listed under "Exchange Privilege." Class A share purchases also may be eligible for a reduced initial sales charge. See "Pur-chase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to purchase
Class A shares at net asset value or at a reduced sales charge should consider doing so.

   Smith Barney Financial Consultants may receive different compensation for selling each Class of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

  See "Purchase of Shares" and "Management of the Fund" for a complete descrip-tion of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Ex-change Privilege" for other differences between the Classes of shares.

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

PROSPECTUS SUMMARY (CONTINUED)


SMITH BARNEY 401(K) PROGRAM Investors may be eligible, during the continuous offering period, to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans (collectively, "Participating Plans"). Class
A, Class B, Class C and Class Y shares are available as investment alterna-tives for Participating Plans. See "Purchase of Shares -- Smith Barney 401(k)
Program."

PURCHASE OF SHARES Shares may be purchased through a brokerage account main-tained with Smith Barney. Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis
(an "Introducing Broker") and through other distribution channels. In addi-tion, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through the Fund's transfer agent, The Shareholder Services Group, Inc.
("TSSG"), a subsidiary of First Data Corporation.

The initial subscription period for shares is scheduled to end no later than
May 4, 1995, subject to extension (the "Subscription Period"). After the expi-ration of the Subscription Period or a limited continuous offering period, the
Portfolio will suspend the offering of shares to the public.
A continuous
offering of shares is expected to commence on or about June
5, 1995. See "Pur-
chase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-
Employed Retirement Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subse-quent investment requirement for all Classes is $25. The minimum initial investment requirement for Class A, Class B and Class C shares and the subse-quent investment requirement for all Classes through the Systematic Investment
Plan described below is $50. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN During the continuous offering period, the Portfo-lio offers shareholders a Systematic Investment Plan under which they

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

PROSPECTUS SUMMARY (CONTINUED)

may authorize the automatic placement of a purchase order each month or quar-ter for Portfolio shares in an amount of at least $50. See
"Purchase of
Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New
York Stock
Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and
"Redemption of Shares."

MANAGEMENT OF THE PORTFOLIO Smith Barney Mutual Funds Management Inc. (former-ly, Smith, Barney Advisers, Inc.) (the "Manager") serves as the Portfolio's investment manager. The Manager is a wholly owned subsidiary of Smith Barney
Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of The Trav-elers Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments:
Investment Services, Consumer Finance Services, Life Insurance
Services and
Property & Casualty Insurance Services. See "Management of the
Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same
Class of certain other funds of the Smith Barney Mutual Funds at the respec-tive net asset values next determined, plus any applicable sales charge dif-ferential. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Portfolio for the prior day gener-ally is quoted daily in the financial section of most newspapers and is also available from a Smith Barney Financial Consultant. See
"Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income and distribu-tions of net realized capital gains, if any, are declared and paid annually.
See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a
Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value.
Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and dis-tribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the
Portfolio's investment objective will be achieved. The value of the Portfo-lio's investments, and thus the net asset value of the Portfolio's shares, will fluctuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Portfo-lio invests. The Portfolio will invest in foreign securities. Investments in foreign securities incur

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

PROSPECTUS SUMMARY (CONTINUED)

higher costs than investments in U.S. securities, including higher costs in making securities transactions as well as foreign government taxes which may reduce the investment return of the Portfolio. In addition, foreign invest-ments may include additional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability. See "Investment Objective and Management
Policies." See the Appendix for a further discussion of the risks associated with an investment in the Portfolio.

THE PORTFOLIO'S EXPENSES The following expense table lists the costs and
expenses an investor will incur either directly or indirectly
as a                                            shareholder
of the Portfolio, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption:

                                                CLASS A CLASS B
CLASS C CLASS Y -----------------------------------------------
-------------------------------
SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)             5.00%   None
None    None
 Maximum CDSC (as a percentage of original cost
 or redemption proceeds, whichever is lower)     None*   5.00%
1.00%   None --------------------------------------------------
----------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES
 (as a percentage of average net assets)
 Management fees                                 1.00%   1.00%
1.00%   1.00%
 12b-1 fees**                                    0.25    1.00
1.00      --
 Other expenses***                               0.40    0.40
0.40    0.40 --------------------------------------------------
----------------------------
TOTAL PORTFOLIO OPERATING EXPENSES               1.65%   2.40%
2.40%  1.40% --------------------------------------------------
----------------------------

* Purchases of Class A shares, which when combined with current holdings of
  Class A shares offered with a sales charge equal or exceed
$500,000 in the
   aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.
 ** Upon conversion of Class B shares to Class A Shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a con-
   version feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permit-
    ted by the National Association of Securities Dealers, Inc. *** These expenses are based on estimated amounts for the fiscal year ending
    October 31, 1995.

The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Portfolio shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

PROSPECTUS SUMMARY (CONTINUED)

Smith Barney 401(k) Program. See "Purchase of Shares" and
"Redemption of
Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith Barney also receives with respect to Class B and Class C shares an annual 12b-1 fee of 1.00% of the value of average daily net assets of the respective Classes, consisting of a
0.75% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and account-ing fees, printing costs and registration fees.

 EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Portfolio will bear directly or indirect-ly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of
Shares" and "Management of the Fund."

                                        1 Year 3 Years --------
----------------------------------------------
 An investor would pay the following
 expenses on a $1,000 investment,
 assuming (1) 5.00% annual return and
 (2) redemption at the end of each
 time period:
  Class A                                $66    $
  99 Class B                                 74
  105 Class C                                 34
  75 Class Y                                 14
  44
 An investor would pay the following
 expenses on the same investment,
 assuming the same annual return and
 no redemption:
  Class A                                $66    $ 99
  Class B                                 24      75
  Class C                                 24      75
  Class Y                                 14      44
----------------------------------------------------
-

 The example also provides a means for the investor to compare expense levels
of funds with different fee structures over varying investment periods. To
facilitate such comparison, all funds are required to utilize a
5.00% annual
return assumption. However, the Portfolio's actual return will vary and may be
greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE
CONSIDERED A                            REPRESENTA-
TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE
GREATER OR LESS THAN
THOSE SHOWN.

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

 The investment objective of the Portfolio is to provide long term capital appreciation on its assets through a portfolio invested primarily in securi-ties of emerging country issuers. The Portfolio's investment objective may be changed only with the approval of a majority of the Portfolio's outstanding shares. There can be no assurance that the investment objective of the Portfo-lio will be achieved.

 The Portfolio will seek to achieve its objective by investing substantially all its assets in equity securities of issuers in emerging market countries
(consisting of dividend and non-dividend paying common stocks, preferred stocks, convertible securities and rights and warrants to such securities).
The Portfolio will also invest in debt securities having a high potential for capital appreciation, especially in countries where direct equity investment is not permitted. Under normal conditions, at least 70% of the Portfolio's assets will be invested in equity securities.

  For purposes of its investment objective, the Portfolio considers as "emerg-ing" all countries other than the United States, Canada, Ireland, the United
Kingdom, Sweden, Norway, Finland, Denmark, Holland, Germany, Switzerland, Bel-gium, France, Italy, Spain and Japan. The Portfolio is organized as a non-diversified series, but will generally invest its assets broadly among coun-tries and will normally have at least 65% of its assets invested in issuers in not less than three different countries.

 In selecting securities for investment by the Portfolio, the Manager assesses the general attractiveness of specific countries based on an analysis of internal conditions, including political stability, market practices, eco-nomic growth prospects, general market valuations and potential changes in currency relationships. The Manager then performs an analysis, using many of these same factors, of each issuer being considered for investment.

The Portfolio also may invest in debt securities of issuers in countries having smaller capital markets. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In accordance with its investment objective, the Portfolio will not seek to bene-fit from anticipated short-term fluctuations in currency exchange rates. The
Portfolio may, from time to time, invest in debt securities with relatively high yields (as compared to other debt securities meeting the Portfolio's investment criteria), notwithstanding that the Portfolio may not anticipate that such securities will experience substantial

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

capital appreciation. Such income can be used, however, to offset the operat-ing expenses of the Portfolio.

  The Portfolio may invest in debt securities issued or guaranteed by foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"), issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development ("supranational entities"), or issued by foreign corporations or financial institutions.

  Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and
Development (the "World Bank"), the European Steel and Coal
Community, the
Asian Development Bank and the Inter-American Development Bank. The governmen-tal members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

  The Portfolio reserves the right, as a temporary defensive measure or to provide for redemptions or in anticipation of investment in countries having smaller capital markets, to hold cash or cash equivalents (in U.S. dollars or foreign currencies) and short-term securities, including money market securi-ties ("Temporary Investments"). The Portfolio may invest in the securities of foreign issuers in the form of American Depositary Receipts
(ADRs), European
Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securi-ties convertible into securities of foreign issuers. The Portfolio may invest in unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to dis-close material information in the United States, and therefore, there may not be a correlation between such information and the market value of such ADRs.
The Portfolio may invest in U.S. over-the-counter securities of issuers whose business interests are in emerging countries.

  Refer to the Appendix or the Statement of Additional
Information for further
information on the Portfolio's investments, including options and futures con-tracts, swap agreements, structured notes and indexed securities (sometimes referred to as "derivatives"); loans and other direct debt instruments, float-ing

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

and variable rate income securities, zero coupon, discount and payment-in-kind securities, premium securities, yankee bonds, borrowings, repurchase agreements, reverse repurchase agreements and securities loans, foreign repurchase agreements, illiquid investments, restricted securities, and delayed-delivery transactions.

RISK FACTORS

   General. The Portfolio's net asset value will fluctuate,
reflecting
fluctuations in the market value of its portfolio positions.
The Portfolio
normally will invest in a substantial number of issuers;
however, the Portfolio
has registered under the Investment Company Act of 1940 (the
"1940 Act") as a
"non-diversified" fund so that it will be able to invest more than 5% of its
assets in the securities of an issuer. Since, as a "non
diversified" fund, the
Portfolio is permitted to invest a greater proportion of its assets in the
securities of a smaller number of issuers, the Portfolio may be subject to
greater credit risk with respect to its individual portfolio
than a                                  fund that is
more broadly diversified.

 Securities of Non-U.S. Issuers. Investments in securities of non-U.S. issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since the
Portfolio will invest heavily in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will, to the extent the Portfolio does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, repatriation, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

   There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Non-U.S. securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transac-

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

tion costs on non-U.S. securities markets are generally higher than in the
U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The
Portfolio might
have greater difficulty taking appropriate legal action in non
U.S. courts.

  Dividend and interest income from non-U.S. securities will generally be sub-ject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Portfolio or the investors.

  Securities of Emerging Market Countries. An emerging market country gener-ally is considered to be a country that is in the initial stages of its indus-trialization cycle. Investing in the equity and fixed-income markets of emerg-ing market countries involves exposure to economic structures that are gener-ally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

  Up to 10% of the Portfolio's assets may be invested in debt securities of emerging markets, which may be unrated or rated below investment grade. Secu-rities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as "junk bonds".
Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, or political conditions.

One or more of the risks discussed above could affect adversely the economy of a developing market or the Portfolio's investments in such market. In East-ern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropri-ated a large amount of property. The claims of many property owners against those governments were never finally settled. There can be no assurance that any investments that the Portfolio might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Portfolio could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

policies now occurring in certain of these markets and adversely affect exist-ing investment opportunities.

Restrictions On Foreign Investment. Some countries prohibit or impose sub-stantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Portfolio. As illustra-tions, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a par-ticular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals or limit the repatriation of funds for a period of time.

  A number of countries, such as South Korea, Taiwan and Thailand, have autho-rized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the 1940 Act, the Portfolio may invest up to 10% of its total assets in securities of closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for the Portfolio to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices repre-senting premiums to their net asset values. If the Portfolio acquires shares in closed-end investment companies, shareholders would bear both their proportion-ate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

 In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or the companies with the most actively traded securities. Also, the 1940 Act restricts the Portfolio's investments in any equity security of an issuer which, in its most recent fis-cal year, derived more than 15% of its revenues from "securities related activ-ities," as defined by the rules thereunder. These provisions may also restrict the Portfolio's investments in certain foreign banks and other financial insti-tutions.

Smaller capital markets, while often growing in trading volume, have substan-tially less volume than U.S. markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable U.S. companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expen-

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

sive than in the United States. Such markets have different clearance and set-tlement procedures, and in certain markets there have been times when settle-ments have been unable to keep pace with the volume of securities transac-tions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in the Portfolio incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in tempo-rary periods when assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security pur-chases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Portfolio due to sub-sequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liabil-ity to the purchaser. There is generally less government supervision and regu-lation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

  Hedging Strategies. The Portfolio may engage in various portfolio strategies to seek to hedge its portfolio against movements in the equity markets, inter-est rates and exchange rates between currencies by the use of options, futures and options on futures. Utilization of options and futures transactions involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of the securities, interest rates or currencies which are the subject of the hedge. Options and futures transactions in foreign markets are also subject to the risk factors associ-ated with foreign investments generally, as discussed above. There can be no assurance that a liquid secondary market for options and futures contracts will exist at any specific time.

  See the Appendix for a further discussion of the risks associated with an investment in the Portfolio.

 PORTFOLIO TRANSACTIONS AND TURNOVER

All orders for transaction in securities and options on behalf of the Port-folio are placed by the Manager with broker/dealers that the Manager selects, including Smith Barney and other affiliated brokers. Brokerage will be allo-cated to Smith Barney, to the extent and in the manner permitted by applicable law, provided that, in the judgment of the Board of Directors of the Fund, the commission, fee or other remuneration received or to be received by Smith Barney
(or any broker/dealer affiliate of Smith Barney that is also a member of a securities

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

exchange) is reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transac-tions involving similar securities being purchased or sold on a securities exchange during the same or comparable period of time. In all trades directed to Smith Barney, the Fund has been assured that its orders will be accorded priority over those received from Smith Barney for its own account or for any of its directors, officers or employees. The Fund will not deal with Smith
Barney in any transaction in which Smith Barney acts as principal.

 Under certain market conditions, the Portfolio may experience high portfolio turnover as a result of its investment strategies. For example, the exercise of a substantial number of options written by the Portfolio and the purchase or sale of securities by the Portfolio in anticipation of a rise or decline in interest rates could result in high portfolio turnover. Short term gains real-ized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in correspond-ing increases in brokerage commissions for the Portfolio. The annual portfolio turnover rate for the Portfolio may vary significantly from year to year, but it is generally not expected to exceed 75%. The Portfolio will not consider portfolio turnover rate a limiting factor in making investment decisions con-sistent with its respective objectives and policies.

VALUATION OF SHARES


 The Portfolio's net asset value per share is determined as of the close of regular trading on the NYSE, on each day that the NYSE is open, by dividing the value of the Portfolio's net assets attributable to each Class by the total number of shares of the Class outstanding.

 Securities owned by the Portfolio for which market quotations are readily available are valued at current market value or, in their absence, at fair value. Securities traded on an exchange are valued at last sales prices on the principal exchange on which each such security is traded, or if there were no sales on that exchange on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. If instead there were no sales on the valuation date with respect to these securities, such securities are val-ued at the mean of the latest published closing bid and asked prices. Over-the-counter securities are valued at last sales price or, if there were no sales that day, at the mean

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

VALUATION OF SHARES (CONTINUED)

between the bid and asked prices. Options, futures contracts and options thereon that are traded on exchanges are also valued at last sales prices as of the close of the principal exchange on which each is listed or if there were no such sales on the valuation date, the last quoted sale, up to the time of valu-ation, on the other exchanges. In the absence of any sales on the valuation date, valuation shall be the mean of the latest closing bid and asked prices.
Securities with a remaining maturity of 60 days or less are valued at amortized cost where the Board of Directors has determined that amortized cost is fair value. Premiums received on the sale of call options will be included in the
Portfolio's net assets, and current market value of such options sold by the
Portfolio will be subtracted from the Portfolio's net assets. Any other invest-ments of the Portfolio, including restricted securities and listed securities for which there is a thin market or that trade infrequently (i.e., securities for which prices are not readily available), are valued at a fair value deter-mined by the Board of Directors in good faith. This value generally is deter-mined as the amount that the Portfolio could reasonably expect to receive from an orderly disposition of these assets over a reasonable period of time but in no event more than seven days. The value of any security or commodity denomi-nated in a currency other than U.S. dollars will be converted into U.S. dollars at the prevailing market rate as determined by the investment adviser.

 Foreign securities trading may not take place on all days on which the NYSE
is open. Further, trading takes place in various foreign
markets on days on
which the NYSE is not open. Accordingly, the determination of the net asset
value of the Portfolio may not take place contemporaneously
with the determina-
tion of the prices of investments held by such Portfolio.
Events affecting the
values of investments that occur between the time their prices are determined
and 4:00 P.M. on each day that the NYSE is open will not be
reflected in the
Portfolio's net asset value unless the investment adviser,
under the supervi-
sion of the Fund's Board of Directors, determines that the
particular event
would materially affect net asset value. As a result, the
Portfolio's net asset
value may be significantly affected by such trading on days
when a                                  shareholder
has no access to the Portfolio.

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

 The Fund declares and pays income dividends at least annually on shares of the Portfolio and makes annual distributions of capital gains, if any, on such shares.

  If a shareholder does not otherwise instruct, dividends and capital gain dis-tributions will be reinvested automatically in additional shares of the same
Class at net asset value, subject to no sales charge or CDSC.

   Income dividends and capital gain distributions that are invested are cred-ited to shareholders' accounts in additional shares at the net asset value as of the close of business on the payment date. A shareholder may change the option at any time by notifying his or her Smith Barney Financial Consultant.
Accounts held directly by TSSG should notify TSSG in writing at least five business days prior to the payment date to permit the change to be entered in the shareholder's account.

 The per share dividends on Class B and Class C shares of the Portfolio may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class
B and Class C
shares. The per share dividends on Class A shares of the Portfolio may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

 TAXES

  The Portfolio intends to qualify as a regulated investment company under
Subchapter M of the Code to be relieved of Federal income tax on that part of its net investment income and realized capital gains which it pays out to its shareholders. To qualify, the Portfolio must meet certain tests, including dis-tributing at least 90% of its investment company taxable income, and deriving less than 30% of its gross income from the sale or other disposition of certain investments held for less than three months.

   Dividends from net investment income and distributions of realized short-term capital gains on the sale of securities, whether paid in cash or automatically invested in additional shares of the Portfolio, are taxable to shareholders as ordinary income. The Portfolio's dividends will not qualify for the dividends

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

DIVIDENDS, DISTRIBUTIONS AND TAXES (CONTINUED)

received deduction for corporations. Dividends and distributions declared by the Portfolio may also be subject to state and local taxes. Distributions out of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders as long-term capi-tal gains. Information as to the tax status of dividends paid or deemed paid in each calendar year will be mailed to shareholders as early in the suc-ceeding year as practical but not later than January 31.

 Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax con-ventions between certain countries and the United States may reduce or elimi-nate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries is not known. Such foreign taxes would reduce the income of the
Portfolio distributed to shareholders.

 If, at the end of the Portfolio's taxable year, more than 50% of the value of the Portfolio's total assets consist of stock or securities of foreign cor-porations, the Portfolio may make an election pursuant to which foreign income taxes paid by it will be treated as paid directly by its shareholders. The
Portfolio will make this election only if it deems the election to be in the best interests of shareholders, and will notify shareholders in writing each year if it makes the election and the amount of foreign taxes to be treated as paid by the shareholders. If the Portfolio makes such an election, the amount of such foreign taxes would be included in the income of shareholders, and a shareholder other than a foreign corporation or non-resident alien individual could claim either a credit or, provided the shareholder itemizes deductions, a deduction for U.S. federal income tax purposes for such foreign taxes.
Shareholders who choose to utilize a credit (rather than a deduction) for for-eign taxes will be subject to the limitation that the credit may not exceed the shareholders' U.S. tax (determined without regard to the availability of the credit) attributable to their total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Portfolio from its foreign source income will be treated as foreign source income. The
Portfolio's gains and losses from the sale of securities and from certain for-eign currency gains and losses will generally be treated as derived from U.S.
sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from the Portfolio that qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

DIVIDENDS, DISTRIBUTIONS AND TAXES (CONTINUED)

tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their pro-portionate share of the foreign income taxes paid by the Portfolio.

   In determining gain or loss, a shareholder who redeems or exchanges shares in the Portfolio within 90 days of the acquisition of such shares will not be entitled to include in tax basis the sales charges incurred in acquiring such shares to the extent of any subsequent reduction in sales charges for invest-ing in the Portfolio or a different Portfolio of the Fund, such as pursuant to the rights discussed in "Exchange Privilege."

The Fund is required to withhold and remit to the U.S. Treasury 31% of divi-dends, distributions and redemption proceeds to shareholders who fail to pro-vide a correct taxpayer identification number (the Social Security number in the case of an individual) or to make the required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding and who are not otherwise exempt. The 31% withholding tax is not an additional tax, but is creditable against a shareholder's federal income tax liability.

Prior to investing in shares of the Portfolio, investors should consult with their tax advisors concerning the federal, state and local tax consequences of such an investment.

PURCHASE OF SHARES


 GENERAL

The Portfolio offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $5,000,000. See
"Prospectus Summary--Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

 INITIAL SUBSCRIPTION PERIOD

  Smith Barney, the Portfolio's distributor, will solicit subscriptions for shares of the Portfolio during the Subscription Period.
Subscriptions for
shares must be

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

PURCHASE OF SHARES (CONTINUED)

made through a brokerage account maintained with Smith Barney or an Introducing
Broker. Shares of the Portfolio subscribed for during the Subscription Period for which Smith Barney accepts purchase orders will be issued and sold by the
Portfolio on the fifth business day after the end of the Subscription Period
(the "Purchase Date"). Also on the Purchase Date, shareholders of other funds of the Smith Barney Mutual Funds will be able to exchange shares of such funds for shares of the Portfolio. On the Purchase Date, Smith Barney will notify the
Portfolio of the aggregate number of shares for which it has received and accepted subscriptions, and the Portfolio will issue shares for such subscriptions and commence operations.

The Portfolio is offering its Class A shares to the public at a maximum pur-chase price per share of $12.63, which equals the Class A share initial net asset value per share of $12.00 plus the maximum sales charge set forth below under "Continuous Offerings". The Portfolio is offering its Class B, Class C and Class Y shares to the public at each Class' respective initial net asset value per share of $12.00.

  The Portfolio and Smith Barney may in their discretion determine to withdraw the offering without notice for any reason before the end of the Subscription
Period. The Portfolio also reserves the right to refuse any order in whole or in part.

 CONTINUOUS OFFERINGS

Smith Barney will suspend the offering of shares to the public immediately after the expiration of the Subscription Period or within three weeks thereaf-ter. During the three-week period, Smith Barney would commence a limited con-tinuous offering of shares to the public. Once Smith Barney suspends the offer-ing of shares to the public (the "Closing Period"), it is expected to do so for
30 days. This period may be lengthened or shortened in the absolute discretion of Smith Barney. During the Closing Period, the Portfolio will invest the pro-ceeds from its Subscription Period and its continuous offering, if any, and existing shareholders may request redemptions, purchase additional shares and exchange shares of the Portfolio for shares of certain other funds of the Smith
Barney Mutual Funds. See "Exchange Privilege." Immediately after the expiration of the Closing Period, Smith Barney expects to commence a continuous offering of shares of the Portfolio.

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

PURCHASE OF SHARES (CONTINUED)

   During the continuous offerings, shares may be purchased through a brokerage account maintained with Smith Barney. Shares may also be purchased through an
Introducing Broker and through other distribution channels. In addition, cer-tain investors, including qualified retirement plans and certain other insti-tutional investors, may purchase shares directly from the Fund through TSSG.
When purchasing shares of the Portfolio, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. No maintenance fee will be charged by the Fund in connection with a brokerage account through which an investor purchases or holds shares.

 Investors in Class A, Class B and Class C shares may open an account by mak-ing an initial investment of at least $1,000 for each account, or $250 for an
IRA or a Self-Employed Retirement Plan in the Portfolio. Investors in Class Y shares may open an account by making an initial investment of $5,000,000. Sub-
sequent investments of at least $50 may be made for all Classes. For partici-pants in retirement plans qualified under Section 403(b)(7) or
Section 401(a)
of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes in the Portfolio is $25. For the Portfolio's Systematic Investment Plan, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50.
There are no
minimum investment requirements in Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors of the Fund, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, TSSG. Share certificates are issued only upon a shareholder's written request to TSSG.

Purchase orders received by Smith Barney prior to the close of regular trad-ing on the NYSE, on any day the Portfolio calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Portfolio calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by Smith Barney prior to Smith Barney's close of business. Currently, payment for Portfolio shares is due on the fifth business

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

PURCHASE OF SHARES (CONTINUED)

day (the "settlement date") after the trade date. The Portfolio anticipates that, in accordance with regulatory changes, beginning on or about June 1,
1995, the settlement date will be the third business day after the trade date.

 SYSTEMATIC INVESTMENT PLAN

 During the continuous offering period, shareholders may make additions to their accounts at any time by purchasing shares through a service known as the
Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or TSSG is authorized through preauthorized transfers of $50 or more to charge the regular bank account or other financial institution indicated by the share-holder on a monthly or quarterly basis to provide systematic additions to the shareholder's Portfolio account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or
TSSG. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the share-holder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney
Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

The sales charges applicable to purchases of Class A shares of the Portfolio are as follows:

                                  SALES CHARGE ----------------
                         --------------
DEALERS'
                              % OF           % OF
REALLOWANCE AS % OF
  AMOUNT OF INVESTMENT   OFFERING PRICE AMOUNT INVESTED
OFFERING PRICE ------------------------------------------------
--------------------------
  Less than $25,000           5.00%          5.26%
4.50%
  $ 25,000 - 49,999           4.00           4.17
3.60
    50,000 - 99,999           3.50           3.63
3.15
   100,000 - 249,999          3.00           3.09
2.70
   250,000 - 499,999          2.00           2.04
1.80
   500,000 and over            *               *
* -------------------------------------------------------------
-------------

* Purchases of Class A shares, which when combined with current holdings of
  Class A shares offered with a sales charge equal or exceed
$500,000 in the
aggregate, will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith
                            Barney,
which
   compensates Smith Barney Financial Consultants and other
                            dealers
whose clients
 make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers
                              of
CDSC."

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

PURCHASE OF SHARES (CONTINUED)


Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

The reduced sales charges shown above apply to the aggregate of purchases of
Class A shares of the Portfolio made at one time by "any person," which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust estate or single fiduciary account. The reduced sales charge minimums may also be met by aggregating the purchase with the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney listed under "Exchange Privilege."

 INITIAL SALES CHARGE WAIVERS

  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales of Class A shares to Direc-tors of the Fund and employees of Travelers and its subsidiaries, or to the spouse and children of such persons (including the surviving spouse of a deceased Director or employee, and retired Directors or employees), or sales to any trust, pension, profit-sharing or other benefit plan for such persons provided such sales are made upon the assurance of the purchaser that the pur-chase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such company with the Portfolio by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney
Financial Consultant (for a period up to 90 days from the commencement of the
Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and
(iii) was subject to a sales charge; (d) shareholders who have redeemed Class
A shares in the Portfolio (or Class A shares of another fund of the Smith Bar-ney Mutual Funds that are sold with a maximum 5.00% sales charge) and who wish to reinvest their redemption proceeds in the Portfolio, provided the reinvest-ment is made within 60 calendar days of the redemption; and (e) accounts man-aged by registered investment advisory subsidiaries of Travelers. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

PURCHASE OF SHARES (CONTINUED)

verification that the purchase would qualify for the elimination of the sales charge.

 RIGHT OF ACCUMULATION

   Class A shares of the Portfolio may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all
Class A shares of the Portfolio and of funds sponsored by Smith Barney that are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient informa-tion at the time of purchase to permit verification that the purchase quali-fies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares pur-chased thereafter.

 GROUP PURCHASES

 Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A Shares", and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for pay-roll deductions, IRAs or investments pursuant to retirement plans under Sec-tions 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a quali-fied group may also purchase Class A shares at the reduced sales charge appli-cable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been pre-viously purchased and are still owned by the

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

PURCHASE OF SHARES (CONTINUED)

group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Portfolio shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the
Portfolio and the members, and must agree to include sales and other materials related to the Portfolio in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to pur-chase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.

 LETTER OF INTENT

 A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes purchases of all
Class A shares of the Portfolio and other funds of the Smith
Barney Mutual
Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent.
Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or TSSG to obtain a Letter of
Intent application.

 DEFERRED SALES CHARGE ALTERNATIVES

CDSC Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Portfolio. A CDSC, however, may be imposed on cer-tain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b)
Class C shares; and (c) Class A shares which when combined with Class A

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

PURCHASE OF SHARES (CONTINUED)

shares offered with a sales charge currently held by an investor equal or exceed $500,000 in the aggregate.

Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a
CDSC to the extent that the value of such shares represents:
(a) capital
appreciation of Portfolio assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

  Class C shares and Class A shares that are CDSC Shares are subject to a
1.00% CDSC if redeemed within 12 months of purchase. In
circumstances in which
the CDSC is imposed on Class B shares, the amount of the charge will depend on
the number of years since the shareholder made the purchase
payment from which
the amount is being redeemed. Solely for purposes of
determining the number of
years since a purchase payment, all purchase payments made
during a                   month will
be aggregated and deemed to have been made on the last day of the preceding
Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of purchases by Participating Plans, as described below. See "Purchase of
Shares--Smith Barney 401(k) Program."

    YEAR SINCE PURCHASE
    PAYMENT WAS MADE      CDSC
   ----------------------------
    First                 5.00%
    Second                4.00
    Third                 3.00
    Fourth                2.00
    Fifth                 1.00
    Sixth                 0.00
    Seventh               0.00
    Eighth                0.00
   ----------------------------

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such propor-

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

PURCHASE OF SHARES (CONTINUED)

tion of Class B Dividend Shares owned by the shareholder as the total number of
his or her Class B Shares converting at the time bears to the total number of
outstanding Class B shares (other than Class B Dividend Shares)
owned by the
shareholder. Shareholders who held Class B shares of Smith
Barney Shearson
Short-Term World Income Fund (the "Short-Term World Income
Fund") on July 15,
1994 and who subsequently exchange those shares for Class B
shares of the Port-
folio will be offered the opportunity to exchange all such
Class B          shares for
Class A shares of the Portfolio four years after the date on which those shares were deemed to have been purchased. Holders of such Class B shares will be notified of the pending exchange in writing approximately 30 days before the fourth anniversary of the purchase date and, unless the exchange has been rejected in writing, the exchange will occur on or about the fourth anniversary date. See "Prospectus Summary--Alternative Purchase Arrangements-Class B
Shares Conversion Feature."

   In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distribu-tions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual
Funds, and Portfolio shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith
Barney.

To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 addi-tional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment.
Assuming at the time of the redemption the net asset value had appreciated to
$12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60).
Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

PURCHASE OF SHARES (CONTINUED)


 WAIVERS OF CDSC

   The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences
(see "Automatic Cash Withdrawal Plan"); (c) redemptions of shares within twelve months following the death or disability of the shareholder;
(d) redemption of
shares made in connection with qualified distributions from retirement plans or
IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares in connection with a combination of the Portfolio with any investment company by merger, acquisition of assets or otherwise. In addi-tion, a shareholder who has redeemed shares from other funds of the Smith Bar-ney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

CDSC waivers will be granted subject to confirmation (by Smith
Barney in the
case of shareholders who are also Smith Barney clients or by TSSG in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(K) PROGRAM

  During the continuous offering period, investors may be eligible to partici-pate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under Section
401(a) of the Code. To the extent applicable, the same terms and conditions are offered to all Participating Plans in the Smith Barney 401(k) Program.

 The Portfolio offers to Participating Plans Class A, Class B,
Class C and
Class Y shares as investment alternatives under the Smith Barney 401(k) Pro-gram. Class A, Class B and Class C shares acquired through the Smith Barney
401(k) Program are subject to the same service and/or distribution fees as, but different sales charge and CDSC schedules than, the Class A, Class B and Class
C shares acquired by other investors. Similar to those shares available to other investors, Class Y shares acquired through the Smith Barney 401(k) Pro-gram are not subject to any service or distribution fees or any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in the
Portfo-

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

PURCHASE OF SHARES (CONTINUED)

lio, all of its subsequent investments in the Portfolio must be in the same
Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of the Portfolio are offered without any initial sales charge to any Participating Plan that purchases from $500,000 to
$4,999,999 of Class A shares of one or more funds of the Smith
Barney Mutual
Funds. Class A shares acquired through the Smith Barney 401(k) Program are subject to a CDSC of 1.00% of redemption proceeds, if the Participating Plan terminates within four years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

Class B Shares. Class B shares of the Portfolio are offered to any Partici-pating Plan that purchases less than $250,000 of one or more funds of the
Smith Barney Mutual Funds. Class B shares acquired through the
Smith Barney
401(k) Program are subject to a CDSC of 3.00% of redemption proceeds, if the
Participating Plan terminates within eight years of the date the Participating
Plan first enrolled in the Smith Barney 401(k) Program.

 Eight years after the date the Participating Plan enrolled in the Smith Bar-
ney 401(k) Program, it will be offered the opportunity to
exchange all of its
Class B shares for Class A shares of the Portfolio. Such Plans will be notified
of the pending exchange in writing approximately 60 days before the eighth
anniversary of the enrollment date and, unless the exchange has been rejected
in writing, the exchange will occur on or about the eighth
anniversary date.
Once the exchange has occurred, a Participating Plan will not be eligible to
acquire additional Class B shares of the Portfolio but instead may acquire
Class A shares of the Portfolio. If the Participating Plan
elects not to
exchange all of its Class B shares at that time, each Class B share held by the
Participating Plan will have the same conversion feature as
Class B         shares held
by other investors. See "Purchase of Shares -- Deferred Sales Charge Alterna-tives."

Class C Shares. Class C shares of the Portfolio are offered to any Partici-pating Plan that purchases from $250,000 to $499,999 of one or more funds of the Smith Barney Mutual Funds. Class C shares acquired through the
Smith Barney 401(k) Program are subject to a CDSC of 1.00% of redemption pro-ceeds, if the Participating Plan terminates within four years of the date the
Participating Plan first enrolled in the Smith Barney 401(k) Program. Each year after the date a Participating Plan enrolled in the Smith Barney 401(k) Pro-gram, if its total Class C holdings equal at least $500,000 as of the calendar year-end,

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

PURCHASE OF SHARES (CONTINUED)

the Participating Plan will be offered the opportunity to exchange all of its
Class C shares for Class A shares of the Portfolio. Such Plans will be notified in writing within 30 days after the last business day of the calendar year, and unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March. Once the exchange has occurred, a Participating Plan will not be eligible to acquire Class C shares of the Portfolio but instead may acquire Class A shares of the Portfolio. Any
Class C shares not converted will continue to be subject to the distribution fee.

  Class Y Shares. Class Y shares of the Portfolio are offered without any serv-ice or distribution fees, sales charge or CDSC to any Participating Plan that purchases $5,000,000 or more of Class Y shares of one or more funds of the
Smith Barney Mutual Funds.

No CDSC is imposed on redemptions of CDSC Shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain dis-tributions, plus (a) with respect to Class A and Class C shares, the current net asset value of such shares purchased more than one year prior to redemption and, with respect to Class B shares, the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus (b) with respect to Class A and Class C shares, increases in the net asset value of the shareholder's Class A or Class C shares above the purchase payments made during the preceding year and, with respect to Class B shares, increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to a
Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applica-bility of the CDSC to other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

The CDSC will be waived on redemptions of Class A, Class B and Class C shares in connection with lump-sum or other distributions made by a Participating Plan as a result of: (a) the retirement of an employee in the Participating Plan;
(b) the termination of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

PURCHASE OF SHARES (CONTINUED)

401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the Participating Plan to an employee.

Participating Plans wishing to acquire shares of the Portfolio through the
Smith Barney 401(k) Program must purchase such shares directly from TSSG. For further information regarding the Smith Barney 401(k) Program, investors should contact a Smith Barney Financial Consultant.

EXCHANGE PRIVILEGE


 Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual
Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class C shares are subject to min-imum investment requirements and all shares are subject to the other require-ments of the fund into which exchanges are made and a sales charge differential may apply.

  FUND NAME
  Growth Funds
    Smith Barney Aggressive Growth Fund Inc.
     Smith Barney Appreciation Fund Inc.
    Smith Barney Fundamental Value Fund Inc.
    Smith Barney Special Equities Fund
    Smith Barney Telecommunications Growth
Fund

  Growth and Income Funds

    Smith Barney Convertible Fund
    Smith Barney Funds, Inc.--Income and Growth
    Portfolio Smith Barney Funds, Inc.--Utility
    Portfolio
    Smith Barney Growth and Income Fund
    Smith Barney Premium Total Return
    Fund Smith Barney Strategic
    Investors Fund Smith Barney
    Utilities Fund

  Taxable Fixed-Income Funds

 ** Smith Barney Adjustable Rate Government Income
    Fund Smith Barney Diversified Strategic Income
    Fund

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

EXCHANGE PRIVILEGE (CONTINUED)

* Smith Barney Funds, Inc.--Income Return Account Portfolio
   Smith Barney Funds, Inc.--Monthly Payment Government
Portfolio
+++ Smith Barney Funds, Inc.--Short-Term U.S. Treasury
Securities Portfolio
     Smith Barney Funds, Inc.--U.S. Government Securities
Portfolio
    Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
  Smith Barney Managed Governments Fund Inc.

  Tax-Exempt Funds

    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund
    Inc. Smith Barney Florida Municipals Fund
* Smith Barney Intermediate Maturity California Municipals Fund
 * Smith Barney Intermediate Maturity New York Municipals Fund
  * Smith Barney Limited Maturity Municipals Fund
    Smith Barney Managed Municipals Fund Inc.
       Smith Barney Massachusetts Municipals Fund
    Smith Barney Muni Funds--California Portfolio
    * Smith Barney Muni Funds--Florida Limited Term
    Portfolio Smith Barney Muni Funds--Florida Portfolio
   Smith Barney Muni Funds--Georgia Portfolio
* Smith Barney Muni Funds--Limited Term Portfolio
    Smith Barney Muni Funds--National Portfolio
    Smith Barney Muni Funds--New Jersey Portfolio
    Smith Barney Muni Funds--New York Portfolio
    Smith Barney Muni Funds--Ohio Portfolio
    Smith Barney Muni Funds--Pennsylvania
    Portfolio Smith Barney New Jersey Municipals
    Fund Inc. Smith Barney New York Municipals
    Fund Inc. Smith Barney Oregon Municipals Fund
    Smith Barney Tax-Exempt Income Fund

  International Funds

    Smith Barney World Funds, Inc.--European Portfolio
    Smith Barney World Funds, Inc.--Global Government
    Bond
Portfolio
    Smith Barney World Funds, Inc.--International
Balanced Portfolio
  Smith Barney World Funds, Inc.--International Equity
Portfolio
    Smith Barney World Funds, Inc.--Pacific Portfolio
    Smith Barney Precious Metals and Minerals Fund Inc.

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

EXCHANGE PRIVILEGE (CONTINUED)


  Money Market Funds

  + Smith Barney Exchange Reserve Fund
 ++ Smith Barney Money Funds, Inc.--Cash Portfolio
 ++ Smith Barney Money Funds, Inc.--Government Portfolio
*** Smith Barney Money Funds, Inc.--Retirement Portfolio
+++ Smith Barney Municipal Money Market Fund, Inc.
+++ Smith Barney Muni Funds--California Money Market
Portfolio +++ Smith Barney Muni Funds--New York Money
Market Portfolio -----------------------------------------
------------------------
--------------

* Available for exchange with Class A, Class C and Class Y shares of the
    Portfolio.
  ** Available for exchange with Class A, Class B and Class Y shares of the
  Portfolio. In addition, shareholders who own Class C shares of the
     Portfolio through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.
*** Available for exchange with Class A shares of the Portfolio. + Available for exchange with Class B and Class C shares of the
Portfolio.
 ++ Available for exchange with Class A and Class Y shares of the
Portfolio.
    In addition, shareholders who own Class C shares of the Portfolio through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.
+++ Available for exchange with Class A and Class Y shares of the Portfolio.

Class A Exchanges. Class A shares of Smith Barney Mutual Funds sold without a sales charge or with a maximum sales charge of less than the maximum charged by other Smith Barney Mutual Funds will be subject to the appropriate "sales charge differential" upon the exchange of such shares for Class A shares of a fund sold with a higher sales charge. The "sales charge differential" is lim-ited to a percentage rate no greater than the excess of the sales charge rate applicable to purchases of shares of the mutual fund being acquired in the exchange over the sales charge rate(s) actually paid on the mutual fund shares relinquished in the exchange and on any predecessor of those shares. For pur-poses of the exchange privilege, shares obtained through automatic reinvest-ment of dividends and capital gain distributions are treated as having paid the same sales charges applicable to the shares on which the dividends or dis-tributions were paid; however, except in the case of the Smith Barney 401(k)
Program, if no sales charge was imposed upon the initial purchase of the shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange.

 Class B Exchanges. In the event a Class B shareholder (unless such share-holder was a Class B shareholder of the Short-Term World Income Fund on July
15, 1994) wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Portfolio, the exchanged Class B shares will be subject to the higher applicable
CDSC. Upon
an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Portfolio that have been exchanged.

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

EXCHANGE PRIVILEGE (CONTINUED)


  Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Portfolio that have been exchanged.

 Class Y Exchanges. Class Y shareholders of the Portfolio who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

   Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Portfolio's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Portfolio's other shareholders. In this event, the
Manager will notify Smith Barney and Smith Barney may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, Smith Barney will provide notice in writing or by tele-phone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Portfolio or (b) remain invested in the Portfo-lio or exchange into any of the funds of the Smith Barney Mutual Funds ordinar-ily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in deter-mining what constitutes an abusive pattern of exchanges.

  Exchanges will be processed at the net asset value next determined, plus any applicable sales charge differential. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The
Portfolio reserves the right to modify or discontinue exchange privileges upon
60 days' prior notice to shareholders.

REDEMPTION OF SHARES


  The Fund is required to redeem the shares of the Portfolio tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

REDEMPTION OF SHARES (CONTINUED)

other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.
If a shareholder holds shares in more than one Class, any request for redemp-tion must specify the Class being redeemed. In the event of a failure to spec-ify which Class, or if the investor owns fewer shares of the Class than speci-fied, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the seventh day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. The Fund anticipates that, in accordance with regulatory changes, beginning on or about June 1, 1995, pay-
ment will be made on the third business day after receipt of proper tender.
Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

 Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as Custodian may be redeemed through an investor's Finan-cial Consultant, Introducing Broker or dealer in the selling group or by sub-mitting a written request for redemption to:

   Smith Barney World Funds, Inc./Emerging Markets Portfolio
  Class A, B, C or Y (please specify)
  c/o The Shareholder Services Group, Inc.
  P.O. Box 9134
  Boston, Massachusetts 02205-9134

   A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to TSSG together with the redemption request. Any signature appearing on a redemption request, share certificate or stock power must be guaranteed by an eligible guarantor institution, such as a domestic bank, sav-

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

REDEMPTION OF SHARES (CONTINUED)

ings and loan institution, domestic credit union, member bank of the Federal
Reserve System or member firm of a national securities exchange. TSSG may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until TSSG receives all required documents in proper form.

 AUTOMATIC CASH WITHDRAWAL PLAN

The Portfolio offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the share-holder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Portfolio. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the with-drawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consul-tant.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Portfolio if the aggregate net asset value of the shares held in the Portfolio account is less than $500. (If a shareholder has more than one account in this Portfolio, each account must satisfy the minimum account size.)
The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid automatic liquidation.

PERFORMANCE


 From time to time the Portfolio may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class
B, Class C and Class Y shares of the Portfolio. These figures are based on histori-

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

PERFORMANCE (CONTINUED)

cal earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Portfolio calculates current dividend return for each Class by dividing the current dividend by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market condi-tions, the composition of its investment portfolio and operating expenses.
These factors and possible differences in the methods used in calculating cur-rent dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Portfolio may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.
The Portfolio will include performance data for Class A, Class
B, Class C and
Class Y shares in any advertisement or information including performance data of the Portfolio.

MANAGEMENT OF THE FUND


 BOARD OF DIRECTORS

 Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and the
Portfolio, including agreements with the Fund's distributor, investment manag-er, custodian and transfer agent. The day-to-day operations of the Portfolio are delegated to the Portfolio's investment manager. The Statement of Addi-tional Information contains background information regarding each Director and executive officer of the Fund.

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

MANAGEMENT OF THE FUND (CONTINUED)


 MANAGER

   Smith Barney Mutual Funds Management Inc. (the "Manager") manages the day-to-day operations of the Portfolio pursuant to a management agreement entered into by the Fund on behalf of the Portfolio under which the Manager is responsible for furnishing or causing to be furnished to the Portfolio advice and assis-tance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects and affairs of the Portfolio and furnishes the Portfolio with bookkeeping, accounting and administrative servic-es, office space and equipment, and the services of the officers and employees of the Fund. By written agreement the research and other departments and staff of Smith Barney furnish the Manager with information, advice and assistance and are available for consultation on the Portfolio, thus Smith Barney may also be considered an investment adviser to the Fund. Smith Barney services are paid for by the Manager on the basis of direct and indirect costs to Smith Barney of performing such services; there is no charge to the Fund for such services. For the investment advisory services provided by the Manager, the Portfolio pays the Manager an investment advisory fee calculated at the rate of 1.00% of the
Portfolio's average daily net assets, paid monthly. Although this fee is higher than that paid by most investment companies, the Portfolio's management has determined that it is comparable to the fee charged by other investment advis-ers of investment companies that have similar investment objectives and poli-cies.

   The management agreement further provides that all other expenses not specif-ically assumed by the Manager under the management agreement on behalf of the
Portfolio are borne by the Fund. Expenses payable by the Fund include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the Fund) and shareholder servicing agents, expenses of preparing, printing and distributing all prospec-tuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and directors' meetings, filing fees and expenses relating to the registration and qualification of the Fund's shares and the Fund under federal or state securities laws and maintaining such registrations and qualifications
(including the printing of the Fund's registration statements), fees of audi-tors and legal counsel, costs of performing portfolio valuations, out-of-pocket expenses of directors and fees of directors who are not "interested persons" as defined in the 1940 Act, interest, taxes and governmental fees, fees and com-missions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the
Fund's

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

MANAGEMENT OF THE FUND (CONTINUED)

existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each of the Fund's
Portfolios; general
corporate expenses are allocated on the basis of relative net assets.

 The Manager was incorporated on March 12, 1968 under the laws of Delaware. As of January 1, 1995 the Manager had aggregate assets under management of approx-imately $55 billion. The Manager, Smith Barney and Holdings are each located at
388 Greenwich Street, New York, New York 10013. The term "Smith Barney" in the title of the Fund has been adopted by permission of Smith Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.

 PORTFOLIO MANAGEMENT

The Portfolio is managed by Donald Elefson. Mr. Elefson joined the Smith Bar-ney international equity team in the spring of 1994 and is a Vice President of the Fund and of Smith Barney. Previously, he assisted in the management of the emerging markets mutual funds at Merrill Lynch Asset Management. Prior to Mer-rill Lynch, Mr. Elefson held a position in equity analysis and equity sales with Cazenove Inc. and BHF Securities in New York, and with Georg Hauck and
Sohn in Frankfurt, Germany.

  Management's discussion and analysis, and additional performance information regarding the Portfolio during the fiscal year ending October 31, 1995 will be included in the Annual Report dated October 31, 1995. A copy of the Annual
Report may be obtained upon request and without charge from a Smith Barney
Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

DISTRIBUTOR


 Smith Barney distributes shares of the Portfolio as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Portfolio under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a serv-ice fee with respect to Class A, Class B and Class C shares of the Portfolio at the annual rate of 0.25% of the average daily net assets attributable to these

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

DISTRIBUTOR (CONTINUED)

Classes. Smith Barney is also paid a distribution fee with respect to Class B and Class C shares at the annual rate of 0.75% of the average daily net assets attributable to these Classes. Class B shares that automatically convert to
Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are used by Smith Barney to pay its
Financial Consultants for servicing shareholder accounts and, in the case of
Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who pro-vide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney asso-ciated with the sale of Portfolio shares, including lease, utility, communica-tions and sales promotion expenses.

The payments to Smith Barney Financial Consultants for selling shares of a
Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C Shares, a con-tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

Actual distribution expenses for Class B and Class C shares of the Portfolio for any given year may exceed the fees received pursuant to the Plan and will be carried forward and paid by the Portfolio in future years so long as the
Plan is in effect. Interest is accrued monthly on such carryforward amounts at a rate comparable to that paid by Smith Barney for bank borrowings.

ADDITIONAL INFORMATION


 The Fund, an open-end investment company, was incorporated in Maryland on
March 22, 1991. The Fund has an authorized capital of 1,000,000,000 shares with a par value of $.001 per share. The Board of Directors has authorized the issuance of six series of shares, each representing shares in one of six sepa-rate Portfolios and may authorize the issuance of additional series of shares in the future. The assets of each Portfolio are segregated and separately man-aged and a shareholder's interest is in the assets of the Portfolio in which he or she holds shares. Class A, Class B, Class C and Class Y shares of the
Portfolio

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

ADDITIONAL INFORMATION (CONTINUED)

represent interests in the assets of the Portfolio and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to provisions of the Fund's Rule 12b-1 distribution plan which pertain to a particular Class. As described under "Voting" in the Statement of Addi-tional Information, the Fund ordinarily will not hold meetings of shareholders annually; however, shareholders have the right to call a meeting upon a vote of
10% of the Fund's outstanding shares for the purpose of voting to remove direc-tors, and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. Shares do not have cumulative voting rights or pre-emptive rights and are fully paid, transferable and nonassessable when issued for payment as described in this Prospectus.

 Morgan Guaranty Trust Company of New York, located at 60 Wall
Street, New
York, New York 10260, serves as custodian of the Portfolio's investments.

 TSSG, located at Exchange Place, Boston, Massachusetts 02109, serves as the
Fund's transfer agent.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also plans to consolidate the mail-ing of its Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their account should contact their Smith Barney Financial Consultant or the Fund's transfer agent.

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

APPENDIX

 CERTAIN INVESTMENT STRATEGIES

  In attempting to achieve its investment objective, the Portfolio may employ, among others, one or more of the strategies set forth below.
More detailed
information concerning these strategies and their related risks is contained in the Statement of Additional Information.

 Foreign Currencies. The value of the Portfolio's investments, and the value of dividends and interest earned by the Portfolio, may be significantly affected by changes in currency exchange rates. Some foreign currency values may be volatile, and there is the possibility of governmental controls on cur-rency exchange or governmental intervention in currency markets, which could adversely affect the Portfolio. Although the Manager may attempt to manage currency exchange rate risks, there is no assurance that the Manager will do so at an appropriate time or that the investment adviser will be able to pre-dict exchange rates accurately. For example, if the Manager increases the
Portfolio's exposure to a foreign currency, and that currency's value subse-quently falls, the Manager's currency management may result in increased losses to the Portfolio. Similarly, if the Manager hedges the Portfolio's exposure to a foreign currency, and that currency's value rises, the Portfolio will lose the opportunity to participate in the currency's appreciation.

 Options and Futures Contracts. The Portfolio may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices, and currency exchange rates. Some options and futures strategies, including selling futures, buying puts, and writing calls, tend to hedge the
Portfolio's investments against price fluctuations. Other strategies, includ-ing buying futures, writing puts, and buying calls, tend to increase market exposure. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the over-all strategy. The Portfolio may invest in options and futures based on any type of security, index, or currency, including options and futures traded on foreign exchanges and options not traded on exchanges.

 Options and futures can be volatile investments, and involve certain risks.
If the Manager applies a hedge at an inappropriate time or judges market con-ditions incorrectly, options and futures strategies may lower the Portfolio's return. The Portfolio could also experience losses if the prices of its

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

APPENDIX (CONTINUED)

options and futures positions were poorly correlated with its other invest-ments, or if it could not close out its positions because of an illiquid sec-ondary market.

The Portfolio will not hedge more than 25% of its total assets by selling futures, buying puts, and writing calls under normal conditions. In addition, the Portfolio will not buy futures or write puts whose underlying value exceeds 25% of its total assets, and will not buy calls with a value exceeding
5% of its total assets.

  Swap Agreements. As one way of managing its exposure to different types of investments, the Portfolio may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of a index or mortgage prepayment rates.

  Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the
Portfolio's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Portfolio may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.

  Indexed Securities. The Portfolio may invest in indexed securities, includ-ing inverse floaters, whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short to intermediate term fixed-income securities whose values at matu-rity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be positively or neg-atively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the under-lying instrument itself. No more than 5% of the Portfolio's assets will be invested in inverse floaters.

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

APPENDIX (CONTINUED)


  Sovereign Debt Obligations. The Portfolio may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Govern-mental entities responsible for repayment of the debt may be unable or unwill-ing to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of princi-pal and interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S.
government.

   Loans and other direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to another party. They may repre-sent amounts owed to lenders or lending syndicates (loans and loan participa-tions), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve the risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Portfolio in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate the Portfolio to supply additional cash to the borrower on demand.

Floating and Variable Rate Income Securities. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank's prime rate, a certificate of deposit rate or the London
Inter Bank
Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rates or other commodities. The amount by which the rate paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable

Smith Barney World Funds, Inc. -
Emerging Markets Portfolio

APPENDIX (CONTINUED)

changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

   Zero Coupon, Discount and Payment-in-Kind Securities. The Portfolio may invest in "zero coupon" and other deep discount securities of governmental or private issuers. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity.
Payment-in-kind securities allow the lender, at its option, to make current interest payments on such securities either in cash or in additional securi-ties. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than secu-rities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis.

  Premium Securities. The Portfolio may invest in income securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity. The Portfolio will not amortize the premium paid for such securi-ties in calculating its net investment income. As a result, in such cases the purchase of such securities provides the Portfolio a higher level of invest-ment income distributable to shareholders on a current basis than if the Port-folio purchased securities bearing current market rates of interest. If secu-rities purchased by the Portfolio at a premium are called or sold prior to maturity, the Portfolio will recognize a capital loss to the extent the call or sale price is less than the purchase price. Additionally, the Portfolio will recognize a capital loss if it holds such securities to maturity.

  Yankee Bonds. The Portfolio may invest in U.S. dollar denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in the United States, such bond issues normally carry a higher interest rate but are less actively traded.

 Borrowings. The Portfolio may borrow from banks up to 25% of the value of its assets for temporary or emergency purposes, such as to accommodate requests for the redemption of shares while effecting an orderly liquidation of portfolio securities or to clear securities transactions and not for leveraging purposes.

Smith Barney World Funds, Inc.-
Emerging Markets Portfolio

APPENDIX (CONTINUED)


 Repurchase Agreements and Securities Loans. The Portfolio may
enter into
repurchase agreements on up to 25% of its assets and may lend
for a     fee portfo-
lio securities amounting up to one-third of its assets. These transactions must be fully collateralized at all times, and the investment adviser will monitor the value of the collateral, which will be marked to the market daily, to determine that the value is at least 100% of the agreed upon sum to be paid to the Port-folio. Repurchase agreements and lending of portfolio securities involve some credit risk to the Portfolio, if the other party defaults on its obligations, since the Portfolio could be delayed or prevented from recovering the collater-al. The Portfolio currently does not expect that it will enter into repurchase agreements on more than 5% of its assets.

   Foreign Repurchase Agreements. In addition to repurchase agreements solely in
U.S. markets, the Portfolio may enter into repurchase agreements with respect to foreign securities and repurchase agreements denominated in foreign curren-cies. Foreign repurchase agreements may be less well secured than repurchase agreements in U.S. markets, and may involve greater risks of loss if the counterparty should default on its obligations. As a result, the creditworthi-ness of the other party is an especially important concern.

Illiquid Investments. The Portfolio may invest up to 15% of its assets in illiquid investments. Under the supervision of the Board of Directors, the investment adviser determines the liquidity of the Portfolio's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Portfolio to sell them promptly at an acceptable price.

 Restricted Securities. The Portfolio may invest no more than 10% of its total assets in securities which cannot be sold to the public without registration under the Securities Act of 1933 (restricted securities). Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities (excluding securities issued pursuant to Rule 144A of the Securities Act of 1933) are con-sidered to be illiquid and are subject to the 15% limitation on investments in illiquid securities.

 Delayed-Delivery Transactions. The Portfolio may buy and sell securities on a when-issued or delayed-delivery basis, with payment and delivery taking

Smith Barney World Funds, Inc.
Emerging Markets Portfolio
APPENDIX (CONCLUDED)
place at a future date. The market value of securities purchased in this way may change before the delivery date, which could increase fluctuation in the
Portfolio's yield. Although the Portfolio has not established any limit on the percentage of its assets that may be committed in connection with such trans-actions, the Portfolio will maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other high grade liq-uid debt or equity securities denominated in U.S. dollars or nonU.S. curren-cies in an aggregate amount equal to the amount of its commitment in connec-tion with such purchase transactions.

Structured Notes. The Portfolio may purchase structured notes, which are over-the-counter debt instruments where the interest rate and/or principal are indexed to an unrelated indicator (e.g., short-term rates in Japan, the price of oil). Sometimes the two are inversely related (i.e., as the index goes up, the coupon rate goes down; inverse floaters are an example of this) and some-
times they may fluctuate to a greater degree than the underlying index (e.g., the coupon may change twice as much as the change in the index rate).

   Structured notes are often issued by high-grade corporate issuers. There is often an underlying swap involved; the issuer will receive payments that match its obligations under the structured note (usually from an investment bank that puts the deal together) and, in turn, makes more "traditional" payments to the investment bank (e.g., fixed rate or ordinary floating rate payments).
It is important to note, however, that in such cases the Portfolio would not be involved in the swap; the issuer of the note would remain obligated even if its counterparty defaulted.

SMITH BARNEY

------------

                                              A Member of
Travelers Group [LOGO]


SMITH BARNEY

WORLD FUNDS, INC.
                                                      EMERGING
MARKETS PORTFOLIO
                                                            388
Greenwich Street
                                                        New
York, New York 10013



FD0875C5


                 SMITH BARNEY WORLD FUNDS, INC.
                      388 Greenwich Street
                    New York, New York 10013

              STATEMENT OF ADDITIONAL
INFORMATION

                 February 28, 1995, as amended
                  November 10November 30, 1995

      Shares   of   the   Fund   are  offered  with   a   choice   of
six
Portfolios:

    The Global Government Bond Portfolio seeks as high a level of current income and capital appreciation as is consistent with its policy of investing principally in high quality bonds of the United
    States  and  foreign governments.

    The  International Equity Portfolio seeks a total
    return on  its  assets from growth of capital and
    income.   The Portfolio  seeks  to  achieve its
    objective principally through a diversified portfolio of equity securities of established non-United States issuers.

    The    Pacific   Portfolio   seeks   long-term
    capital appreciation by investing primarily in a diversified portfolio of equity securities of companies in the Asian Pacific Countries.

    The   European   Portfolio   seeks   long-term
    capital appreciation   by   investing   primarily   in  equity
    securities of issuers based in countries of Europe.

    The International Balanced Portfolio seeks a competitive total return on its assets from growth of capital and income through a portfolio invested primarily in securities of established non-United States issuers.
    The Emerging Markets Portfolio seeks long term capital appreciation on its assets through a portfolio invested primarily in securities of emerging country
    issuers.   The
    Emerging  Markets  Portfolio is not currently  available
    for investment.
The Fund offers three classes of shares which may be purchased at the next determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed
(i) at the time of purchase (Class A shares) or (ii) on a deferred basis (Class B and Class C shares). A fourth class of shares (the Class Y shares) is sold at net asset value and is available only to investors investing a minimum of $5,000,000. A fifth class of shares of the International Equity Portfolio (the Class Z shares) are offered only to tax-
exempt retirement plans of Smith  Barney Inc.   These
alternatives permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances.
This Statement of Additional Information is not a prospectus. It is intended to provide more detailed information about Smith Barney World Funds, Inc. as well as matters already discussed in the Prospectus of the applicable Portfolio and therefore should be read in conjunction with each Prospectus
dated February  28, 1995   for   the  International  Equity
Portfolio,  the   Global Government  Bond Portfolio, the
Pacific Portfolio, the European Portfolio and the International Balanaced Portfolio and the Prospectus dated January 14, 1995 for the Emerging Markets Portfolio, which may be obtained from the Fund or your Smith Barney Financial Consultant.



TABLE OF CONTENTS

                                                         Page

Directors and Officers                                       3

Investment Policies                                        5

Investment Restrictions                                   14

Additional Tax Information                                18

IRA and Other Prototype Retirement Plans                  20

Performance Information                                   21

Determination of Net Asset Value                          28

Redemption of Shares                                      28

Investment Management Agreement and Other Services        28

Custodian                                                 31

Independent Auditors                                      31

Voting                                                    31

Financial Statements                                      34

Appendix - Ratings of Debt Obligations                    35





           DIRECTORS, ADVISORY DIRECTOR AND OFFICERS
VICTOR K. ATKINS, Director
Retired;  120  Montgomery  Street,  San  Francisco,  CA.
Former President of Lips Propellers, Inc. Director of two investment companies associated with Smith Barney; 73.

ROBERT A. BELFER, Director
Private investor, One Dag Hammarskjold Plaza, New York, NY. Director and Member of the Executive Committee of Enron Corp. (natural gas pipeline company); Director of NAC Re Corporation. Director of two investment companies associated with Smith Barney. Former Chairman of Belco Petroleum Corp. (production and exploration of oil and gas); 59.

ALGER B. CHAPMAN, Director
Chairman  and Chief Executive Officer, Chicago Board  of
Options Exchange;  400  S.  LaSalle,  Chicago,  Il.   Director
of  seven investment companies associated with Smith Barney;
67.

ROBERT A. FRANKEL, Director
Managing  Partner of Robert A. Frankel Managing Consultants,
108 Grand Street, Croton-on-Hudson, NY. Director of seven investment companies associated with Smith Barney. Former Vice
President of The Readers Digest; 67.

RAINER GREEVEN, Director
Partner  of  the law firm of Greeven & Ercklentz; 30
Rockefeller Plaza, Suite 3030, New York, NY. Director of two investment companies associated with Smith Barney; 58.

SUSAN M. HEILBRON, Director
Attorney;  411 West End Avenue, New York, NY.  Prior to
November 1990,  Vice President and General Counsel of
MacMillan, Inc.  and Executive Vice President of The Trump
Organization. Director of two investment companies associated with Smith Barney; 50.

*BRUCE D. SARGENT, Vice President and Director
Managing  Director of Smith Barney  Inc. ("Smith  Barney  ")
and Vice   President  and  Director  of  Smith  Barney  Mutual
Fund Management, Inc. (the "Manager"), and four investment companies associated with Smith Barney; 51.

JAMES M. SHUART, Director
President, Hofstra University; 1000 Fulton Avenue, Hempstead, NY. Director of European American Bank; Director of Long Island Tourism and Convention Commission; and Director of Association of Colleges and Universities of the State of New York. Director of two investment companies associated with Smith Barney; 63.

*HEATH  P.  McLENDON, Chairman of the Board and  Chief
Executive Officer
Managing Director of Smith Barney; Director of thirty-nine investment companies associated with Smith Barney; President of the Manager; Chairman of Smith Barney Strategy Advisers Inc.; prior to July 1993, Senior Executive Vice
President of  Shearson Lehman   Brothers,   Inc.;  Vice
Chairman  of   Shearson   Asset Management; 61.




*JESSICA BIBLIOWICZ, Director and President
Executive Vice President of Smith Barney, President and
Director
of  eleven  investment companies associated  with  Smith
Barney; prior  to  January,  1994, Director of  Sales  and
Marketing  of Prudential  Mutual  Funds;  prior to September,
1991,  Assistant Portfolio Manager to Shearson Lehman Brothers;
35.


*MAURITS   E.  EDERSHEIM,  Chairman  of  the  Fund  and
Advisory
Director
Deputy Chairman of Smith Barney International Incorporated; Chairman of the Board, Chief Executive Officer,
Treasurer  and Secretary   of  Fenimore  International
Management   Corporation ("FIMC");  Director  and  President of
Amstel Hudson Management Corp. (offshore investment management); Director Esfinco NV (U.S. subsidiary of Spanish Construction Company); Member of the International Capital
Markets Advisory Committee--NYSE.  Formerly Deputy   Chairman
and  Director  of  Drexel   Burnham   Lambert Incorporated, The
Drexel Burnham Lambert Group Inc., and various of their subsidiaries; 76.


*LEWIS E. DAIDONE, Senior Vice President and Treasurer
Managing Director of Smith Barney , and Senior Vice President and Treasurer of forty-one investment companies associated with Smith Barney , and Director and Senior Vice President of the Manager. Prior to January 1990, Senior Vice President and Chief Financial Officer of Cortland Financial Group, Inc. and Vice President and Treasurer of its associated investment companies and subsidiary broker-dealer; 37.

*JAMES B. CONHEADY, Vice President
Managing  Director  of  Smith Barney ; Vice  President  of
FIMC. Formerly      First   Vice  President  of  Drexel
Burnham   Lambert
Incorporated; 59.

*JEFFREY RUSSELL, Vice President
Managing  Director of Smith Barney ; Vice President and
Assistant Secretary  of  FIMC.  Formerly Vice President of
Drexel  Burnham Lambert Incorporated; 37.

*REIN VAN DER DOES, Vice President
Managing  Director  of  Smith Barney ; Vice  President  of
FIMC. Formerly  Vice  President of Drexel Burnham Lambert
Incorporated; 55.

*VICTOR S. FILATOV, Vice President
Managing  Director of Smith Barney , President  and  Director
of Smith  Barney  Global  Capital  Management  Inc.   Formerly
Vice President of J.P. Morgan Securities Inc; 43.

*SIMON R. HILDRETH, Vice President
Senior Vice President of Smith Barney , Managing Director of Smith Barney Global Capital Management Inc. Formerly
Director of Mercury Asset Management Ltd; 43.

*DENIS P. MANGAN, Vice President
Vice  President  of Smith Barney Global Capital  Management
Inc. Formerly Vice President of J.P. Morgan and Citibank; 44.

*IRVING DAVID, Controller
Vice President of the Manager. Formerly Assistant Treasurer of First Investment Management Company; 34.

*CHRISTINA T. SYDOR, Secretary
Managing Director of Smith Barney and Secretary of forty-one investment companies associated with Smith Barney;
Secretary  and General Counsel of the Manager; 44.

*  Designates an "interested person" as defined in the
Investment
Company Act of 1940, as amended (the "1940 Act") whose business address is 388 Greenwich Street, New York, New York
10013.   Such person  is  not  separately compensated for
services  as  a  Fund officer or director.

      On January 31, 1995 directors and officers owned, in the aggregate, less than 1% of the outstanding shares of  the International  Equity  Portfolio,  the  Global
Government   Bond Portfolio, the International Balanced
Portfolio and the Emerging Markets Portfolio. As of January 31, 1995, the directors and officers as a group owned, in
the aggregate, 1.53% and 2.77%  of the    outstanding  Class  A
shares of the  European  and  Pacific
Portfolios, respectively.

     The  following table shows the compensation paid by the
Fund to each director during the Fund's last fiscal year.  None of the officers of the Fund received any compensation from the
Fund  for such        period.  Officers and interested
directors of the Fund  are
compensated by Smith Barney.



                                              COMPENSATION
                                          TABLE Total
                           Pension or  Compensation Number of
                           Retirement   from Fund   Funds for
               AggregateBenefits Accrued and Fund Which
             Director Compensation as part of Complex  Serves
             Within
   Name of Person  from Fund   Fund Expenses    Paid to
Directors
Fund Complex
   Victor K. Atkins$11,059.50  $0       $16,950.00      2
   Robert A. Belfer 11,059.50   0        16,950.00      2
   Alger B. Chapman 11,059.50   0        51,075.00      7
    Robert  A. Frankel         2,065.00        0
79,100.00
7
   Ranier Greeven 11,059.50     0        16,950.00      2
    Susan  M.  Heilbron        11,059.50        0
16,950.00
2
   Bruce D. Sargent0            0           0           4
   James M. Shuart 11,059.50    0        16,950.00      2

                      INVESTMENT POLICIES

    Except as described under "INVESTMENT RESTRICTIONS," the investment policies described in the Prospectuses and in this Statement of Additional Information are not fundamental and the Board of Directors may change such policies without shareholder approval.

    The  Fund  effects transactions with a view towards
attaining each        Portfolio's investment objective, and
although  it  is  not
limited by a predetermined rate of portfolio turnover, it is expected that the annual turnover rate for each of the
International  Equity  Portfolio,  the  Global  Government
Bond Portfolio, the European Portfolio, the Pacific Portfolio and the equity portion of each of the International Balanced Portfolio and the Emerging Markets Portfolio will not exceed 100% in normal circumstances and that the annual turnover rate for the debt portion of each of the International Balanced Portfolio and the Emerging Markets Portfolio will
not  exceed  200%  in  normal circumstances.    A       high
portfolio    turnover   results           in
correspondingly  greater  transaction  costs  in  the   form
of
brokerage commissions or dealer spreads that a Portfolio will bear directly, and may result in the realization of net capital gains which are taxable when distributed to
shareholders.                                          See
"Investment Management Agreement and Other Services - Portfolio Transactions" in this Statement of Additional Information.

    Each of the following investment policies is subject to the limitations set forth under "Investment Restrictions."
Repurchase   Agreements.    As  described   in   the
applicable
Prospectus, the International Equity Portfolio, the Pacific Portfolio, the European Portfolio, the International Balanced Portfolio and the Emerging Markets Portfolio each may
enter  into repurchase  agreements.   A repurchase agreement
is a contract under which a Portfolio acquires a security for a relatively short period (usually not more than one week)  subject  to  the obligation  of  the  seller to
repurchase and  the  Portfolio                         to
resell such security at a fixed time and price (representing the Portfolio's cost plus interest). It is each Portfolio's present intention to enter into repurchase agreements only upon receipt of fully adequate collateral and only with
commercial  banks (whether                        U.S.   or
foreign)  and  registered                         broker-
dealers.
Repurchase agreements may also be viewed as loans made by a Portfolio which are collateralized primarily by the securities subject to repurchase. A Portfolio bears a risk of loss in the event that the other party to a repurchase
agreement defaults                                     on
its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. Pursuant to policies established by the Board of Directors, the investment adviser monitors the creditworthiness of all issuers with which each Portfolio enters into repurchase agreements.

Reverse Repurchase Agreements. The Fund does not currently intend to commit more than 5% of a Portfolio's net
assets      to
reverse repurchase agreements. The Fund may enter into reverse repurchase agreements with broker/dealers and other
financial institutions.   Such  agreements involve the  sale
of  Portfolio securities with an agreement to repurchase the
securities  at                                         an
agreed-upon price, date and interest payment and are considered to be borrowings by a Portfolio and are subject to the borrowing limitations set forth under "Investment Restrictions." Since the proceeds of reverse repurchase agreements are invested, this would introduce the
speculative factor known as "leverage."                The
securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date.
Generally the effect                                   of
such  a  transaction is that the Fund can recover all or most of
the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many
cases       it
will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Portfolio has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the Manager believes it will
be advantageous to the Portfolio.                      The
use  of  reverse repurchase agreements may exaggerate any
interim increase                                  or   decrease
in  the  value  of  the   participating
Portfolio's assets. The Fund's custodian bank will maintain a separate account for the Portfolio with securities having a value equal to or greater than such commitments.

Restricted Securities. Each Portfolio may invest in securities the disposition of which is subject to legal or contractual
restrictions.   The sale of restricted securities often
requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on a national securities exchange that are not subject to restrictions on resale. Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

Securities Lending. Each Portfolio may seek to increase its net investment income by lending its securities provided such loans are callable at any time and are continuously secured by cash or U.S. Government Obligations equal to no less than the market value,
determined  daily,  of  the  securities  loaned.       Each
Portfolio will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending of securities the Fund may pay reasonable finders, administrative and custodial fees. Management will limit such lending to not more than one-third of the value of the total assets of each Portfolio. Where voting or consent rights with respect to loaned securities pass to the borrower, management will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the issues involved have a material effect on the Portfolio's investment in the securities loaned. Apart from lending its securities and acquiring debt securities of a type customarily purchased by financial institutions, no Portfolio will make loans to other persons.

Commercial   Bank   Obligations.   For  the  purposes   of
each
Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks may be general obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Portfolio to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Portfolio will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of U.S. $1 billion (or the equivalent thereof), this U.S. $1 billion figure is not a fundamental investment policy or restriction of the Portfolio. For calculation purposes with respect to the U.S. $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

Commercial   Paper.   Commercial  paper  consists  of  short-
term
(usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current
operations.   A variable amount master demand note (which is a
type of commercial paper)
represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the Portfolios, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer,
and  there  is  no secondary                           trading
market  for  such  notes.   Each  Portfolio,
therefore, may not invest in a master demand note, if as a result more than 15% of the value of the Portfolio's total assets would be invested in such notes and other illiquid securities.

Writing  Covered Call Options.  Each Portfolio may  write
(sell) covered call options for hedging purposes. Covered call options will generally be written on securities and currencies which, in the opinion of the investment adviser, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Portfolio.

   A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until a certain date (the expiration date).
So long                                                   as
the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration
of the call option,                                       or
such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that
previously sold.   The Manager and the Fund believe that
writing of covered call options is less risky than writing uncovered or "naked" options, which the Portfolios will not do.

    Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of
investment considerations   consistent  with  each  Portfolio's
investment objective. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price and retains the risk of loss
should the price                                          of
the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the
Portfolio  has                                            no
control over when it may be required to sell the underlying securities or currencies, since the option may be
exercised                                                 at
any time prior to the option's expiration. If a call option which the Portfolio has written expires, the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the
option  period.   If  the  call option  is exercised, the
Portfolio will realize a gain  or  loss from  the  sale  of
the underlying security  or  currency.                    The
security or currency covering the call option will be maintained in a segregated account of the Portfolio's
custodian.                                                The
Portfolio does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Portfolio's policy which limits the pledging or mortgaging of its assets.

    The premium the Portfolio receives for writing a call option is deemed to constitute the market value of an
option.                                                   The
premium the Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the implied price volatility of the underlying security or currency, and the
length  of  the  option period.   In determining whether a
particular call option should be written on a particular security or currency, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Portfolio for writing covered call options will be recorded as a liability in the Portfolio's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be calculated as described in
"Determination  of  Net Asset   Value"  in  the  Prospectus.
The  liability   will                                        be
extinguished upon expiration of the option or delivery of the underlying security or currency upon the exercise of the option. The liability with respect to a listed option will
also                                                      be
extinguished upon the purchase of an identical option in a closing transaction.

    Closing transactions will be effected in order to realize a profit or to limit losses on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Portfolio to write another call option on the underlying security or currency with either a different
exercise price,  expiration date  or  both.   If the Portfolio
desires to sell a particular security or currency from its portfolio on which it has written a call option or purchases a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is no assurance that the Portfolio will be able to effect such closing transactions at a favorable
price.   If the Portfolio cannot  enter  into  such  a
transaction, it may be required to hold a security or currency that it might otherwise have sold, in which case it would continue to be a market risk with respect to the security or currency.
    Each Portfolio will pay transaction costs in connection with the writing of options and in entering into closing
purchase contracts.   Transaction costs relating to options
activity are normally higher than those applicable to purchases and sales of portfolio securities.
    Call options written by each Portfolio, other than the International Balanced Portfolio, will normally have expiration dates of less than nine months from the date
written.   Call options  written  by  the International
Balanced  Portfolio  will normally  have expiration dates of
less than twelve  months  from the  date  written.   The
exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.
    Each Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from the
writing of the  option.   Because increases in the market price
of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Portfolio.
    See "Additional Tax Information" for a discussion of federal income tax treatment of covered call options. Purchasing Put Options. Each Portfolio may purchase put options. As the holder of a put option, the Portfolio has the right to sell the underlying security or currency at the exercise price at any time during the option period. The Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.
    Each Portfolio may purchase a put option on an underlying security or currency (a "protective put") owned by the Portfolio as a hedging technique in order to protect against an anticipated decline in the value of the security
or currency.   Such  hedge protection  is  provided only during
the life of the put option when the Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For
example,  a  put option   may   be  purchased  in  order  to
protect   unrealized appreciation of a security or currency
when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs
would  reduce  any  capital  gain   otherwise available  for
distribution when the  security  or  currency  is eventually sold.
    Each Portfolio may also purchase put options at a time when the Portfolio does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Portfolio will
lose its entire investment in the  put option.           In
order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

    The premium paid by a Portfolio when purchasing a put option will be recorded as an asset in the Portfolio's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which
will  be  calculated  as described   in  "Determination  of
Net  Asset  Value"                                       in
the
Prospectus.   The asset will be extinguished upon  expiration
of the option or the delivery of the underlying security or currency upon the exercise of the option. The asset with respect to a listed option will also be extinguished upon the writing of an identical option in a closing transaction.

Purchasing  Call  Options.   Each  Portfolio  may  purchase
call options.
As  the holder of a call option, a Portfolio  has  the
right to purchase the underlying security or currency at the exercise price at any time during the option period. The
Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to
expire.   Call options  may  be  purchased by the Portfolio for
the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options enables the Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to the Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

    Each Portfolio may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such
gains through a closing  purchase transaction.   Call  options
may also be purchased  at  times  to
avoid realizing losses that would result in a reduction of the Portfolio's current return.
Interest Rate and Currency Futures Contracts. Each Portfolio may enter into interest rate or currency futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or committed to be
acquired by the Portfolio.   A Portfolio's  hedging  may
include holding Futures  as  an  offset against  anticipated
changes in interest  or  currency  exchange rates.   A
Portfolio may also enter into Futures Contracts based on financial indices including any index of U.S. Government securities, foreign government securities or corporate
debt securities.   The International Equity Portfolio and the
Pacific Portfolio and the International Balanced Portfolio may also enter into Futures Contracts for non-hedging purposes, subject to applicable law.
    A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument or currency for a specified price at a designated date, time and place. The purchaser of a Futures Contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the debt securities
underlying  the index is made.   Brokerage  fees  are incurred
when a Futures Contract is bought or sold, and margin deposits must be maintained at all times that the Futures Contract is outstanding.
    Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Portfolio's exposure to interest rate and currency exchange rate fluctuations, the Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.
    Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or
currency and the same delivery date.                    If
the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the
Portfolio realizes  a  loss. The   transaction   costs  must
also  be   included                                    in
these
calculations.   There  can  be no assurance,  however,  that
the Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at
a  particular time.   If  the Portfolio is not able to enter
into an offsetting transaction,  the  Portfolio  will continue
to  be  required  to maintain                           the
margin  deposits  of  the  underlying
financial
instrument or currency on the relevant delivery date.   The
Fund
intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid
secondary market.                                      However,
there can be no assurance that such a market will exist for a particular contract at a particular time.

    As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of
September Treasury Bills on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specific date in September, the "delivery month") by the purchase of another Futures Contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs,
represents  the  profit  or  loss   to           the
Portfolio.

    Persons who trade in Futures Contracts may be broadly classified as "hedgers" and "speculators."
Hedgers,   whose
business activity involves investment or other commitment in securities or other obligations, use the Futures markets to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or committed to be acquired by them or fluctuations in the value of the currency in which the
securities  or  obligations  are denominated.   Debtors  and
other obligers may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the Futures Contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates or currency exchange rates.

   Each Portfolio's Futures transactions will be entered into for traditional hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Portfolio owns, or Futures Contracts will be purchased to protect a Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. The International Equity Portfolio, the Pacific Portfolio and
the International Balanced  Portfolio  may each   also  enter
into Futures transactions for non-hedging purposes, subject to applicable law.

    "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Portfolio with a broker in order to initiate Futures trading and to maintain the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Portfolio's performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be significantly modified from time to time by the exchange
during  the  term  of the  Futures  Contract.    Futures
Contracts are customarily purchased and sold on margins, which may be 5% or less of the value of the Futures Contract being traded.

    If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the
margin deposit ("variation  margin").   If, however, the  value
of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, it is anticipated that the broker will
pay the  excess  to  the Portfolio.              In  computing
daily net asset values, the  Portfolio
will mark to market the current value of its open Futures Contracts. Each Portfolio expects to earn interest income on its margin deposits.

Risks   of  Using  Futures  Contracts.   The  prices  of
Futures Contracts are volatile and are influenced, among other things, by
actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.
    At best, the correlation between changes in prices of Futures Contracts and of the securities or currencies being
hedged can be only  approximate.   The  degree of imperfection
of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for
debt securities or currencies, including   technical
influences  in   Futures   trading;                       and
differences  between the financial instruments being  hedged
and the   instruments  underlying  the  standard  Futures
Contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

    Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as
well  as  gain,  to  the investor.   For example, if at the
time of purchase, 10%  of  the value  of  the  Futures
Contract  is  deposited  as  margin,   a subsequent  10%
decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the
Futures Contract.   A Portfolio, however, would presumably have
sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline. Where a Portfolio enters into Futures transactions for non-hedging purposes, it will be subject to greater risks and could sustain losses which are net offset by gains on other portfolio assets.

    Furthermore, in the case of a Futures Contract purchase, in order to be certain that each Portfolio has sufficient assets to satisfy its obligations under a Futures Contract, the Portfolio segregates and commits to back the Futures Contract an amount of cash, U.S. Government securities and other liquid, high-grade debt securities equal in value to the current value of the underlying instrument less the margin deposit.

    Most United States Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end
of  a  trading session.   Once the daily limit has been reached
in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have
occasionally  moved  to  the  daily  limit   for
several
consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

    See "Additional Tax Information" for a discussion of federal tax treatment of Futures Contracts.

Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the Futures Contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or currencies upon which the Futures Contracts are based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.
    As an alternative to purchasing call and put options on Futures, each Portfolio may purchase call and put options on the underlying securities or currencies themselves (see "Purchasing Put Options" and "Purchasing Call Options" above). Such options would be used in a manner identical to the use of options on Futures Contracts.
    To reduce or eliminate the leverage then employed by the Portfolio or to reduce or eliminate the hedge position then currently held by the Portfolio, the Portfolio may seek to close out an option position by selling an option covering the same securities or currency and having the same exercise
price  and expiration  date.   The  ability  to  establish  and
close    out
positions on options on Futures Contracts is subject to the existence of a liquid market. It is not certain that this market will exist at any specific time.

    In order to assure that the Portfolios will not be deemed to be "commodity pools" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that each Portfolio enter into transactions in Futures Contracts and options on Futures Contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the
Portfolio's  assets.                                  The
Global
Government Bond Portfolio and the European Portfolio will enter into transactions in Futures Contracts and options on Futures Contracts only for hedging purposes.

Forward  Currency Contracts and Options on Currency.   A
forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Portfolio may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Each Portfolio engages in forward currency transactions in anticipation of, or to protect
itself against, fluctuations in exchange  rates.   A Portfolio
might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, a Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected
against, a                                            decline
in  the  U.S. dollar relative  to  other  currencies.
Further, a Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency which it anticipates purchasing.

    The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Portfolio may not always be able to enter into
foreign currency  forward contracts   at  attractive  prices
and  this  will                                       limit
the
Portfolio's  ability to use such contract to hedge or cross-
hedge its  assets.   Also, with regard to a Portfolio's use  of
crosshedges, there can be no assurance that historical correlations between the movement of certain foreign
currencies relative  to the   U.S.  dollar  will  continue.
Thus,  at  any  time   poor correlation may exist between
movements in the exchange rates of the foreign currencies underlying the Portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Portfolio's assets that are the subject of such cross-hedges are denominated.

    Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated
without  payment  of  any commission.   Each  Portfolio,
however, may enter into forward contracts with deposit requirements or commissions.

    A put option or currency gives a Portfolio, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a Portfolio, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A Portfolio might purchase a currency put option, for example, to protect itself during the contract
period against a decline in the  value of   a         currency
in which it holds or anticipates holding securities. If the currency's value should decline, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise, any gain to the Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value of a currency in which the Portfolio anticipates purchasing securities.

    Each Portfolio's ability to establish and close out positions in foreign currency options is subject to the existence of a liquid market. There can be no assurance that a liquid market will exist for a particular option at
any specific  time.                                       In
addition,  options on foreign currencies are affected by  all
of those   factors  that  influence  foreign  exchange    rates
and
investments generally.

   A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for
identical options.   Exchange  markets for options  on  foreign
currencies exist but are relatively new, and the ability to establish and close out positions on the exchanges is subject
to maintenance of a                                   liquid
secondary market.  Closing transactions may be effected
with respect to options traded in the over-the-counter ("OTC") markets (currently the primary markets for options on  foreign currencies) only by negotiating directly with the other party  to
the option contract or in a secondary market for the option if such market exists. Although each Portfolio intends to purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the Portfolio would have to exercise those options which it has purchased in order to realize any profit. The staff of the Securities and Exchange Commission has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities.
However,   a   Portfolio  may  treat  as  liquid  the
underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the Portfolio may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.
Swap Agreements. Among the hedging transactions into which the Portfolios may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. Each Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. Each Portfolio intends to use these transactions as a hedge and not as a speculative investment. Each Portfolio will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

    A  Portfolio  may enter into interest rate  swaps,  caps
and floors   on  either  an  asset-based  or  liability-based
basis,
depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted but, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the investment adviser and the
Portfolios believe such obligations do not constitute senior securities and, accordingly will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a Portfolio's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the Investment Company Act of 1940. The Portfolios will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms
acting  both                                         as
principals  and  as  agents utilizing swap documentation.   As
a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

    New  options  and futures contracts and various
combinations thereof continue to be developed and the
Portfolios may invest in any  such options and contracts as may
be developed to the extent consistent   with         its
investment  objective   and   regulatory
requirements applicable to investment companies.

    The Articles of Incorporation of the Fund permit the Board of Directors to establish additional Portfolios of the Fund
from time   to                                       time.
The  investment  objectives,   policies                and
restrictions  applicable  to  additional  Portfolios   would
be
established by the Board of Directors at the time such Portfolios were established and may differ from those set forth in the Prospectus and this Statement of Additional Information.

                    INVESTMENT RESTRICTIONS

     The   Fund  has  adopted  the  following  restrictions
and
fundamental policies that cannot be changed without approval by a "vote of a majority of the outstanding voting securities" of each Portfolio affected by the change as defined in the Investment Company Act of 1940 (the "Act") and Rule 18f-2 thereunder (see "Voting").

    Without the approval of a majority of its outstanding voting securities, the Global Government Bond Portfolio may not:

    1.   Change  its  subclassification as an open-end  fund;
2.
Change  its  subclassification as a non-diversified  company;
3.
Invest  more  than  25%  of  its total  assets  in  a
particular industry,  except  that  this  limitation  shall
not  apply          to
securities  issued or guaranteed as to principal and interest by
the U.S. Government or any of its agencies or instrumentalities; 4. Purchase any securities on margin, provided that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales
of securities; except  that                            it
may  make  margin  deposits in connection with futures
contracts subject to Investment Restriction 14. below; 5. Make short sales of securities or maintain a short position in securities unless at all times when a short position in securities is open, the Portfolio owns or has the right to obtain, at no added cost, securities identical to those sold short; 6. Buy or sell real estate (including real estate limited partnerships) and real estate mortgage
loans, commodities or commodity  contracts,            or
issue  senior  securities; however, the Portfolio may  invest in
debt  securities secured by real estate or interests  therein
or
issued  by  companies  that invest in  real  estate  or
interest therein, including real estate investment trusts, provided such securities are readily marketable and may
purchase  or  sell currencies   (including  forward  currency
contracts),   futures contracts  and  related options generally
as described in the Prospectus and this Statement of Additional Information and subject to Investment
Restriction  14.  below;  7.  Invest                   in
securities  of another investment company except as permitted by
Section  12(d) (1) of the Investment Company Act of  1940  or
as
part  of  a  merger, consolidation, or acquisition; 8. Have
more
than  15% of its total assets at any time invested in or
subject
to  puts, calls or combinations thereof; 9. Borrow money,
except from banks for temporary or emergency purposes not in excess of 33 1/3% of the value of the Portfolio's total assets. Whenever such borrowings exceed 5% of the value of the Portfolio's  total assets,  the  Portfolio will not make any additional investments. This  restriction shall not prevent
the Portfolio  from  entering into   reverse  repurchase
agreements,  provided  that
reverse
repurchase  agreements  and  any other transactions
constituting borrowing by the Portfolio may not exceed one-third of the Portfolio's total assets. In the event that the asset  coverage for  the  Portfolio's borrowings falls
below 300%, the Portfolio would reduce, within three days (excluding Saturdays, Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage; 10.
Pledge, mortgage  or  hypothecate  its assets   other  than
(i)  in  connection  with  the   investment strategies
described in Investment Restriction 9. above, (ii) to secure letters of credit solely for purposes of participating in a captive insurance company sponsored by the Investment Company
Institute   to  provide  fidelity  and  directors  and
officers
liability insurance, or (iii) in connection with short sales and collateral arrangements with respect to options and Futures Contracts including deposits of initial and variation margin; 11. Make loans, except the Portfolio may purchase debt obligations, enter into repurchase agreements and lend its securities; 12. Acquire securities subject to restrictions on disposition or securities for which there is no readily available market; enter into repurchase agreements, or purchase time deposits or variable amount master demand notes, if any of the foregoing have a term or demand feature of more than seven days; or purchase OTC options or set aside assets to cover OTC options written by the Portfolio if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the
Portfolio's   total  assets;  13.  Engage  in  the  business
of
underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933; 14. Enter into a futures contract or a commodity option other than for bona fide hedging purposes and, if, as a result thereof, more than 5% of the Portfolio's total assets (taken at market value at the time of entering into the contract or commodity option) would be committed to initial margin on futures contracts and premiums on commodity options all within the meaning of Regulation 4.5 of the Commodity Futures Trading Commission; and 15. Invest in companies for the purpose of exercising control or management.

    In order to comply with certain state statutes and policies, the Global Government Bond Portfolio also will not, as a matter of operating policy:
    1. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Portfolio may invest in, or sponsor such programs; 2. Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation; 3. Purchase or retain the securities of
any issuer, if those individual officers and   directors  of
the  issuer,  its  investment  adviser,
or
distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5%
of  the securities   of  such  issuer;  and  4.  Purchase
puts,   calls, straddles,  spreads, and any combination,
thereof if by reason, thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets.

    A  further  investment policy of the Global  Government
Bond
Portfolio, which may be changed by action of the Fund's Board of Directors without shareholder approval, is that the Portfolio shall not invest in securities of an issuer if the investment would cause the Portfolio to own more than 10% of any class of securities of any one issuer.
    Without the approval of a majority of its outstanding voting securities, the International Equity Portfolio, the
Pacific Portfolio, the European Portfolio, the International Balanced Portfolio and the Emerging Markets Portfolio each may not:
     1.Purchase  the  securities  of  issuers  conducting
their principal business activities in the same industry if
immediately after   a  particular  purchase  the  value  of
the Portfolio's investments in such industry would exceed 25% of the value of its total assets; 2. (a) With respect to the International Equity Portfolio only, purchase the securities of any one issuer, if immediately after such purchase (i) more than 5% of the value of the total assets of the Portfolio would be invested in securities of such issuer, provided that such limitation does not apply to the U.S. Government, its agencies or instrumentalities, or (ii) the Portfolio would own more than 10% of the outstanding voting securities of such issuer; (b) With respect to 75% of the value of the total assets of each of the European Portfolio and the Pacific Portfolio, purchase the securities of any one issuer, if immediately after such purchase (i) more than 5% of the value of the total assets of the Portfolio would be invested in securities of such issuer, provided that such limitation does not apply to the U.S. Government, its agencies or instrumentalities, or (ii) the Portfolio would own more than 10% of the outstanding voting securities of such issuer (under the 1940 Act, each Portfolio may not, under any circumstance, own more than 10% of the outstanding voting securities of an
issuer); (c) With respect to 50% of  the value   of   the
total assets of the International Balanced Portfolio, purchase the securities of any one issuer, if
immediately after such purchase more than 5% of the value of the total assets of the Portfolio would be invested in securities of such issuer, provided that such limitation does not apply to the U.S. Government, its agencies or instrumentalities, or (ii) the Portfolio would own more than 10% of the outstanding voting securities of such issuer (under the 1940 Act, the Portfolio may not, under any circumstance, own more than 10% of the outstanding voting securities of an issuer); (d) With respect to 50% of the value of the total assets of the Emerging Markets Portfolio, purchase the securities of any one issuer, if immediately after such purchase more than 5% of the value of the total assets of the Portfolio would be invested in securities of such issuer, provided that such limitation does not apply to the U.S. Government, its agencies or instrumentalities; (e) with respect to the Emerging Markets Portfolio, purchase more than 10% of the outstanding voting securities of any issuer); 3. Invest in real estate or real estate mortgage loans, real estate limited partnerships, commodities or commodity contracts, or interests in oil, gas and/or mineral exploration or development programs (including mineral leases), except for purchases of currencies and futures and options and other related contracts as described in the Prospectus from time to time and except for the purchase of marketable securities issued by
companies  that  have  such interests;   4.  Purchase
securities  of  any  other  registered investment   company,
except  in  connection  with   a   merger, consolidation,
reorganization or acquisition of assets; provided, however, that each of the European, Pacific, International Balanced and Emerging Markets Portfolios may also purchase shares of other investment companies pursuant to Section 12(d)(1) of the Investment Company Act of 1940; 5. Make investments in securities for the purpose of exercising control over or managing the issuer; 6. Make loans, except, to the extent any of such transactions may be deemed to be loans, for (a) the
purchase                                                 of
publicly distributed debt securities, (b) entry into repurchase agreements or (c) the lending of its securities;
7.  Purchase securities  of any issuer (including any
predecessor)  which  has been                                in
operation for less than three years if immediately after
such  purchase more than 5% of the value of the total  assets of
the Portfolio would be invested in such securities; 8. Sell securities short, unless at all times when a short
position                                                 is
open  the Portfolio owns an equal amount of the securities or of
securities  convertible into, or exchangeable without payment of
any  further consideration for, securities of the same  issue as
the securities sold short; 9. Issue securities senior to its common stock or borrow money, except that the
Portfolio may borrow money from banks to provide greater liquidity or to make additional portfolio investments so long as the aggregate amount borrowed does not exceed 10% of
the  value  of  the  European Portfolio's   total  assets
(including  the  proceeds                                of
the
borrowing) or 25% of the value of each of the International Equity Portfolio's, the Pacific Portfolio's
or the Emerging Markets Portfolio's total assets, or 33-1/3% of the International Balanced Portfolio's total assets, as the case may be, (including the proceeds of the borrowing) immediately after the borrowing and so long as the Portfolio maintains asset coverage ratios specified in the Act. This restriction shall not prevent a Portfolio from entering into reverse repurchase agreements, provided that reverse repurchase agreements and any transactions constituting borrowing by the Portfolio may not exceed one-third of the Portfolio's total assets. 10. Mortgage or pledge any assets except to secure borrowings permitted under the previous restriction; 11. Purchase the securities of an issuer if, at
the time                                                 of
such purchase, one or more of the directors or officers
of   the   Fund  or  the  investment  adviser  individually
own
beneficially more than .5% of the outstanding securities of such issuer and together such trustees, directors and officers
owning more                                              than
 .5% own beneficially more than 5% of such securities;
12. Purchase a security which is not readily marketable, which
is subject   to   legal   or  contractual  restrictions,
including repurchase agreements and interest rate swaps having more than seven days remaining to maturity, if, as a result,
more than                                                5%
of   total  assets  with  respect  to  the  International
Equity
Portfolio and more than 15% of total assets with respect to
each of the   Pacific   Portfolio,  the  European   Portfolio,
the
International   Balanced  Portfolio  and  the  Emerging
Markets Portfolio would consist of such securities; provided that each of the Pacific, European, and International Balanced Portfolios will not invest more than 5% of its assets in securities that are restricted from sale to the public
until  they  have                                        been
registered  under  the  Securities Act of  1933;  or  act  as an
underwriter, except in connection with the resale of portfolio securities; or 13. Purchase any securities on margin, provided that
the Portfolio may obtain such short-term credits as may      be
necessary for the clearance of purchases and sales of securities and except that it may make margin deposits in connection with futures contracts.

    In order to comply with certain state statutes and policies, the International Equity Portfolio, the Pacific
Portfolio,  the European Portfolio, the International Balanced
Portfolio and  the Emerging Markets Portfolio  each may not:

    1.  Purchase warrants if as a result the Portfolio would
then have                                                more
than 5% of its net assets (determined at the  time           of
investment) invested in warrants. Warrants will be valued at the lower of cost or market and investment in warrants which are not listed on the New York Stock Exchange or American Stock Exchange will be limited to 2% of the Portfolio's net assets (determined at the time of investment). For the purpose of this limitation, warrants acquired in units or attached to securities are deemed to be without value.
                  ADDITIONAL TAX INFORMATION

    The following summary addresses the principal United States income tax considerations regarding the purchase, ownership and disposition of shares in a Portfolio of the Fund.
General
    Each Portfolio intends to qualify and elect to be treated for each taxable year as a "regulated investment company" under Sections 851-855 of the Code. To so qualify, a Portfolio must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, proceeds from loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived from its business of investing in stock, securities or currency; (ii) derive less than 30% of its gross income in each taxable year from the sale or other disposition of any of the following which was held for less than three months: (a) stocks or securities, (b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currency), or (c) foreign currency (or options, futures or forward contracts on foreign currency), but only if such currency (or options, futures or forward contracts) is not directly related to the Portfolio's principal business of investing in stock or securities (or options or futures with respect to stock or securities); and
(iii) diversify its holdings so that, at the end of each quarter of its taxable year, the following two conditions are met: (a) at least 50% of the market value of the Portfolio's
total assets is represented  by  cash, U.S.   Government
securities,  securities  of  other   regulated investment
companies  and  other securities,   with  such  other
securities limited, in respect of any one issuer, to an amount not greater than 5% of the Portfolio's assets and not more than 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of the
Portfolio's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). The diversification requirements described above may limit the Portfolio's ability to engage in hedging transactions by writing or buying options or by entering into futures or forward contracts.
    Foreign  currency gains that are not directly  related  to
a Portfolio's   principal  business  of  investing  in   stock
or
securities, or options or forward contracts thereon, might be excluded by regulations from income that counts toward the 90% gross income requirement described above.

    As a regulated investment company, each Portfolio will not be subject to U.S. federal income tax on net investment income and net long-term capital gains distributed to shareholders if, as is intended, the Portfolio distributes at least 90% of its ordinary income and net short-term capital gains to the Portfolio's shareholders each year.

    Each Portfolio, however, will generally be subject to a nondeductible excise tax of 4% to the extent that it does not meet certain minimum distribution requirements as of the
end  of each  calendar  year.   Each Portfolio  intends  to
make  timely distributions of its income (including any net
capital gains)  in
compliance  with  these  requirements.   As  a  result,   it
is
anticipated that each Portfolio will not be subject to the excise tax.

    For federal income tax purposes, dividends declared by each Portfolio in October, November or December as of a record date in such month and which are actually paid in
January  of  the following  year will be treated as if they
were paid on  December 31.   These dividends will be taxable to
shareholders in the year declared, and not in the year in which shareholders actually receive the dividend.
    Gains or losses that a Portfolio recognizes upon the sale or other disposition of stock or securities will be treated as longterm capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Portfolio sells the stock or security short or acquires a put or writes a call thereon. Other gains or losses on the sale of stock or securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on stock or securities will generally be treated as gains and losses from
the sale of stock or securities.   If an  option written for a
Portfolio lapses or is terminated through a closing transaction the Portfolio may realize a short-term capital gain or loss, depending on whether the premium income is greater or less
than  the  amount paid in the closing  transaction.   If  a
Portfolio sells stock or securities pursuant to the exercise of a call option written by it, the Portfolio will add the premium received to the sale price of the stock or securities delivered in determining the amount of gain or loss on the sale. The requirement that a Portfolio derive less than 30% of its gross income from gains from the sale of stock or securities held for less than three months may limit the Portfolio's ability to acquire put options or make short sales.

    Under the Code, gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates between the time a Portfolio accrues income or receivables or expenses or other liabilities denominated in a
foreign currency and the  time the   Portfolio  actually
collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by the Portfolio denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

    Forward currency contracts, options and futures contracts entered into by a Portfolio may create "straddles" for federal income tax purposes and this may affect the character and timing of gains or losses realized by the Portfolio on such contracts or options or on the underlying securities. Under regulations yet to be issued, straddles may also result in the loss of the holding period of
underlying  property,  and  therefore,                    the
Portfolio's ability to enter into forward currency contracts, options and futures contracts may be limited by the 30% of gross income test described above.

    Certain options, futures and foreign currency contracts held by a Portfolio at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value. Sixty percent of any capital gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term  capital
gain or loss regardless of how long the Portfolio has held such options or contracts.
    If a Portfolio purchases shares in certain foreign investment entities, referred to as "passive foreign investment companies," the
Portfolio itself may be subject to U.S. federal income tax and an additional charge in the nature of interest on a portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the distribution or gain is distributed by the Portfolio to its shareholders in a manner that satisfies the requirements described above. If the Portfolio were able and elected to treat a passive foreign investment company as a "qualified electing fund," in lieu of the treatment described above, the Portfolio would be required each year to include in income, and distribute to
shareholders in accordance with   the   distribution
requirements  described   above,                         the
Portfolio's pro rata share of the ordinary earnings and net capital gains of the company, whether or not actually received by the Portfolio.




Distributions.

    If the net asset value of shares of a Portfolio is reduced below a shareholder's cost as a result of distribution by the Portfolio, such distribution will be taxable even though it represents a return of invested capital.

Redemption of Shares.

    Any gain or loss realized on the redemption or exchange of Portfolio shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss.

     However, any loss realized by a shareholder upon the redemption or exchange of Portfolio shares held six months or less will be treated as long-term capital loss to the extent of any
long-term  capital  gain  distributions  received  by    the
shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange of Portfolio shares will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after such disposition, such as pursuant to reinvestment of dividends in Portfolio shares.


           IRA AND OTHER PROTOTYPE RETIREMENT PLANS

   Copies of the following plans with custody or trust agreements have been approved by the Internal Revenue Service and are available from the Fund or Smith Barney ; investors should consult with their own tax or retirement planning advisors prior to the establishment of a plan.

IRA, Rollover IRA and Simplified Employee Pension - IRA

    The Tax Reform Act of 1986 (the "Tax Reform Act") changed
the eligibility   requirements   for   participants   in
Individual Retirement  Accounts ("IRAs").  Under the Tax
Reform Act's new provisions, if you or your spouse have earned income and neither you nor your spouse is an active participant in an employer-sponsored retirement plan, each of you may establish an IRA and make  maximum annual contributions equal to the lesser of
earned income  or  $2,000.   If  your spouse is not  employed,
you may contribute and deduct on your joint return a total of $2,250 between two IRAs.
   If you or your spouse is an active participant in an employersponsored retirement plan, a deduction for contributions to an IRA might still be allowed in full or in part, depending on your combined adjusted gross income. For married couples filing jointly, a full deduction for contributions to an IRA will be allowed where the couples' adjusted gross income is below $40,001 ($25,001 for an unmarried individual); a partial deduction will be allowed when adjusted gross income is between $40,001 $50,000
($25,001-$35,000 for an unmarried individual);   and  no
deduction when adjusted gross income is $50,000 ($35,000 for an unmarried individual). Shareholders should consult their tax advisors concerning the effects of the Tax Reform Act on the deductibility of their IRA contributions.
    A Rollover IRA is available to defer taxes on lump sum payments and other qualifying rollover amounts (no maximum) received from another retirement plan.
    An employer who has established a Simplified Employee Pension - IRA ("SEP-IRA") on behalf of eligible employees may make a maximum annual contribution to each participant's account of 15% (up to $30,000) of each participant's compensation.

    In addition, certain small employers (those who have 25 or fewer employees) can establish a Simplified Employee Pension
Plan -    Salary  Reduction Plan ("SEP - Salary Reduction
Plan")  under
which employees can make elective pre-tax contributions of up to $9,240 of gross income. Consult your tax advisor for special rules regarding establishing either type of SEP. An ERISA disclosure statement providing additional details is included with each IRA application sent to participants.

Paired Defined Contribution Prototype

    Corporations (including Subchapter S corporations) and noncorporate entities may purchase shares of the Fund through the Smith Barney Prototype Paired Defined Contribution Plan. The
prototype permits adoption of profit-sharing provisions, money purchase pension provisions, or both, to provide benefits for eligible
employees  and  their  beneficiaries.   The  prototype
provides for a maximum annual tax deductible contribution on behalf of each Participant of up to 25% of compensation, but not to exceed $30,000 (provided that a money purchase pension plan or both a profit-sharing plan and a money purchase pension plan are adopted thereunder).

                    PERFORMANCE INFORMATION

    From time to time the Fund may advertise a Portfolio's total return, average annual total return and yield in advertisements. In addition, in other types of sales literature the Fund may include a Portfolio's current dividend return. These figures are based on historical earnings and are not intended to indicate future performance. The total return shows what an investment in the Portfolio would have earned over a specified period of time (one, five or ten years) assuming the payment of the maximum sales load when the investment was first made, that all distributions and dividends by the Portfolio were invested on the reinvestment dates during the period less all recurring fees. The average annual total return is derived from this  total return, which provides the ending redeemable value.
The Fund may
also quote the Portfolio's total return for present shareholders that eliminates the sales charge on the initial
investment.   The following  chart  reflects  the  financial
performance  of   the Portfolios through the period ended
December 31, 1994 for the one and five year periods and since inception:
                  Average Annual Total Returns
                          SEC Returns
                             5 Year    Since Inception
Name of PortfolioClass  1Year AnnualizedCumulative
Annualized
Cumulative

International Equity1
    inception:   2-18-86       A     (13.43%)    10.05%
61.40%
12.11%    175.69%
   inception: 11-7-94      B       -        -       -
(11.96%)
-
   inception:  1-4-93      C    (10.47%)     -        -
17.55%
38.00%
   inception: 6-16-94      Y       -        -        -
(3.22%)
-
Global Government Bond
   inception:  7-22-91      A    (8.32%)      -        -
6.40%
23.85%
   inception: 11-7-94      B       -        -        -
(2.94%)
-
   inception:   1-4-93      C    (5.47%)      -        -
6.58%
13.52%
   inception:  2-19-93      Y    (3.92%)      -        -
6.22%
11.92%
International Balanced
   inception: 8-25-94      A       -        -        -
(8.10%)
-
   inception: 11-7-94      B       -        -        -
(8.80%)
-
   inception: 8-25-94      C       -        -        -
(4.49%)
-
  inception: 11-7-94      Y       -        -       -   -    -
Pacific
   inception:  2-7-94      A       -        -       -
(12.31%)
-
   inception: 11-7-94      B       -        -       -
(13.42%)
-
   inception: 2-14-94      C       -        -        -
(9.24%)
-
  inception: 11-7-94      Y       -        -       -   -    -
European
   inception:  2-7-94      A       -        -        -
(6.99%)
-
   inception: 11-7-94      B       -        -        -
(8.01%)
-
   inception: 2-14-94      C       -        -        -
(3.38%)
-
  inception: 11-7-94      Y       -        -       -   -    -




    1The International Equity Portfolio's performance record includes the performance of the Fenimore
International  Fund through   November  22,  1991.   The
shareholders  of   Fenimore International  Fund approved a
reorganization with the Portfolio at their October 31, 1991 shareholders meeting. As a result, all shares of Fenimore International Fund were exchanged at the close of business on November 22 for shares of the Portfolio. Prior to November 22 the Portfolio had not made an offering of its shares.

   Note that, prior to November 7, 1994, (i) with respect to each Portfolio, Class C shares were designated as Class B shares; and (ii) with respect to Global Government Bond Portfolio, Class Y shares were designated as Class C shares. Note further, that effective October 3, 1994, with respect to the International Equity, International Balanced, European and Pacific Portfolios, Class C shares of each such Portfolio were reclassified as additional Class A shares.

    The Global Government Bond Portfolio's yield is computed by dividing the net investment income per share earned during a specified thirty day period by the maximum offering price per share on the last day of such period and analyzing the result. For purposes of the yield calculation, interest income is determined based on a yield to maturity percentage for each longterm debt obligation in the portfolio; income on short-term obligations is based on current payment rate.

   The Fund calculates current dividend return for each Portfolio by dividing the dividends from investment income
declared during the                                       most
recent  twelve months by the net asset  value  or  the
maximum public offering price (including sales charge) on the last day of the period for which current dividend
return  is presented.   From  time  to  time,  the  Fund  may
include    the
Portfolio's current dividend return in information furnished to present or prospective shareholders and in advertisements.

   Each Portfolio's current dividend return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in
calculating  current dividend                          return
should  be  considered  when   comparing               the
Portfolio's current dividend return to yields published for other investment companies and other investment vehicles. Current dividend return should also be considered relative to changes
in the                                                 value
of the Portfolio's shares and to the risks associated with the Portfolio's investment objective and policies.
For
example, in comparing current dividend returns with those offered by Certificates of Deposit ("CDs"), it should be noted that CDs are insured (up to $100,000) and offer a fixed rate of return.

     Performance information may be useful in evaluating a Portfolio and for providing a basis for comparison with other financial alternatives. Since the performance of the Portfolio changes in response
to   fluctuations  in  market  conditions,  interest  rates
and
Portfolio expenses, no performance quotation should be considered a representation as to the Portfolio's performance for any future period.

    A Portfolio may from time to time compare its investment results with the following:

   (1)  Various Salomon Brothers World Bond Indices and  J.P.
   Morgan Global Bond Indices, which measure the total return performance of high-quality securities in major sectors of the worldwide bond markets.

   (2) The Shearson Lehman Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of
   the    U.S.   Government   (excluding   mortgage    backed
   securities),  and all public, fixed rate,  non-
   convertible investment  grade domestic corporate debt
   rated  at  least Baa  by  Moody's Investors Service or
   BBB by Standard  and Poor's Corporation, or, in the case
   of nonrated bonds, BBB by     Fitch  Investors  Service
   (excluding  Collateralized
   Mortgage Obligations).
   (3) Average of Savings Accounts, which is a measure of
   all kinds   of   savings   deposits,   including
   longer-term certificates (based on figures supplied by
   the U.S. League of  Savings  Institutions).   Savings
   accounts  offer   a guaranteed rate of return on
   principal, but no opportunity for  capital growth.
   During a portion of the period,  the maximum rates paid
   on some savings deposits were fixed  by law.
   (4)  The Consumer Price Index, which is a measure  of
   the average  change  in  prices over time in  a  fixed
   market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription
   medicines, and other goods and services that people buy
   for day-to-day living).
   (5) Data and mutual fund rankings published or prepared
   by Lipper Analytical Services, Inc., which ranks mutual
   funds by overall performance, investment objectives and
   assets.
   (6)  Ibbottson Associates International Bond Index,
   which provides a detailed breakdown of local market and currency returns since 1960.
   (7)  Standard & Poor's "500" Index ("S&P 500") which is
   a widely  recognized  index composed of the
   capitalizationweighted  average  of  the price of  500
   of  the  largest publicly traded stocks in the U.S.
   (8) Salomon Brothers Broad Investment Grade Index which
   is a  widely used index composed of U.S. domestic
   government, corporate and mortgage-back fixed income
   securities.
   (9) Dow Jones Industrial Average.
   (10) Financial News Composite Index.
   (11)  Morgan Stanley Capital International World
   Indices, including,  among  others,  the  Morgan
   Stanley   Capital International  Europe, Australia, Far
   East  Index  ("EAFE Index").   The  EAFE index is an
   unmanaged index of more than 800 companies of Europe, Australia and the Far East.
   (12) Data and comparative performance rankings published or prepared by CDA Investment Technologies, Inc.
   (13) Data and comparative performance rankings published or prepared by Wiesenberger Investment Company Service.
   Indices prepared by the research departments of such financial organizations as Salomon Brothers, Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Bear Stearns & Co., Inc., Morgan Stanley, and Ibbottson Associates may be used, as well as information provided by the Federal Reserve Board.
In addition, performance rankings and ratings reported periodically in national financial publications, including but not limited to Money Magazine, Forbes, Business Week, The Wall Street Journal and Barron's may also be used.

World Market Capitalization

  In 1970 U.S. securities represented two-thirds of the world's
stock   market  capitalization.   Ten  years  later,   the
U.S.
percentage  had dropped to roughly 50 percent.  As of January
1, 1993, companies outside the U.S. comprised approximately 67% of the world's stock market capitalization, according to Morgan Stanley Capital International.

Diversification

  A study of world markets showed that diversification into overseas markets over the last ten years not only reduced risk but also increased returns. The S&P 500, representing the U.S. stock market, and EAFE Index, representing the markets of Europe, Australia and the Far East, were used as measures of U.S. and nonU.S. market performance. Portfolios of the indices were combined in varying proportions to determine the
optimum  risk/return relationship.   This  showed that the least
volatile investment portfolio would have been composed of 70% U.S. equities and 30% foreign equities.

   (Graph)
  The graph displays the following approximate risk/return relationships of various asset combinations of U.S., Non-
U.S. Developed and Emerging Markets for the period from January
1985December 1994:
(Source: MSCI, IFC)

Asset Combination               Return      Risk/Volatility
100% U.S./0%  Non-U.S/          14.00%           15.25%
90% U.S./ 10% Non-U.S.          14.50%
15.00%
80% U.S./ 20% Non-U.S.          15.50%
14.50%
70% U.S./ 30% Non-U.S.          16.00%
14.25%
60% U.S./ 40% Non-U.S.          16.50%
14.50%
50% U.S/ 50%  Non-U.S.          17.25%
14.75%
40% U.S./ 60% Non-U.S.          17.75%
15.00%
30% U.S./ 70% Non-U.S.          18.25%
15.50%
20% U.S./ 80% Non-U.S.          18.75%
16.25%
10% U.S./ 90% Non-U.S.          19.25%
17.00%
0%    U.S./100% Non-U.S.        20.00%
18.00%
Top-Performing Markets 1985-1994 (Based on U.S.
Dollars) (Source: MSCI)
      Since  1985 the U.S. stock market has not ranked among
the five best performers.
      1st      2nd      3rd      4th      5th
1985  Austria  Germany  Italy/   Switzer
France/
      /        /        134%     land/10  83%
      177%     137%              8%
1986  Spain/   Italy/   Japan/   Belgium
France/
      123%     109%     100%     /        79%
                                 81%
1987  Japan/   Spain/   UK/      Canada/
Denmark
      43%      38%      35%      15%      /
                                          14%
1988  Belgium  Denmark  Sweden/  Norway/
France/
      /        /        49%      43%      39%
      55%      54%
1989  Austria  Germany  Norway/  Denmark
      Singapo /         /        46%      /     re/
      105%     47%               45%      42%
1990  UK/      Hong     Austria  Norway/
Denamrk
      10%      Kong/    /        1%       /
               9%       7%                0%
1991  Mexico/  Hong     Singapo  S.
Austral
      138%     Kong/    re/      Africa/  ia/
               45%      38%      36%      28%
1992  Jordan/  Philipp  Thailan  Hong
Mexico/
      40%      ines/    d/       Kong/    31%
               38%      35%      32%
1993  Turkey/  Philipp  Hong     Malaysi
Indones
      220%     ines/    Kong/    a/       ia/
               131%     117%     110%     106%
1994  Brazil/  Finland  Peru/    Chile/
Norway/
      66%      /        45%      45%      24%
               53%



   The chart below illustrates how $10,000 invested on January 1, 1985 in international equities, as measured by the EAFE Index, would have grown to $51,872 as of December 31, 1994 - and outpaced the major benchmark averages for common stocks, U.S. Government Bonds and inflation.

Average Annual Rates of Return
(January 1, 1985-December 31, 1994)

EAFE            17.89%
S&P         500         14.36%
Long-Term Treasuries            9.57%
Inflation       3.58%

(Chart)

Inflation (CPI):    $14,214 (42%)

Government Bonds*   $24.939(149%)

U.S. Equities
(S&P 500)     $38,268(283%)

Foreign Equities
(EAFE)        $51,872(419%)

*  Lehman Brothers U.S. Government Bond Index

Sources: Lipper Analytical Services, Inc., Morgan Stanley
Capital International, Lehman Brothers

Prepared by Smith, Barney Advisors, Inc.  Total Returns  in
U.S. dollars.

This chart is for illustrative purposes only, and is not an indication of the future performance of Smith Barney World
Funds.

               DETERMINATION OF NET ASSET VALUE

    The net asset value of each Portfolio's shares will be determined on any day that the New York Stock Exchange
("NYSE") is  open.   The  NYSE  is closed on the following
holidays:  New Year's   Day,              President's  Day,
Good  Friday,  Memorial   Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas
Day.


                     REDEMPTION OF SHARES

    In  conformity  with applicable rules of the  Securities
and Exchange   Commission,redemptions  may  be  paid   in
portfolio
securities, in cash or any combination of both, as the Board of Directors may deem advisable; however, payments shall be made wholly in cash unless the Board of Directors believes that economic conditions exist that would make such a practice detrimental to the best interests of the
Fund and its  remaining shareholders.   If a redemption is paid
in portfolio securities, such securities will be valued in accordance with the procedures described under "Determination of Net Asset Value" in the Prospectus and a shareholder would incur brokerage expenses if these securities were then converted to cash.
      INVESTMENT MANAGEMENT AGREEMENT AND OTHER SERVICES
Manager
     The Management Agreement for the Global Government Bond Portfolio provides for an annual fee calculated at the rate of 0.75% of the Portfolio's average daily net assets, paid monthly;
each of the Management Agreements for the International Equity Portfolio, the Pacific Portfolio, the European Portfolio and the International Balanced Portfolio provides for an annual fee calculated at the rate of 0.85% of the Portfolio's average daily net assets, paid monthly; and the Management Agreement for the Emerging Markets Portfolio provides for an annual fee calculated at the rate of 1.00% of the Portfolio's average daily net assets, paid monthly.

     For fiscal year 1992, fiscal year 1993, and fiscal year 1994 the management fee for the Global Government Bond Portfolio was $774,931, $833,919, and $615,294 respectively. For fiscal year 1992, fiscal year 1993 and fiscal year 1994 the management fee for the International Equity Portfolio was $883,203, $1,836,933, and $5,320,716, respectively. For the fiscal period ended 1994 the management fee for the European Portfolio was $34,637; for the Pacific Portfolio was $58,231; and for the International Balanced Portfolio was $33,036. Through October 31, 1994, the manager waived $34, 637, $25,439 and $29,801 of management fees for the European, Pacific and International Balanced Portfolios, respectively, and reimbursed the European Portfolio for expenses in the amount of $10,344.

      Each Management Agreement further provides that all other expenses not specifically assumed by the Manager under the Management Agreement on behalf of the Portfolio are borne by the Fund.
Expenses payable by the Fund include, but are not limited
to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to  the Fund)
and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy
material, reports                                        and
notices   to  shareholders,   all   expenses   of
shareholders' and directors' meetings, filing fees and expenses relating to the registration and qualification of the Fund's shares and the Fund under Federal or state securities laws and maintaining such registrations and qualifications (including the printing of the Fund's registration statements), fees of auditors and legal counsel, costs of performing portfolio valuations, outof-pocket expenses of directors and fees of directors who are not "interested persons" as defined in the Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the Fund's existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each Portfolio; general corporate expenses are allocated on the basis
of  the  relative net assets.   Smith Barney Mutual  Funds
Management Inc., the investment manager of the Fund, also acts as
investment   adviser   to  numerous  other  open-end
investment
companies.   Smith  Barney serves as investment  manager  of
The Inefficient-Market Fund, Inc., a closed-end investment company. Smith Barney also advises profit-sharing and pension accounts. Smith Barney and its affiliates may in the future act as investment advisers for other accounts.

      One  of  the  states in which the shares of  the  Fund
are qualified  for  sale imposes limitations on the expenses
of  the Fund.    Although there is no certainty that the state
limitation will be in effect in the future, these limitations on an annual basis are currently 2.5% of the first $30 million of average daily net assets, 2% of the next $70
million of average daily net assets and            1.5% of the
average daily net assets in excess of $100 million.


Distributor

    Pursuant to a Plan of Distribution adopted by the Fund on behalf of each Portfolio under Rule 12b-1 under the Act (the "Plan"), Smith Barney incurs the expenses of distributing the Fund's Class A, Class B and Class C shares. See "Management of the Fund-- Distributor" in the Prospectus.

   Class A Shares. For the fiscal year ended October 31, 1994, $186,541 had been accrued and/or paid to Smith Barney under the Plan for the Global Government Bond Portfolio; $989,897 had been accrued and/or paid to Smith Barney under the Plan for the International Equity Portfolio; $7,335 had been accrued and/or paid to Smith Barney under the Plan for the European Portfolio; $13,566 had been accrued and/or paid to Smith Barney under the Plan for the Pacific Portfolio;
and $8,131 had been accrued and/or paid to Smith Barney under the Plan for the International Balanced Portfolio. The distribution expenses for these periods included compensation of Financial Consultants and printing costs of prospectuses and marketing materials. On October 10, 1994, then existing Class C shares were exchanged into Class A shares. Through that date $94,882, $303 and $522 had been accrued and/or paid to Smith Barney under the Plan for the International Equity, European and Pacific Portfolios, respectively.

   Class C Shares. (Prior to November 7, 1994, these shares were designated as Class B shares.) For the fiscal year ended October 31, 1994, $35,949 had been accrued and/or paid to
Smith  Barney under   the  Plan  for  the  Global  Government
Bond  Portfolio; $1,844,266  had been accrued and/or paid to
Smith  Barney   under the  Plan for the International Equity
Portfolio; $9,483 had been accrued and/or paid to Smith Barney under the Plan for the European Portfolio; $16,658 had been accrued and/or paid to Smith Barney under the Plan for the Pacific Portfolio; and $6,265 had been accrued and/or paid to Smith Barney under the Plan for the International Balanced Portfolio. The distribution expenses for these periods included compensation of Smith Barney Financial Consultants and printing costs of prospectuses and marketing materials.

   Class Y Shares. (With respect to the Global Government Bond Portfolio, these shares were, prior to November 7, 1994, designated as Class C shares and were subject to fees
under  a Plan.   Beginning November 7, 1994 these shares  were
no longer subject to fees under a Plan. With respect to the International Equity Portfolio, these shares were, prior to November 7, 1994, designated as Class D shares and have been
subject to fees  under a Plan.)   For the fiscal year ended
October 31, 1994, $3,079 had been accrued and/or paid to Smith Barney under the Plan for the
Global Government Bond Portfolio.   The distribution expenses
for these periods included compensation of Financial Consultants and printing costs of prospectuses and marketing materials.
      Smith  Barney   will  pay  for the printing,  at
printer's overrun cost, of prospectuses and periodic reports after they have been prepared, set in type and mailed to shareholders, and will also pay the cost of distributing such copies used in connection with the offering to prospective investors and will also pay for supplementary
sales literature and other promotional costs.   Such expenses
incurred by Smith Barney  are distribution expenses  within
the meaning of the Plan and may be paid from amounts received by Smith Barney from the Fund under the Plan. Brokerage and Portfolio Transactions
      The  Manager  is  responsible  for  allocating  the
Fund's brokerage.   Orders may be directed to any broker
including,  to the  extent and in the manner permitted by
applicable law,  Smith Barney  .   No  Portfolio  will deal
with  Smith  Barney  in  any transaction in which Smith Barney acts as principal.
      The Fund attempts to obtain the most favorable execution of each portfolio transaction in the International Equity Portfolio, the Pacific Portfolio, the European Portfolio, the International Balanced Portfolio and the Emerging Markets Portfolio, that is, the best combination of net price and prompt reliable execution. In the opinion of the Manager, however, it is not possible to determine in advance that any particular broker will actually be able to effect the most favorable execution because, in the context of a constantly changing market, order execution involves judgments as to price, commission rates, volume, the direction of the market and the likelihood of future change. In making its decision as to which broker or brokers are most likely to provide the most favorable execution, the management of the Fund takes
into  account  the  relevant circumstances.   These  include,
in varying degrees, the size of the order, the importance of prompt execution, the breadth and trends of the market in the particular security, anticipated commission rates, the broker's familiarity with such security including its contacts with possible buyers and sellers and its level of activity in the security, the possibility of a block transaction and the general record of the broker for prompt, competent and reliable service in all aspects of order processing, execution and settlement.
      Commissions are negotiated and take into account the difficulty involved in execution of a transaction, the time it took to conclude, the extent of the broker's commitment of its own capital, if any, and the price
received.   Anticipated commission rates are an important
consideration in all trades and are weighed along with the other relevant factors affecting order execution set forth above. In allocating brokerage among those brokers who are believed to be capable of providing equally favorable execution, the Fund takes into consideration the fact that
a   particular  broker  may,  in  addition  to   execution
capability, provide other services to the Fund such as research and statistical information. It is not possible to place a dollar value on such services nor does their availability reduce the Manager's expenses in a determinable amount. These various services may, however, be useful to the Manager or Smith Barney in connection with its services rendered to other advisory clients and not all such services may be used in connection with the Fund.
      The Board of Directors of the Fund has adopted certain policies and procedures incorporating the standard of Rule 17e-1 issued by the Securities and Exchange Commission under the Act which requires that the commissions paid to Smith Barney must be "reasonable and fair compared to the commission fee or other remuneration received or to be received by other
brokers  in connection     with   comparable  transactions
involving   similar
securities during a comparable period of time." The Rule and the policy and procedures also contain review requirements and require the Manager to furnish reports to the Board of Directors and to maintain records in connection with such reviews.

     In placing orders for the Global Government Bond Portfolio's transactions, the Manager seeks to obtain the best net results. The Manager has no agreement or commitment to place orders with any broker-dealer. Debt securities are generally traded on a "net" basis with a dealer acting as principal for its own account without stated commission, although the price of the security usually includes a
profit to the  dealer.   U.S.  and  foreign government
securities and money market instruments are generally traded in the over-the-counter ("OTC") markets. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the
underwriter.   On occasion, securities may be purchased
directly from an issuer, in which  case  no commissions or
discounts are paid.   Dealers  may receive commissions on
futures, currency and options transactions purchased on behalf of the Portfolio. Commissions or discounts in foreign securities exchanges or OTC markets typically are fixed and generally are higher than those in U.S. securities exchanges or OTC markets.
                           CUSTODIAN

      Portfolio securities and cash owned by the Fund are held in the custody of Morgan Guaranty Trust Company of New York, 60
Wall Street, New York, NY  10260.
                     INDEPENDENT AUDITORS

      KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, have been selected as independent auditors for the Fund for its fiscal year ending October 31, 1995 to audit the financial statements of the Fund and to perform required reviews of certain filings with the Commission.



                            VOTING

      As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected
by shareholders.   At that time, the directors then in office
will call a shareholders' meeting for the election of directors. The directors must call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Fund. At such a meeting, a director may be removed after the holders of record of not less than a majority of the outstanding shares of the Fund have declared that the director be removed either by declaration in writing
or  by votes  cast  in  person  or  by  proxy.   The  Fund
will assist shareholders in calling such a meeting as required by the Act. Except as set forth above, the directors shall continue to hold office and may appoint successor directors.
      As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund (or the affected Portfolio or class) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Fund (or the affected Portfolio or class) are represented at the meeting in person or by proxy.

   Following are the names, addresses and percent of ownership of each person who owns of record or is known by the Fund to own of record of beneficially 5% or more of any Class of the European Portfolio as of January 31, 1995: Smith Barney Mutual Fund Management, Inc., Attn: Tom Reynolds, 388 Greenwich Street, 22nd Fl., New York, New York 10013 owned of record 119,116.926 shares (30.66%) of the outstanding Class A shares; Betty Comer Yoe, 2844 Shook Hill Rd., Birmingham, AL 35223-2617 beneficially owned 40,916.530 shares (10.53%) of the outstanding Class A; Dr. Juda Jona and Susan R. Jona JTWROS, 2525 N. Terrace, Milwaukee, WI 53211-3821 beneficially owned 7,742.520 shares (6.72%) of the Class C shares; Patrick D. Broe, Cust FBO, Sean Patrick Broe, 252 Clayton Street, 4th Floor, Denver, CO 80206-4814, beneficially owned 10,328.223 shares (8.96%) of the outstanding Class C shares; Frontier Trust Company as TTEE, Orthopedic Therapy Inc. 401(k) in Care of the Barclay Group, Springhouse Coprporate Center II, 323 Norristown Road, Ambler, PA 19002, beneficially owned 2,
230.583  shares (33.51%) of the  outstanding  Class  B
shares; Frontier Trust Company as TTEE, Gay Gillen Travel, Inc. 401(K), 1709 Rio Grande, Austin, TX, 78701, beneficially owned 1, 840.502 shares (27.65%) of the outstanding Class B
shares; Tom T. Marumoto,   3037  11th  Avenue,  Los  Angeles,
CA,   90018-3334, beneficially  owned  635.737 shares (9.55%)
of the outstanding Class B shares; Mariaro F. Sanito, Smith Barney Inc. IRA Cusodian, 27629 North 72 Place, Scottsdale, AZ, 85255-1102, beneficially owned 633.914 shares (9.52%) of the outstanding Class B; M.G. Parfett Consulting Inc., Smith Baney Prototype MP Plan, Michael G. Parfett Trustee, 17 Grandview Drive, Holmdel, NJ 07733-2007, beneficially owned 617.899 shares (9.28%) of the outstanding Class B shares;
Fred W. Copley, Smith Barney Inc. IRA Custodian, 2627 Route 75, Kenova, WV, 25530-9791, beneficially owned 410.172 shares (6.16%) of the outstanding Class B shares; and Dr. Juda
Jona,   Smith Barney  Inc.  Rollover Cust., 3057 N. Lake Drive,
Milwaukee, WI, 53211-3403, beneficially owned 7,674.786 shares (6.66%) of the outstanding Class C shares.

   Following are the names, addresses and percent of ownership of each person who owns of record or is known by the Fund to
own  of record   or  beneficially  5%  or  more  of  any  Class
of    the
International  Balanced  Portfolio  as  of  January   31,
1995: Ouzinkie Native Corporation, Attn: William Anderson, Box 89, Ouzinkie, AK, 99644-0089, beneficially owned 21,115.911 shares (14.49%) of the outstanding Class B shares and Sharon Sackin, Smith Barney Inc. Rollover Cust., 3030 Brookdale Road, Studio City, CA 91604-4217, beneficially owned 10,434.525 shares (7.16%) of the outstanding Class B shares.

   Following are the names, addresses and percent of ownership of each person who owns of record or is known by the Fund to own of record or beneficially 5% or more of any Class of the Pacific Portfolio as of January 31, 1995: BSDT Custodian, Orcutt Union School District 403-B-7 A/C William E. Eyler, 4641 Brandon Ct., Santa Maria, CA, 93455, beneficially owned 2,153.316 shares (11.08%) of the outstanding Class B shares; Xavier J. Padilla,
Smith Barney Inc. Rollover Cust., 14436 Emory Drive, Whittier, CA, 90605-1111, beneficially owned 2,030.869 shares (10.45%) of the outstanding Class B shares; Eugene W. Kinaman Succ TTEE, FBO Nell V. Kinaman, UAD 11/09/88 Irrevocable Trust, Special Account, 2912 Via Pacheco, Palos Verdes Estates, CA, 90274, beneficially owned 1,418.353 shares (7.30%) of the outstanding Class B shares; Dr. Chaeryle R. Hart, Smith Barney Inc. Sep. Custodian, U/P/O Dr. Cheryle R. Hart, 11525 Sunview Circle, Spokane, WA, 99206-5722, beneficially owned 1,323.919 shares (6.81%) of the outstanding Class B shares; Gary Tanouye and Alyce Tanouye Ten in Com., 10950 Owensmouth Ave., Chatsworth, CA, 91311-1342, beneficially owned 1,028.639 shares (5.30%) of the outstanding Class B shares; and Smith Barney Mutual Fund Management, Inc., Attn: Tom Reynolds, 388 Greenwich Street, New York, NY 10013 owned of record 77,355 shares (14.75%) of the Class A shares.
   Following are the names, addresses and percent of ownership of each person who owns of record or is known by the Fund to own of record or beneficially 5% or more of any Class of the Global Government Bond Portfolio as of January 31, 1995: Algemeen
Pensionfords Van de Nederlandse Antillen, Attn. Dr. E. Profet, P.O. Box 502, Willemstad, Curacao, The Netherlands
Antilles beneficially   owned   248,157.972  shares   (98.09%)
of the
outstanding Class Y shares; SRS. of Providence Community, Support Trust - Int'l Inv., Generalate - Finance Office, Owens Hall, St. Mary of the W in 47876-1096, beneficially owned 314,440.235 shares (5.11%) of the outstanding Class A shares; Mr. Raymond M. Bdaz, Smith Barney Inc. IRA Cusodian, 34 Oliver Court, Signal Mountain, TN 37377-2317, beneficially owned 3,914.729 shares (31.20%) of the outstanding Class B shares; George E. Meyers TTEE, George E. Meyers REV LIV Trust, D/T/D 01/26/94, FBO George E. Meyers, 9441 West
Butte Road, Live Oak, CA, 95953-9522, beneficially owned 3,305.891 shares (26.35%) of the outstanding Class B shares; Phillip B. Swain TTEE, FBO Georgian D. Ireland, U/A/D
06/30/76, FBO Michael D. Ireland, 109 Mahanolia Hill Road, Bethlehem, CT, 06751-1812, beneficially owned 1,296.451 shares (10.33%) of the outstanding Class B shares; Harriet Eisner & Ilene Egert & Steven Haas, JTWROS, 2801 N.E. 183RD Street, Apt.#1807, No. Miami Beach, FL, 33160-2133, beneficially owned 1,291.990 shares (10.30%) of the outstanding Class B shares; and Vicki Osborne Hulet, TTEE, U/A/D 9/26/94, FBO Marie Sunshine Osborne, P.O. Box 2334, Idaho Falls, ID, 83403-2334, beneficially owned 1,172.059 shares (9.34%) of the outstanding Class B shares.

   Following are the names, addresses and percent of ownership of each person who owns of record or is known by the Fund to
own  of record   or  beneficially  5%  or  more  of  any  Class
of the
International Equity Portfolio as of January 31, 1995:
Northern
Trust  As  Trustee,  FBO USAA Retirement Plan,  P.O.  Box
92956, Chicago, IL 60675, beneficially owned 979,488.447 shares (19.40%) of the outstanding Class Y shares; Grand Lodge of  Free  & Accepted,  Masons of Pennsylvania, c/o Smith
Barney,  Inc.,  1345 Ave.  of the Americans, Attn: Robert
Barrel, New York, New York, 10105, beneficially owned 700,031.334 shares (13.87%) of the outstanding Class Y shares; Northern Trust As Trustee, FBO USAA, Savings & Investment Plan Trust, P.O. Box 92956, beneficially owned 637,565.730 shares (12.63%) of the outstanding Class Y shares; The Phoenix Insurance Co., One Tower Square, Hartford,
CT 06183-2030, beneficially owned 554,937.778 shares (10.99%)
of the outstanding Class Y shares; Blue Cross of Washington and Alaska, 7001 - 220th Street SW, Mountlake Terrace, WA, 98043-2124, beneficially owned 551,025.526 shares (10.91%) of the outstanding Class Y shares; Memphis Light Gas & Water, Division Retirement & Pension System, 220 S Main P.O. Box 430, Memphis, TN, 38101, beneficially owned 529,262.069 shares (10.48%) of the outstanding Class  Y  shares; American
Bar Endowment, Attn: Tom  Rogers,  750
North Lake Shore Drive, Chicago, IL, 60611, beneficially owned 345,609.207 shares (6.85%) of the outstanding Class Y shares; 8 Calmont & Company, & Wells Fargo Bank NA, FDS ACCTG MAC# 0103 174, Attn: Brigid Breen, 525 Market Street, San Francisco, CA, 94163, beneficially owned 335,679.532 shares (6.65%) of the outstanding Class Y shares; and 1 Citibank NA TTRUSTEE, Smith Banrey Harris Upham & Co. Inc., 401 K Savings Plan, 111 Wall Street, 20th Floor, Attn: N. Kronenberg, New York, NY, 10043, beneficially owned 4,375,043.123 shares (100%) of the outstanding Class Y shares.
                      FINANCIAL STATEMENTS

      The  following financial information is hereby incorporated
by  reference to the indicated pages of the Fund's   October  31,
1994 Annual Report and April 30, 1995 Semi-Annual Report to Shareholders, copies of which are furnished with this Statement of Additional Information.
                             Page(s) in    Page(s) in    Page(s)
in
                           Annual Report Annual Report Annual
                           Report (Int'l Equity)(Global Gov't)
                           (European,
                                                         Pacific &
                                                        Int'l
Bal'd) Average Annual Total Return                          3
3                          4-8
Line Graph Showing Growth of
                           $10,000                      Investment
 . 4             4                5-9
Statement of Assets and Liabilities13           6             19
Statement of Operations           14           7             20
Statement of Changes in Net Assets15           8             21
Notes to Financial Statements   16-19         9-13         22-27
Financial Highlights            20-22        14-15         28-30
Independent Auditors' Report      23           16            31


                             Page(s) in    Page(s) in    Page(s)
in
                              Semi-         Semi-         Semi-
                           Annual Report Annual Report Annual
                           Report (Int'l Equity)(Global Gov't)
                           (European,
                                                         Pacific &
                                                        Int'l
Bal'd) Average Annual Total Return                          5
5                        7,10,13
Line Graph Showing Growth of
      $10,000  Investment                          7             6
8,11,14
Statement of Assets and Liabilities17           9           24-25
Statement of Operations           18           10            26
Statement of Changes in Net Assets19           11            26
Notes to Financial Statements   20-25         12-17        29-35
Financial Highlights            26-28        18-20         36-38





Statement of Assets and Liabilities (unaudited)      August 31,

1995 ASSETS:

      Cash denominated in foreign currencies (Cost - ($374,931))(377,524) Investments, at value (Cost - $13,632,311)
      $13,376,185
      Cash denominated in foreign currencies (Cost -
      ($374,931))(377,524) Cash and cash equivalents        4,420,136
      Receivable for Fund shares sold                         126,358
      Dividend and interest receivable                          2,863
      Total Assets                                        $17,548,018
LIABILITIES:

                                    Payable for Fund shares purchased $
      4,686 Payable for investment securities purchased              1,553,070
      Unrealized foreign currency loss                        (6,001)
      Management fee payable                                   19,377
      Distribution costs payable                               20,255
      Accrued expenses                                        (7,225)
      Other liabilities                                       (9,253)

      Total Liabilities                                     1,574,909

                                                     Total Net Assets
$15,973,109


NET ASSETS:
      Par value of capital shares                          $    1,373
      Capital paid in excess of par value
16,437,513
      Accumulated net investment loss
($95,835)
      Accumulated net realized loss on investments
($121,791)
       Net unrealized depreciation of investments and foreign
currencies
($248,151)

                                                Total Net Assets $15,973,109
Shares Outstanding:
     Class A                                                   591,162
     Class B                                                   660,504
     Class C                                                   121,283


Net Asset Value:

Class A (and redemption price)                                  $11.65

      Class B*

$11.62

                                                                      Class C**
$11.62




Class A Maximum Public Offering Price Per Share
  (net asset value plus 5.26% of the net asset value per share) $12.26

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed less than one year from initial purchase. This CDSC declines by 1.00% per year after the date of purchase until no CDSC is incurred.
**Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.
            See Notes to Financial Statements. (unaudited)

Statement of Operations (unaudited)For the Period Ended August 31,
1 995



1995(a) INVESTMENT INCOME:
      Dividend and Interest                                  $
3,872
      Less foreign taxes withheld
(645)
      Total Investment Income
3,227


EXPENSES:
      Management fees (Note 2)
41,824
      Distribution costs (Note 2)
27,499
      Shareholder servicing agent fees
5,337
      Shareholder communications fees
8,223
      Registration fees
8,507
      Other
3,106
      Total Expenses
94,496
Net Investment Loss
(91,269)


REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES:
      Realized Gain/(Loss) From:
        Security transactions
(121,791)
        Foreign currency transactions
1,974)

      Net Realized Loss
(119,817)

      Change in Net Unrealized Depreciation of Investments:
        Beginning of period
        0
        End of period (Note 1)

(254,692)

      Decrease in Net Unrealized Depreciation

(254,692)

Net Loss on Investment and Foreign Currencies

(374,509)

Decrease in Net Assets Resulting From Operations

($465,778)





(a)  For the period May 12, 1995 (commencement of operations)  to
August 31, 1995.


           See Notes to Financial Statements. (Unaudited)





Statement of Changes in Net Assets (Unaudited)       August 31, 1995






1995(a) OPERATIONS:
  Net investment loss
($91,269)
  Net realized loss
(119,817)
  Decrease in net unrealized depreciation
    of investments and foreign currencies
(254,692)

  Decrease in Net Assets From Operations
(465,778)



FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares
  17,292,504 Cost of shares reacquired
  (853,617)

  Increase in Net Assets from Fund
    Share Transactions
16,438,887
Increase in Net Assets
15,973,109
NET ASSETS:
  Beginning of period                                               0
  End of period*
$15,973,109
* Includes undistributed net investment loss of:
($91,269)


(a)    For  the  from  period  May  12,  1995  (commencement   of

operations) to August 31, 1995.



            See Notes to Financial Statements. (Unaudited)

Notes to Financial Statements (unaudited)            August 31, 1995

1.  Significant Accounting Policies

The Emerging Markets Portfolio ("Portfolio") is a separate investment portfolio of the Smith Barney World Funds, Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end
investment company and consists of this   portfolio  and  five
other  separate  investment
portfolios:
European, Pacific, International Balanced, Global Government Bond and International Equity Portfolios. The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded in national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be overthe-counter) and listed securities for which no sale was reported on that date are valued at the mean between the bid and ask prices. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities. Short term securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, as applicable; (c) gains or losses on the sale of securities are calculated by using the specific identification method; (d) interest income, adjusted for amortization of premiums and accretion of discount, is recorded on the accrual basis; (e) direct expenses are charged in each portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (f) foreign currencies (and receivables and payable for unsettled foreign securities transactions) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Transaction gains or losses resulting from changes in the exchange rate and realized gains and losses on the settlement of foreign currency transactions are reported in the
statement  of  operations;                                (g)
certificates   of   deposit,  time  deposits  and   other   short-
term investments maintained with financial institutions are considered to be cash equivalents; and (h) the Portfolio intends to comply with the requirements of the Internal Revenue Code
pertaining  to  regulated investment   companies   and  make  the
required   distributions                                   to
shareholders; therefore no provision for Federal income taxes has been made.

In addition, the Portfolio may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.
2. Management Agreement and Transactions with Affiliated Persons Smith Barney Mutual Funds Management, Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment manager of
the Fund.   As compensation for its services, the Portfolio pays
SBMFM a fee calculated at the annual rate of 1.00% onf the average daily net assets; the fee is calculated daily and paid monthly. Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as
distributor  of  the  Portfolio's  shares.   The  Fund  pays  to
the
distributor  a sales charge of 5.0% on purchases of Class A shares.

There  is  a  contingent deferred sales charge ("CDSC") of  5.00%
on Class B shares of the Portfolio if redemption occurs less than one year from initial purchase.and declining This CDSC declines by 1% each year after the date of purchase to zero. Class C shares are subject to a CDSC of 1% on redemptions made within 12 months of purchase. Any CDSC imposed on redemptions are paid to the distributor of the Fund.

Pursuant to a Distribution Plan the Portfolio pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of
0.25%  of  the average daily net assets of each respective  class'
shares.   The Portfolio also pays a distribution fee with  respect
to Class B and Class C shares calculated at the annual rate of 0.75% of average daily net assets for that class. All officers and three directors of the Fund are employees of SB.

3.  Investments

For  the period ended August 31, 1995, the aggregate cost of purchases and  proceeds  from  sales of investments (including
maturities,  but excluding   short-term  securities)  was
$14,545,907  and   $793,082, respectively.

At August 31, 1995, the aggregate gross unrealized appreciation and depreciation of investments for tax purposes were as follows:


Gross unrealized appreciation                               $
687,157 Gross unrealized depreciation
(943,287)

Net unrealized depreciation
($256,130)


4.  Portfolio Concentration

The  Portfolio's investments in foreign securities may  involve
risks not  present  in  domestic  investments.   Since  securities
may
be
denominated  in  a  foreign  currency and may  require  settlement
in foreign   currencies  and  pay  interest  or  dividends   in
foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments
may also  subject the   Portfolio   to   foreign   government
exchange   restrictions, expropriation,  taxation  or  other
political,  social  or   economic developments, all of which could
affect the market and/or credit  risk of the investments.

In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counter parties to meet the terms of their contracts.
5.  Capital Shares
At August 31, 1995, there were one billion shares of $.001 par value capital stock authorized for the Fund of which 125,000,000 are authorized as Emerging Markets Portfolio shares. The Portfolio has the authority to issue four classes of shares:
A, B, C and  Y.   Each share  of  a  class  represents an identical
legal  interest  in  the Portfolio  and  has  the  same rights, except that each class bears certain expenses specifically related to the distribution of its shares. At August 31, 1995, paid-in capital amounted to the following for each class:
                                         Class A   Class B    Class
C
Total Paid-in Capital
$7,074,622$7,914,724$1,449,540


Transactions in shares of each class were as follows:

                                                        Period Ended
                                                          August
                                                          31,
1995(a)
                                                  Shares
Amount
Class A*
Shares sold                                      650,720
$7,793,581
Shares redeemed                                 (59,558)
(718,959)

Net Increase                                     591,162
$7,074,622


Class B*
Shares sold                                      670,886
$8,036,580
Shares redeemed                                 (10,382)
(121,855)

Net Increase                                     660,504
$7,914,725


Class C*
Shares sold                                      122,371
$1,462,764
Shares redeemed                                    1,088
13,224

Net Increase                                    $121,283
$1,449,540

* Sales  of Class A, Class B and Class C shares commenced on  May
12,
  1995, respectively.
(a) For the period from May 12, 1995 (commencement of operations) to August 31, 1995 (unaudited).
FINANCIAL HIGHLIGHTS(unaudited)                          August
31, 1995


The  following  schedule  sets  forth  certain  information
concerning   the  Portfolio's  investment  results  for   the
period from  May  12,  1995  (commencement  of  operations)  to
August                                   31,
1995.   No  information is presented for Class  Y  shares  since
none were  purchased  during the period indicated.   This
information  has not been audited.

Class                                         A(a)              (B)(a)
(C)(a)

Net Asset Value, Beginning of Period           $12.00    $12.00    $12.00
Loss from Investment Operations:
                   Net              Investment              Loss
(0.069)   (0.075)   (0.075)
  Net Realized and Unrealized Loss on Investments   (0.281)     (0.305)
(0.305)

Total Loss from Investment Operations          (0.350)   (0.380)   (0.380)

Less Distributions:
     Dividends from Net Investment Income      0.000     0.000     0.000
     Distribution from Net Realized Gains      0.000     0.000     0.000

Total Distributions                     0.000     0.000     0.000
Net Asset Value, End of Period              $11.65     $11.62    $11.62
Total     Return(c)                            (9.59%)        (10.41%)
(10.41%)
Net Assets, End of Period(000s)             $6,887       $7,676     $1,410
Ratios to Average Net Assets:
         Expenses((b)                          1.5883%         2.3358%
2.3358%
         Net    Investment    Loss(b)                          (2.12%)
(2.87%)        (2.87%)
Portfolio Turnover Rate                 7.16%     7.16%     7.16%

(a) For the period from May 12, 1995(commencement of operations) to August 31,1995.
(b)  Annualized.
(c)    Total   return   is  not  annualized  as   it   may   not
be
representative of the total return for the year.





               APPENDIX - RATINGS OF DEBT OBLIGATIONS


BOND (AND NOTE) RATINGS

Moody's Investors Service, Inc.

    Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

   A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade
obligations.   Factors giving security to principal  and  interest
are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.
    Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
     Ba  -  Bonds that are rated Ba are judged to have
speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal
payments  may  be very        moderate and thereby not well
safeguarded during  both  good
and   bad   times  over  the  future.   Uncertainty  of
position
characterizes bonds in this class.

     B  - Bonds that are rated B generally lack characteristics
of desirable   investments.   Assurance  of  interest  and
principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa  - Bonds that are rated Caa are of poor standing.
These issues may be in default or present elements of danger may exist with respect to principal or interest.

     Ca - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

    C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
Standard & Poor's Corporation

      AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

      A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B and CCC - Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the
obligation.   BB represents a lower degree if speculation  than
B and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
      C - The rating C is reserved for income bonds on which no interest is being paid.
      D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.
     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.
COMMERCIAL PAPER RATINGS
Moody's Investors Service, Inc.

      Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-
term  promissory obligations.    Prime-1  repayment  capacity
will   normally               be
evidenced   by  the  following  characteristics:  leading
market positions in well-established industries; high rates of
return  on funds   employed;  conservative  capitalization
structures   with moderate  reliance  on  debt  and ample  asset
protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-
term  promissory obligations.   This  will normally be evidenced
by  many  of  the characteristics  cited  above but to a  lesser
degree.   Earnings trends  and coverage ratios, while sound,
will be more subject  to variation.     Capitalization
characteristics,    while    still appropriate,  may be more
affected by external conditions.   Ample alternate liquidity is
maintained.

Standard & Poor's Corporation

      A-1  -  This designation indicates that the degree of
safety regarding  timely payment is either overwhelming or  very
strong. Those   issues   determined
to   possess   overwhelming   safety
characteristics will be denoted with a plus (+) sign designation.

      A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

----------------------------------------------------------------
---------------
                              SEMI-ANNUAL REPORT ---------------
----------------------------------------------------------------
          [ARTWORK APPEARS HERE]
          Smith Barney
          World Funds, Inc.
          International Equity
          Portfolio ------------------------------------
          ------------
          April 30, 1995
          [LOGO OF SMITH BARNEY MUTUAL FUNDS APPEARS
          HERE] Smith Barney Mutual Funds
          Investing for your future.
          Every day.

---------------------------------------------------------------
----------------
International Equity Portfolio --------------------------------
-----------------------------------------------

Dear Shareholder:

International financial markets were roiled by several key themes in 1994 and the first quarter of 1995, including rising U.S. interest rates, a decline in the U.S. dollar, and the Mexican peso crisis. The effect of these events was far-reaching, causing most international stock markets to decline. The
International Equity Portfolio had a total return of -11.98% for the six months, and -7.71% for the 12 months, (Class A shares) ended April 30, 1995. This performance information excludes sales charges. For additional performance information, please see the Average Annual Total Return chart on page 5 of this report.

Market and Economic Overview

In February 1994, the U.S. Federal Reserve Board began to raise short-term interest rates in an unexpectedly early reversal of monetary policy. This action caused turmoil in global bond markets and drove stock prices down, not only in the U.S., but also in most major markets worldwide.

As the year came to a close in December, political and financial instability in
Mexico caused the country's central bank to let the peso float freely against the dollar. This resulted in a sharp devaluation in the peso and a more than 40% drop in the Mexican stock market in dollar terms. The events in Mexico had a broad-brush effect causing a crisis of confidence in Latin American markets and a sell-off in virtually all emerging markets.

Since January, anxiety over the decline of the U.S. dollar has emerged as a factor in international equity market weakness. The dollar's value showed quarterly declines of roughly 12% against the German mark and nearly 14% against the Japanese yen. The strength of these local currencies made exports less attractive and depressed corporate earnings overseas.

Portfolio Review

After Mexico's surprise devaluation of the peso, which spilled over into other
Latin American markets, we lightened our exposure to the Americas region from
17.3% of the Portfolio to 10.3%. At the same time, we increased the Portfolio's exposure to the European region from 43.5% to 49.2%. Our largest holdings continue to be in Europe with the major concentration in Ireland, Italy, Sweden, and Austria. Europe is enjoying a solid economic recovery which is becoming more deeply distributed throughout various sectors of the economy. The improved macroeconomic picture should eventually be visible in
European corporate earnings, which have not fully recovered from a sustained recession.

The Pacific Rim is our second largest regional holding with a weighting of
36.8%. The Portfolio remains underweighted in Japan relative to the major international equity indexes. On the other hand, the Portfolio is overweighted in Malaysia, Singapore, Hong Kong, and Thailand. The extraordinary strength of the yen has once again placed the Japanese economy under great duress. We also believe it is likely that Japanese manufacturing firms will continue to invest directly throughout the Pacific Rim in order to lower labor costs. The smaller
Southeast Asian markets have suffered major corrections, largely due to U.S.
interest-rate increases. Local market valuations are now below 10year averages while overall, regional growth continues at the high end of the global scale.

Smaller positions in the Portfolio included 1.6% in India and 1% in Turkey.
Recently we invested just under 1% of the Portfolio's assets in South Africa where we are particularly positive on growth opportunities. Although South
Africa is considered an emerging market, it has the advantage of an established infrastructure. President Nelson Mandela's African National Congress-led coalition government faces tremendous post-apartheid pressure to deliver on job creation and social services from the country's mostly impoverished black majority. This should eventually create a huge demand for goods and services in
South Africa.

Outlook
In our view, the difficult conditions seen throughout 1994 and into the new year, are most likely past us. In recent weeks the dollar has stabilized, appreciating against the yen and mark. Foreign bond markets have firmed on news that the U.S. may be finished with its series of interest-rate hikes due to signs of a slowing economy. In addition, international corporate fundamentals continue to be solid, and in many cases during the past quarter, exceptionally strong. We believe the prospects for the international equity markets are quite positive and should reward shareholders' patience with longer term results.

We would like to point out that on April 21, 1995, the Smith
Barney Global
Opportunities Fund was merged into the Smith Barney World Funds
International
Equity Portfolio, increasing the Portfolio's assets to over $1 billion.

We thank you for your confidence in our investment management and look forward to serving your investment needs in the future.

Sincerely,

/s/ Heath B. McLendon                                    /s/
James B. Conheady

Heath B. McLendon                                        James
B.
Conheady
Chairman and                                             Vice
President
Chief Executive Officer


/s/ Jeffrey J. Russell

Jeffrey J. Russell
Vice President

May 26, 1995

Smith Barney World Funds, Inc.
International Equity Portfolio --------------------------------
-----------------------------------------------
Historical Performance -- Class A Shares ----------------------
---------------------------------------------------------

                                     Net Asset Value
                                 ----------------------
                                 Beginning        End
Income    Capital Gain      Total
Period Ended                     of Period     of Period
Dividends   Distributions   Returns/(1)/
===============================================================
== ==================================
4/30/95                           $18.79        $16.32
$0.12        $0.10          (11.98)% --------------------------
---------------------------------------------------------------
---------
10/31/94+                          18.71         18.79
0.00         0.00            0.43 -----------------------------
---------------------------------------------------------------
------
12/31/93                           12.35         18.71
0.00         0.16           52.78 -----------------------------
---------------------------------------------------------------
------
12/31/92                           12.31         12.35
0.02         0.00            0.49 -----------------------------
---------------------------------------------------------------
------
Inception*-12/31/91                11.94         12.31
0.00         0.00            3.10
===============================================================
== ==================================
Total
$0.14        $0.26
===============================================================
== ==================================

---------------------------------------------------------------
----------------
Historical Performance -- Class B Shares ----------------------
---------------------------------------------------------

                                     Net Asset Value ----------
                                 ------------Beginning
                                 End
Income    Capital Gain      Total
Period Ended                     of Period     of Period
Dividends   Distributions   Returns/(1)/
===============================================================
== ==================================
Inception*- 4/30/95               $18.38         $16.37
$0.00        $0.10          (10.39)%
===============================================================
== ==================================

---------------------------------------------------------------
----------------
Historical Performance -- Class C Shares ----------------------
---------------------------------------------------------

                                     Net Asset Value
                                 ----------------------
                                 Beginning        End
Income    Capital Gain      Total
Period Ended                     of Period     of Period
Dividends   Distributions   Returns/(1)/
===============================================================
== ==================================
4/30/95                           $18.54        $16.16
$0.00        $0.10          (12.30)%
---------------------------------------------------------------
-----------------------------------
10/31/94+                          18.58         18.54
0.00         0.00           (0.22)
---------------------------------------------------------------
-----------------------------------
Inception*-12/31/93                12.35         18.58
0.00         0.16           51.73
===============================================================
== ==================================
Total
$0.00        $0.26
===============================================================
== ==================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

Smith Barney World Funds, Inc.
International Equity Portfolio --------------------------------
-----------------------------------------------
Historical Performance -- Class Y Shares ----------------------
---------------------------------------------------------

                                     Net Asset Value ----------
                                 ------------Beginning
                                 End
Income    Capital Gain      Total
Period Ended                     of Period     of Period
Dividends   Distributions   Returns/(1)/
===============================================================
== ==================================
4/30/95                           $18.80        $16.31
$0.17        $0.10          (11.84)%
---------------------------------------------------------------
-----------------------------------
Inception*-10/31/94+               17.64         18.80
0.00         0.00           (6.58)
===============================================================
== ==================================
Total
$0.17        $0.10
===============================================================
== ==================================

---------------------------------------------------------------
----------------
Historical Performance -- Class Z Shares ----------------------
---------------------------------------------------------

                                     Net Asset Value ----------
                                 ------------Beginning
                                 End
Income    Capital Gain      Total
Period Ended                     of Period     of Period
Dividends   Distributions   Returns/(1)/
===============================================================
== ==================================
Inception*- 4/30/95               $18.38        $16.30
$0.17
$0.10         (9.88)%
===============================================================
== ==================================

---------------------------------------------------------------
----------------
Average Annual Total Return -----------------------------------
--------------------------------------------

                                                        Without
Sales Charge/(1)/
                                   ----------------------------
---------------------------------------
                                   Class A         Class B
Class C        Class Y        Class Z
===============================================================
== ======================================
Six Months Ended 4/30/95           (11.98)%          N/A
(12.30)%       (11.84)%         N/A ---------------------------
---------------------------------------------------------------
------------
Year Ended 4/30/95                  (7.71)           N/A
(8.50)          N/A            N/A ----------------------------
---------------------------------------------------------------
-----------
Five Years Ended 4/30/95            11.61            N/A
N/A            N/A            N/A -----------------------------
---------------------------------------------------------------
----------
Inception* through 4/30/95          10.26         (10.39)%
13.00          (6.05)        (9.88)% --------------------------
---------------------------------------------------------------
-------------

                                                          With
Sales Charge/(2)/
                                   ----------------------------
---------------------------------------
                                   Class A         Class B
Class C        Class Y        Class Z
===============================================================
==
======================================
Six Months Ended 4/30/95           (16.39)%          N/A
(13.17)%       (11.84)%         N/A ---------------------------
---------------------------------------------------------------
------------
Year Ended 4/30/95                 (12.31)           N/A
(9.41)          N/A            N/A ----------------------------
---------------------------------------------------------------
-----------
Five Years Ended 4/30/95            10.47            N/A
N/A            N/A            N/A -----------------------------
---------------------------------------------------------------
----------
Inception* through 4/30/95          11.29         (14.85)%
13.00          (6.05)        (9.88)% --------------------------
---------------------------------------------------------------
-------------

Smith Barney World Funds, Inc.
International Equity Portfolio --------------------------------
-----------------------------------------------
Cumulative Total Return ---------------------------------------
----------------------------------------

Without

Sales Charge/(1)/
===============================================================
== ===============
    Class A (Inception* through 4/30/95)
39.91% --------------------------------------------------------
-----------------------
Class B (Inception* through 4/30/95)
(10.39) -------------------------------------------------------
------------------------
Class C (Inception* through 4/30/95)
32.78 ---------------------------------------------------------
----------------------
Class Y (Inception* through 4/30/95)
(6.05) --------------------------------------------------------
-----------------------
Class Z (Inception* through 4/30/95)
(9.88) --------------------------------------------------------
-----------------------

(1) Assumes reinvesment of all dividends and capital gain distributions at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and Class C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed less than one year from initial purchase and declines by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00%
CDSC which applies
   if shares are redeemed within the first year of purchase.

+ For the period from January 1, 1994 to October 31, 1994 which reflects a change in the fiscal year end of the Portfolio.

  * Inception dates for Class A, B, C, Y and Z shares are
November 22, 1991,
    November 7, 1994, January 4, 1993, June 16, 1994 and
November 7, 1994,
    respectively.

Smith Barney World Funds, Inc.
International Equity Portfolio --------------------------------
-----------------------------------------------
Historical Performance ----------------------------------------
---------------------------------------

                Growth of $10,000 Invested in Class A Shares of
                      International Equity Portfolio vs.
                  The Morgan Stanley EAFE-GDP Weighted Index+
                                  (unaudited)
---------------------------------------------------------------
----------------
                          November 1991 - April 1995
                             [GRAPH APPEARS HERE]

           DATE         INTERNATIONAL EQUITY        EAFE INDEX
           ----         --------------------        ----------
           11/22/91            9,552.00             10,000.00
           11/91               9,423.20             10,000.00
           12/91               9,848.00             10,075.00
           3/92               10,488.00              8,887.00
           6/92               10,200.00              9,083.00
           9/92                9,528.00              9,229.00
           12/92               9,895.00              9,577.00
           3/93               10,480.90             10,734.00
           6/93               11,081.90             11,823.00
           9/93               12,684.50             12,615.00
           12/93              15,119.00             12,732.00
           3/94               14,068.50             13,177.00
           6/94               13,955.40             13,851.00
           7/94               14,472.50             14,157.10
           8/94               15,167.50             14,380.70
           9/94               14,989.70             13,858.70
           10/94              15,183.60             14,263.40
           11/94              14,294.80             13,631.50
           12/94              13,773.80             13,739.20
           1/95               12,971.30             13,391.60
           2/95               12,897.60             13,380.90
           3/95               12,979.50             13,992.40
           4/95               13,364.40             14,623.50

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on November 22, 1991 assuming deduction of the maximum 4.50% sales charge at the time of investment and the reinvestment of dividends and capital gains at net asset value through April 30, 1995. The Morgan Stanley EAFE-GDP Weighted
  Index is a composite portfolio consisting of equity total returns for the countries of Europe, Australia, New Zealand and countries in the Far East, weighted based on each country's gross domestic product. The
Index is
 unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

 All figures represent past performance and are not a guarantee of future results. Investments returns and principal value will fluctuate, and redemption values may be more or less than the original cost.
No adjustment
   has been made for shareholder tax liability on dividends or capital gains.

Smith Barney World Funds, Inc.
International Equity Portfolio --------------------------------
-----------------------------------------------
Schedule of Investments (unaudited)
April 30, 1995 ------------------------------------------------
-------------------------------

     SHARES                                  SECURITY
VALUE
===============================================================
== =======================================
STOCKS -- 99.1%
Argentina -- 1.3%
     1,313,014             Bagley S.A. Series B
$  2,954,134
       500,000             Ciadea S.A. Cina
2,324,884
       375,000             Quilmes Industrial S.A. Quinsa
Luxembourg                           7,125,000
---------------------------------------------------------------
----------------------------------------

12,404,018 ----------------------------------------------------
---------------------------------------------------
Australia -- 2.5%
     2,999,999             Burns Philip & Co.  Ltd.
7,598,253
     1,502,773             Coca Cola Amatil Ltd.
9,187,259
     1,200,000             Mayne Nickless Ltd.
5,668,122
       166,992             The News Corp. Ltd.
811,868
        83,496             The News Corp. Ltd. Preferred
368,865 -------------------------------------------------------
------------------------------------------------

23,634,367 ----------------------------------------------------
---------------------------------------------------
Austria -- 5.7%
       105,000             Austria Mikro Systeme International
AG
10,450,769
         3,334             Bau Holding AG
214,254
        90,000             Bau Holding AG Preferred
4,663,980
       150,000             Baumax AG Preferred
6,894,176
       150,000             Burgenland Holding AG
5,598,626
        40,000             BWT AG
5,038,250
        60,000             Maculan Holding AG Preferred
2,480,053
        50,000             VA Technologie AG
5,531,792
        60,833             VAE Eisenbahn AG
5,485,578
        25,000             Weinerberger Baustoffinds AG
8,405,651 -----------------------------------------------------
--------------------------------------------------

54,763,129 ----------------------------------------------------
---------------------------------------------------
Belgium -- 0.5%
       700,000             Cockerill Sambre
4,617,625 -----------------------------------------------------
--------------------------------------------------
Brazil -- 1.3%
    12,160,000             Brasmotor S.A. BMT Preferred
3,291,396
       500,000             CAPCO Automotive Products Corp.
4,437,500
       127,849             Telecomunicoes Brasileiras S.A.
Sponsored ADR                       4,682,470
---------------------------------------------------------------
----------------------------------------

12,411,366 ----------------------------------------------------
---------------------------------------------------
Canada -- 1.3%
       225,000             Loewen Group Inc.
6,324,405
       689,000             Videotron Group Ltd. Subord. Voting
6,012,548 -----------------------------------------------------
--------------------------------------------------

12,336,953 ----------------------------------------------------
---------------------------------------------------

                      See Notes to Financial Statements.
8

Smith Barney World Funds, Inc.
International Equity Portfolio --------------------------------
-----------------------------------------------
Schedule of Investments (unaudited) (continued)
April 30, 1995 ------------------------------------------------
-------------------------------

     SHARES                                  SECURITY
VALUE
===============================================================
== =======================================
Chile -- 2.9%
       110,000             Chilectra S.A. ADR+
$  5,382,520
       215,000             Cristalerias De Chile S.A. Sponsored
ADR                            3,977,500
       350,000             Embotelladora Andina S.A. Sponsored
ADR                            10,062,500
        50,000             Laboratorio Chile S.A. Sponsored ADR
956,250
       263,600             Madeco S.A. Sponsored ADR
7,677,350 -----------------------------------------------------
--------------------------------------------------

28,056,120 ----------------------------------------------------
---------------------------------------------------
Denmark -- 0.2%
        75,000             Tele Danmark A/S Sponsored ADR
Repstg
Class B                       1,968,750
---------------------------------------------------------------
----------------------------------------
Finland -- 2.1%
        80,000             Nokia Corp. Sponsored ADR Preferred
3,280,000
       500,000             Nokia OY AB Shares A
20,436,928 ----------------------------------------------------
---------------------------------------------------

23,716,928 ----------------------------------------------------
---------------------------------------------------
France -- 1.5%
        51,142             Castorama Dubois Investment
8,481,986
         8,839             Cie Europeene De Gestion Et De
Placment                               282,567
        80,000             Incom*(a)
1,352,893
        13,800             Sidel S.A.
4,040,465 -----------------------------------------------------
--------------------------------------------------

14,157,911 ----------------------------------------------------
---------------------------------------------------
Germany -- 3.3%
        20,845             Bayarische Motoren Werke BMW AG
10,736,917
        30,000             Grohe Friedrich Non-Voting Preferred
9,918,252
        40,000             Mannesmann AG
10,880,417 ----------------------------------------------------
---------------------------------------------------

31,535,586 ----------------------------------------------------
---------------------------------------------------
Greece -- 0.2%
       500,000             Flour Mills Loulis GRD
2,194,635 -----------------------------------------------------
--------------------------------------------------
Hong Kong -- 6.3%
     2,000,000             Cheung Kong Holdings Ltd.
8,424,861
    15,000,000             Guangzhou Investment Ltd.
2,403,411
     1,500,000             Guoco Group Ltd.
5,698,411
       100,000             Hang Lung Development Warrants,
expire
12/31/95*                      147,306
     3,000,000             Hong Kong & China Gas Co. Ltd.
4,361,029
       200,000             Hong Kong & China Gas Co. Ltd.
Warrants, expire 12/31/95*              22,742
       400,000             Hong Kong Telecommunications Ltd.
Sponsored ADR                     7,800,000
     4,000,000             Hutchinson Whampoa Ltd.
17,366,585
     3,213,000             Shaw Brothers
5,667,069
     2,800,000             Wharf Holdings
8,393,849 -----------------------------------------------------
------------
---------------------------------------
60,285,263 ----------------------------------------------------
---------------------------------------------------

                      See Notes to Financial Statements.
9

Smith Barney World Funds, Inc.
International Equity Portfolio --------------------------------
-----------------------------------------------
Schedule of Investments (unaudited) (continued)
April 30, 1995 ------------------------------------------------
-------------------------------

     SHARES                                  SECURITY
VALUE
===============================================================
== =======================================
India -- 1.6%
        20,000             India Magnum Fund N.V. A
$  1,000,000
       535,000             Larsen & Toubro Limited ADR+
9,028,125
       494,527             Mahindra & Mahindra Ltd. GDR+
5,434,852 -----------------------------------------------------
--------------------------------------------------

15,462,977 ----------------------------------------------------
---------------------------------------------------
Indonesia -- 0.8%
     1,004,000             Bank Umum Nasional
1,213,972
     1,460,000             Berlian Laju Tanker
457,680
       135,000             PT Indonesian Satellite Corp.
Sponsored ADR                         4,876,875
     1,449,000             Sekar Laut
600,235 -------------------------------------------------------
------------------------------------------------

7,148,762 -----------------------------------------------------
--------------------------------------------------
Ireland -- 7.0%
     1,650,931             Bank of Ireland Dublin
8,960,605
     1,500,000             CRH PLC
9,266,051
     1,562,611             Grafton Group PLC
9,500,007
     1,250,000             Greencore
8,842,273
     2,453,614             Independent Newspapers PLC
11,197,691
     1,256,396             Irish Continental Group PLC
7,781,697
       553,411             Irish Life PLC
1,767,942
     1,750,000             Smurfit Jefferson
10,382,540 ----------------------------------------------------
---------------------------------------------------

67,698,806 ----------------------------------------------------
---------------------------------------------------
Israel -- 0.1%
        20,000             Teva Pharmaceutical Industries Ltd.
ADR                               685,000
---------------------------------------------------------------
----------------------------------------
Italy -- 6.5%
     1,410,083             Alleanza Assicurazioni di Risp NC
12,697,972
             1             Alleanza Svg Assi General Warrants,
expire 2/26/96*                         1
       220,000             Assicurazioni Generali S.p.A.
5,286,496
     5,000,000             Cofide S.p.A.
2,394,031
       150,000             Industrie Natuzzi S.p.A. ADR
5,606,250
     6,800,000             Olivetti & Co. S.p.A.
6,895,998
     5,000,000             Parmalat Finanziaria S.p.A.
4,669,103
       250,000             Parmalat Finanziaria S.p.A. To Subs
Ord Warrants,
                              expire 12/31/99*
178,437
       455,000             RAS S.p.A.
4,790,143

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
International Equity Portfolio --------------------------------
-----------------------------------------------
Schedule of Investments (unaudited) (continued)
April 30, 1995 ------------------------------------------------
-------------------------------

     SHARES                                  SECURITY
VALUE
===============================================================
== =======================================
Italy -- 6.5% (continued)
        65,000             Riunione Adriatico di Sicurta For
Ord
Shs Warrants,
                              expire 12/31/97*
$    280,295
     1,000,000             Stet di Risp NC
2,289,942
     4,500,000             Telecom Italia S.p.A.
11,977,588
     1,095,000             Trenno S.p.A.
1,758,497
     1,250,000             Unicem Union CEM S.p.A. di Risp NC
3,724,874 -----------------------------------------------------
--------------------------------------------------

62,549,627 ----------------------------------------------------
---------------------------------------------------
Japan -- 10.8%
           500             Bandai Co. Ltd. Warrants, expire
11/4/97*                             250,000
       209,300             Bunkyodo Co. Ltd.
7,224,113
        80,000             Canon Inc.
1,323,495
       493,000             Hitachi Ltd.
5,016,841
       280,000             Ishikawajima Construction Materials
Co. Ltd.                        4,765,532
       700,000             Itochu Corp. Ltd.
4,748,869
        75,000             Japan Associated Finance Co. Ltd.
9,194,240
           500             Maeda Corporation Warrants, expire
2/5/97*                            675,000
       330,000             Matsushita Electric Ind. Co. Ltd.
5,537,967
       247,000             Mitsubishi Bank Ltd.
6,055,939
       383,000             Mitsubishi Estate Ltd.
4,604,023
       937,000             Mitsubishi Heavy Industries Ltd.
6,802,785
       227,700             Mr. Max Corp.
5,094,930
        16,800             NIC Corp.
233,944
       289,000             Nippon Denso Co. Ltd.
5,813,021
       292,800             Nippon Denwa Shisetsu Co. Ltd.
2,704,270
       450,000             Nippon Express Ltd.
4,450,726
           800             Nishimatsu Construction Co. Ltd.
Warrants, expire 12/3/96*            440,000
        23,000             OYO Corp.
1,412,521
       142,000             Rohm Co.
6,540,586
           500             Sagami Chain Co. Ltd.
10,712
       213,000             Sagami Rubber Industries Co.
Ltd.
1,845,561
       145,410             Sato Corp.
3,011,347
        68,000             Secom Co.
4,435,135
        23,000             Shohkoh Fund & Co. Ltd.
4,681,028
        72,000             Sony Music Entertainment Inc.
3,659,129
       110,000             Toyo Seikan Kaisha Ltd.
3,796,715 -----------------------------------------------------
--------------------------------------------------

104,328,429 ---------------------------------------------------
----------------------------------------------------

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
International Equity Portfolio --------------------------------
-----------------------------------------------
Schedule of Investments (unaudited) (continued)
April 30, 1995 ------------------------------------------------
-------------------------------

     SHARES                                  SECURITY
VALUE
===============================================================
== =======================================
Korea -- 0.5%
        97,000             Korea Electric Power Corp.
$  3,549,944
        38,440             Tong Yang Confectionery
1,346,295 -----------------------------------------------------
--------------------------------------------------

4,896,239 -----------------------------------------------------
--------------------------------------------------
Malaysia -- 6.4%
     1,750,000             Arab Malaysia Corp.
4,819,375
       306,666             Arab Malaysia Finance Bhd. Foreign
832,117
     1,000,000             Bandar Raya Developments Bhd.
1,684,756
       900,000             Hong Leong Credit Bhd.
3,280,415
     1,750,000             Leader Universal Holdings Bhd.
5,882,472
     1,166,666             Leader Universal Holdings Bhd. A
3,779,899
       300,000             Malaysia Helicoptor Services Bhd.
510,287
     4,000,000             Renong Bhd.
6,123,441
     1,580,000             Resorts World Bhd.
8,318,484
       800,000             Road Builders M Holdings Bhd.
2,332,739
       200,000             Road Builders Rights, expire 5/9/95*
137,696
     2,750,000             Sungei Way Holdings
10,914,466
       250,000             Sungei Way Holdings Bhd. Warrants,
expire 6/29/99*                    334,116
     1,700,000             Technology Resources Industries Bhd.
4,337,437
     1,200,000             Telekom Malaysia Bhd.
8,261,785 -----------------------------------------------------
--------------------------------------------------

61,549,485 ----------------------------------------------------
---------------------------------------------------
Mexico -- 3.0%
     1,000,000             Coca Cola Femsa S.A. De C.V. L
1,994,937
     5,250,000             Conductores Latincasa S.A. De C.V. A
372,152
     1,000,000             Fomento Economico Mexicano S.A.
Femsa
Series B                      2,197,468
       997,560             Gruma S.A. De C.V. B
3,400,964
       732,077             Grupo Industrial Bimbo S.A. De C.V.
A
2,693,549
     2,000,000             Grupo Industrial Maseca S.A. De C.V.
B
1,633,755
     4,026,923             Herdez S.A. De C.V. B
1,610,769
     1,100,000             Jugos Del Valle B
2,970,464
       475,000             Kimberly Clark A NPV
4,850,211
     1,000,706             Tablex S.A. De C.V. Series 2
1,435,612
       200,000             Telefonos De Mexico S.A. De C.V.
Sponsored ADR Series L             6,050,000
---------------------------------------------------------------
----------------------------------------

29,209,881 ----------------------------------------------------
---------------------------------------------------

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
International Equity Portfolio --------------------------------
-----------------------------------------------
Schedule of Investments (unaudited) (continued)
April 30, 1995 ------------------------------------------------
-------------------------------

     SHARES                                  SECURITY
VALUE
===============================================================
==
=======================================
Netherlands -- 3.4%
       200,000             Draka Holding N.V.
$  5,073,259
        86,000             Heineken  N.V.
15,369,315
       400,000             IHC Caland N.V.
10,946,879
         9,725             Royal Dutch Petroleum Co.
1,202,051 -----------------------------------------------------
--------------------------------------------------

32,591,504 ----------------------------------------------------
---------------------------------------------------
Norway -- 1.6%
       607,000             Benor Tankers Ltd.
2,731,598
       450,000             Petroleum Geo Services AS
12,295,082 ----------------------------------------------------
---------------------------------------------------

15,026,680 ----------------------------------------------------
---------------------------------------------------
Panama -- 0.5%
       200,000             Panamerican Beverages Inc. A
5,200,000 -----------------------------------------------------
--------------------------------------------------
Philippines -- 0.3%
     3,731,375             International Container Services
Inc.
2,076,965
     1,250,000             Universal Robina Corp.
695,777 -------------------------------------------------------
------------------------------------------------

2,772,742 -----------------------------------------------------
--------------------------------------------------
Singapore -- 6.5%
     1,800,000             Cerebos Pacific
11,108,719
     5,000,000             DBS Land Ltd.
13,778,256
       700,000             Fraser & Neave
7,685,684
       589,000             Fraser & Neave Ltd. Warrants, expire
5/27/98*                       2,599,462
       100,734             Jardine Matheson Holding Registered
800,835
     1,200,000             Jurong Shipyard Ltd.
9,214,209
       806,000             Overseas Union Bank Ltd. Foreign
Registered                         4,656,118
     2,500,000             QAF Ltd.
2,762,827
       800,000             QAF Ltd. Warrants, expire 11/14/98*
353,068
     1,800,000             Sembawang Maritime Ltd.
7,556,512
       450,660             United Overseas Bank Ltd. Warrants,
expire 6/17/97*                 2,360,831
---------------------------------------------------------------
----------------------------------------

62,876,521 ----------------------------------------------------
---------------------------------------------------
South Africa -- 0.8%
       250,000             Barlow Ltd.
2,522,600
       368,000             Pepkor Ltd. Sponsored ADR+
4,697,888 -----------------------------------------------------
--------------------------------------------------

7,220,488 -----------------------------------------------------
--------------------------------------------------
Spain -- 1.0%
        82,500             Acerinox S.A. ORD
9,449,634 -----------------------------------------------------
--------------------------------------------------

                      See Notes to Financial Statements.
13

Smith Barney World Funds, Inc.
International Equity Portfolio --------------------------------
-----------------------------------------------
Schedule of Investments (unaudited) (continued)
April 30, 1995 ------------------------------------------------
-------------------------------

     SHARES                                  SECURITY
VALUE
===============================================================
== =======================================
Sweden -- 8.1%
       200,000             Allgon AB B
$  3,922,054
         3,000             Asea AB  Series A Free
253,076
       433,570             Astra AB Series A
12,649,222
        40,000             Ericsson Tel AB LM Series B ADR
2,682,520
       260,000             Ericsson Tel AB LM Series B Free
17,210,250
       200,000             Getinge Industrier AB B Free
6,137,671
       170,000             Hennes Mauritz Series B Free
11,486,803
        75,000             Kinnevick Series B Free
2,600,941
       157,000             Lindex AB
2,225,387
     1,600,000             Skandinaviska Enskilda Bank Series A
Free                           7,464,289
       600,000             Volvo AB Series B Free
11,270,746 ----------------------------------------------------
---------------------------------------------------

77,902,959 ----------------------------------------------------
---------------------------------------------------
Switzerland -- 3.4%
        10,000             Nestle AG Cham & Vevey Registered
9,798,599
         2,000             Roche Holding AG Basel Genuss Schein
12,057,793
        15,000             Schweiz Rueckversichering Registered
10,402,802 ----------------------------------------------------
---------------------------------------------------

32,259,194 ----------------------------------------------------
---------------------------------------------------
Taiwan -- 0.5%
       315,000             Formosa Growth Fund Ltd. Series 1
5,040,000 -----------------------------------------------------
--------------------------------------------------
Thailand -- 2.1%
     4,600,000             Bangkok Metropolitan Bank Public Co.
Ltd. Foreign                   4,675,747
       825,000             Dhana Siam Finance & Securities
Public
Co. Ltd.
                              Foreign Registered
3,522,057
     1,307,800             Finance One Public Co. Foreign
Registered                           7,178,410
        36,360             Finance One Public Co. Ltd. Foreign
Warrants,
                              expire 3/15/99*
325,237
       250,000             Land & House Public Co. Ltd. Foreign
4,411,466
            31             Saha Pathana Inter Holding Public
Co.
Ltd. Foreign                         54
---------------------------------------------------------------
----------------------------------------

20,112,971 ----------------------------------------------------
---------------------------------------------------
Turkey -- 1.0%
     8,700,000             Dogan Sirketler Grubu Holdings AS
2,351,351
     2,000,000             Koc Holding AS
1,621,622
       600,000             Migros Turkey Registered
1,551,116
     8,316,000             Netas
3,322,491
     3,000,000             T. Garanti Bankasi AS
757,932 -------------------------------------------------------
------------------------------------------------

9,604,512 -----------------------------------------------------
--------------------------------------------------

                      See Notes to Financial Statements.
14

Smith Barney World Funds, Inc.
International Equity Portfolio --------------------------------
-----------------------------------------------
Schedule of Investments (unaudited) (continued)
April 30, 1995 ------------------------------------------------
-------------------------------

     SHARES                                  SECURITY
VALUE
===============================================================
== =======================================
United Kingdom -- 4.0%
     1,006,032             BAA PLC
$  7,674,072
       149,895             Cable & Wireless PLC
968,520
       950,000             Ewart PLC
810,280
     1,100,000             Flextech
7,045,495
       659,815             Independent Insurance PLC
2,973,144
     1,500,000             Queens Moat Houses PLC
241,394
       150,000             Reuters Holdings PLC ADR B
6,825,000
     1,000,000             Stagecoach Holdings PLC
3,170,312
       275,000             Vodafone Group PLC Sponsored ADR
8,765,625 -----------------------------------------------------
--------------------------------------------------

38,473,842 ----------------------------------------------------
---------------------------------------------------
United States -- 0.1%
        30,000             Interpool Inc.*
442,500 -------------------------------------------------------
------------------------------------------------
                         TOTAL STOCKS
                           (Cost -- $919,570,771)
954,585,404
===============================================================
== =======================================

      FACE
    AMOUNT(b)                                SECURITY
VALUE
===============================================================
== =======================================
BONDS --  0.9%
Hong Kong -- 0.1%
     1,000,000             Private Investment Fin. Cayman Ltd.
Conv.,
                              4.500% due 12/1/00 GTD+
725,000 -------------------------------------------------------
------------------------------------------------
Italy -- 0.0%
     3,500,000             IFIL Risp, 5.000% due 1/1/00
2,082 ---------------------------------------------------------
----------------------------------------------
Malaysia -- 0.0%
       106,666             Arab Malaysian Finance Bhd.
Unsecured
Loan Stock,
                              7.500% due 11/20/99
45,359 --------------------------------------------------------
-----------------------------------------------
Singapore -- 0.1%
       400,000             QAF Ltd. Loan Stock, 2.000% due 1998
241,120
       500,000             Sembawang Maritime Ltd. Culs Loan
Stock,
                              1.500% due 12/31/98
696,089 -------------------------------------------------------
------------------------------------------------

937,209 -------------------------------------------------------
------------------------------------------------

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
International Equity Portfolio --------------------------------
-----------------------------------------------
Schedule of Investments (unaudited) (continued)
April 30, 1995 ------------------------------------------------
-------------------------------

      FACE
    AMOUNT(b)                                SECURITY
VALUE
===============================================================
== =======================================
Sweden -- 0.7%
    22,000,000             Kinnevick AB Conv. Sub., 10.500% due
7/21/97                     $  6,660,612
---------------------------------------------------------------
--
---------------------------------------
Taiwan -- 0.0%
       250,000             U-Ming Marine Trans Corp. Notes,
1.500% due 2/7/01
                              (Convertible until 1/28/01)
255,750 -------------------------------------------------------
------------------------------------------------
Thailand -- 0.0%
     3,636,000             Finance One Public Co. Ltd.
Unsecured
Debt,
                              3.750% due 3/15/01
147,835 -------------------------------------------------------
------------------------------------------------
                          TOTAL BONDS
                           (Cost -- $6,581,973)
8,773,847
===============================================================
== =======================================
                           TOTAL INVESTMENTS -- 100%
                           (Cost -- $926,152,744)++
$963,359,251
===============================================================
== =======================================

(a) Restricted security. (See Note 6)
(b) Represents local currency.
  * Non-income producing security.
  + Security exempt from registration under Rule 144A of the Securities Act of
  1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 ++ Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
International Equity Portfolio --------------------------------
-----------------------------------------------
Statement of Assets and Liabilities (unaudited)
April 30, 1995 ------------------------------------------------
-------------------------------

ASSETS:
  Investments, at value (Cost--$926,152,744)
$  963,359,251
  Cash and cash equivalents
60,969,029
  Foreign currency (Cost--$3,419,551)
3,741,877
  Receivable for Fund shares sold
10,915,988
  Receivable for securities sold
5,699,071
  Dividends and interest receivable
1,459,658 -----------------------------------------------------
-------------------------------------
  Total Assets
1,046,144,874 -------------------------------------------------
-----------------------------------------
LIABILITIES:
  Payable for securities purchased
25,522,929
  Payable for Fund shares purchased
865,183
  Management fees payable
749,725
  Distribution costs payable
1,059,718
  Accrued expenses
1,522,469 -----------------------------------------------------
-------------------------------------
  Total Liabilities
29,720,024 ----------------------------------------------------
--------------------------------------
Total Net Assets
$1,016,424,850
===============================================================
== ==========================
NET ASSETS:
  Par value of capital shares
$       62,388
  Capital paid in excess of par value
1,015,591,648
  Accumulated net investment loss
(370,321)
  Accumulated net realized loss on investments
(26,977,901)
  Net unrealized appreciation of investments
    and foreign currencies
28,119,036 ----------------------------------------------------
--------------------------------------
Total Net Assets
$1,016,424,850
===============================================================
== ==========================
Shares Outstanding:
  Class A
31,184,699 ----------------------------------------------------
  -----------
--------------------------
  Class B
5,595,800 -----------------------------------------------------
  ----------
--------------------------
  Class C
15,216,995 ----------------------------------------------------
  -----------
--------------------------
  Class Y
5,012,105 -----------------------------------------------------
  ----------
--------------------------
  Class Z
5,378,214 -----------------------------------------------------
  ----------
--------------------------
Net Asset Value:
  Class A (and redemption price)
$16.32 --------------------------------------------------------
  -------
--------------------------
  Class B *
$16.37 --------------------------------------------------------
  -------
--------------------------
  Class C **
$16.16 --------------------------------------------------------
  -------
--------------------------
  Class Y (and redemption price)
$16.31 --------------------------------------------------------
  -------
--------------------------
  Class Z (and redemption price)
$16.30 --------------------------------------------------------
  -------
--------------------------
Class A Maximum Public Offering Price Per Share
   (net asset value plus 5.26% of net asset value per share)
$17.18
===============================================================
== ==========================

* Redemption price is NAV of Class B shares reduced by a 5.00%
CDSC if shares
   are redeemed less than one year from initial purchase and declines by 1.00%
   per year until no CDSC is incurred.
** Redemption price is NAV of Class C shares reduced by a 1.00%
CDSC which
    applies if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.
17

Smith Barney World Funds, Inc.
International Equity Portfolio --------------------------------
-----------------------------------------------
Statement of Operations (unaudited) ---------------------------
----------------------------------------------------

For the Six Months Ended April 30, 1995

INVESTMENT INCOME:
  Dividends and interest
$   4,573,135
---------------------------------------------------------------
--------------------------
EXPENSES:
  Management fees (Note 2)
3,883,808
  Distribution costs (Note 2)
1,973,893
  Shareholder and system servicing fees
440,000
  Shareholder communication fees
73,500
  Directors' fees
51,000
  Registration fees
30,781
  Audit and legal fees
20,063
  Other
22,500 --------------------------------------------------------
---------------------------------
  Total Expenses
6,495,545 -----------------------------------------------------
------------------------------------
Net Investment Loss
(1,922,410) ---------------------------------------------------
--------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCIES:
  Realized Loss From:
    Securities transactions
(26,218,843)
    Foreign currency transactions
(35,784) ------------------------------------------------------
-----------------------------------
  Net Realized Loss
(26,254,627) --------------------------------------------------
---------------------------------------
  Change in Net Unrealized Appreciation of
  Investments and Foreign Currencies:
    Beginning of period (Note 1)
113,579,307
    End of period
28,119,036 ----------------------------------------------------
-------------------------------------
  Decrease in Net Unrealized Appreciation
(85,460,271) --------------------------------------------------
---------------------------------------
Net Loss on Investments and Foreign Currencies
(111,714,898) -------------------------------------------------
----------------------------------------
Decrease in Net Assets From Operations
$(113,637,308)
===============================================================
== =========================

                      See Notes to Financial Statements.
18

Smith Barney World Funds, Inc.
International Equity Portfolio --------------------------------
-----------------------------------------------
Statements of Changes in Net Assets ---------------------------
----------------------------------------------------

For the Six Months Ended April 30, 1995 (unaudited) and the Period Ended October 31, 1994


1995                1994 (a)
OPERATIONS:
  Net investment loss                                       $
(1,922,410)       $  (1,613,430)
  Net realized gain (loss)
(26,254,627)           5,015,205
  Increase (decrease) in net unrealized appreciation
    of investments and foreign currencies
(85,460,271)           4,417,014 ------------------------------
---------------------------------------------------------------
-
  Increase (Decrease) in
    Net Assets From Operations
(113,637,308)           7,818,789 -----------------------------
---------------------------------------------------------------
--
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
(4,897,827)                  --
  Net realized gain
(5,523,833)                  ----------------------------------
-------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders
(10,421,660)                  ---------------------------------
--------------------------------------------------------------
FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares
687,389,862          613,695,273
  Net asset value of shares
    issued in connection with
    the transfer of the Smith
    Barney Global Opportunities
    Fund's net assets (Note 7)
91,997,814                   --
  Net asset value of shares issued
    for reinvestment of dividends
10,018,913                   --
  Cost of shares reacquired
(576,743,863)        (207,606,766) ----------------------------
---------------------------------------------------------------
---
  Increase in Net Assets From
    Fund Share Transactions
212,662,726          406,088,507 ------------------------------
---------------------------------------------------------------
-
Increase in Net Assets
88,603,758          413,907,296
NET ASSETS:
  Beginning of period
927,821,092          513,913,796
---------------------------------------------------------------
-------------------------------
  End of period*
$1,016,424,850        $ 927,821,092
===============================================================
== ==============================
* Includes undistributed net investment
    income (loss) of:
$(370,321)          $6,485,700
===============================================================
== ==============================

(a) For the period from January 1, 1994 to October 31, 1994.

                      See Notes to Financial Statements.
19

Smith Barney World Funds, Inc.
International Equity Portfolio --------------------------------
-----------------------------------------------
Notes to Financial Statements (unaudited) ---------------------
----------------------------------------------------------

     1. SIGNIFICANT ACCOUNTING POLICIES

     The International Equity Portfolio ("Portfolio") is a separate investment portfolio of the Smith Barney World Funds, Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end investment company and consists of this Portfolio and four other separate investment portfolios: European, Pacific, International Balanced and
Global Government Bond Portfolios. The financial statements and financial highlights for the other portfolios are presented in separate semi-annual reports.

     The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities traded in national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S.
over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and listed securities for which no sale was reported on that date are valued at the mean between the bid and ask prices. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities. Short-term securities maturing within
60 days are valued at cost plus accreted discount, or minus amortized premium, as applicable; (c) gains or losses on the sale of securities are calculated by using the specific identification method; (d) interest income, adjusted for amortization of premiums and accretion of discount, is recorded on the accrual basis; (e) direct expenses are charged to each portfolio and class, management fees and general expenses are allocated on the basis of relative net assets;
(f) foreign currencies (and receivables and payables for unsettled foreign securities transactions) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.
Translation gains or losses resulting from changes in the exchange rate and realized gains and losses on the settlement of foreign currency transactions are reported in the statements of operations; (g) the Portfolio intends to comply with the requirements of the Internal Revenue Code pertaining to regulated investment companies and make required distributions to shareholders; therefore no provision for Federal income

Smith Barney World Funds, Inc.
International Equity Portfolio --------------------------------
-----------------------------------------------
Notes to Financial Statements (unaudited) (continued) ---------
---------------------------------------------------------------
-------

taxes has been made; and (h) during 1994, the Fund adopted
Statement of Position
93-2 Determination, Disclosure, and Financial Statement
Presentation of Income,
     ----------------------------------------------------------
     --
--------------
Capital Gain, and Return of Capital Distributions by Investment Companies. ----------------------------------------------------
---------------------
Accordingly, book and tax basis differences relating to shareholder distributions and other permanent book and tax differences are reclassified to paid-in capital. As of October 31, 1994, the cumulative effect of such differences, totaling $9,406,244, was reclassified to undistributed net investment income from net unrealized appreciation of investments and foreign currencies for the period ended October 31, 1994. Net investment income, net realized gains, and net assets were not affected by this change. As of October
31, 1994, the Smith Barney World Funds, Inc. has changed its yearend from
December 31 to October 31. This change was done to facilitate the administration of the Fund.

   In addition, the Portfolio may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled. There were no open forward foreign currency contracts as of October 31, 1994 and April 30, 1995.

    2. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATED
PERSONS

      Smith Barney Mutual Fund Management, Inc. ("SBMFM"), formerly known as
Smith Barney Advisers, Inc., a subsidiary of Smith Barney
Holdings Inc. ("SBH"),
acts as investment manager of the Fund. The International Equity
Portfolio pays
SBMFM a management fee calculated at the annual rate of 0.85% on average daily net assets; the fee is calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of the Portfolio's shares. For the six months ended April 30, 1995, SB has advised the Fund that it was paid sales charges of approximately
$1,017,000 by
purchasers of Fund shares.

    Effective November 7, 1994, the Fund adopted a new class structure, renaming the existing Class B and D shares as Class C and Y shares, respectively. Under the new class structure, a contingent deferred sales

Smith Barney World Funds, Inc.
International Equity Portfolio --------------------------------
-----------------------------------------------
Notes to Financial Statements (unaudited) (continued) ---------
---------------------------------------------------------------
-------

charge ("CDSC") of 5.00% was imposed on new Class B shares if redemption occurs less than one year from initial purchase and declines by 1.00% per year until no
CDSC is incurred. A CDSC of 1.00% was imposed on Class C shares if redemption occurs less than one year from initial purchase. Any CDSC imposed on redemptions is paid to SB. For the six months ended April 30, 1995, there were approximately
$86,000 in such charges.

     Pursuant to a Distribution Plan the Portfolio pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class' shares. The Portfolio also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of average daily net assets for that class. All officers and three directors of the Fund are employees of SB.

     3. INVESTMENTS

     For the six months ended April 30, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) was $205,604,424 and $174,484,037, respectively.

     At April 30, 1995, the aggregate gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

===============================================================
== ===============
Gross unrealized appreciation
$130,605,766
Gross unrealized depreciation
(93,399,259) --------------------------------------------------
-----------------------------
Net unrealized appreciation
$ 37,206,507
===============================================================
== ===============

     4. PORTFOLIO CONCENTRATION

     The Portfolio's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Smith Barney World Funds, Inc.
International Equity Portfolio --------------------------------
-----------------------------------------------
Notes to Financial Statements (unaudited) (continued) ---------
---------------------------------------------------------------
-------

   In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counter parties to meet the terms of their contracts.

     5. CAPITAL SHARES
   At April 30, 1995, there were two billion shares of $.001 par value capital stock authorized. The Portfolio has the authority to issue multiple classes of shares. Each share of a class represents an identical legal interest in the
Portfolio and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. At April 30, 1995, total paid-in capital, including adjustments for book and tax differences discussed in
Note 1, amounted to the following for each class:

                                  Class A          Class B
Class C         Class Y        Class Z
===============================================================
== ==========================================
Total Paid-in Capital          $471,131,977     $92,405,767
$267,634,009    $91,363,202     $93,119,081
===============================================================
== ==========================================

     Transactions in shares of each class were as follows:

                                                    Six Months
Ended                     Period Ended
                                                     April 30,
1995                  October 31, 1994 (a)
                                            -------------------
                                  --
----------       ----------------------------
                                               Shares
Amount           Shares            Amount
===============================================================
== =============================================
Class A*
Shares sold                                  10,698,182       $
172,355,626       15,652,201      $288,105,584
Net asset value of shares
  issued in connection with the
  transfer of the Smith Barney
  Global Opportunities
  Fund's net assets (Note 7)                  2,644,564
42,207,186               --                --
Shares issued on reinvestment                   360,185
6,070,352               --                --
Shares redeemed                             (14,009,599)
(232,874,259)      (3,180,807)      (57,723,002) --------------
---------------------------------------------------------------
--------------------------------
Net Increase (Decrease)                        (306,668)      $
(12,241,095)      12,471,394      $230,382,582
===============================================================
== =============================================
Class B**
Shares sold                                   4,035,914       $
67,597,504               --                --
Net asset value of shares
  issued in connection with the
  transfer of the Smith Barney
  Global Opportunities
  Fund's net assets (Note 7)                  2,530,152
40,556,604               --                --
Shares issued on reinvestment                     9,172
154,729               --                --
Shares redeemed                             (16,487,505)
(287,976,278)              --                --
---------------------------------------------------------------
----------------------------------------------
Net Decrease                                 (9,912,267)
$(179,667,441)              --                --
===============================================================
== =============================================

Smith Barney World Funds, Inc.
International Equity Portfolio --------------------------------
-----------------------------------------------
Notes to Financial Statements (unaudited) (continued) ---------
---------------------------------------------------------------
-------

                                             Six Months Ended
Period Ended
                                              April 30, 1995
October 31, 1994 (a)
                                       ------------------------
----       -----------------------------
                                         Shares
Amount
Shares            Amount
===============================================================
== =======================================
Class C+
Shares sold                            17,541,638
$305,013,405       11,333,295
$206,379,344 Net asset value of shares
  issued in connection with the
  transfer of the Smith Barney
  Global Opportunities
  Fund's net assets (Note 7)
45,583
720,310               --                 -
Shares issued on reinvestment
93,621
1,557,858               --                 --
Shares redeemed                        (2,463,847) (39,657,564)
(2,012,143)       (36,089,627)
---------------------------------------------------------------
----------------------------------------
Net Increase                           15,216,995
$267,634,009        9,321,152       $170,289,717
===============================================================
== =======================================
Class Y++
Shares sold                             3,139,832       $
55,219,953        2,594,032       $ 47,545,030
Shares issued on reinvestment
75,623
1,273,768               --                 --
Shares redeemed
(797,382) (12,675,549)              --       --
---------------------------------------------------------------
----------------------------------------
Net Increase                            2,418,073       $
43,818,172        2,594,032       $ 47,545,030
===============================================================
== =======================================
Class Z**
Shares sold                             5,003,381       $
87,203,374               --                 --
Net asset value of shares
  issued in connection with the
  transfer of the Smith Barney
  Global Opportunities
 Fund net assets (Note 7)                534,101
8,513,714               --                 --
Shares issued on reinvestment
57,242
962,206               --                 -
Shares redeemed
(216,510) (3,560,213)              --       --
---------------------------------------------------------------
----------------------------------------
Net Increase                            5,378,214       $
93,119,081               --                 --
===============================================================
== =======================================

(a) For the period from January 1, 1994 to October 31, 1994.

* On October 10, 1994 the former Class C shares were exchanged into Class A shares; therefore Class C share activity for the period from January 1, 1994 to October 9, 1994 is included with Class A share activity.

 ** For the period from November 7, 1994 (inception date) to
April 30, 1995.

+ On November 7, 1994 the former Class B shares were renamed
Class C shares.

    ++ On November 7, 1994 the former Class D shares were
                           renamed
Class Y shares.

Smith Barney World Funds, Inc.
International Equity Portfolio --------------------------------
-----------------------------------------------
Notes to Financial Statements (unaudited) (continued) ---------
---------------------------------------------------------------
-------

     6. RESTRICTED SECURITIES
     Restricted securities are held under the Federal securities laws and are valued at fair value in good faith by, or under the direction of, the
Portfolio's Board of Directors taking into consideration such factors as the
Board deems appropriate. The Portfolio may purchase securities which are subject to legal or contractual restrictions on resale if not more than 5% of the value of the Portfolio's total assets would be invested in such securities or in securities for which there is no readily available market. In purchasing securities which could not be sold by the Portfolio without registration under the Securities Act of 1933, as amended, the Portfolio will endeavor to obtain the right to registration at the expense of the issuer. There generally will be a lapse of time between the decision by the Portfolio to sell any security and the registration of the security permitting sale. During any such period, the security will be subject to market fluctuations.

     7. TRANSFER OF NET ASSETS

   On April 24, 1994, the Portfolio acquired the assets and certain liabilities of the Smith Barney Global Opportunities Fund Inc.
("SBGO"),
pursuant to a plan of reorganization approved by SBGO shareholders on April 20,
1995. Total shares issued by the Portfolio and the total net assets of SBGO and the Portfolio are as follows:

                                           Total Net
                        Shares             Assets of
Total Net
    Acquired          Issued by            Acquired
Assets of
      Fund          the Portfolio            Fund
the Portfolio
===============================================================
== ===============
      SBGO            5,754,400           $93,548,579
$1,009,768,736
===============================================================
== ===============

Smith Barney World Funds, Inc.
International Equity Portfolio --------------------------------
-----------------------------------------------
Financial Highlights ------------------------------------------
-------------------------------------

For a share of each capital stock outstanding throughout the period:

Class A Shares (a)                                    1995 (1)
1994 (2)         1993          1992       1991 (3)
===============================================================
== ======================================================
Net Asset Value, Beginning of Period                   $18.79
$18.71        $12.35        $12.31        $11.94
---------------------------------------------------------------
-------------------------------------------------------
Income (Loss) From Investment Operations:
  Net investment income (loss)                           0.20
(0.01)        (0.01)         0.02         (0.01)
  Net realized and unrealized
    gain (loss) on investment                           (2.45)
0.09          6.53          0.04          0.38
---------------------------------------------------------------
-------------------------------------------------------
Total Income (Loss) from Investment Operations          (2.25)
0.08          6.52          0.06          0.37
---------------------------------------------------------------
-------------------------------------------------------
Less Distributions:
  Dividends from net investment income                  (0.12)
--            --         (0.02)           --
 Distribution from net realized gains (4)              (0.10)
--         (0.16)           --            --
---------------------------------------------------------------
-------------------------------------------------------
Total Distributions                                     (0.22)
--         (0.16)        (0.02)           --
---------------------------------------------------------------
-------------------------------------------------------
Net Asset Value, End of Period                         $16.32
$18.79        $18.71        $12.35        $12.31
---------------------------------------------------------------
--
------------------------------------------------------
Total Return
(11.98)%++ 0.43%++      52.78%         0.49%         3.10%++ --
---------------------------------------------------------------
-----------------------------------------------------
Net Assets, End of Period (000s)                     $509,187
$591,598      $355,926      $122,605       $54,958 ------------
---------------------------------------------------------------
-------------------------------------------
Ratios to Average Net Assets:
  Expenses                                               1.22%+
1.35%+        1.35%         1.56%         1.73%+
  Net investment income (loss)                           0.24+
(0.05)+       (0.10)         0.24          0.75+ --------------
---------------------------------------------------------------
----------------------------------------Portfolio Turnover Rate
20.07%
34.75%        26.75%        20.11%         1.85%
===============================================================
== ======================================================

(a) On October 10, 1994 the former Class C shares were exchanged into Class A shares; therefore Class C share activity for the period from February 11,
    1994 to October 9, 1994 is included with Class A share activity.

(1) For the six months ended April 30, 1995 (unaudited).

(2) For the period from January 1, 1994 to October 31, 1994.

(3) For the period from November 22, 1991 (inception date) to
December 31, 1991.

(4) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.

++ Not annualized as it may not be representative of the total return for the year.

  + Annualized.

Smith Barney World Funds, Inc.
International Equity Portfolio --------------------------------
-----------------------------------------------
Financial Highlights (continued) ------------------------------
-------------------------------------------------

For a share of each capital stock outstanding throughout the period:


Class B
Class C (1)
                                                          -----
---       ---------------------------------------------

1995(2)          1995 (3)        1994 (4)          1993 (5)
===============================================================
== ======================================================
Net Asset Value, Beginning of Period
$18.38
$18.54           $18.58           $12.35
---------------------------------------------------------------
-------------------------------------------------------
Income (Loss) From Investment Operations:
  Net investment loss
(0.02)           (0.09)           (0.11)           (0.14)
  Net realized and unrealized gain
    (loss) on investments
(1.89)           (2.19)            0.07             6.25
---------------------------------------------------------------
-------------------------------------------------------
Total Income (Loss) from Investment
  Operations
(1.91)           (2.28)           (0.04)            6.39
---------------------------------------------------------------
-------------------------------------------------------
Less Distributions:
  Dividends from net investment income
--
--               --               --
  Distribution from net realized gains (6)
(0.10)           (0.10)              --            (0.16)
---------------------------------------------------------------
-------------------------------------------------------
Total Distributions
(0.10)           (0.10)              --            (0.16)
---------------------------------------------------------------
-------------------------------------------------------
Net Asset Value, End of Period
$16.37
$16.16           $18.54           $18.58
---------------------------------------------------------------
-------------------------------------------------------
Total Return
(10.39)%++       (12.30)%++        (0.22)%++        51.73%++
---------------------------------------------------------------
-------------------------------------------------------
Net Assets, End of Period (000s)
$91,653
$246,064         $287,458         $114,951
---------------------------------------------------------------
-------------------------------------------------------
Ratios to Average Net Assets:
  Expenses
1.70%+           2.01%+           2.10%+           2.14%+
  Net investment loss
(0.60)+          (1.03)+          (0.77)+          (1.08)+
---------------------------------------------------------------
------------------------------------------------------Portfolio
Turnover Rate
20.07%           20.07%           34.75%           26.75%
===============================================================
== ======================================================

(1) On November 7, 1994, the former Class B shares were renamed
Class C shares.

(2) For the period from November 7, 1994 (inception date) to
April 30, 1995
    (unaudited).

(3) For the six months ended April 30, 1995 (unaudited).
(4) For the period from January 1, 1994 to October 31, 1994.
(5) For the period from January 4, 1993 (inception date) to
December 3, 1993.
(6) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.
++ Not annualized as it may not be representative of the total return for the year.

  + Annualized.

Smith Barney World Funds, Inc.
International Equity Portfolio
---------------------------------------------------------------
----------------
Financial Highlights (continued) ------------------------------
-------------------------------------------------

For a share of each capital stock outstanding throughout the period:


Class Y (1)                 Class Z
                                                             --
-----------------------         --------

1995 (2)          1994 (3)         1995 (4)
===============================================================
== =======================================
Net Asset Value, Beginning of Period
$18.80            $17.64           $18.38 ---------------------
---------------------------------------------------------------
-------------------
Income (Loss) From Investment Operations:
  Net investment income
0.32              0.01             0.30
  Net realized and unrealized
    gain (loss) on investment
(2.54)             1.15            (2.11) ---------------------
---------------------------------------------------------------
-------------------
Total Income (Loss) from Investment Operations
(2.22)             1.16            (1.81) ---------------------
---------------------------------------------------------------
-------------------
Less Distributions:
  Dividends from net investment income
(0.17)               --            (0.17) Distribution from net
  realized gains (5)
(0.10)               --            (0.10)
---------------------------------------------------------------
--
---------------------------------------
Total Distributions
(0.27)               --            (0.27) ---------------------
---------------------------------------------------------------
-------------------
Net Asset Value, End of Period
$16.31            $18.80           $16.30 ---------------------
---------------------------------------------------------------
-------------------
Total Return
(11.84)%++         (6.58)%++        (9.88)%++ -----------------
---------------------------------------------------------------
-----------------------
Net Assets, End of Period (000s)
$81,821           $48,765          $87,699 --------------------
---------------------------------------------------------------
--------------------
Ratios to Average Net Assets:
  Expenses
0.95%+            1.09%+           0.95%+
  Net investment income
4.25+             0.29+            3.60+ ----------------------
---------------------------------------------------------------
------------------
Portfolio Turnover Rate
20.07%            34.75%           20.07%
===============================================================
== =======================================

(1) On November 7, 1994 the Class D shares were renamed Class Y shares.

(2) For the six months ended April 30, 1995 (unaudited).

(3) For the period from June 16, 1994 (inception date) to
October 31, 1994.

(4) For the period from November 7, 1994 (inception date) to
April 30, 1995
    (unaudited).
(5) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.

  ++ Not annualized as it may not be representative of the
                            total
return for the
    year.

  + Annualized.

Smith Barney
World Funds, Inc.


Directors

Victor Atkins
Robert A. Belfer
Jessica M. Bibliowicz
Alger B. Chapman
Robert Frankel
Rainer Greeven
Susan M. Heilbron
Heath B. McLendon, Chairman
Bruce D. Sargent
James M. Shuart


Officers

Maurits E. Edersheim
Chairman of the Fund
& Advisory Director

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

James B. Conheady
Vice President

Victor S. Filatov
Vice President

Simon R. Hildreth
Vice President

Denis P. Mangan
Vice President

Jeffrey J. Russell
Vice President

Bruce D. Sargent
Vice President

Rein W. van der Does
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary



                                  Smith Barney -----------
                                  -

                                  A Member of
TravelersGroup [LOGO APPEARS HERE]
Investment Manager
Smith Barney Mutual Fund
Management, Inc.


Distributor
Smith Barney Inc.

Custodian
J.P. Morgan & Co. Incorporated


Shareholder
Servicing Agent
The Shareholder Services Group Inc.
P.O. Box 9134
Boston, MA 02205-9134


This report is submitted for the general information of the shareholders of
Smith Barney World Funds, Inc. International Equity Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolio, which contains information concerning the Portfolio's investment policies and expenses as well as other pertinent information.


Smith Barney
World Funds, Inc.
388 Greenwich Street
New York, New York 10013

FD0626F5

---------------------------------------------------------------
----------------
                              SEMI-ANNUAL REPORT --------------
---------------------------------------------------------------
--
                                Smith Barney
                                World Funds, Inc.
                                Global Government
                                Bond Portfolio ----------------
                                -----------------
---------------
                                April 30, 1995


                                Smith Barney Mutual Funds
                                Investing for your future.
                                Every day.

---------------------------------------------------------------
----------------
Global Government Bond Portfolio ------------------------------
-------------------------------------------------

Dear Shareholder:

The Global Government Bond Portfolio was a beneficiary of the strong rally in worldwide bond markets which began in the U.S. in November 1994. For the six months ended April 30, 1995, the Portfolio had a total return of 6.12%, and for the 12 months ended April 30, 1995 its total return was 5.00% for Class A shares. This performance information excludes sales charges. For additional performance information, please see the Average Annual Total Return chart on page 4 of this report.

After the turbulent conditions in global bond markets during 1994, two key themes dominated currency and fixed-income markets in the first quarter of 1995.
The first theme was the weakening U.S. dollar; the second was the improved sentiment towards bond markets in general.

In the currency markets the focus returned to the exchange rate between the U.S.
dollar and the Japanese yen. In the first three months of 1995, the yen appreciated 13.75% against the dollar. Japan's massive trade surplus, and to a lesser extent the Japanese year-end with its accompanying repatriation of institutional funds, contributed to the strength of the yen. The German mark also strengthened against the dollar, appreciating 8.8%.

The currencies of other dollar-bloc countries fared somewhat better than the
U.S. unit. The Canadian dollar appreciated to a degree, and the New Zealand dollar continued to rally on the back of demand for commodities and favorable economic developments. The Australian dollar's performance was more erratic, however, falling against the U.S. dollar on signs of a faltering economy.

In Europe, the German currency's dominance was apparent at the expense of the peripheral, higher yielding currencies. Political concerns and ongoing fiscal imbalances propelled both the Italian lira and the Swedish krona to new lows.
To a lesser extent, the Spanish peseta and the Danish krona also weakened against the German mark. In addition, the French franc suffered in the run-up to the French presidential election, and the unpopularity of the Conservative government in the U.K. led investors to shun sterling, despite a strong economic performance and an increase in official interest rates in the quarter.

U.S. government bonds performed well over the quarter, with the yield on the benchmark 10-year Treasury bond falling to nearly 7.25% from over 7.80% at the beginning of 1995, and from over 8.0% in the latter part of 1994. This positive tone was transmitted across the globe, with all the major government bond markets generating attractive returns over the period. Bond market participants viewed the Federal Reserve Board's decision to raise the federal funds rate by one-half of a percentage point on February 1, the seventh increase in a little more than a year, as a decisive attempt to address concerns over potential inflation. Positive sentiment was also fueled by data showing that the economy's growth might be displaying early signs of slowdown to a more sustainable level. This was apparent in the interest-rate sensitive housing and automotive sectors. Some economists also noted higher-than-usual levels of inventory accumulation, which would imply a slowdown in the manufacturing sector going into the summer.

Also adding to the bond markets' positive performance was an increased demand for high-quality, domestic securities as investors continued to shy away from emerging market investments in the aftermath of the Mexican peso crisis.

The core European bond markets also performed well. German, French, and Dutch government bond yields all declined during the period. In contrast, yields rose on Italian and Spanish securities as investors moved away from the higher-yielding peripheral markets into the security of the core markets, and as short-term interest rates rose in reaction to currency weakness.

The Portfolio's core bond holdings remained concentrated in Europe and Canada, where attractive returns could be achieved on a currency-hedged basis. As the
Portfolio is managed against a fully hedged global bond benchmark, our strategy is to take only limited currency risk to keep overall volatility low. Therefore, currency exposure in the Global Government Bond Portfolio was modified moderately during the latter part of 1994 in order to take advantage of the dollar's weakness against the German mark. In the first months of 1995, the
Portfolio's exposure to dollar-denominated currencies was increased to about 85% of the portfolio as we anticipated a correction in recent currency trends. As a result, the Portfolio benefitted from a reduction in volatility during this period.

In Europe, we focused our currency exposure aggressively on the core currencies with purchases of the German mark. Exposure to the higher yielding currencies such as the Italian lira and the Spanish peseta was kept to a minimum. The
Portfolio's exposure to emerging markets was limited to less than 2% of the portfolio in U.S. dollar-denominated assets.

In our opinion, the environment for international bond markets looks positive in the near future. International bond market prices should improve as investors become more confident of a worldwide economic recovery with moderate growth and slowing inflation. We also believe that the dollar has reached a low point and is cheap compared to currencies in Europe and Japan. These factors should cause it to rebound in the coming months. Finally, a degree of stability has returned to emerging markets which have begun to recover from their levels of earlier this year.

Sincerely,

/s/ Heath B. McLendon                           /s/ Victor S.
Filatov

Heath B. McLendon                               Victor S.
Filatov
Chairman and                                    Vice President
Chief Executive Officer

May 26, 1995

Smith Barney World Funds, Inc.
Global Government Bond Portfolio ------------------------------
-------------------------------------------------
Historical Performance -- Class A Shares ----------------------
---------------------------------------------------------

                                  Net Asset Value -------------
                               ---------
                               Beginning       End
Income Capital Gain       Total
Period Ended                   of Period    of Period
Dividends    Distributions   Returns/(1)/
===============================================================
== ==================================
4/30/95                         $11.68       $11.99
$0.39
$0.00           6.12% -----------------------------------------
---------------------------------------------------------
10/31/94+                        12.92        11.68
0.23
0.00          (4.87) ------------------------------------------
--------------------------------------------------------
12/31/93                         11.84        12.92
0.52
0.59          19.13 -------------------------------------------
-------------------------------------------------------
12/31/92                         12.90        11.84
0.97
0.19           0.93 -------------------------------------------
-------------------------------------------------------
Inception*-12/31/91              12.00        12.90
0.44
0.13          12.42
===============================================================
== ==================================
Total
$2.55
$0.91
===============================================================
== ==================================

---------------------------------------------------------------
----------------
Historical Performance -- Class B Shares ----------------------
---------------------------------------------------------

                                  Net Asset Value -------------
                               ---------
                               Beginning       End
Income Capital Gain       Total
Period Ended                   of Period    of Period
Dividends    Distributions   Returns/(1)/
===============================================================
== ==================================
Inception*-4/30/95               $11.57       $11.96
$0.30
$0.00           6.59%
===============================================================
== ==================================

---------------------------------------------------------------
----------------
Historical Performance -- Class C Shares ----------------------
---------------------------------------------------------

                                  Net Asset Value -------------
                               ---------
                               Beginning       End
Income Capital Gain       Total
Period Ended                   of Period    of Period
Dividends    Distributions   Returns/(1)/
===============================================================
== ==================================
4/30/95                         $11.68        $11.93
$0.36
$0.00           5.33% -----------------------------------------
---------------------------------------------------------
10/31/94+                        12.93         11.68
0.21
0.00          (5.33) ------------------------------------------
--------------------------------------------------------
Inception*-12/31/93              11.83         12.93
0.47
0.59          18.89
===============================================================
== ==================================
Total
$1.04
$0.59
===============================================================
== ==================================

---------------------------------------------------------------
----------------
Historical Performance -- Class Y Shares ----------------------
---------------------------------------------------------

                                  Net Asset Value -------------
                               ---------
                               Beginning       End
Income
Capital Gain       Total
Period Ended                   of Period    of Period
Dividends    Distributions   Returns/(1)/
===============================================================
== ==================================
4/30/95                         $11.68        $11.84
$0.40
$0.00           4.93% -----------------------------------------
---------------------------------------------------------
10/31/94+                        12.93         11.68
0.23
0.00          (4.86) ------------------------------------------
--------------------------------------------------------
Inception*-12/31/93              11.97         12.93
0.37
0.59          16.49
===============================================================
== ==================================
Total
$1.00
$0.59
===============================================================
== ==================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

Smith Barney World Funds, Inc.
Global Government Bond Portfolio ------------------------------
-------------------------------------------------
Average Annual Total Return -----------------------------------
--------------------------------------------

                                                     Without
Sales Charge/(1)/
                                       ------------------------
-----------------------------
                                       Class A        Class B
Class C        Class Y
===============================================================
== ============================
Six Months Ended 4/30/95                6.12%           N/A
5.33%           4.93% -----------------------------------------
---------------------------------------------------
Year Ended 4/30/95                      5.00            N/A
3.89            3.81 ------------------------------------------
--------------------------------------------------
Inception* through 4/30/95              8.64            6.59%
7.74            7.24 ------------------------------------------
--------------------------------------------------

                                                       With
Sales Charge/(2)/
                                       ------------------------
-----------------------------
                                       Class A        Class B
Class C        Class Y
===============================================================
== ============================
Six Months Ended 4/30/95                1.34%           N/A
4.33%           4.93% -----------------------------------------
---------------------------------------------------
Year Ended 4/30/95                      0.31            N/A
2.91            3.81 ------------------------------------------
--------------------------------------------------
Inception* through 4/30/95              7.31           2.09%
7.74            7.24 ------------------------------------------
--------------------------------------------------

---------------------------------------------------------------
----------------
Cumulative Total Return ---------------------------------------
----------------------------------------

                                                       Without
Sales Charge/(1)/
===============================================================
== ===============
Class A (Inception* through 4/30/95)
36.73% --------------------------------------------------------
-----------------------
Class B (Inception* through 4/30/95)
6.59 ----------------------------------------------------------
---------------------
Class C (Inception* through 4/30/95)
18.86 ---------------------------------------------------------
----------------------
Class Y (Inception* through 4/30/95)
16.59 ---------------------------------------------------------
----------------------

(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and Class C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.50%; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and by 1.00% per year thereafter until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

+ For the period from January 1, 1994 to October 31, 1994 which reflects a change in the fiscal year end of the Portfolio.

 * Inception dates for Class A, B, C and Y shares are July 22,
1991,
   November 18, 1994, January 4, 1993 and February 19, 1993, respectively.

Smith Barney World Funds, Inc.
Global Government Bond Portfolio ------------------------------
-------------------------------------------------
Historical Performance ----------------------------------------
---------------------------------------

               Growth of $10,000 Invested in Class A Shares of
                     Global Government Bond Portfolio vs.
                        J.P. Morgan Global Bond Index+
                                  (unaudited)
---------------------------------------------------------------
----------------
                            July 1991 - April 1995
                             [GRAPH APPEARS HERE]


                 Global Govt        Hedged          Unhedged
---------------------------------------------------------------
----------------
        7/22/91                9600           10000
10000 ---------------------------------------------------------
----------------------
8/91                           9864        10191.28
10207.82
9/91                          10288        10368.34
10580.09
10/91                         10421        10459.21
10684.63
11/91                      10361.51        10525.11
10858.61
12/91                      10789.92        10785.61
11407.36
1/92                       10484.46        10747.65
11183.93
2/92                       10523.29        10786.50
11151.31
3/92                       10400.63        10718.37
11048.39
4/92                       10464.61        10780.40
11140.29
5/92                       10606.55        10926.03
11456.67
6/92                       10872.32        11005.62
11769.11
7/92                       11304.19        11126.82
12028.40
8/92                       11114.91        11184.08
12348.49
9/92                       11039.45        11342.52
12336.49
10/92                      10964.08        11369.89
12028.34
11/92                      10753.39        11343.46
11815.08
12/92                      10888.86        11504.17
11926.71
1/93                       10941.68        11676.49
12128.95
2/93                       11263.65        11894.09
12324.42
3/93                       11429.20        11918.84
12513.77
4/93                       11651.41        11970.45
12741.60
5/93                       11743.22        11991.42
12822.45
6/93                       12016.33        12236.19
12833.27
7/93                       12131.22        12334.70
12838.46
8/93                       12458.53        12589.14
13218.47
9/93                       12351.87        12642.12
13358.21
10/93                      12614.00        12749.19
13351.42
11/93                      12575.00        12739.24
13253.92
12/93                      12971.80        12903.12
13389.69
1/94                       13358.39        12945.93
13515.97
2/94                       12898.15        12671.09
13367.52
3/94                       12527.00        12494.22
13306.33
4/94                       12501.45        12401.54
13295.62
5/94                       12362.51        12321.48
13185.76
6/94                       12161.90        12244.85
13342.35
7/94                       12187.70        12515.46
13637.22
8/94                       12172.20        12713.21
13852.68
9/94                       12272.00        12251.72
13349.83
10/94                      12340.50        12609.47
13739.65
11/94                      12427.60        12450.59
13833.08
12/94                      12454.20        12479.22
13851.06
1/95                       12524.20        12731.30
14040.82
2/95                       12745.30        13059.77
14271.09
3/95                       12924.20        13724.51
14478.02
4/95                       13364.00        13943.00
14687.00 ------------------------------------------------------
-------------------------


+ Hypothetical illustration of $10,000 invested in Class A shares on July 22,
1991 (inception), assuming deduction of the maximum 4.00% sales charge at the time of investment and the reinvestment of dividends and capital gains at net asset value through April 30, 1995. The J.P. Morgan Global Bond Index is a
   daily, market capitalization weighted international fixed income index consisting of 13 countries. The Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the
Portfolio's other classes may be greater or less than the Class
A shares'
   performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investments returns and principal value will fluctuate, and redemption values may be more or less than the original cost.
No adjustment
 has been made for shareholder tax liability on dividends or capital gains.

Smith Barney World Funds, Inc.
Global Government Bond Portfolio ------------------------------
-------------------------------------------------
Schedule of Investments (unaudited)
April 30, 1995 ------------------------------------------------
-------------------------------

      FACE
     AMOUNT+                                     SECURITY
VALUE
===============================================================
== ======================================
BONDS -- 91.6%
Argentina -- 2.3%
   2,000,000                  Gas Argentina S.A., 7.250% due
12/7/98
                              (U.S. dollar denominated)
$ 1,600,000
---------------------------------------------------------------
---------------------------------------
Austria -- 3.8%
   2,500,000                  Republic of Austria, 8.500% due
3/4/03
                              (U.S. dollar denominated)
2,664,075 -----------------------------------------------------
-------------------------------------------------
Belgium -- 5.3%
  100,000,000                  Kingdom of Belgium, 9.000% due
7/30/98                          3,728,837
---------------------------------------------------------------
---------------------------------------
Canada -- 21.5%
   6,000,000                  Canada, 7.500% due 7/1/97
4,386,684
   2,000,000                  Export Development Corp., 7.750%
due 4/30/02
                              (U.S. dollar denominated)
2,040,000
   6,000,000                  Government of Canada, 6.500% due
6/1/04                         3,896,825
   6,000,000                  Government of Canada, 9.750% due
6/1/01                         4,748,941
---------------------------------------------------------------
---------------------------------------

15,072,450 ----------------------------------------------------
--------------------------------------------------
Denmark -- 6.8%
  25,000,000                  Kingdom of Denmark, 9.000% due
11/15/98                         4,753,965
---------------------------------------------------------------
---------------------------------------
Finland -- 6.8%
  19,000,000                  Republic of Finland, 11.000% due
6/15/97                        4,747,411
---------------------------------------------------------------
---------------------------------------
France -- 7.2%
  25,000,000                  France BTAN, 7.000% due 11/12/99
5,021,903 -----------------------------------------------------
-------------------------------------------------
Ireland -- 11.0%
   4,700,000                  Republic of Ireland, 8.750% due
7/27/97                         7,714,211
---------------------------------------------------------------
---------------------------------------
Portugal -- 5.5%
105,000,000                  European Investment Bank, 12.500%
due 2/24/98                     722,773
300,000,000                  International Bank Reconstruction
                               &
Development,
                                 11.500% due 2/28/97
2,035,638
 160,000,000                  International Finance Corp.,
15.750% due 12/7/95                1,115,016
---------------------------------------------------------------
---------------------------------------

3,873,427 -----------------------------------------------------
-------------------------------------------------
Spain -- 5.9%
 500,000,000                  Government of Spain, 12.250% due
3/25/00                        4,121,446
---------------------------------------------------------------
---------------------------------------
Sweden -- 5.9%
  30,000,000                  Kingdom of Sweden, 10.750% due
1/23/97                          4,160,680
---------------------------------------------------------------
---------------------------------------

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
Global Government Bond Portfolio ------------------------------
-------------------------------------------------
Schedule of Investments (unaudited) (continued)
April 30, 1995 ------------------------------------------------
-------------------------------

      FACE
     AMOUNT+                                     SECURITY
VALUE
===============================================================
== ======================================
United Kingdom -- 6.8%
   3,000,000                  United Kingdom Treasury
Conversion,
7.000% due 8/6/97         $ 4,744,907
---------------------------------------------------------------
---------------------------------------
United States -- 2.8%
   2,000,000                  International Bank Reconstruction
&
Development,
                                5.875% due 7/16/97
1,978,760 -----------------------------------------------------
-------------------------------------------------
                              TOTAL BONDS
                              (Cost -- $60,864,558)
64,182,072
===============================================================
== ======================================
SHORT-TERM INVESTMENTS -- 8.4%
New Zealand -- 8.4%
   8,700,000                  New Zealand Short-Term, 8.5625%
due
5/4/95
                              (Cost -- $5,871,634)
5,856,851
===============================================================
== ======================================
                              TOTAL INVESTMENTS -- 100%
                              (Cost -- $66,736,192)++
$70,038,923
===============================================================
== ======================================

 + Represents local currency.

++ Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
Global Government Bond Portfolio ------------------------------
-------------------------------------------------
Statement of Assets and Liabilities (unaudited)
April 30, 1995 ------------------------------------------------
-------------------------------

ASSETS:
  Investments, at value (Cost - $66,736,192)
$70,038,923
  Foreign currency (Cost - $3,925,304)
3,934,516
  Cash
852,355
  Receivable for Fund shares sold
327,694
  Receivable for securities sold
337,247
  Dividends and interest receivable
2,380,520 -----------------------------------------------------
-------------------------------------------
  Total Assets
77,871,255 ----------------------------------------------------
--------------------------------------------
LIABILITIES:
  Payable for Fund shares purchased
156,148
 Payable for open forward foreign currency contracts (Note 4)
1,249,902
  Management fees payable
99,600
  Distribution costs payable
30,291
  Dividends payable
409,898
  Accrued expenses and other liabilities
397,620 -------------------------------------------------------
-----------------------------------------
  Total Liabilities
2,343,459 -----------------------------------------------------
-------------------------------------------
Total Net Assets
$75,527,796
===============================================================
== ================================
NET ASSETS:
  Par value of capital shares
$     6,303
  Capital paid in excess of par value
74,523,616
  Accumulated net investment loss
(1,275,361)
  Accumulated net realized gain on investments
110,936
  Net unrealized appreciation of investments and foreign
currencies                     2,162,302 ----------------------
---------------------------------------------------------------
-----------
Total Net Assets
$75,527,796
===============================================================
== ================================
Shares Outstanding:
  Class A
5,600,964 -----------------------------------------------------
  ----------
--------------------------------
  Class B
53,820 --------------------------------------------------------
  -------
--------------------------------
  Class C
389,820 -------------------------------------------------------
  --------
--------------------------------
  Class Y
258,653 -------------------------------------------------------
  --------
--------------------------------
Net Asset Value:
  Class A (and redemption price)
$11.99 --------------------------------------------------------
  -------
--------------------------------
  Class B *
$11.96 --------------------------------------------------------
  -------
--------------------------------
  Class C **
$11.93 --------------------------------------------------------
  -------
--------------------------------
  Class Y (and redemption price)
$11.84 --------------------------------------------------------
  -------
--------------------------------
Class A Maximum Public Offering Price Per Share
   (net asset value plus 4.71% of net asset value per share)
$12.55
===============================================================
== ================================

* Redemption price is NAV of Class B shares reduced by a 4.50%
CDSC if shares
  are redeemed less than one year from initial purchase. This
CDSC declines by
   0.50% the first year after purchase and by 1.00% per year thereafter until no
   CDSC is incurred.
** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.
9

Smith Barney World Funds, Inc.
Global Government Bond Portfolio ------------------------------
-------------------------------------------------
Statement of Operations (unaudited) ---------------------------
----------------------------------------------------

For the Six Months Ended April 30, 1995

INVESTMENT INCOME:
  Interest
$3,192,171 ----------------------------------------------------
-------------------------------------------
EXPENSES:
  Management fees (Note 2)
340,277
  Distribution costs (Note 2)
105,622
  Shareholder and system servicing fees
26,483
  Registration fees
18,422
  Audit and legal fees
17,250
  Shareholder communication fees
16,216
  Directors' fees
5,472
  Custodian fees
4,000
  Other
10,997 --------------------------------------------------------
---------------------------------------
  Total Expenses
544,739 -------------------------------------------------------
----------------------------------------
Net Investment Income
2,647,432 -----------------------------------------------------
------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCIES:
  Realized Gain (Loss) From:
    Securities transactions
1,463,025
    Foreign currency transactions
(1,269,918) ---------------------------------------------------
--------------------------------------------
  Net Realized Gain
193,107 -------------------------------------------------------
----------------------------------------
  Change in Net Unrealized Appreciation of
  Investments and Foreign Currencies:
    Beginning of period (Note 1)
591,217
    End of period
2,162,302 -----------------------------------------------------
------------------------------------------
  Increase in Net Unrealized Appreciation
1,571,085 -----------------------------------------------------
------------------------------------------
Net Gain on Investments and Foreign Currencies
1,764,192 -----------------------------------------------------
------------------------------------------
Increase in Net Assets From Operations
$4,411,624
===============================================================
== ===============================

                      See Notes to Financial Statements.
10

Smith Barney World Funds, Inc.
Global Government Bond Portfolio ------------------------------
-------------------------------------------------
Statements of Changes in Net Assets ---------------------------
----------------------------------------------------
For the Six Months Ended April 30, 1995 (unaudited) and the Period Ended October 31, 1994


1995               1994(a)
===============================================================
== ===================================
OPERATIONS:
  Net investment income
$  2,647,432        $  5,397,116
  Net realized gain (loss)
193,107          (6,947,202)
  Increase (decrease) in net unrealized appreciation
    of investments and foreign currencies
1,571,085          (3,563,743) --------------------------------
---------------------------------------------------------------
----
  Increase (Decrease) in
    Net Assets From Operations
4,411,624          (5,113,829) --------------------------------
---------------------------------------------------------------
----
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
(2,652,875)         (1,840,958)
  Paid-in capital
--          (3,463,739)
  Net realized gain
--                  --
---------------------------------------------------------------
------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders
(2,652,875)         (5,304,697)
---------------------------------------------------------------
------------------------------------
FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares
14,073,370           8,103,416
  Net asset value of shares issued
    for reinvestment of dividends
1,276,402           3,110,947
  Cost of shares reacquired
(28,578,702)        (26,555,201)
---------------------------------------------------------------
------------------------------------
  Decrease in Net Assets From
    Fund Share Transactions
(13,228,930)        (15,340,838)
---------------------------------------------------------------
------------------------------------
Decrease in Net Assets
(11,470,181)        (25,759,364)

NET ASSETS:
  Beginning of period
86,997,977         112,757,341
---------------------------------------------------------------
------------------------------------
  End of period*
$ 75,527,796        $ 86,997,977
===============================================================
== ===================================
* Includes undistributed net investment loss of:
$(1,275,361)                 --
===============================================================
== ===================================

(a) For the period from January 1, 1994 to October 31, 1994.

                      See Notes to Financial Statements.
11

Smith Barney World Funds, Inc.
Global Government Bond Portfolio ------------------------------
-------------------------------------------------
Notes to Financial Statements (unaudited) ---------------------
----------------------------------------------------------

     1. SIGNIFICANT ACCOUNTING POLICIES

    The Global Government Bond Portfolio ("Portfolio") is a separate investment portfolio of the Smith Barney World Funds, Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end investment company and consists of this Portfolio and four other separate investment portfolios: European, Pacific, International Balanced and
International Equity Portfolios. The financial statements and financial highlights for the other portfolios are presented in separate semi-annual reports.

     The significant accounting policies consistently followed
by the Fund are:
(a) security transactions are accounted for on trade date; (b)
securities traded
in national securities markets are valued at the closing prices in the primary
exchange on which they are traded; securities listed or traded on certain
foreign exchanges or other markets whose operations are similar to the U.S.
over-the-counter market (including securities listed on
exchanges where the
primary market is believed to be over-the-counter) and listed securities for
which no sale was reported on that date are valued at the mean between the bid
and ask prices. Securities which are listed or traded on more than one exchange
or market are valued at the quotations on the exchange or
market determined to
be the primary market for securities. Short-term securities
maturing within 60
days are valued at cost plus accreted discount, or minus
amortized premium, as
applicable; (c) gains or losses on the sale of securities are calculated by
using the specific identification method; (d) interest income, adjusted for
amortization of premiums and accretion of discount, is recorded on the accrual
basis; (e) direct expenses are charged to each portfolio and each class,
management fees and general expenses are allocated on the basis of relative net
assets; (f) foreign currencies (and receivables and payables for unsettled
foreign securities transactions) are translated into U.S.
dollars based on the
rate of exchange of such currencies against U.S. dollars on the date of
valuation. Translation gains or losses resulting from changes in the exchange
rate and realized gains and losses on the settlement of foreign currency
transactions are reported in the statement of operations; (g)
during 1994, the
Fund adopted Statement of Position 93-2 Determination,
Disclosure, and Financial
                                        -----------------------
----------------
Statement Presentation of Income, Capital Gain, and Return of Capital -------------------------------------------------------
-------------
Distributions by Investment Companies. Accordingly, book and tax basis
-------------------------------------
differences relating to shareholder distributions and other permanent book and tax differences are reclassified to paid-in capital. As of October 31, 1994, the cumulative effect of such differences, totaling $4,063,287, was reclassified to paid-in capital from accumulated net investment loss. Net investment income, net realized gains, and net assets were not affected by this change.

Smith Barney World Funds, Inc.
Global Government Bond Portfolio ------------------------------
-------------------------------------------------
Notes to Financial Statements (unaudited) (continued) ---------
---------------------------------------------------------------
-------

In addition, $146,501 of unrealized forward foreign currency losses were also reclassified to paid-in capital for the period ended October 31, 1994; and (h)
the Portfolio intends to comply with the requirements of the Internal Revenue
Code pertaining to regulated investment companies and to make the required distributions to shareholders; therefore no provision for Federal income taxes has been made. As of October 31, 1994, the Smith Barney World Funds, Inc. had changed its year-end from December 31 to October 31. This change was done in order to facilitate the administration of the Fund.

     In addition, the Portfolio may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss.
Realized gains or
losses are recognized when contracts are settled.

   2. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATED
PERSON

     Smith Barney Mutual Fund Management Inc. ("SBMFM"), formerly known as Smith
Barney Advisers, Inc., a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment manager of the Fund. The Global Government Bond Portfolio pays
SBMFM a fee calculated at the annual rate of 0.75% on average daily net assets;
the fee is calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of the Portfolio's shares. For the six months ended April 30, 1995, SB has advised the Portfolio that it was paid sales charges of approximately
$9,000 by
purchasers of Fund shares.

   Effective November 7, 1994, the Fund adopted a new class structure renaming
Class B and C shares as Class C and Y shares, respectively. Under the new class structure, a contingent deferred sales charge ("CDSC") of 4.50% is imposed on
Class B shares if redemption occurs less than one year from initial purchase.
This CDSC declines by 0.50% the first year after purchase and by 1.00% per year thereafter until no CDSC is incurred. A CDSC of 1.00% is imposed on Class C shares if redemption occurs less than one year from initial purchase. Any CDSC imposed on redemptions is paid to SB. For the six months ended April 30, 1995, there were approximately $2,000 in such charges.

     Pursuant to a Distribution Plan the Portfolio pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of

Smith Barney World Funds, Inc.
Global Government Bond Portfolio
---------------------------------------------------------------
----------------
Notes to Financial Statements (unaudited) (continued) ---------
---------------------------------------------------------------
-------

0.25% of the average daily net assets of each respective class' shares. The
Portfolio also pays a distribution fee with respect to Class B and Class C shares calculated at the annual rate of 0.50% and 0.45%, respectively, of average daily net assets for each respective class. All officers and three directors of the Fund are employees of SB.

     3. INVESTMENTS
     For the six months ended April 30, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) was $33,412,992 and $21,637,224, respectively.

     At April 30, 1995, the aggregate gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

===============================================================
== ===============
Gross unrealized appreciation
$3,637,763
Gross unrealized depreciation
(335,032) -----------------------------------------------------
--------------------------
Net unrealized appreciation
$3,302,731
===============================================================
== ===============

     4. FORWARD FOREIGN CURRENCY CONTRACTS

   At April 30, 1995, the Portfolio had open forward foreign currency contracts as described below. The Portfolio bears the market risk that arises from changes in foreign currency exchange rates. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements are as follows:


Unrealized
                                           Local
Market         Settlement           Gain
Foreign Currency                         Currency
Value            Date             (Loss)
===============================================================
== ======================================
To Sell:
  Belgian Franc                         106,490,648       $
3,736,580        5/30/95       $   (44,116)
  British Pound                           2,770,160
4,458,006        5/30/95           (25,750)
  Canadian Dollar                        10,626,163
7,808,762        5/30/95          (250,229)
  Danish Krone                           27,391,048
5,046,158        5/30/95          (133,846)
  Finnish Markka                         20,939,203
4,918,770        5/30/95          (149,563)
  French Franc                           21,410,946
4,362,458        5/30/95           (38,325)
  German Deutschemark                    11,801,931
8,537,894        5/22/95          (107,943)
  Irish Punt                              4,488,414
7,315,721        5/30/95          (112,265)
  Portuguese Escudo
619,836,202
4,229,665        5/30/95           (68,294)
  Spanish Peseta                        496,119,742
4,030,217        5/30/95          (198,289)
  Swedish Krona                          30,727,724
4,228,625        5/30/95           (43,427)
---------------------------------------------------------------
---------------------------------------

58,672,856                       (1,172,047)
---------------------------------------------------------------
---------------------------------------

Smith Barney World Funds, Inc.
Global Government Bond Portfolio ------------------------------
-------------------------------------------------
Notes to Financial Statements (unaudited) (continued) ---------
---------------------------------------------------------------
-------


Unrealized
                                           Local
Market         Settlement           Gain
Foreign Currency                         Currency
Value            Date             (Loss)
===============================================================
== ======================================
To Buy:
  German Deutschemark                   6,500,000          $
4,702,308       5/22/95        $    46,247 --------------------
---------------------------------------------------------------
-------------------
Cross Forwards**:
  Sell Canadian Dollar vs.
    German Deutschemark
5,240,389       5/30/95           (124,102) -------------------
---------------------------------------------------------------
--------------------
Total Market Value and
  Unrealized Loss
  on Forward Foreign
  Currency Contracts
$68,615,553                      $(1,249,902)
===============================================================
== ======================================

**Local Currency on Cross Forwards
Sell                Buy
                       ----------------------------------------
--------------------------------------------------------------
  Sell Canadian Dollar vs. German Deutschemark
7,300,000          7,243,790

     5. PORTFOLIO CONCENTRATION
     The Portfolio's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

   In addition to the risks described above, risks may arise from forward currency contracts with respect to the potential inability of counter parties to meet the terms of their contracts.

Smith Barney World Funds, Inc.
Global Government Bond Portfolio ------------------------------
-------------------------------------------------
Notes to Financial Statements (unaudited) (continued) ---------
---------------------------------------------------------------
-------

     6. CAPITAL SHARES

     At April 30, 1995, the Fund had two billion shares of $.001 par value capital stock authorized. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical legal interest in the Portfolio and has the same rights except that each class bears certain expenses, including those specifically related to the distribution of its shares. At April 30, 1995, total paid-in capital, including adjustments for book and tax difference discussed in Note 1, amounted to the following for each class:

                                      Class A          Class B
Class C         Class Y
===============================================================
== ==============================
Total Paid-in Capital               $65,817,724       $635,282
$4,915,480      $3,161,433
===============================================================
== ==============================

     Transactions in shares of each class were as follows:

                                                      Six
Months Ended                       Period Ended
                                                       April
30, 1995                       October 31, 1994*
                                              -----------------
                                      --
------------        ------------------------------
                                                 Shares
Amount             Shares            Amount
===============================================================
== ==================================================
Class A
Shares sold                                      287,866
$  3,543,931           194,227        $  2,467,800
Shares issued on reinvestment                     95,006
1,108,885           230,834           2,800,281
Shares redeemed                               (1,457,943)
(17,014,958)       (2,059,934)        (25,206,264)
---------------------------------------------------------------
---------------------------------------------------
Net Decrease                                  (1,075,071)
$(12,362,142)       (1,634,873)       $(19,938,183)
===============================================================
== ==================================================
Class B**
Shares sold                                       53,888
$    636,065                --                  --
Shares issued on reinvestment
97
1,134                --                  --
Shares redeemed
(499,605)
(6,208,608)               --                  --
---------------------------------------------------------------
---------------------------------------------------
Net Decrease                                    (445,620)
$ (5,571,409)               --                  --
===============================================================
== ==================================================
Class C+
Shares sold                                      526,703
$  6,512,253           208,788        $  2,634,361
Shares issued on reinvestment
9,110
106,286            19,019             229,506
Shares redeemed
(420,092)
(5,075,351)         (113,045)         (1,347,764)
---------------------------------------------------------------
---------------------------------------------------
Net Increase                                     115,721
$  1,543,188           114,762        $  1,516,103
===============================================================
== ==================================================

  * For the period from January 1, 1994 to October 31, 1994.

** For the period from November 18, 1994 (inception date) to
April 30, 1995.

 + On November 7, 1994 the former Class B shares were renamed
Class C shares.

Smith Barney World Funds, Inc.
Global Government Bond Portfolio ------------------------------
-------------------------------------------------
Notes to Financial Statements (unaudited) (continued) ---------
---------------------------------------------------------------
-------

                                                      Six
Months Ended                       Period Ended
                                                       April
30, 1995                       October 31, 1994*
                                              -----------------
                                      --
------------        ------------------------------
                                                 Shares
Amount             Shares            Amount
===============================================================
== ==================================================
Class Y++
Shares sold                                      277,678
$3,381,121           238,639          $3,001,255
Shares issued on reinvestment                      5,157
60,097             6,874              81,160
Shares redeemed                                  (24,182)
(279,785)             (101)             (1,173)
---------------------------------------------------------------
---------------------------------------------------
Net Increase                                     258,653
$3,161,433           245,412          $3,081,242
===============================================================
==
==================================================

* For the period from January 1, 1994 to October 31, 1994.

++ On November 7, 1994 the former Class C shares were renamed Class Y shares.

Smith Barney World Funds, Inc.
Global Government Bond Portfolio ------------------------------
-------------------------------------------------
Financial Highlights ------------------------------------------
-------------------------------------

For a share of each capital stock outstanding throughout the period:

Class A Shares
1995(2) 1994(3)           1993          1992        1991(4)
===============================================================
== ============================================================
Net Asset Value, Beginning of Period                     $11.68
$12.92          $11.84        $12.90        $12.00 ------------
---------------------------------------------------------------
------------------------------------------------Income (Loss)
From Investment Operations:
  Net investment income                                    0.18
0.69            0.83          1.00          0.35
  Net realized and unrealized
    gain (loss) on investment                              0.52
(1.28)           1.36         (0.90)         1.12 -------------
---------------------------------------------------------------
-----------------------------------------------Total Income
(Loss) From Investment Operations                          0.70
(0.59)           2.19          0.10          1.47 -------------
---------------------------------------------------------------
-----------------------------------------------Less
Distributions:
Dividends from net investment income                    (0.39)
(0.23)          (0.52)        (0.97)        (0.44)
  Distribution from net realized gains (1)                   --
--           (0.59)        (0.19)        (0.13)
  Paid-in capital                                            --
(0.42)             --            --            ----------------
---------------------------------------------------------------
---------------------------------------------Total
Distributions                                       (0.39)
(0.65)          (1.11)        (1.16)        (0.57) ------------
---------------------------------------------------------------
------------------------------------------------Net Asset
Value, End of Period                           $11.99 $11.68
$12.92        $11.84        $12.90 ----------------------------
---------------------------------------------------------------
--------------------------------Total Return
6.12%++        (4.87)%++       19.13%         0.93%
12.42%++ ------------------------------------------------------
---------------------------------------------------------------
------Net Assets, End of Period (000s)
$67,172 $77,961        $107,415      $107,609       $99,855 ---
---------------------------------------------------------------
---------------------------------------------------------Ratios
to Average Net Assets:
  Expenses
1.35%+
1.32%+          1.30%         1.36%         1.15%+
  Net investment income
3.44+
6.57+           6.67          7.72          8.26+ -------------
---------------------------------------------------------------
-----------------------------------------------Portfolio
Turnover Rate
33.57%
179.29%         119.06%       177.06%        63.46%
===============================================================
== ============================================================
Class B Shares
1995(5)
===============================================================
== ============================================================
Net Asset Value, Beginning of Period                    $ 11.57
---------------------------------------------------------------
------------------------------------------------------------
Income From Investment Operations:
  Net investment income                                    0.23
  Net realized and unrealized
    gain on investment                                     0.46
---------------------------------------------------------------
------------------------------------------------------------
Total Income From Investment Operations                    0.69
---------------------------------------------------------------
------------------------------------------------------------
Less Distributions:
  Dividends from net investment income
  (0.30) Distribution from net realized gains (1)            --
  Paid-in capital                                            --
---------------------------------------------------------------
------------------------------------------------------------
Total Distributions
(0.30) --------------------------------------------------------
---------------------------------------------------------------
----Net Asset Value, End of Period                          $
11.96
---------------------------------------------------------------
------------------------------------------------------------
Total Return
6.59%++ -------------------------------------------------------
---------------------------------------------------------------
-----Net Assets, End of Period (000s)
$644 ----------------------------------------------------------
---------------------------------------------------------------
--Ratios to Average Net Assets:
  Expenses
1.63%+
  Net investment income
1.56+
---------------------------------------------------------------
------------------------------------------------------------
Portfolio Turnover Rate
33.57%
===============================================================
== ============================================================

(1) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.

(2) For the six months ended April 30, 1995 (unaudited).
(3) For the period from January 1, 1994 to October 31, 1994.
(4) For the period from July 22, 1991 (inception date) to
December 31, 1991.
(5) For the period from November 18, 1995 (inception date) to
April 30, 1995.
++ Not annualized as it may not be representative of the total return for the
    year.
  + Annualized.
18

Smith Barney World Funds, Inc.
Global Government Bond Portfolio
---------------------------------------------------------------
----------------
Financial Highlights (continued) ------------------------------
-------------------------------------------------

For a share of each capital stock outstanding throughout the period:


Class C Shares(2)
1995(3)          1994(4)          1993(5)
===============================================================
== ========================================
Net Asset Value, Beginning of Period
$11.68           $12.93           $11.83
---------------------------------------------------------------
-----------------------------------------
Income (Loss) From Investment Operations:
  Net investment income
0.16             0.90             0.79
  Net realized and unrealized
    gain (loss) on investment
0.45            (1.55)            1.37 ------------------------
---------------------------------------------------------------
-----------------
Total Income (Loss) From Investment Operations
0.61            (0.65)            2.16 ------------------------
---------------------------------------------------------------
-----------------
Less Distributions:
  Dividends from net investment income
(0.36)           (0.21)           (0.47)
  Distribution from net realized gains (1) --          --
(0.59)
  Paid-in capital
--            (0.39)              -
---------------------------------------------------------------
-----------------------------------------
Total Distributions
(0.36)           (0.60)           (1.06)
---------------------------------------------------------------
-----------------------------------------
Net Asset Value, End of Period
$11.93           $11.68           $12.93 ----------------------
---------------------------------------------------------------
-------------------
Total Return
5.33%++         (5.33)%++        18.89%++ ---------------------
---------------------------------------------------------------
--------------------
Net Assets, End of Period (000s)
$4,649           $5,835           $4,972 ----------------------
---------------------------------------------------------------
-------------------
Ratios to Average Net Assets:
  Expenses
1.77%+           1.80%+           1.74%+
  Net investment income
3.18+            6.05+            6.28+ -----------------------
---------------------------------------------------------------
------------------
Portfolio Turnover Rate
33.57%          179.29%          119.06%
===============================================================
== ========================================

(1) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.

(2) On November 7, 1994 the former Class B shares were renamed
Class C shares.

(3) For the six months ended April 30, 1995 (unaudited).

(4) For the period from January 1, 1994 to October 31, 1994.

(5) For the period from January 4, 1993 (inception date) to
December 31, 1993.

++ Not annualized as it may not be representative of the total return for the year.

  + Annualized.

Smith Barney World Funds, Inc.
Global Government Bond Portfolio ------------------------------
-------------------------------------------------
Financial Highlights (continued) ------------------------------
-------------------------------------------------

For a share of each capital stock outstanding throughout the period:

Class Y Share(2)
1995(3)          1994(4)          1993(5)
===============================================================
== ========================================
Net Asset Value, Beginning of Period
$11.68           $12.93           $11.97
---------------------------------------------------------------
-----------------------------------------
Income (Loss) From Investment Operations:
  Net investment income
0.22             0.76             0.69
  Net realized and unrealized
    gain (loss) on investment
0.34            (1.35)            1.23
---------------------------------------------------------------
-----------------------------------------
Total Income (Loss) From Investment Operations
0.56            (0.59)            1.92
---------------------------------------------------------------
-----------------------------------------
Less Distributions:
  Dividends from net investment income
(0.40)           (0.23)           (0.37)
  Distribution from net realized gains
(1) --                            --
(0.59)
  Return of capital
--            (0.43)              --
---------------------------------------------------------------
-----------------------------------------
Total Distributions
(0.40)           (0.66)           (0.96)
---------------------------------------------------------------
-----------------------------------------
Net Asset Value, End of Period
$11.84           $11.68           $12.93
---------------------------------------------------------------
-----------------------------------------
Total Return
4.93%++         (4.86)%++        16.49%++ ---------------------
---------------------------------------------------------------
--------------------
Net Assets, End of Period (000s)
$3,063           $3,202           $  371
---------------------------------------------------------------
-----------------------------------------
Ratios to Average Net Assets:
  Expenses
0.91%+           1.23%+           1.20%+
  Net investment income
3.97+            6.76+            6.73+
---------------------------------------------------------------
-----------------------------------------
Portfolio Turnover Rate
33.57%          179.29%          119.06%
===============================================================
== ========================================

(1) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.

(2) On November 7, 1994 the former Class C shares were renamed
Class Y shares.

(3) For the six months ended April 30, 1995 (unaudited).

(4) For the period from January 1, 1994 to October 31, 1994.

(5) For the period from February 19, 1993 (inception date) to
December 31, 1993.

  ++ Not annualized as it may not be representative of the
                            total
return for the
    year.

  + Annualized.

Smith Barney
World Funds, Inc.


Directors

Victor Atkins
Robert A. Belfer
Jessica M. Bibliowicz
Alger B. Chapman
Robert A. Frankel
Rainer Greeven
Susan M. Heilbron
Heath B. McLendon, Chairman
Bruce D. Sargent
James M. Shuart


Officers

Maurits E. Edersheim
Chairman of the Fund
& Advisory Director

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

James B. Conheady
Vice President

Victor S. Filatov
Vice President

Simon R. Hildreth
Vice President

Denis P. Mangan
Vice President

Jeffrey J. Russell
Vice President

Bruce D. Sargent
Vice President

Rein W. van der Does
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary


                                         Smith Barney --------
                                         ----
                              A Member of the TravelersGroup
[LOGO APPEARS HERE]
Investment Manager
Smith Barney Mutual Funds
Management Inc.


Distributor
Smith Barney Inc.


Custodian
J.P. Morgan & Co. Incorporated


Shareholder
Servicing Agent
The Shareholder Servicing Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of
Smith Barney World Funds, Inc. Global Government Bond Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolio, which contains information concerning the Portfolio's investment policies and expenses as well as other pertinent information.


Smith Barney
World Funds, Inc.
388 Greenwich Street
New York, New York 10013

FD0627F5
       --------------------------------------------------------------
--------
                              --------SEMI-ANNUAL REPORT
---------------------------------------------------------------------
----------

       [ARTWORK APPEARS HERE]
       Smith Barney
       World Funds, Inc.
       European Portfolio
       Pacific Portfolio
       International
       Balanced Portfolio -------------------------
       ---------------------April 30, 1995


       [LOGO OF SMITH BARNEY MUTUAL FUNDS APPEARS
       HERE] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

----------------------------------------------------------------------------
--European, Pacific and
International Balanced Portfolios ------------------------------------------
-------------------------------------

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Smith Barney World Funds: European, Pacific and International Balanced Portfolios for the period ended April 30, 1995. The report includes Portfolio Highlights, Schedules of Investments, and unaudited financial statements for each of the three Portfolios. Please note that the performance information in the Portfolio Highlights section excludes sales charges. For more information on performance, please refer to the Average Annual Total Return charts on pages 7, 10, and 13 of this report.

Portfolio Highlights
European Portfolio

The European Portfolio had a total return of 4.66% for the six months and 8.62% for the 12 months (Class A shares) ended April 30, 1995. A flight to safety has dominated global financial markets since Mexico's devaluation of the peso in December 1994, refocusing investors' attention on Europe's relatively safe-haven status. The story for Europe is quite simple. The European economic upturn, which has lagged the economic recovery in the U.S. by 18 months, is continuing. In the U.S., however, the economy is decelerating.

In our opinion, the improved economic environment in Europe, combined with the heavy corporate restructuring which occurred during the recession years from 1991 to 1993, will result in excellent earnings comparisons throughout 1995 and into 1996. While we estimate that the earnings of the Standard & Poor's 500 Stock Index, a common proxy for the U.S. stock market, will
advance by only               10.9% and 0.7% in 1995 and 1996, respectively,
the consensus for Europe
is a 30 to 35% average increase in 1995 and a 10 to 15% rise next year.

Valuations in Europe, except Germany, are cheaper than in the U.S. For example, currently most European stocks have a price/earnings (P/E) ratio of from 11 to 13 times earnings. In the U.S., the average P/E multiple is now at 14.7 times earnings.

In terms of investment strategy, the European Portfolio is heavily underweighted in the United Kingdom, relative to the MSCI European Index. This is because the
British economic cycle is about 12 months ahead of Continental Europe and both short- and long-term interest rates have already gone up. Moreover, we feel that the corporate earnings cycle should be more explosive on the Continent. We have overweighted Ireland relative to the Index because we believe that economic conditions there are far superior to those in the U.K. We also tend to
       overweight Austria as a means of participating in the exciting new developments in Eastern Europe. Germany's weighting has been upgraded to neutral, as the German economy is performing much better than anticipated
12
months ago. We have underweighted Switzerland because most Swiss companies are export-oriented, and the strong Swiss franc will penalize earnings.
We sharply increased our position in France, adding Euro Disney, Louis Vuitton Moet Hennessy, Valeo, Total and Michelin, due to the reasonably priced valuations of French companies compared to neighboring Germany. Also, the recent victory of Mr. Chirac as the new president of France might be a positive factor for the depressed and under-owned Paris stock market. In addition, the Portfolio is overweighted in the Netherlands due to investments in a few attractive special situations such as Hoogovens (steel), Grolsch (beer) and IHC-Caland (dredging equipment).
In the coming months European companies should continue to benefit from a solid economic recovery which is taking place throughout the region. European markets are showing good relative strength given the underpinnings of corporate earnings recovery, improved backlogs, cost-cutting and merger activity. Indeed, Europe represents, in our view, a conservative way for investors to participate in the long-term growth potential of foreign stock markets.
We would like to point out that on April 21, 1995, the Smith Barney European Fund was merged into the Smith Barney World Funds European Portfolio, increasing the Portfolio's assets to $38 million.
Pacific Portfolio
During the second half of 1994 and the first quarter of 1995, several factors combined to have a primarily negative impact on the world's financial markets, including those in the Pacific Basin. For the six months ended April 30, 1995, the Pacific Portfolio had a total return of -17.72% and for the 12-month period ended April 30, 1995, it produced a total return of -14.21% for Class A shares.
Rising U.S. interest rates were a primary force behind declines in key markets around the globe in the second half of 1994. This situation was exacerbated in Japan where a gradual economic recovery was stalled by the effects of a major earthquake in Kobe and the nerve gas attack which occurred on the Tokyo subway system. In addition, virtually all emerging markets, such as those in Southeast Asia, felt the impact of the political developments in Mexico, where the peso plummeted after being freed to float against the dollar in December 1994.
Currency also played a role in the region's economic performance during the period. As 1995 began, the U.S. dollar declined dramatically against the Japanese yen. The yen appreciated by approximately 15%, causing much uncertainty in financial markets in Japan and elsewhere in the Pacific Basin. Exports, which have driven Japan's growth in the past, were constrained by the strength of the yen, which made Japanese products less competitive abroad.
2

Our portfolio management strategy during this period was based on our belief that a high-growth, low-inflation environment will continue to be the key factor behind the region's development. We remain underweighted in Japan, where a gradual recovery is taking place, relative to the major Pacific Basin indexes.
We are overweighted, however, in the other major markets of Southeast Asia where economic growth is quite vibrant.

We have increased the Portfolio's weighting in Singapore, the tiny city-state that serves as the area's economic hub. Inflation and interest rates are low, the saving rate is high and foreign investments continue to infuse capital into the Singapore economy. As European, American, and even Japanese investors increase their positions in Singapore's financial and manufacturing community, real estate prices should rise and provide a strong underpinning for the economy itself.

Indonesia is another country where we see extremely solid growth potential. We have recently increased the Portfolio's weighting there with a position in Indonesian Satellite, which is Indonesia's satellite communications company. With Indonesia's far-flung system of 10,000 islands, there is a huge need for cellular phones and the ability to send messages by satellite. We view such areas as utilities, telecommunications, and consumer non-durables as strong sectors for investment in Southeast Asia, as a vast middle class increases its consumption of these goods and services.

Looking forward, we have a positive viewpoint on the potential for impressive growth in Southeast Asia. We think that inflation will remain low, commodity prices will stay low to moderate and that capital flow into the region should remain high. We also believe that productivity should continue to be quite high and that capital expenditures in the outlying countries should remain moderate or even grow, which is a positive trend. In Japan, the economic recovery should continue in 1995. The Pacific Basin as a whole is not only still growing, but is also participating in the continued recovery of the western economies. These positive factors should provide our shareholders with strong investment returns over the long term.

International Balanced Portfolio

The International Balanced Portfolio is designed to seek long-term growth through a balanced approach to investments in international equity and bond markets. For the six months ended April 30, 1995, the Portfolio produced a total return for Class A shares of -1.28%. Since its inception on August 25, 1994, the Portfolio has generated a total return for Class A shares of 0.36%.

International Balanced Portfolio: Equity

The international equity markets were roiled by several themes in 1994 and the first quarter of 1995. In February 1994 the Federal Reserve Board began to raise short-term interest rates. This action drove stock prices down, not only in the U.S., but also in most major markets worldwide.

As the year came to a close in December, political and financial instability in Mexico forced officials to let the peso float freely against the dollar resulting in a sharp devaluation in the peso. The events in Mexico had a broad brush effect causing a crisis of confidence in Latin American markets and a sell-off in virtually all emerging markets.

Since January, anxiety over the decline of the U.S. dollar has emerged as a factor in international equity market weakness. The strength of the local currencies such as the Japanese yen and the German mark made exports less attractive and depressed corporate earnings overseas.

After Mexico's devaluation of the peso, we lightened our exposure to the Americas region from 18.8% of the Equity portion of the Portfolio to 13.9%. At the same time, we increased the Equity portion's exposure to the European region from 54.5% to 58.5%. Our largest holdings continue to be in Europe with the major concentration in Ireland, Italy, Sweden, and Austria. Europe is enjoying a solid economic recovery which is becoming more deeply distributed throughout various sectors of the economy.

The Pacific Rim is our second largest regional holding with a weighting of 22.1%. The Equity portion of the Portfolio remains underweighted in Japan relative to the major international equity indexes. On the other hand, it is overweighted in Malaysia, Singapore, Hong Kong, and Thailand. The extraordinary strength of the yen has once again placed the Japanese economy under great duress. We also believe it is likely that Japanese manufacturing firms will continue to invest directly throughout the Pacific Rim in order to lower labor costs. The smaller Southeast Asian markets have suffered major corrections, largely due to U.S. interest-rate increases. Local market valuations are now below 10-year averages while overall, regional growth continues at the high end of the global scale.

In our view, the difficult conditions seen in international equity markets throughout 1994 and into the new year, are most likely past us. In recent weeks the dollar has stabilized, appreciating against the yen and mark. Foreign bond markets have firmed on news that the U.S. may be finished with its series of interest-rate hikes due to signs of a slowing economy. In addition, international corporate fundamentals continue to be solid, and in many cases during the past quarter, exceptionally strong.
International Balanced Portfolio: Fixed-Income
The fixed-income component of the International Balanced Portfolio was a beneficiary of the strong rally in worldwide bond markets which began in the U.S. in November of 1994 and spread to markets overseas. U.S. bond prices rose on evidence that the Federal Reserve's series of increases in short-term interest rates since early February 1994 had tempered growth and contained inflation.
4

Another positive factor for the fixed-income portion of the Portfolio was the dramatic fall of the dollar against the mark which began in January 1995. To take advantage of the dollar's decline, we reduced the fixed-income portfolio's exposure to dollar-denominated assets from a weighting of 75% to 50%. This ultimately benefits the portfolio because more dollars are obtained when the foreign investment is converted back to dollars.

To offset the impact of the Mexican financial crisis in December 1994, we sold one-third of our emerging market holdings to protect the portfolio from further price erosion in that sector.

We believe that the environment for international bond markets looks positive in the near future. International bond prices should improve as investors become more confident of a worldwide economic recovery with moderate growth and slowing inflation. We also believe that the dollar has reached a low point and is cheap compared to currencies in Europe and Japan. These factors should cause it to rebound in the coming months. Finally, a degree of stability is returning to emerging markets which should begin to recover from their levels of earlier this year.

We thank you for your investment in the Portfolios and your continued confidence in our investment management.

Sincerely,


/s/ Heath B. McLendon                              /s/ Denis P. Mangan
Heath B. McLendon                                  Denis P. Mangan
Chairman and                                       Vice President
Chief
Executive Officer


/s/ James B. Conheady                              /s/ Jeffrey J.
Russell
James B. Conheady                                  Jeffrey J. Russell
Vice President                                     Vice President



/s/ Victor S. Filatov                              /s/ Rein W. van
der
Does

Victor S. Filatov                                  Rein W. van der
Does
Vice President                                     Vice President


May 26, 1995

       Smith Barney World Funds, Inc.
European Portfolio ------------------------------------------------------
------------Historical Performance -- Class A Shares    -----------------

                                  Net Asset Value
                              -----------------------
                              Beginning        End         Income      Capital Gain        Total
Period Ended                  of Period     of Period     Dividends    Distributions
Returns/(1)/
================================================================================================
== ==
4/30/95                       $12.88         $13.48        $0.00           $0.00
4.66%
------------------------------------------------------------------------------------------------
--Inception*-10/31/94          12.50          12.88         0.00            0.00            3.04
================================================================================================
== == Total                                                $0.00           $0.00
================================================================================================
== ==

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares ------------------------------------
------------------------

                                  Net Asset Value
                              -----------------------
                              Beginning        End         Income      Capital Gain        Total
Period Ended                  of Period     of Period     Dividends    Distributions
Returns/(1)/
================================================================================================
== ==
Inception*-4/30/95             $12.62        $13.43         $0.00          $0.00
6.42%
================================================================================================
== ==

--------------------------------------------------------------------------------
Historical Performance -- Class C Shares -----------------------------------
------------------------

                                  Net Asset Value
                              -----------------------
                              Beginning        End         Income      Capital Gain        Total
Period Ended                  of Period     of Period     Dividends    Distributions
Returns/(1)/
================================================================================================
== ==
4/30/95                       $12.83         $13.38         $0.00          $0.00
4.29% ------------------------------------------------------------------------------------------
--------Inception*-10/31/94     12.48         12.83          0.00           0.00            2.80
================================================================================================
== == Total                                                 $0.00          $0.00
================================================================================================
== ==

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

Smith Barney World Funds, Inc.
European Portfolio --------------------------------------------------------
--
Average Annual Total Return      -------------------------------------------
----------------

                                                  Without Sales Charge/(1)/
                                           ---------------
                                            Class A        Class B       Class C
================================================================================
Six Months Ended 4/30/95                      4.66%          N/A           4.29%
--------------------------------------------------------------------------------
Year Ended 4/30/95                            8.62           N/A           7.90
--------------------------------------------------------------------------------
Inception* through 4/30/95                    6.36          6.42%          5.95
--------------------------------------------------------------------------------

                                                    With Sales Charge/(2)/ ---------------------
                                            --------------
                                            Class A        Class B       Class C
================================================================================
Six Months Ended 4/30/95                     (0.59)%         N/A           3.29%
--------------------------------------------------------------------------------
Year Ended 4/30/95                            3.22           N/A           6.90
--------------------------------------------------------------------------------
Inception* through 4/30/95                    1.97          1.42%          5.95
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Cumulative Total Return ------------------------------------------------------------------------
-------
                                                  Without Sales Charge/(1)/
================================================================================
Class A (Inception* through 4/30/95)                         7.84%
--------------------------------------------------------------------------------
Class B (Inception* through 4/30/95)                         6.42
--------------------------------------------------------------------------------
Class C (Inception* through 4/30/95)                         7.21
--------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and Class C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%; Class B shares reflect the deduction of a 5.00% CDSC which applies if shares are redeemed less than one year from initial purchase and declines by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

* Inception dates for Class A, B and C shares are February 7, 1994, November 7, 1994 and February 14, 1994, respectively.

       Smith Barney World Funds, Inc.
European Portfolio ---------------------------------------------------------
------------Historical Performance
----------------------------------------------------------------------------
---
               Growth of $10,000 Invested in Class A Shares of
                            European Portfolio vs.
                      The European Financial Times
                                  Index+
                                  (unaudited)
-------------------------------------------------------------------------
                          -----February 1994 - April 1995
                        [GRAPH APPEARS HERE]

     DATE             EUROPEAN           EUROPEAN FINANCIAL TIMES
INDEX
     ----             --------           ----------------------------
-
-
     2/7/94           9,549.00                     10,000.00
     2/94             9,396.00
10,000.00
     3/94             9,274.00
10,042.00
     4/94             9,480.00
10,575.00
     5/94             9,220.00
10,051.00
     6/94             8,984.00
9,821.00
     7/94             9,595.00
10,384.00
     8/94             9,839.00
10,569.00
     9/94             9,541.00
10,116.00
     10/94            9,839.00
10,431.00
     11/94            9,335.00
10,001.00
     12/94            9,350.00
10,047.00
     1/95             9,327.00
10,000.00
     2/95             9,625.00
10,180.00
     3/95             9,885.00
10,415.00
     4/95            10,297.00
10,844.00


+ Hypothetical illustration of $10,000 invested in Class A shares on February
7,
  1994 (inception), assuming deduction of the maximum 4.50% sales charge at the time of investment and the reinvestment of dividends and capital gains at net asset value through April 30, 1995. The European Financial Times Index is a composite portfolio consisting of equity total returns for Europe. The Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investments returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.
8

Smith Barney World Funds, Inc.
Pacific Portfolio ----------------------------------------------------------
--------------------Historical Performance -- Class A Shares   -------------
--
----------------------------------------------------------------
                                  Net Asset Value
                              -----------------------
                              Beginning        End         Income      Capital Gain        Total
Period Ended                  of Period     of Period     Dividends    Distributions
Returns/(1)/
================================================================================================
== ==
4/30/95                        $12.92         $10.63        $0.00          $0.00
(17.72)% ---------------------------------------------------------------------------------------
-----------Inception*-10/31/94                              12.50          12.92     0.00
0.00             3.36
================================================================================================
== == Total                                                 $0.00          $0.00
================================================================================================
== ==

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares ----------------------------------
------------------------

                                  Net Asset Value
                              -----------------------
                              Beginning        End         Income      Capital Gain        Total
Period Ended                  of Period     of Period     Dividends    Distributions
Returns/(1)/
================================================================================================
== ==
Inception*-4/30/95             $12.64         $10.57        $0.00          $0.00
(16.38)%
============================================================================
== ==

--------------------------------------------------------------------------------
Historical Performance -- Class C Shares -----------------------------------
------------------------

                                  Net Asset Value
                              -----------------------
                             Beginning        End         Income      Capital Gain        Total
Period Ended            of Period     of Period     Dividends    Distributions
Returns/(1)/
================================================================================================
== ==
4/30/95                        $12.86         $10.54        $0.00           $0.00
(18.04)%
------------------------------------------------------------------------------------------------
--Inception*-10/31/94           12.50          12.86         0.00            0.00           2.88
================================================================================================
== == Total                                                 $0.00           $0.00
================================================================================================
== ==

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

Smith Barney World Funds, Inc.
Pacific Portfolio ----------------------------------------------------------
--------------------Average Annual Total Return               --------------
------------
-----------------------------------------------------
                                                  Without Sales Charge/(1)/
                                            --------------------------------
                                            -Class A      Class B
                                            Class C
============================================================================
== ==
Six Months Ended 4/30/95                    (17.72)%         N/A
(18.04)% -------------------------------------------------------------------
-----------Year Ended 4/30/95               (14.21)          N/A
(14.79) --------------------------------------------------------------------
----------Inception* through 4/30/95        (12.39)       (16.38)%
(13.00) --------------------------------------------------------------------
-----------

                                                   With Sales Charge/(2)/ --
                                            -------------------------------
                                            Class A       Class B      Class
                                            C
============================================================================
== ==
Six Months Ended 4/30/95                    (21.84)%         N/A
(18.86)% -------------------------------------------------------------------
-----------Year Ended 4/30/95               (18.48)          N/A
(15.65) --------------------------------------------------------------------
----------Inception* through 4/30/95        (16.00)       (20.56)%
(13.00) --------------------------------------------------------------------
----------

----------------------------------------------------------------------------
--Cumulative Total Return --------------------------------------------------
-----------------------------

                                                  Without Sales Charge/(1)/
============================================================================
== ==
Class A (Inception* through 4/30/95)                       (14.96)%
----------------------------------------------------------------------------
--Class B (Inception* through 4/30/95)                     (16.38)
----------------------------------------------------------------------------
--Class C (Inception* through 4/30/95)                     (15.68)
----------------------------------------------------------------------------
--

(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and Class C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%; Class B shares reflect the deduction of a 5.00% CDSC which applies if shares are redeemed less than one year from initial purchase and declines by 1.00% per year until no
 CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

  * Inception dates for Class A, B and C shares are February 7, 1994, November 7, 1994 and February 11, 1994, respectively.
10

Smith Barney World Funds, Inc.
Pacific Portfolio ----------------------------------------------------------
--------------------Historical Performance ---------------------------------
----------------------------------------------

               Growth of $10,000 Invested in Class A Shares of
                            Pacific Portfolio vs. The MSCI Pacific
                            Index+
                                  (unaudited)
                          ------------------------------------------------
                          ------------------------------February 1994 -
                          April 1995
                          [GRAPH APPEARS HERE]

     DATE             PACIFIC            J.P. MORGAN PACIFIC BASIN
INDEX
     ----             --------           -----------------------------
--
     2/7/94           9,549.00                     10,000.00
     2/94             9,526.00
10,250.00
     3/94             9,236.00
9,677.00
     4/94             9,465.00
10,088.00
     5/94             9,495.00
10,321.00
     6/94             9,127.00
10,651.00
     7/94             9,373.00
10,415.00
     8/94             9,992.00
10,241.00
     9/94             9,723.00
9,978.00
     10/94            9,870.00
10,222.00
     11/94            8,976.00
9,653.00
     12/94            8,815.00
9,719.00
     1/95             7,914.00
9,107.00
     2/95             8,113.00
8,883.00
     3/95             8,105.00
9,567.00
     4/95             8,120.00
9,975.00

+ Hypothetical illustration of $10,000 invested in Class A shares on February
7,
1994 (inception), assuming deduction of the maximum 4.50% sales charge at the time of investment and the reinvestment of dividends and capital gains at net asset value through April 30, 1995. The J.P. Morgan Pacific Basin Index is a composite portfolio consisting of equity total returns for the countries of Australia, New Zealand and countries in the Far East. The Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.
All figures represent past performance and are not a guarantee of future results. Investments returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


Smith Barney World Funds, Inc.
International Balanced Portfolio -------------------------------------------
-----------------------------------Historical Performance -- Class A Shares
----------------------------------------------------------------------------
--
                                  Net Asset Value
                              -----------------------
                              Beginning        End         Income      Capital Gain        Total
Period Ended                  of Period     of Period     Dividends    Distributions
Returns/(1)/
================================================================================================
== ==
4/30/95                        $12.20         $11.82        $0.21          $0.00
(1.28)%
------------------------------------------------------------------------------------------------
--Inception*-10/31/94           12.00          12.20         0.00           0.00            1.67
================================================================================================
== == Total                                                 $0.21          $0.00
===========================================================================
== ==

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares -----------------------------------
------------------------

                                  Net Asset Value
                              -----------------------
                              Beginning        End         Income      Capital Gain        Total
Period Ended                  of Period     of Period     Dividends    Distributions
Returns/(1)/
================================================================================================
== ==
Inception*-4/30/95             $12.08         $11.84        $0.16          $0.00
(0.59)%
=================================================================
== ==

--------------------------------------------------------------------------------
Historical Performance -- Class C Shares ----------------------------

                                  Net Asset Value
                              -----------------------
                              Beginning        End         Income      Capital Gain        Total
Period Ended                  of Period     of Period     Dividends    Distributions
Returns/(1)/
================================================================================================
==
==
4/30/95                        $12.18         $11.82        $0.16          $0.00
(1.57)%
----------------------------------------------------------------------------------------
Inception*-10/31/94            12.00           12.18         0.00           0.00            1.50

====================================================================================== == Total
$0.16          $0.00
============================================================================================= ==

It is the Fund's policy to distribute dividends quarterly and capital gains, if any, annually.

Smith Barney World Funds, Inc.
International Balanced Portfolio ---------------------------------------
Average Annual Total Return --------------------------------------------
-
                                                  Without Sales Charge/(1)/ --------------------
                                            --------------
                                            -Class A       Class B       Class
                                            C
===================================================
Six Months Ended 4/30/95                    (1.28)%          N/A
(1.57)%
------------------------------------------------------------
-Inception* through 4/30/95                  0.36          (0.59)%
(0.09)
------------------------------------------------------------


                                                  With Sales Charge/(2)/ -----------------------
                                            -----------
                                            Class A        Class B       Class
                                            C
=========================================================================
Six Months Ended 4/30/95                    (6.20)%          N/A
(2.54)%
------------------------------------------------------------------------------
-Inception* through 4/30/95                 (4.64)         (5.49)%
(1.07)
------------------------------------------------------------------------------
-

------------------------------------------------------------------------------
-Cumulative Total Return ----------------------------------------
--------

                                                Without Sales Charge/(1)/
==============================================================================
==
Class A (Inception* through 4/30/95)                        0.36%
----------------------------------------------------------------------------
--Class B (Inception* through 4/30/95)                     (0.59)
----------------------------------------------------------------------------
--Class C (Inception* through 4/30/95)                     (0.09)
----------------------------------------------------------------------------
--
(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and Class C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%; Class B shares reflect the deduction of a 5.00% CDSC which applies if shares are redeemed less than one year from initial purchase and declines by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

  * Inception dates for Class A, B and C shares are August 25, 1994, November 7, 1994 and August 25, 1994, respectively.


Smith Barney World Funds, Inc.
International Balanced Portfolio -------------------------------------------
-----------------------------------Historical Performance        -----------
--------------------------------------------------------------------

               Growth of $10,000 Invested in Class A Shares of
                     International Balanced
                Portfolio vs. The Morgan Stanley
                EAFE-GDP Weighted Index and
                       The J.P. Morgan Global Bond
                                  Index (unaudited)
----------------------------------------------------------------------------
                           --August 1994 - April 1995
                          [GRAPH APPEARS HERE]

   DATE   INTERNATIONAL BALANCED  EAFE INDEX   J.P. MORGAN GLOBAL BOND INDEX
   ---   ----------------------  ----------   ----------------------------
   8/25/94     9,546.00           10,000.00             10,000.00
   8/94        9,546.00           10,030.00
9,994.00
   9/94        9,467.00            9,666.00
10,043.00
   10/94       9,705.00            9,984.00
10,194.00
   11/94       9,395.00            9,473.00
10,066.00
   12/94       9,233.00            9,534.00
10,089.00
   1/95        9,048.00            9,170.00
10,293.00
   2/95        9,137.00            9,146.00
10,558.00
   3/95        9,240.00            9,720.00
11,096.00
   4/95        9,581.00           10,088.00
11,272.00

+ Hypothetical illustration of $10,000 invested in Class A shares on August
25,
  1994 (inception), assuming deduction of the maximum 4.50% sales charge at the time of investment and the reinvestment of dividends and capital gains at net asset value through April 30, 1995. The Morgan Stanley EAFE-GDP Weighted Index is a composite portfolio consisting of equity total returns for the countries of Europe, Australia, New Zealand and countries in the Far East, weighted based on each country's gross domestic product. The Indices are unmanaged and are not subject to the same management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.
All figures represent past performance and are not a guarantee of future results. Investments returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.
14

Smith Barney World Funds, Inc.
European Portfolio ---------------------------------------------------------
---------------------Schedules of Investments (unaudited)
April 30, 1995 -------------------------------------------------------------
-----------------

 SHARES                                  SECURITY
VALUE
=======================================================================================
== ==
STOCKS -- 100.0%
Austria -- 8.2%
        9,000     Bau Holding AG Preferred                                      $
466,398
       26,000     Baumax AG Preferred
1,194,991
       83,000     Fotex Elso Amerikai Magyar Austrian Certified
145,508
       12,000     VA Technologie AG
1,327,630 ------------------------------------------------------------------------------
----------

                                                                                  3,134,
                                                                                  5 27
----------------------------------------------------------------------------------------
--    Canada -- 0.2%
      242,957     International UNP Holdings Ltd.
98,197 ---------------------------------------------------------------------------------
---------         Finland -- 6.2%
       48,000     Nokia OY AB Shares A
1,961,945
       16,600     Outokumpu OY Series A
297,139
       43,333     Tampella AB
109,936 --------------------------------------------------------------------------------
---------

                                                                                  2,369,
                                                                                  02 0
----------------------------------------------------------------------------------------
--    France -- 21.0%
        7,558     Castorama Dubois Investment
1,253,507
        7,626     Compagnie Generale Des Eaux
804,863
      400,000     Euro Disney SCA
1,181,744
       13,568     Guilbert S.A.
1,230,187
        5,000     Louis Vuitton Moet Hennessy
952,526
       23,200     Michelin CGDE Series B
1,042,298
        3,074     Societe Nationale Elf Aquitaine
245,958
       16,344     Total Series B
1,022,999
        4,000     Valeo S.A.
228,199 --------------------------------------------------------------------------------
---------

                                                                                  7,962,
                                                                                  28 1
----------------------------------------------------------------------------------------
-- Germany -- 14.7%
        2,000     Bayer AG
494,104
        2,700     Buderus AG Lahn Wetzlar
1,445,417
        2,875     GEA AG Non-Voting Preferred
942,180
          900     Grohe Friedrich Non-Voting Preferred
297,548
        1,430     Linde AG
824,503
        4,000     Mannesmann AG
1,088,042
        1,000     Moebel Walter Preferred
486,146 --------------------------------------------------------------------------------
---------

                                                                                  5,577,
                                                                                  94 0
----------------------------------------------------------------------------------------
-- Ireland -- 4.9%
      140,000     CRH PLC
864,832
      215,000     Independent Newspapers PLC
981,207 --------------------------------------------------------------------------------
---------

                                                                                  1,846,
                                                                                  03 9
----------------------------------------------------------------------------------------
--

                       See Notes to Financial Statements

Smith Barney World Funds, Inc.
European Portfolio ------------------------------

Schedules of Investments (unaudited) (continued)               April 30, 1995

 SHARES                                  SECURITY                                  VALUE
========================================================================================
== =
Italy -- 5.4%
      130,000     Fiat  S.p.A.                                                  $
528,887
       17,000     Industrie Natuzzi S.p.A. ADR
635,375
      325,000     Stet Di Risp NC
744,231
       50,000     Telecom Italia S.p.A.
133,084 --------------------------------------------------------------------------------
---------

                                                                                  2,041,
                                                                                  57 7
----------------------------------------------------------------------------------------
-- Norway -- 1.0%
        4,000     Norsk Hydro AS ADR
160,500
        8,000     Petroleum Geo Services AS
218,579 --------------------------------------------------------------------------------
---------

                                                                                    379,
                                                                                    07 9
----------------------------------------------------------------------------------------
-- Netherlands -- 12.6%
       20,000     Grolsch CTA
709,998
        2,000     Heineken  N.V.
357,426
       32,500     Hoogovens & Staalfabrieken Non Exchangeable Certified
1,254,437
       10,000     IHC Caland N.V.
273,672
       20,000     NBM Amstelland N.V.
262,054
       10,200     Royal Dutch Petroleum Co.
1,260,763
        6,000     VNU Verenigd Bezit N.V.
672,304 --------------------------------------------------------------------------------
---------

                                                                                  4,790,
                                                                                  65 4
----------------------------------------------------------------------------------------
-- Spain -- 3.1%
       20,560     Repsol S.A.
654,713
       16,000     Repsol S.A. ADR
512,000 --------------------------------------------------------------------------------
---------

                                                                                  1,166,
                                                                                  71 3
----------------------------------------------------------------------------------------
-- Sweden -- 5.6%
        9,100     Asea AB  Series A Free
767,663
       18,000     Hennes Mauritz Series B Free
1,216,250
        7,500     Volvo AB Series B Free
140,884 --------------------------------------------------------------------------------
---------

                                                                                  2,124,
                                                                                  79 7
----------------------------------------------------------------------------------------
-- Switzerland --5.3%
        1,560     Ciba Geigy AG Basel Registered
1,070,963
        1,200     Magazine Globus PTG Certified
799,475
        1,200     SMH Neuchatel S.A. Registered
140,806 --------------------------------------------------------------------------------
---------

                                                                                  2,011,
                                                                                  24 4
----------------------------------------------------------------------------------------
-- United Kingdom -- 11.8%
      124,004     Barclays Bank PLC
1,275,182
        3,482     BTR PLC Warrants, expire 12/31/98(a)
1,961
       30,634     Cable & Wireless PLC
197,936

                       See Notes to Financial Statements.
16

Smith Barney World Funds, Inc.
European Portfolio -------------------------------------------
----------
Schedules of Investments (unaudited) (continued)            April 30, 1995

 SHARES                                  SECURITY                                  VALUE
==========================================================================
== =
United Kingdom -- 11.8% (continued)
       50,000     Carlton Communications PLC                                    $
759,587
       92,000     Norweb ORD
969,761
        8,000     Vodafone Group PLC Sponsored ADR
255,000
      182,774     Wolseley PLC
1,023,598 ------------------------------------------------------------------------------
------------

4,483,025 ------------------------------------------------------------------------------
-----------
                  TOTAL INVESTMENTS -- 100%
                  (Cost -- $31,714,729)++
$37,985,093
=======================================================================================
== ==

                       See Notes to Financial Statements.

Smith Barney World Funds, Inc.
Pacific Portfolio --------------------------------------------------------
---------Schedules of Investments (unaudited) (continued)      April 30,
1995 --------------------------------------------------------------

 SHARES                                  SECURITY
VALUE
=======================================================================================
== ==
STOCKS -- 100.0%
Australia -- 2.8%
       35,498     Coca Cola Amatil Ltd.                                         $
217,018 -------------------------------------------------------------------------------
----------Hong Kong -- 13.5%
      400,000     Guangzhou Investment Ltd.
64,091
       40,000     Guoco Group Ltd.
151,958
       72,000     Hong Kong & China Gas Co.
104,665
        5,000     Hong Kong & China Gas Co. Ltd. Warrants, expire 12/31/95(a)
569
        6,000     Hong Kong Telecommunications Ltd. Sponsored ADR
117,000
       40,000     Hutchinson Whampoa Ltd.
173,666
      800,000     Pricerite Group Ltd.
85,799
      400,000     Singamas Container Holding Ltd.
88,900
      350,000     Vitasoy International Holdings Ltd.
132,285
       40,000     Wharf Holdings
119,912 -------------------------------------------------------------------------------
---------

                                                                                  1,038
                                                                                  ,8 45
---------------------------------------------------------------------------------------
--Indonesia -- 2.7%
        5,000     PT Indonesian Satellite Corp. Sponsored ADR
180,625
       54,000     Sekar Laut
22,369 --------------------------------------------------------------------------------
--------

                                                                                    202
                                                                                    ,9
                                                                                    94
---------------------------------------------------------------------------------------
--Japan --25.2%
        9,000     Ishikawajima Construction Materials Co. Ltd.
153,178
       22,000     Itochu Corp. Ltd.
149,250
           60     Japan Telecom Co. Ltd.
139,967
        3,000     Mabuchi Motor Co. Ltd.
198,167
        9,000     Matsushita Electric Ind. Co. Ltd.
151,035
        6,000     Mitsubishi Bank Ltd.
147,108
        6,050     Mr. Max Corp.
135,373
       10,000     Nippon Denso Co. Ltd.
201,143
       20,000     Nippon Express Ltd.
197,810
        5,000     Rohm Co.
230,302
        9,000     Sagami Rubber Industries Co. Ltd.
77,981
        3,000     Sony Music Entertainment Inc.
152,464 --------------------------------------------------------------------------------
--------

                                                                                  1,933,
                                                                                  7 78
----------------------------------------------------------------------------------------
-Malaysia -- 15.5%
       50,000     Leader Universal Holdings Bhd.
168,071
       33,333     Leader Universal Holdings Bhd. A
107,997
       12,000     Malaysian Helicopter Services Bhd.
20,411
       60,000     Muhibbah Engineering Bhd.
221,124

                       See Notes to Financial Statements.
18

Smith Barney World Funds, Inc.
Pacific Portfolio -----------------------------------------------------
---------
Schedules of Investments (unaudited) (continued)              April 30, 1995

 SHARES                                  SECURITY                                  VALUE
========================================================================================
== =
Malaysia -- 15.5% (continued)
       12,000     Renong Bhd.                                                   $
18,370
       40,000     Resorts World Bhd.
210,595
       66,250     Sungei Way Holdings
262,939
        8,750     Sungei Way Holdings Bhd. Warrants, expire 6/29/99(a)
11,694
       25,000     Telekom Malaysia Bhd.
172,120 --------------------------------------------------------------------------------
---------

                                                                                  1,193,
                                                                                  32 1
----------------------------------------------------------------------------------------
-- New Zealand --2.6%
        3,000     Telecom Corp. New Zealand Sponsored ADR
200,250 --------------------------------------------------------------------------------
---------- Philippines --                                                         4.9%
      187,500     International Container Services Inc.
104,367
      500,000     JG Summit Holding Inc. Series B
157,390
    1,356,000     Kepphil Shipyard Inc.
114,230 --------------------------------------------------------------------------------
---------

                                                                                    375,
                                                                                    98 7
----------------------------------------------------------------------------------------
--
 Singapore --24.4%
       35,000     Cerebos Pacific
216,003
       75,000     DBS Land Ltd.
206,674
       10,000     Fraser & Neave
109,795
       10,000     Fraser & Neave Ltd. Warrants, expire 3/27/98(a)
44,133
       20,187     Jardine Matheson Holding Registered
160,487
       25,000     Jurong Shipyard Ltd.
191,963
      200,000     QAF Ltd.
221,026
       50,000     Sembawang Maritime Ltd.
209,903
       87,000     Singapore Shipbuilding & Engineering Foreign Registered
212,271
      165,000     Steamers Maritime Holding Ltd.
112,487
       36,525     United Overseas Bank Ltd. Warrants, expire 6/17/97(a)
191,340 --------------------------------------------------------------------------------
---------

                                                                                  1,876,
                                                                                  08 2
----------------------------------------------------------------------------------------
-- Thailand -- 8.4%
       20,000     Dhana Siam Finance & Securities Public Co.
                     Ltd. Foreign Registered
85,383
        7,500     Land & House Public Co. Ltd. Foreign
132,344
        9,000     Siam City Cement Public Co. Ltd. Foreign
133,930
       20,000     United Communication Industry Public Co. Ltd. Foreign
292,742 --------------------------------------------------------------------------------
---------

                                                                                    644,
                                                                                    39 9
----------------------------------------------------------------------------------------
                  -- TOTAL INVESTMENTS -- 100%
                  (Cost -- $8,311,925)++                                        $
7,682,674
========================================================================================
== =

                   See Notes to Financial Statements.

Smith Barney World Funds, Inc.
International Balanced Portfolio ----------------------------------------
Schedules of Investments (unaudited) (continued)
April 30, 1995 --------------------------------------------------------
------

 SHARES                                  SECURITY                                  VALUE
==============================================================
= ==
STOCKS -- 45.9%
Australia -- 0.8%
       40,000     Mayne Nickless Ltd.                                           $
188,937 --------------------------------------------------------------------------------
---------- Austria -- 4.2%
        6,000     Austria Mikro Systeme International AG
597,187
        2,000     VA Technologie AG
221,272
        2,000     VAE Eisenbahn AG
180,349 --------------------------------------------------------------------------------
---------

                                                                                    998,
                                                                                    80 8
----------------------------------------------------------------------------------------
-- Brazil -- 0.6%
        4,000     Telecomunicoes Brasileiras S.A. Sponsored ADR
146,500 --------------------------------------------------------------------------------
---------- Canada -- 0.5%
       14,000     Videotron Group Ltd. Subord. Voting
122,171 --------------------------------------------------------------------------------
---------- Chile --                                                                 1.2%
       10,000     Embotelladora Andina S.A. Sponsored ADR
287,500 --------------------------------------------------------------------------------
---------- Finland -- 1.7%
       10,000     Nokia OY AB Shares A
408,739 --------------------------------------------------------------------------------
---------- France -- 1.1%
        1,500     Castorama Dubois Investment
248,777 --------------------------------------------------------------------------------
---------- Germany -- 2.3%
          500     Bayarische Motoren Werke BMW AG
257,542
        1,000     Mannesmann AG
272,010 --------------------------------------------------------------------------------
---------

                                                                                    529,
                                                                                    55 2
----------------------------------------------------------------------------------------
-- Hong Kong -- 1.7%
       50,000     Guoco Group Ltd.
189,947
       50,000     Hutchinson Whampoa Ltd.
217,082 --------------------------------------------------------------------------------
---------

                                                                                    407,
                                                                                    02 9
----------------------------------------------------------------------------------------
-- Indonesia -- 0.8%
        5,000     PT Indonesian Satellite Corp. Sponsored ADR
180,625 --------------------------------------------------------------------------------
---------- Ireland -- 2.7%
       50,000     CRH PLC
308,868
       55,000     Smurfit Jefferson
326,308 --------------------------------------------------------------------------------
----------

                       635,17                                                       6
----------------------------------------------------------------------------------------
-- Italy --       1.1%
      100,000     Telecom Italia S.p.A.
266,169 --------------------------------------------------------------------------------
----------

                       See Notes to Financial Statements.
20

Smith Barney World Funds, Inc.
International Balanced Portfolio --------------------------------------
------------------------
Schedules of Investments (unaudited) (continued)         April 30, 1995 --

 SHARES                                  SECURITY                                  VALUE
========================================================================================
== =
Japan -- 4.0%
       14,000     Matsushita Electric Ind. Co. Ltd.                             $
234,944
       31,000     Mitsubishi Heavy Industries Ltd.
225,065
       12,000     Nippon Denso Co. Ltd.
241,371
       25,000     Nippon Express Ltd.
247,263 --------------------------------------------------------------------------------
---------

                                                                                    948,
                                                                                    64 3
----------------------------------------------------------------------------------------
-- Malaysia -- 3.0%
       40,000     Leader Universal Holdings Bhd.
134,456
       26,666     Leader Universal Holdings Bhd. A
86,396
       40,000     Resorts World Bhd.
210,595
       70,000     Sungei Way Holdings
277,823 --------------------------------------------------------------------------------
---------

                                                                                    709,
                                                                                    27 0
----------------------------------------------------------------------------------------
-- Mexico -- 2.5%
       40,800     Gruma S.A. De C.V. B
139,099
       25,000     Grupo Carso A1
134,810
       15,000     Kimberly Clark A NPV
153,165
        5,000     Telefonos De Mexico S.A. De C.V. Sponsored ADR Series L
151,250 --------------------------------------------------------------------------------
---------

                                                                                    578,
                                                                                    32 4
------------------------------------------------------------------------------------------
Netherlands --   1.7%
       15,000     IHC Caland N.V.
410,508 ----------------------------------------------------------------------------------
-------- Norway -- 1.4%
       12,000     Petroleum Geo Services AS
327,869 ----------------------------------------------------------------------------------
-------- Singapore 3.0%
       50,000     Cerebos Pacific
308,576
       25,234     Jardine Matheson Holding Registered
200,610
       50,000     Sembawang Maritime Ltd.
209,903 ----------------------------------------------------------------------------------
-------

                                                                                    719,08
                                                                                    9
------------------------------------------------------------------------------------------
Spain -- 1.1%
        2,200     Acerinox S.A. ORD
251,990 ----------------------------------------------------------------------------------
-------- Sweden -- 6.1%
       15,000     Allgon AB B
294,154
        7,500     Autoliv AB Free
339,567
        5,000     Ericcson LM Telephone Co. B ADR
335,315
       25,000     Volvo AB Series B Free
469,614 ----------------------------------------------------------------------------------
--------

1,438,650 --------------------------------------------------------------------------------
----------
                       See Notes to Financial Statements.

Smith Barney World Funds, Inc.
International Balanced Portfolio -------------------------------
----------------------
Schedules of Investments (unaudited) (continued)     April 30, 1995 ---------
----------------------------------------------------------------------

 SHARES                                  SECURITY                                  VALUE
==========================================================================================
=
Thailand -- 2.1%
       12,000     Land & House Public Co. Ltd. Foreign                          $
211,750
       20,000     United Communication Industry Public Co. Ltd. Foreign
292,742
-----------------------------------------------------------------------------------------
                                                                                    504,49
                                                                                    2
------------------------------------------------------------------------------------------
United Kingdom -- 2.3%
        5,000     Reuters Holdings PLC ADR B
227,500
       10,000     Vodafone Group PLC Sponsored ADR
318,750
------------------------------------------------------------------------------------------
                                                                                    546,25
                                                                                    0
------------------------------------------------------------------------------------------
-
                  TOTAL STOCKS
                  (Cost -- $11,404,385)
10,855,068
=========================================================================================
==
  FACE
 AMOUNT+                                 SECURITY                                  VALUE
=========================================================================================
==
BONDS -- 54.1%
Argentina -- 1.7%
     500,000      Gas Argentina S.A., 7.250% due 12/7/98 (U.S. dollar denominated)
400,000
------------------------------------------------------------------------------------------
- Brazil -- 2.0%
     500,000      Banco Nacional, 10.375% due 4/27/98 (U.S. dollar denominated)
477,500
------------------------------------------------------------------------------------------
- Canada -- 6.2%
   2,000,000      Canada, 7.500% due 7/1/97
1,462,228 ----------------------------------------------------------------------------------------
--
- Denmark -- 3.5%
   5,000,000      Kingdom of Denmark, 7.000% due 12/15/04
825,888
------------------------------------------------------------------------------------------
- France -- 5.1%
   6,000,000      France BTAN, 6.500% due 10/12/96
1,213,479 ----------------------------------------------------------------------------------------
--
- Germany -- 4.6%
   1,500,000      Treuhandanstalt, 6.250% due 7/29/99
1,087,535 ----------------------------------------------------------------------------------------
--
- Ireland -- 6.9%
   1,000,000      Republic of Ireland, 8.750% due 7/27/97
1,641,322 ----------------------------------------------------------------------------------------
--
- Malaysia -- 1.3%
     300,000      Renong Berhad Convertible Notes, 2.500% due 1/15/05(b)
301,500
------------------------------------------------------------------------------------------
- Netherlands -- 6.3%
    2,500,000     Netherlands, 5.750% due 1/15/04
1,486,155 ----------------------------------------------------------------------------------------
--
-

                       See Notes to Financial Statements.
22

Smith Barney World Funds, Inc.
International Balanced Portfolio -------------------------
Schedules of Investments (unaudited) (continued)      April 30, 1995 -----
---------------------------------------------------------------

  FACE
 AMOUNT+                                 SECURITY                                  VALUE
======================================================================
=
New Zealand -- 5.7%
    2,000,000     New Zealand, 9.000% due 11/15/96                              $
1,357,578 ----------------------------------------------------------------------------------------
--
- Philippines -- 0.9%
      250,000     House of Investments Inc. Convertible, 4.000% due 10/17/01(b)
221,250 --------------------------------------------------------------------------------
----------        Spain -- 7.0%
  200,000,000     Spanish Government, 12.250% due 3/25/00
1,648,578 ------------------------------------------------------------------------------
------------      Sweden -- 2.9%
    5,000,000     Kingdom of Sweden, 10.750% due 1/23/97
693,447 --------------------------------------------------------------------------------
---------
                  - TOTAL BONDS
                  (Cost -- $12,193,379)
12,816,460
========================================================================================
==
                  = TOTAL INVESTMENTS -- 100%
                  (Cost -- $23,597,764)++
$23,671,528
========================================================================================
== =

(a) Non-income producing security.

(b) Security exempt from registration under Rule 144A of Securites Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  + Represents local currency.

 ++ Aggregate cost for Federal income taxes is substantially the same.


                      See Notes to Financial Statements.

Smith Barney World Funds, Inc. ------------------------------
----------
Statements of Assets and Liabilities (unaudited)                  April 30, 1995
----------------------------------------------------------------------------

                                                          International European           Pacific
                                                          Balanced
                                                         Portfolio          Portfolio
Portfolio
=============================================================================
== ==
ASSETS:
  Investments, at value
    (Cost -- $31,714,729,
    $8,311,925 and $23,597,764)                        $37,985,093        $ 7,682,674
$23,671,528
  Foreign currency (Cost -- $788,507,
    $6,893 and $449,394)                                   753,624              6,895
451,363
  Cash                                                          --          1,278,412
420,640
  Receivable for Fund shares sold                           28,030             10,000
171,595
  Receivable for securities sold                           238,825             67,794
-
-
  Dividends and interest receivable                        230,101              2,761
348,713
  Receivable from manager                                   10,344             37,640
29,801 --------------------------------------------------------------------
--------
  Total Assets                                          39,246,017          9,086,176
  25,093,640 -------------------------------------------------------
--------------LIABILITIES:
  Payable for Fund shares purchased                         63,258                382
-
-
  Payable for securities purchased                         358,444                 --
-
-
  Payable for open forward foreign
    currency contracts (Note 4)                                 --                 --
63,607
  Management fees payable                                   32,574              3,633
17,345
  Distribution costs payable                                 7,795                 --
14,642
  Accrued expenses                                          77,227                 26
79,404
  Other liabilities                                        853,461                 --
-

-----------------------------------------------------------------------------------------------------
  -Total Liabilities                                     1,392,759              4,041
  174,998 -------------------------------------------------------------------------------------------
-----------Total Net Assets                                                               $37,853,258
$ 9,082,135
$24,918,642
=====================================================================================================
== =

NET ASSETS:
  Par value of capital shares                          $     2,819        $       859        $
2,108
  Capital paid in excess of par value                   31,821,575         10,472,507
25,340,666
  Accumulated net investment loss                          (41,886)           (60,572)
(218,313)
  Accumulated net realized loss
    on investments                                        (176,394)          (702,129)
(231,625)
  Net unrealized appreciation (depreciation)
    of investments and foreign currencies                6,247,144           (628,530)
25,806 ----------------------------------------------------------------------------------------------
--------Total Net Assets                                                                  $37,853,258
$ 9,082,135
$24,918,642
=====================================================================================================
== =

                      See Notes to Financial Statements.
24

Smith Barney World Funds, Inc. --------------------------------------
---------
Statements of Assets and Liabilities (unaudited) (continued)--------------

                                                          International European           Pacific
                                                          Balanced
                                                         Portfolio         Portfolio       Portfolio
=====================================================================================================
=
Shares Outstanding:
  Class A                                                 856,827           523,793
1,574,964
---------------------------------------------------------------------------------------------------
  Class B                                               1,856,142           118,181
  171,653
---------------------------------------------------------------------------------------------------
  Class C                                                 106,227           216,713
  361,180
---------------------------------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                           $13.48            $10.63
$11.82
---------------------------------------------------------------------------------------------------
  Class B *                                                $13.43            $10.57
$11.84 ---------------------------------------------------------------------------------------------
------
  Class C **                                               $13.38            $10.54
$11.82 ---------------------------------------------------------------------------------------------
------Class A Maximum Public Offering Price Per Share
  (net asset value plus 5.26% of net asset value
  per share)                                               $14.19            $11.19
$12.44
==================================================================================================
== ==

 * Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed less than one year from initial purchase and declines by 1.00% per year until no CDSC is incurred.

** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc. ----------------------------
-----------
Statements of Operations (unaudited)    -----------------------------
--------------------
For the Six Months Ended April 30, 1995


                                                          International European           Pacific
                                                          Balanced
                                                         Portfolio          Portfolio
Portfolio
===================================================================================================
== ==
INVESTMENT INCOME:
  Interest                                                     --                 --          $
548,809
  Dividends                                            $   20,751         $   33,670
55,297 --------------------------------------------------------------------------------------------
--------
  -Total Investment Income                                 20,751             33,670
  604,106 -----------------------------------------------------------------------------------------
------------EXPENSES:
  Management fees (Note 2)                                 32,574             38,454
105,275
  Distribution costs (Note 2)                              18,880             21,537
50,445
  Registration fees                                        17,926             15,878
6,822
  Audit and legal fees                                     10,125              6,625
7,125
  Shareholder communication fees                            9,493             10,183
6,463
  Shareholder and system servicing fees                     8,286              5,070
16,245
  Directors' fees                                           2,030              1,910
2,966
  Other                                                    10,200             10,300
10,382 --------------------------------------------------------------
--------
  -Total Expenses                                         109,514            109,957
  205,723
  Less: Management fee waiver                                  --             15,834
-----------------------------------------------------------------------
--
  -Net Expenses                                           109,514             94,123
  205,723 -----------------------------------------------------------------------------------------
------------Net Investment Income (Loss)                  (88,763)           (60,453)
398,383 -------------------------------------------------------------------------------------------
----------REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES:
  Realized Gain (Loss) From:
    Securities transactions                               (47,283)          (665,091)
(231,625)
    Foreign currency transactions                          46,877               (119)
(306,158) -------------------------------------------------------------------------------------------
----------
  Net Realized Loss                                          (406)          (665,210)
  (537,783) -----------------------------------------------------------------------------------------
------------
  Change in Net Unrealized Appreciation
  (Depreciation) of Investments and Foreign Currencies:
    Beginning of period (Note 1)                          462,498            457,481
276,354
    End of period                                       6,247,144           (628,530)
25,806
-----------------------------------------------------------------------------------------------------
  Increase (Decrease) in
    Net Unrealized Appreciation                         5,784,646         (1,086,011)
(250,548) -------------------------------------------------------------------------------------------
----------Net Gain (Loss) on Investments
  and Foreign Currencies                                5,784,240         (1,751,221)
(788,331) -------------------------------------------------------------------------------------------
----------Increase (Decrease) in Net Assets
  From Operations                                      $5,695,477        $(1,811,674)
$(389,948)
=====================================================================================================
==

                      See Notes to Financial Statements.
26

Smith Barney World Funds, Inc. -----------------------------------
---------
Statements of Changes in Net Assets      --------------------------
-------------------

For the Six Months Ended April 30, 1995 (unaudited) and the Period Ended October 31, 1994

                                                      European                        Pacific
                                                      Portfolio                      Portfolio ------
                                                      --
                                              -----------------     -------------------------
                                                 1995          1994(a)           1995
1994(a)
===================================================================================================
==
OPERATIONS:
  Net investment loss                         $   (88,763)   $  (56,218)   $   (60,453)  $
(57,806)
  Net realized loss                                  (406)     (141,544)      (665,210)
(47,641)
  Increase (decrease) in net
    unrealized appreciation of investments
    and foreign currencies                      5,784,646       462,498     (1,086,011)
457,481
---------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets
    From Operations                             5,695,477       264,736     (1,811,674)
352,034
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income                                --            --             --            -
-
  Net realized gain                                    --            --             --            -
-
---------------------------------------------------------------------------------------------------
  -Decrease in Net Assets From
    Distributions to Shareholders                      --            --             --            -
-
---------------------------------------------------------------------------------------------------
-FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares              8,172,152     8,562,656     15,282,004
12,242,972
  Net asset value of shares issued
    for reinvestment of dividends                      --            --             --            -
-
  Net asset value of shares issued
    in connection with the transfer of
    the Smith Barney European Fund's
    net assets (Note 7)                        25,837,876            --             --            --
  Cost of shares reacquired                    (8,648,600)   (2,031,039)   (15,093,989)
(1,889,212)
----------------------------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                    25,361,428     6,531,617        188,015    10,353,760
----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets              31,056,905     6,796,353     (1,623,659)   10,705,794
NET ASSETS:
  Beginning of period                           6,796,353            --     10,705,794            --
----------------------------------------------------------------------------------------------------
  End of period*                              $37,853,258    $6,796,353    $ 9,082,135   $10,705,794
====================================================================================================
= * Includes undistributed net
    investment loss of:                          $(41,886)           --       $(60,572)           --
====================================================================================================
=

(a) For the period from February 7, 1994 (commencement of operations) to October 31, 1994.

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc. ----------------------------------
----------
Statements of Changes in Net Assets (continued)      --------
--------------------------------

For the Six Months Ended April 30, 1995 (unaudited) and the Period Ended October 31, 1994

                                                                               International
                                                                             Balanced Portfolio ----
                                                                             --
                                                                     --------------------------
                                                                         1995                1994(a)
====================================================================================================
==
OPERATIONS:
  Net investment income                                              $   398,383           $
55,414
  Net realized gain (loss)                                              (537,783)
72,613
  Increase (decrease) in net unrealized appreciation
    of investments and foreign currencies                               (250,548)
276,354
----------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations                     (389,948)
  404,381
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                 (438,565)
--
  Net realized gain                                                           --
--
----------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions
    to Shareholders                                                     (438,565)
--
----------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                     8,185,198
24,701,801
  Net asset value of shares issued
    for reinvestment of dividends                                        393,960
--
  Cost of shares reacquired                                           (7,776,421)
(161,764) ------------------------------------------------------------------------------------------
----------
  Increase in Net Assets From
    Fund Share Transactions                                              802,737
24,540,037
----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                        (25,776)
24,944,418
NET ASSETS:
  Beginning of period                                                 24,944,418
--
----------------------------------------------------------------------------------------------------
  End of period*                                                     $24,918,642
  $24,944,418
====================================================================================================
== * Includes undistributed net investment income (loss) of:           $(218,313)
$134,941
====================================================================================================
==
(a) For the period from August 25, 1994 (commencement of operations) to October 31, 1994.
                      See Notes to Financial Statements.
28

Smith Barney World Funds, Inc. -----------------------------
----------
Notes to Financial Statements (unaudited)  -------------------

     1. SIGNIFICANT ACCOUNTING POLICIES

     The European Portfolio ("European"), Pacific Portfolio ("Pacific") and International Balanced Portfolio ("International Balanced") are separate investment portfolios ("Portfolio") of the Smith Barney World Funds, Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end investment company and consists of these Portfolios and two other separate investment portfolios: International Equity and Global Government Bond Portfolios. The financial statements and financial highlights for the other portfolios are presented in separate semiannual reports.

     The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded in national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and listed securities for which no sale was reported on that date are valued at the mean between the bid and ask prices. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities. Short-term securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, as applicable; (c) gains or losses on the sale of securities are calculated by using the specific identification method; (d) interest income, adjusted for amortization of premiums and accretion of discount, is recorded on the accrual basis; (e) direct expenses are charged to each Portfolio and class, management fees and general expenses are allocated on the basis of relative net assets; (f) foreign currencies (and receivables and payables for unsettled foreign securities transactions) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Translation gains or losses resulting from changes in the exchange rate and realized gains and losses on the settlement of foreign currency transactions are reported in the statements of operations; (g) during 1994, the Portfolios adopted Statement of Position 93-2 Determination, Disclosure, and Financial
                                   ----------------------------------------
Statement Presentation of Income, Capital Gain and Return of Capital ------- -----------------------------------------------------------Distributions by
Investment Companies. Accordingly, book and tax ----------------------------
--------


Smith Barney World Funds, Inc. ---------------------------------------------
---------------------------------Notes to Financial Statements (unaudited) (continued) ---------------------------------------------------------------
----------------
basis differences relating to shareholder distributions and other permanent book and tax differences are reclassified to paid-in capital. As of October 31, 1994, the cumulative effect of such differences, totaling $68,651 and $68,409, for the European and Pacific Portfolios were reclassified to paid-in capital from accumulated net investment losses and realized net foreign currency losses. Net investment income, net realized gains, and net assets were not affected by this change. In addition, $6,914 of unrealized forward foreign currency gains were reclassified to undistributed net investment income for the International Balanced Portfolio for the period ended October 31, 1994; and (i) the Portfolios intend to comply with the requirements of the Internal Revenue Code pertaining to regulated investment companies and to make the required distributions to shareholders; therefore no provision for Federal income taxes has been made.
In addition, the Portfolios may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

     2. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATED PERSONS Smith Barney Mutual Fund Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment manager of the Fund. The European, Pacific and International Balanced Portfolios pay SBMFM a management fee calculated at the annual rate of 0.85% on average daily net assets; this fee is calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of the Fund's shares. For the six months ended April 30, 1995, SB has advised the Fund that it was paid sales charges of approximately $1,000, $4,000 and $24,000 by purchasers of Fund shares for the European, Pacific and International Balanced Portfolios, respectively.

   Effective November 7, 1994, the Fund adopted a new class structure, renaming the existing Class B shares as Class C shares. Under the new class structure, a contingent deferred sales charge ("CDSC") of 5.00% is imposed on new Class B shares if redemption occurs less than one year
30

Smith Barney World Funds, Inc. ---------------------------------------------
---------------------------------Notes to Financial Statements (unaudited) (continued) ---------------------------------------------------------------
----------------

from initial purchase and declines by 1.00% per year until no CDSC is incurred. A CDSC of 1.00% is imposed on Class C shares if redemption occurs within the first year from the date such investments was made. Any CDSC imposed on redemptions is paid to SB. For the six months ended April 30, 1995, there were approximately $9,000 in such charges.

     Pursuant to a Distribution Plan each Portfolio pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class' shares. The Portfolios also pay a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of average daily net assets for that class. All officers and three directors of the Fund are employees of SB.
 Through April 30, 1995, SBMFM waived $15,834 of management fees for the Pacific Portfolio.
     3. INVESTMENTS
For the six months ended April 30, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

                                                          International European             Pacific
                                                          Balanced
                                                          Portfolio           Portfolio
Portfolio
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
----
Purchases                                                 $3,536,166$           691,561
$3,539,201
------------------------------------------------------------------------------------------------------
--Sales                                                    8,584,479          1,736,312
2,847,256
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
----

     At April 30, 1995, the aggregate gross unrealized appreciation and depreciation of investments for tax purposes were as follows:


                                                          International European             Pacific
                                                          Balanced
                                                          Portfolio           Portfolio
Portfolio
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
----
Gross unrealized appreciation                             $7,262,619         $   394,931     $
1,548,087
Gross unrealized depreciation                               (992,255)         (1,024,182)
(1,474,323) ------------------------------------------------------------------------------------------
--------------Net unrealized appreciation (depreciation)                      $6,270,364         $
(629,251)                                 $               73,764
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
----

Smith Barney World Funds, Inc. -------------------------------------
--------
Notes to Financial Statements (unaudited) (continued)  -----------
--------------------------------

     4. FORWARD FOREIGN CURRENCY CONTRACTS

     At April 30, 1995, the International Balanced Portfolio had open forward foreign currency contracts as described below. The Portfolio bears the market risk that arises from changes in foreign currency exchange rates. The unrealized loss on the contracts reflected in the accompanying financial statements are as follows:



                                           Unrealized Local              Market
                                           Settlement                            Gain
                                          Currency            Value                Date             (Loss)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
----
To Sell:
  Canadian Dollar                         2,013,764           $1,479,839        6/12/95
$(30,566)
  New Zealand Dollar                        944,890              636,101        6/12/95
(9,450)
  Spanish Peseta                        100,000,000              812,348        6/12/95
(15,154)
  Swedish Krona                           4,919,461              676,996        6/12/95
(8,437)
----------------------------------------------------------------------------------------------------------
--Total Market Value and
  Unrealized Loss on
  Forward Foreign
  Currency Contracts                                          $3,605,284
$(63,607)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
----

     5. PORTFOLIO CONCENTRATION
     The Portfolios' investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

 In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counter parties to meet the terms of their contracts.

Smith Barney World Funds, Inc. ---------------------------------------------
---------------------------------Notes to Financial Statements (unaudited) (continued) ---------------------------------------------------------------
----------------

     6. CAPITAL SHARES
     At April 30, 1995, there were two billion shares of $.001 par value capital stock authorized. The Portfolios have the authority to issue multiple classes of shares. Each share of a class represents an identical legal interest in the Portfolios and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. At April 30, 1995, total paid-in capital, including adjustments for book and tax differences discussed in Note 1, amounted to the following for each Portfolio:

Total Paid-in Capital                       Class A                    Class B               Class
C
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
----
European Portfolio                        $ 9,919,737                $20,617,893
$1,286,764 Pacific Portfolio                           6,526,995                  1,237,931
2,708,440 International Balanced Portfolio           19,002,391                  2,018,191
4,322,192 --------------------------------------------------------------------------------------------------------

     Transactions in shares of each class were as follows:


                                                      Six Months Ended                             Period Ended
                                                       April 30, 1995                           October 31, 1994
                                                       (a)
                                                 --------------------------                 ----------------------
--European Portfolio                             Shares              Amount                 Shares
Amount -----------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
-----------
Class A*+
Shares sold                                476,185            $ 6,071,113             458,402            $
6,252,684
Net asset value of shares
  issued in connection with
  the transfer of the Smith
  Barney European Fund's
  net assets (Note 7)                      491,711              5,483,873                  --
--
Shares redeemed                           (513,844)            (6,575,571)            (55,627)
(1,258,667) ------------------------------------------------------------------------------------------------------
--------------Net Increase                               454,052             $ 4,979,415             402,775
$
4,994,017 --------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
--------------Class B*
Shares sold                                 40,186            $   512,335                  --
-
-
Net asset value of shares
  issued in connection with
  the transfer of the Smith
  Barney European Fund's
  net assets (Note 7)                      1,834,562           20,351,639                  --
-
-
Shares redeemed                             (143,880)          (1,768,725)                 --
------------------------------------------------------------------------------------------------------------------
--
-Net Increase                               1,730,868         $19,095,249                  --
-

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
----

Smith Barney World Funds, Inc.
----------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)  --------
--------------------


                                                      Six Months Ended                             Period Ended
                                                       April 30, 1995                           October 31, 1994
(a)
                                                 --------------------------                 ----------------------
--
--
European Portfolio                               Shares              Amount                 Shares
Amount -----------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
-----------
Class C*++
Shares sold                                  130,414             $1,588,704              141,147
$1,735,144
Net asset value of shares
  issued in connection with
  the transfer of the Smith
  Barney European Fund's
  net assets (Note 7)                             29                  2,364                   --
-
-
Shares redeemed                              (24,216)              (304,304)             (15,873)
(195,392) ---------------------------------------------------------------------------------------------------------
-----------Net Increase                                106,227                            $1,286,764
125,274            $1,539,752 -------------------------------------------------------------------------------------
-------------------------------

(a) For the period from February 7, 1994 to October 31, 1994.

  * Sales of Class A, B and C shares commenced on February 7, 1994, November 7, 1994 and February 14, 1994, respectively.

  + On October 10, 1994 the former Class C shares were exchanged into Class A shares, therefore Class C share activity for the period from February
    14, 1994 to October 9, 1994 is included with the Class A shares activity.
  ++ On November 7, 1994 the former Class B shares were renamed Class C shares.

                                                      Six Months Ended                             Period Ended
                                                       April 30, 1995                           October 31, 1994 (a)
-
                                                 -------------------------                 -------------------------
-
Pacific Portfolio                                Shares              Amount                 Shares
Amount
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class A*+
Shares sold                                  690,568             $ 7,244,420             713,604            $
8,894,536
Shares redeemed                             (750,347)             (7,976,316)           (130,032)
(1,592,618) --------------------------------------------------------------------------------------------------------
------------Net Increase (Decrease)          (59,779)            $  (731,896)            583,572            $
7,301,918 ----------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
----------Class B*
Shares sold                                  462,119             $ 4,841,363                  --
-
-
Shares redeemed                             (590,312)             (6,629,892)                 --
-

--------------------------------------------------------------------------------------------------------------------
Net Decrease                                (128,193)            $(1,788,529)                 --
-

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class C*++
Shares sold                                  261,963             $ 3,196,221             264,017            $
3,273,313
Shares redeemed                              (42,250)               (487,781)            (17,643)
(219,994) ----------------------------------------------------------------------------------------------------------
----------Net Increase                       219,713             $ 2,708,440             246,374            $
3,053,319 ----------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
----------

(a) For the period from February 7, 1994 to October 31, 1994.

  * Sales of Class A, B and C shares commenced on February 7, 1994, November 7, 1994 and February 11, 1994, respectively.
  + On October 10, 1994 the former Class C shares were exchanged into Class A shares; therefore Class C share activity for the period from February 11,
  1994 to October 9, 1994 is included with the Class A share activity.

  ++ On November 7, 1994 the former Class B shares were renamed Class C shares.

---------------------------------------------------------------------------
--Smith Barney World Funds, Inc. -------------------------------------------
-----------------------------------Notes to Financial Statements (unaudited)
(continued)  ---------------------------------------------------------------
----------------


                                                      Six Months Ended                             Period Ended
                                                       April 30, 1995                           October 31, 1994 (a)
                                                 --------------------------                 ------------------------
-
International
Balanced Portfolio                               Shares              Amount                 Shares
Amount
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
--
Class A*
Shares sold                                  122,675             $ 1,435,040             1,704,454
$20,452,319
Shares issued on reinvestment                 28,060                 319,666                    --
-
-
Shares redeemed                             (267,260)             (3,048,628)              (12,965)
(156,006) ----------------------------------------------------------------------------------------------------------
-----------Net Increase (Decrease)                     (116,525)            $(1,293,922)              1,691,489
$20,296,313 --------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
--------------Class B*
Shares sold                                  185,248             $ 2,173,666                    --
-
-
Shares issued on reinvestment                  1,787                  20,376                    --
-
-
Shares redeemed                             (369,168)             (4,419,575)                   --
-

--------------------------------------------------------------------------------------------------------------------
-Net Decrease                                (182,133)            $(2,225,533)                     --
-

--------------------------------------------------------------------------------------------------------------------
-Class C*++
Shares sold                                  383,476             $ 4,576,492               354,268          $
4,249,482
Shares issued on reinvestment                  4,735                  53,918                    --
-
-
Shares redeemed                              (27,031)               (308,218)                 (482)
(5,758) ------------------------------------------------------------------------------------------------------------
---------Net Increase                                 361,180             $ 4,322,192                   353,786
$
4,243,724 ----------------------------------------------------------------------------------------------------------
-----------
(a) For the period from August 25, 1994 to October 31, 1994.

  * Sales of Class A, B and C shares commenced on August 25, 1994, November 7, 1994 and August 25, 1994, respectively.
 ++ On November 7, 1994 the former Class B shares were renamed Class C shares.

     7. TRANSFER OF NET ASSETS
     On April 24, 1995, the European Portfolio acquired the assets and certain liabilities of the Smith Barney European Fund Inc. ("SBEF"), pursuant to a plan of reorganization approved by SBEF shareholders on April 20, 1995. Total shares issued by the European Portfolio and the total net assets of SBEF and the Portfolio are as follows:

                                                                                  Total Net
                                                  Shares                          Assets of                    Total Net
   Acquired                                    Issued by                          Acquired                     Assets of
    Funds                                    the Portfolio                          Fund                      the
Portfolio --------------------------------------------------------------------------------------------------------------
------------
European Fund                               2,326,302                          $30,790,937
$38,441,787
------------------------------------------------------------------------------------------------------------------------
--

Smith Barney World Funds, Inc.
----------------------------------------------------------------------------
--Financial Highlights    --------------------------------------------------
---
---------------------------
FOR A SHARE OF EACH CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD:

                                                       Class A (a)              Class B                   Class C (b)
European Portfolio                             1995 (1)         1994 (2)        1995 (3)          1995 (1)          1994 (4)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $12.88             $12.50         $12.62           $12.83
$12.48 ----------------------------------------------------------------------------------------------------------------------
------Income From Investment Operations:
  Net investment loss*                            (0.04)             (0.11)            --            (0.15)
(0.16)
  Net realized and unrealized
    gain on investments                            0.64               0.49           0.81             0.70
0.51 ------------------------------------------------------------------------------------------------------------------------
----Total Income From
  Investment Operations                            0.60               0.38           0.81             0.55
0.35 ------------------------------------------------------------------------------------------------------------------------
----Less Distributions:
  Dividends from net investment income               --                --              --               --                  -
-
  Distributions from net realized gains
    on security transactions                         --                --              --               --                  -

----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  --                --              --               --                  -

----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $13.48            $12.88          $13.43           $13.38
$12.83 ----------------------------------------------------------------------------------------------------------------------
------
Total Return                                       4.66%++           3.04%++         6.42%++          4.29%++
2.80%++ ---------------------------------------------------------------------------------------------------------------------
-------Net Assets, End of Period (000s)                $11,525            $5,189         $24,913           $1,415
$1,607 ----------------------------------------------------------------------------------------------------------------------
------Ratios to Average Net Assets:
  Expenses*                                        2.46%+            1.34%+          4.61%+           3.06%+
2.02%+
  Net investment income (loss)                    (1.28)+           (1.12)+          1.48+           (2.22)+
(1.60)+ ---------------------------------------------------------------------------------------------------------------------
-------Portfolio Turnover Rate                    47.90%            20.57%          47.90%           47.90%
20.57%
-----------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

(a) On October 10, 1994, the former Class C shares were exchanged into Class A shares; therefore Class C share activity for the period from

    February 14, 1994 to October 9, 1994 is included with the Class A share activity.

(b) On November 7, 1994 the former Class B shares were renamed Class C shares. (1) For the six months ended April 30, 1995 (unaudited).

(2) For the period from February 7, 1994 (inception date) to October 31, 1994. (3) For the period from November 7, 1994 (inception date) to April 30,
    1995 (unaudited).
(4) For the period from February 14, 1994 (inception date) to October 31,
1994.
++ Not annualized as it may not be representative of the total return for the year.

  + Annualized.

  * The Manager has agreed to waive all management fees and has agreed to reimburse the European Portfolio for $10,344 of the Portfolio's expenses during the period ended October 31, 1994. If the Manager had not agreed to the fee waiver and expense reimbursement, the per share decrease in net investment income and the ratio of expenses to average net assets would have been:

European                                                                                   Class A                     Class
B
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Net investment income decrease                                                              $0.10
$0.10
Expense ratio                                                                                2.37%+
3.07%+ ---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
-------

Smith Barney World Funds, Inc.
-----------------------------------------------------------------------------
-Financial Highlights (continued)    -----------------------------------------
---------------------------------------

FOR A SHARE OF EACH CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD:

                                                       Class A (a)              Class B                   Class C (b)
Pacific Portfolio                              1995 (1)         1994 (2)        1995 (3)          1995 (1)          1994
(4) -----------------------------------------------------------------------------------------------------------------------
-----
Net Asset Value, Beginning of Period             $12.92             $12.50         $12.64           $12.86
$12.50 Income From Investment Operations:
Net investment loss*                            (0.06)             (0.07)         (0.03)           (0.11)
  (0.11) Net realized and unrealized
    gain (loss) on investments                    (2.23)              0.49          (2.04)           (2.21)
0.47 ----------------------------------------------------------------------------------------------------------------------
------Total Income (Loss) from
  Investment Operations                           (2.29)              0.42          (2.07)           (2.32)
0.36 ----------------------------------------------------------------------------------------------------------------------
------Less Distributions:
Dividends from net investment income               --                 --             --               --                  -
-
  Distributions from net realized gains
    on security transactions                         --                 --             --               --
---------------------------------------------------------------------------------------------------------------------------
--
Total Distributions                                  --                 --             --               --                  -

----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $10.63             $12.92         $10.57           $10.54
$12.86 ----------------------------------------------------------------------------------------------------------------------
------
Total Return                                     (17.72)%++           3.36%++      (16.38)%++       (18.04)%++
2.88%++ ---------------------------------------------------------------------------------------------------------------------
-------Net Assets, End of Period (000s)          $5,554             $7,538         $1,249           $2,279
$3,167
----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses*                                        1.85%+             1.51%+         2.39%+           2.57%+
2.29%+
  Net investment loss                             (1.10)+            (0.82)+        (2.01)+          (1.82)+
(1.49)+ ---------------------------------------------------------------------------------------------------------------------
-------Portfolio Turnover Rate                     7.89%              6.14%          7.89%            7.89%
6.14%
-----------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

(a) On October 10, 1994, the former Class C shares were exchanged into Class A shares; therefore Class C share activity for the period from February 11,
  1994 to October 9, 1994 is included with the Class A share activity.

(b) On November 7, 1994 the former Class B shares were renamed Class C shares.

(1) For the six months ended April 30, 1995 (unaudited).

(2) For the period from February 7, 1994 (inception date) to October 31, 1994. (3) For the period from November 7, 1994 (inception date) to April 30, 1995
    (unaudited).
(4) For the period from February 11, 1994 (inception date) to October 31,
1994.
++ Not annualized as it may not be representative of the total return for the year.
  + Annualized.
* The Manager has agreed to waive a portion of the Portfolio's management fees during the periods ended April 30, 1995 and October 31, 1994, respectively. If the Manager had not agreed to the fee waiver, the per share decreases in net investment income and the ratios of expenses to average net assets would have been:

                                           Class A                       Class B                            Class C
Pacific                              1995            1994          1995            1994              1995            1994
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
----
Net investment income decrease       $0.02            $0.03           --             --              $0.02
$0.03
Expense ratio                         2.20%+           1.87%+       2.71%+           --               2.92%+
2.70%+ -------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
-----------

Smith Barney World Funds, Inc.
----------------------------------------------------------------------------
--Financial Highlights (continued)    --------------------------------------
-----------------------------------------

FOR A SHARE OF EACH CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD:

                                                       Class A                  Class B                   Class C (a)
International Balanced
Portfolio                                      1995 (1)         1994 (2)        1995 (3)          1995 (1)          1994
(2)
--------------------------------------------------------------------------------------------------------------------------
--
Net Asset Value, Beginning of Period           $12.20            $12.00         $12.08            $12.18            $12.00
--------------------------------------------------------------------------------------------------------------------------
--Income From Investment Operations:
  Net investment income (loss)*                  0.05              0.07          (0.01)              --               0.05
  Net realized and unrealized
    gain (loss) on investments                  (0.22)             0.13          (0.07)           (0.20)              0.13
--------------------------------------------------------------------------------------------------------------------------
--Total Income (Loss) from
  Investment Operations                         (0.17)             0.20          (0.08)           (0.20)              0.18
--------------------------------------------------------------------------------------------------------------------------
--Less Distributions:
  Dividends from net investment income          (0.21)              --           (0.16)           (0.16)                --
  Distributions from net realized gains
    on security transactions                       --               --              --               --                 --
--------------------------------------------------------------------------------------------------------------------------
--Total Distributions                            (0.21)                            --            (0.16)
(0.16)                                             --
--------------------------------------------------------------------------------------------------------------------------
--Net Asset Value, End of Period                $11.82           $12.20           $11.84          $11.82            $12.18
--------------------------------------------------------------------------------------------------------------------------
--Total Return                                    (1.28)%++        1.67%++         (0.59)%++       (1.57)%++
1.50%++ ------------------------------------------------------------------------------------------------------------------
----------Net Assets, End of Period (000s)             $18,618          $20,634           $2,032          $4,268
$4,310 -------------------------------------------------------------------------------------------------------------------
---------Ratios to Average Net Assets:
  Expenses*                                      1.49%+           1.34%+           2.38%+          2.21%+
2.03%+
  Net investment income (loss)                   0.97+            1.37+           (1.22)+          0.01+
0.79+
--------------------------------------------------------------------------------------------------------------------------

--Portfolio Turnover Rate                         12.23%           5.52%           12.23%          12.23%

5.52%

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

----

(a) On November 7, 1994 the former Class B shares were renamed Class C shares.

(1) For the six months ended April 30, 1995 (unaudited).

(2) For the period from August 25, 1994 (inception date) to October 31, 1994.

(3) For the period from November 7, 1994 (inception date) to April 30, 1995 (unaudited).




++ Not annualized as it may not be representative of the total return for the year.

  + Annualized.

  * The Manager has agreed to waive a portion of the Portfolio's management fees during the period ended October 31, 1994. If the Manager had not agreed to the fee waiver, the per share decrease in net investment income and the ratio of expenses to average net assets would have been:

International Balanced                                                                    Class A
Class C ------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
------------
    Net investment income decrease                                                            $0.02
$0.02 Expense ratio                                                                              2.03%+
2.74%+ -------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
-----------

Smith Barney
World Funds, Inc.

Directors
Victor Atkins
Robert A. Belfer
Jessica M. Bibliowicz
Alger B. Chapman
Robert A. Frankel
Rainer Greeven
Susan M. Heilbron
Heath B. McLendon, Chairman
Bruce D. Sargent
James M. Shuart

Officers
Maurits E. Edersheim
Chairman of the Fund
& Advisory Director

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

James B. Conheady
Vice President

Victor S. Filatov
Vice President

Simon R. Hildreth
Vice President

Denis P. Mangan
Vice President

Jeffrey J. Russell
Vice President

Bruce D. Sargent
Vice President

Rein W. van der Does
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary


[LOGO OF SMITH BARNEY APPEARS HERE]

Investment Manager
Smith Barney Mutual Funds
Management Inc.

Distributor
Smith Barney Inc.

Custodian
J.P. Morgan & Co. Incorporated

Shareholder
Servicing Agent
The Shareholder Services Group Inc.
P.O. Box 9134
Boston, MA 02205-9134


This report is submitted for the general information of the shareholders of Smith Barney World Funds, Inc. European, Pacific and International Balanced Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolios, which contains information concerning the Portfolios' investment policies and expenses as well as other pertinent information.

Smith Barney
World Funds, Inc.
388 Greenwich Street
New York, New York 10013

FD0625  F5

ANNUAL REPORT
-------------
1994
1994
1994
1994
1994

[PHOTO APPEARS HERE]

SMITH BARNEY
WORLD FUNDS, INC.
GLOBAL GOVERNMENT
BOND PORTFOLIO

--------------------

October 31, 1994


SMITH BARNEY
------------

---------------------------------------------------------------
----------------
GLOBAL GOVERNMENT BOND PORTFOLIO ------------------------------
-------------------------------------------------

Dear Shareholder:

We are pleased to present the annual report and audited financial statements for the Smith Barney World Funds: Global Government Bond Portfolio. The "Portfolio
Highlights" section below provides a review of the Portfolio's performance and the markets in which the assets have been invested. Following this section, you will find a more detailed summary of holdings in the Schedule of Investments.
We hope you find this information useful as you evaluate your investments.

Reflecting a difficult year for investing in global bond markets, the total return of the Global Government Portfolio was a negative 4.87% (Class A) through
October 31, 1994. Global bond markets continued to perform poorly in the third quarter, and throughout October. The strength of U.S. economic activity has been viewed by the bond market as creating potentially inflationary bottlenecks in many areas of manufacturing. In an effort to curb the resurgence of inflation, the U.S. Federal Reserve has adopted a tighter monetary policy, by raising the target Federal Funds rate six times this year. According to most indicators, this shift has not yet impacted the real economy, and the perception remains that interest rates may have further to rise before monetary policy is eased.

At this time, a further easing of monetary policy in many core
European
economies seems unlikely. In fact, in the face of stronger economic growth, a more restrained monetary policy has been implemented in the United Kingdom,
Italy and Sweden.

Against this background we have reduced the interest rate sensitivity of the
Global Government Bond Portfolio and have substantially reduced its exposure to foreign exchange fluctuations. At the same time, exposure to the more volatile peripheral currencies was reduced in favor of the Deutschemark. In anticipation of aggressive action by the Federal Reserve, and in light of recent intervention to support the dollar, the Global Government Bond Portfolio is currently 94% hedged back into its own currency. Our largest holdings are currently in
Canada, Ireland and the United Kingdom. In recent months the main focus of our activities has been to create a stable share price and to generate a high level of income.

In the past few weeks, we have seen a change in the tone of the currency markets, starting with the successful intervention by the Federal Reserve to support the dollar this Fall, and bolstered by the most recent increase in the
Federal Funds rate in November. These events have had the effect of calming financial markets, and we look forward to a much more favorable investment environment in the coming year.

                                   * * * * *
We appreciate your support and will continue to pledge our best efforts on your behalf.



Sincerely yours,

/s/ Stephen Treadway

Stephen Treadway
Chairman

December 15, 1994

SMITH BARNEY WORLD FUNDS, INC.
GLOBAL GOVERNMENT BOND PORTFOLIO

---------------------------------------------------------------
----------------
Historical Performance -- Class A Shares ----------------------
---------------------------------------------------------

                      Net Asset Value
                    -------------------
                    Beginning    End of     Income     Capital
Gain     Total
Period ended        of Period    Period    Dividends
Distributions  Returns(1) -------------------------------------
------------------------------------------
10/31/94*             $12.92     $11.68    $ 0.230        $
0.00
(4.87)%
12/31/93               11.84      12.92      0.518
0.59
19.13
12/31/92               12.90      11.84      0.970
0.19
0.93
7/22/91+-12/31/91      12.00      12.90      0.440
0.13
12.42
                                           -------        ----
-Total                                     $ 2.158        $
0.91
                                           =======
======

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

---------------------------------------------------------------
----------------
Average Annual Total Return -- Class A Shares -----------------
--------------------------------------------------------------

                                                   Without
With
                                               Sales Charge(1)
Sales Charge(2)
                                               ---------------
--------------
Period Ended October 31, 1994*                      (4.87)%
(8.68)%
7/22/91+ through 10/31/94                            7.96
6.62
Cumulative Total Return (7/22/91-10/31/94)          28.55
N/A

---------------------------------------------------------------
----------------
Average Annual Total Return -- Class B Shares -----------------
--------------------------------------------------------------

                                                   Without
With
                                               Sales Charge(1)
Sales Charge(2)
                                               ---------------
--------------
Period Ended October 31, 1994*                      (5.33)%
(6.28)%
1/4/93+ through 10/31/94                             6.70
6.70
Cumulative Total Return (1/4/93-10/31/94)           12.55
N/A

---------------------------------------------------------------
----------------
Average Annual Total Return -- Class C Shares -----------------
------------------------------------------------
---------------

                                                   Without
With
                                               Sales Charge(1)
Sales Charge(2)
                                               ---------------
--------------
Period Ended October 31, 1994*                      (4.86)%
(6.29)%
2/19/93+ through 10/31/94                            6.24
6.24
Cumulative Total Return (2/19/93-10/31/94)          10.82
N/A

+ Inception
* For the period January 1, 1994 to October 31, 1994.

                GROWTH OF $10,000 INVESTED IN CLASS A SHARES OF
                     GLOBAL GOVERNMENT BOND PORTFOLIO VS.
                        J.P. MORGAN GLOBAL BOND INDEX+
                                  (UNAUDITED)
                ----------------------------------------------
                           July 1991 -- October 1994


                             [GRAPH APPEARS HERE]

+ Hypothetical illustration of $10,000 invested in Class A shares on July 22,
1991 (inception), assuming deduction of the maximum 4.00% sales charge at the time of investment and the reinvestment of dividends and capital gains at Net
Asset Value through October 31, 1994. The J.P. Morgan Global Bond Index is a daily, market capitalization weighted international fixed income index consisting of 13 countries. The Index is unmanaged and is not subject to the same management and trading expenses of mutual fund. The performance of the
Portfolio's other classes may be greater or less than the Class A shares performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investments return and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

---------------------------------------------------------------
----------------

(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and Class C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, the deduction of the maximum initial sales charge of 4.00% with respect to Class A shares and a deduction of a CDSC of 1.00%
   with respect to Class B shares and 1.50% with respect to Class C shares has been factored into these calculations.

SMITH BARNEY WORLD FUNDS, INC.
GLOBAL GOVERNMENT BOND PORTFOLIO

---------------------------------------------------------------
----------------
Schedule of Investments
October 31, 1994 ----------------------------------------------
---------------------------------

    FACE
   AMOUNT+                         SECURITY
VALUE ---------------------------------------------------------
----------------------
BELGIUM -- 6.7%
     100,000,000  Kingdom of Belgium, 9.0% due 7/30/98
$ 3,358,843

-----------
CANADA -- 17.5%
      12,000,000  Canada Government, 7.5% due 7/01/97
8,759,112

-----------
DENMARK -- 8.7%
       25,000,000  Kingdom of Denmark, 9.0% due 11/15/96
4,329,812

-----------
FRANCE -- 9.4%
      25,000,000  French Treasury Bill, 4.5% due 5/12/96
4,709,573

-----------
IRELAND -- 15.3%
       4,700,000  Republic of Ireland, 8.75% due 7/27/97
7,645,043
-----------
PORTUGAL -- 8.1%
     105,000,000  European Investment Bank, 12.5% due 2/24/98
696,332
      50,000,000  European Investment Bank, 10.125% due
8/3/00 301,088
     300,000,000  International Bank of Research &
                    Development, 11.5% due 2/28/97
1,965,109
     160,000,000  International Finance Corp., 15.750% due
                    12/7/95
1,091,732

-----------

4,054,261

-----------
SPAIN -- 8.2%
      500,000,000  Government of Spain, 11.6% due 1/15/97
4,076,800

-----------
UNITED KINGDOM -- 9.6%
     3,000,000  United Kingdom Government National Cnv, 7%
                    due 8/6/97
4,791,319

-----------
UNITED STATES -- 16.5%
     2,000,000  Export Development Bank, 7.75% due 4/30/02
1,951,900
       2,000,000  Gas Argentino, 7.25% due 12/07/98
1,797,500
       2,000,000  International Bank for Research &
                    Development, 5.875% due 7/16/97
1,973,460
        2,500,000  Republic of Austria, 8.5% due 3/4/03
2,541,250

-----------

8,264,110

-----------
                  TOTAL INVESTMENTS -- 100%
                   (Cost -- $48,914,907*)
$49,988,873

===========

+ Represents local currency.
* Aggregate cost for Federal income taxes is substantially the same.


                       See Notes to Financial Statements
5

SMITH BARNEY WORLD FUNDS, INC.
GLOBAL GOVERNMENT BOND PORTFOLIO

---------------------------------------------------------------
----------------
Statement of Assets and Liabilities
October 31, 1994 ----------------------------------------------
---------------------------------

ASSETS:
     Investments, at value (Cost -- $48,914,907)
$49,988,873
     Cash and cash equivalents
22,365,221
     Receivable for Fund shares sold
17,525
     Receivable for securities sold
13,550,036
     Dividends and interest receivable
2,072,241

-----------
       Total Assets
87,993,896

-----------

LIABILITIES:
     Unrealized foreign currency loss
482,749
     Payable for Fund shares reacquired
77,204
     Management fees payable
57,103
     Distribution costs payable
28,108
     Accrued expenses and other liabilities
350,755

-----------
       Total Liabilities
995,919

-----------
       Total Net Assets
$86,997,977

-----------

NET ASSETS:
     Par value of capital shares
$     7,449
     Capital paid in excess of par value
87,604,899
     Net realized loss on investments
(1,352,089)
     Net unrealized appreciation of investments and
      foreign currencies
737,718

-----------
       Total Net Assets
$86,997,977

-----------

Shares Outstanding:
     Class A
6,676,035
     Class B
499,440
     Class C
274,099

Net Asset Value:
     Class A (and redemption price)
$11.68
     Class B*
$11.68
     Class C*
$11.68

Class A Maximum Public Offering Price Per Share
   (net asset value plus 4.17% of net asset value per share)
$12.17

* Redemption price is NAV of Class B and Class C shares reduced by 1.00% and
1.50%, respectively, if shares are redeemed within 18 months of purchase.

                      See Notes to Financial Statements.
6

SMITH BARNEY WORLD FUNDS, INC.
GLOBAL GOVERNMENT BOND PORTFOLIO

---------------------------------------------------------------
----------------
Statement of Operations                 For the period ended
October 31, 1994(a) -------------------------------------------
------------------------------------

INVESTMENT INCOME:
     Interest
$ 6,508,939

-----------
EXPENSES:
     Management fees (Note 2)
615,294
     Distribution costs (Note 2)
225,569
     Custodian fees
80,603
     Shareholder communication fees
59,318
     Shareholder servicing agent fees
44,977
     Directors' fees
37,483
     Registration fees
33,318
     Audit and legal fees
12,495
     Other
2,766

-----------
     Total Expenses
1,111,823

-----------
Net Investment Income
5,397,116

===========
REALIZED AND UNREALIZED LOSS ON
INVESTMENTS AND FOREIGN CURRENCIES:
     Realized Loss From:
       Securities transactions
(1,798,458)
       Foreign currency transactions
(5,148,744)

===========
NET REALIZED LOSS
(6,947,202)

===========
     Change in Net Unrealized Appreciation of
      Investments and Foreign Currencies:
        Beginning of period
4,154,960
        End of period (Note 1)
591,217

===========
Decrease in Net Unrealized Appreciation
(3,563,743)

-----------
      Net Loss on Investments and Foreign Currencies
(10,510,945)

===========
Decrease in Net Assets Resulting From Operations
$(5,113,829)

===========

(a)  For the period from January 1, 1994 to October 31,
1994.

                      See Notes to Financial Statements.
7

SMITH BARNEY WORLD FUNDS, INC.
GLOBAL GOVERNMENT BOND PORTFOLIO

---------------------------------------------------------------
----------------
Statement of Changes in Net Assets ----------------------------
---------------------------------------------------

For the period ended October 31, 1994 and the year ended
December 31, 1993

                                                      1994(a)
1993 ----------------------------------------------------------
---------------------
OPERATIONS:
     Net investment income                        $  5,397,116
$  7,431,616
     Net realized gain (loss)                       (6,947,202)
4,506,639
     Increase in net unrealized appreciation
      (depreciation)                                (3,563,743)
7,698,140
                                                  -------------
----------
     Increase (Decrease) In Net Assets
      Resulting From Operations                     (5,113,829)
19,636,395
                                                  -------------
----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                          (1,840,958)
(4,709,038)
     Return of capital                              (3,463,739)
--
     Net realized gain                                      --
(5,133,750)
                                                  -------------
----------
     Decrease In Net Assets from Distributions
      to Shareholders                               (5,304,697)
(9,842,788)
                                                  -------------
----------
FUND SHARE TRANSACTIONS:
     Net proceeds from sale of shares                8,103,416
18,642,381
     Net asset value of shares issued for
      reinvestment of dividends and distributions    3,110,947
5,869,265
     Cost of shares reacquired                     (26,555,201)
(29,156,989)
                                                  -------------
----------
     Decrease In Net Assets From Fund
      Share Transactions                           (15,340,838)
(4,645,343)
                                                  -------------
----------
Increase (Decrease) in Net Assets                  (25,759,364)
5,148,264
NET ASSETS:
     Beginning of period                           112,757,341
107,609,077
                                                  -------------
----------
     End of period*                               $ 86,997,977
$112,757,341
                                                  ------------
------------
*Includes undistributed net investment income of:
-$   993,038
                                                  ----------
-------------

(a)  For the period from January 1, 1994 to October 31,
1994.

                      See Notes to Financial Statements.

SMITH BARNEY WORLD FUNDS, INC.
GLOBAL GOVERNMENT BOND PORTFOLIO

---------------------------------------------------------------
----------------
Notes to Financial Statements ---------------------------------
----------------------------------------------

    1.  Significant Accounting Policies

    The Global Government Bond Portfolio ("Portfolio") is a
separate investment
portfolio of the Smith Barney World Funds, Inc. ("Fund"). The
Fund, a Maryland
corporation, is registered under the Investment Company Act of
1940, as amended,
as an open-end investment company and consists of this
Portfolio and four other
separate investment portfolios: European, Pacific,
International Balanced and
International Equity Portfolios. The significant accounting
policies
consistently followed by the Fund are: (a) security
transactions are accounted
for on trade date; (b) securities traded in national securities markets are
valued at the closing prices in the primary exchange on which they are traded;
securities listed or traded on certain foreign exchanges or
other markets whose
operations are similar to the U.S. over-the-counter market
(including securities
listed on exchanges where the primary market is believed to be over-the-counter)
and listed securities for which no sale was reported on that date are valued at
the mean between the bid and ask prices. Securities which are listed or traded
on more than one exchange or market are valued at the
quotations on the exchange
or market determined to be the primary market for securities.
Short term
securities maturing within 60 days are valued at cost plus
accreted discount, or
minus amortized premium, as applicable; (c) gains or losses on the sale of
securities are calculated by using the specific identification method; (d)
interest income, adjusted for amortization of premiums and
accretion of
discount, is recorded on the accrual basis; (e) direct expenses are charged to
each portfolio and each class, management fees and general
expenses are
allocated on the basis of relative net assets; (f) foreign
currencies (and
receivables and payables for unsettled foreign securities
transactions) are
translated into U.S. dollars based on the rate of exchange of such currencies
against U.S. dollars on the date of valuation. Translation
gains or losses
resulting from changes in the exchange rate and realized gains and losses on the
settlement of foreign currency transactions are reported in the statement of
operations; (g) certificates of deposit and other short-term investments
maintained with financial institutions are considered to be
cash equivalents;
(h) during the current year, the Fund adopted Statement of
Position 93-2
Determination, Disclosure, and Financial Statement Presentation of Income, ----------------------------------------------------
---------------------
Capital Gain, and Return of Capital Distributions by Investment Companies. ----------------------------------------------------
---------------------
Accordingly, book and tax basis differences relating to shareholder distributions and other permanent book and tax differences are reclassified to paid-in capital. As of November 1, 1994, the cumulative effect of such differences, totaling $4,063,287, was reclassified to paid-in capital from accumulated net investment loss. Net investment income, net realized gains, and net assets were not affected by this change. In addition, $146,501 of unrealized forward foreign currency losses were

SMITH BARNEY WORLD FUNDS, INC.
GLOBAL GOVERNMENT BOND PORTFOLIO

---------------------------------------------------------------
----------------
Notes to Financial Statements (continued) ---------------------
----------------------------------------------------------

also reclassified to paid-in capital; and (i) the Portfolio intends to comply with the requirements of the Internal Revenue Code pertaining to regulated investment companies and to make the required distributions to shareholders;
therefore no provision for Federal income taxes has been made.
As of October 31,
1994, the Smith Barney World Funds, Inc. has changed its year-end from December
31 to October 31. This change was done in order to facilitate the administration of the Fund.

  In addition, the Portfolio may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

   2.  Management Agreement and Transactions with Affiliated
Person

    Smith Barney Mutual Fund Management Inc. ("SBMFM"), formerly known as Smith
Barney Advisers, Inc., a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment manager of the Fund. As compensation for its services, the Global
Government Bond Portfolio pays SBMFM a fee calculated at the annual rate of
0.75% on average daily net assets; the fee is calculated daily and paid monthly.

    Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of the Portfolio's shares. For the period ended October 31, 1994, SB has advised the Portfolio that it was paid sales charges of approximately
$68,000 by
purchasers of Fund shares.

   Effective November 7, 1994, the Fund adopted a new class structure. At that time current Class B and C shares were moved into Class C and A shares, respectively. Subsequently, a declining contingent deferred sales charge
("CDSC") of 4.50% will be imposed on new Class B shares if redemption occurs within 5 years from the date such investment was made. Also, a CDSC of 1.00% is imposed on Class C shares if redemption occurs within 12 months from the date such investment was made. Any CDSC imposed on redemptions are paid to the distributor of the Portfolio. For the period ended October 31, 1994, there were
$7,990 in such charges.

    Pursuant to a Distribution Plan the Portfolio pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class' shares. The Portfolio also pays a distribution fee with respect to Class B and Class C shares calculated at the annual rate of 0.50% of average daily net assets for

SMITH BARNEY WORLD FUNDS, INC.
GLOBAL GOVERNMENT BOND PORTFOLIO

---------------------------------------------------------------
----------------
Notes to Financial Statements (continued) ---------------------
----------------------------------------------------------

that class. All officers and two directors of the Fund are employees of SB.

    3.  Investments
    For the period ended October 31, 1994, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) was $144,553,389 and $193,157,090, respectively.

    At October 31, 1994, the aggregate gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

Gross unrealized appreciation                    $1,356,577
Gross unrealized depreciation                      (282,611)
                                                 ----------
Net unrealized appreciation                      $1,073,966
                                                 ==========

  At October 31, 1994, included in cash and cash equivalents were time deposits with Credit Lyonnais London of:

                     Local
Market Value        Currency            Maturity           Rate
---------------------------------------------------------------
-
$  9,000,000     $ 9,000,000            11/2/94
4.625%
  12,584,943      18,900,000 DM         11/4/94
4.8125%

    4. Forward Foreign Currency Contracts And Options

  At October 31, 1994 the Portfolio had forward contracts for foreign currencies as described below. The Portfolio bears the market risk that arises from changes in foreign currency exchange rates. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements are as follows:


Unrealized
                               Local        Market   Settlement
Gain
Foreign Currency             Currency       Value       Date
(Loss) --------------------------------------------------------
--------------------
To Sell:
  Canadian Dollars          11,843,603   $ 8,758,818   11/4/94
$   20,562
  French Francs             21,840,465     4,248,189   11/4/94
(125,869)
  Irish Punts                4,694,375     7,560,291   11/4/94
(227,677)
  New Zealand Dollars        6,094,988     3,749,027   11/4/94
(92,034)
  Portuguese Escudo        666,263,778     4,337,377   11/4/94
(148,620)
  Spanish Pesetas          554,440,166     4,435,521   11/4/94
(114,675)
                                         -----------
----------
                                          33,089,223
(688,313)
                                         -----------
----------

SMITH BARNEY WORLD FUNDS, INC.
GLOBAL GOVERNMENT BOND PORTFOLIO

---------------------------------------------------------------
----------------
Notes to Financial Statements (continued) ---------------------
----------------------------------------------------------


Unrealized
                                                     Market
Settlement       Gain
Foreign Currency                                     Value
Date         (Loss) -------------------------------------------
----------------------------------------------
Cross Forwards**:
  Sell Belgium Francs vs. German Deutschemarks      3,449,232
11/4/94    $   (8,972)
  Sell Danish Krona vs. German Deutschemarks        4,664,613
11/4/94       (18,820)
  Sell British Pounds vs. German Deutschemarks      4,702,124
11/4/94       (41,194)
  Sell Swedish Krona vs. German Deutschemarks       4,735,402
11/4/94       (49,935)
                                                   17,551,371
(118,921)

Total Market Value and Unrealized Loss
  on Forward Foreign Currency Contracts           $50,640,594
$ (807,234)

**Local Currency on Cross Forwards
Sell                Buy
---------------------------------------------------------------
--------------------------
  Sell Belgium Francs vs. German Deutschemarks
106,490,648          5,166,565
  Sell Danish Krona vs. German Deutschemarks
27,425,994          6,977,027
  Sell British Pounds vs. German Deutschemarks
2,872,403          6,999,759
  Sell Swedish Krona vs. German Deutschemarks
33,965,011          7,036,610

    At October 31, 1994, the Portfolio had two offsetting option contracts for which the gain had been locked in. These two contracts resulted in a gain of
$643,200. The two open contracts were as follows:

Local Currency           Description             Expiration
Market Value --------------------------------------------------
-----------------------------
16,000,000            Buy: US Dollars vs.
                         Deutschemarks
                      Strike price: 1.642         12/19/94
$ 909,668

16,000,000            Sell: US Dollar vs.
                         Deutschemarks
                      Strike price: 1.642         12/19/94
(909,668)

                   Total Cost -- ($643,200)

    5.  Portfolio Concentration

    The Portfolio's investments in foreign securities may
involve risks not
present in domestic investments. Since securities may be
denominated in a
foreign currency and may require settlement in foreign
currencies and pay
interest or dividends in foreign currencies, changes in the
relationship of
these foreign currencies to the U.S. dollar can significantly affect the value
of the investments and earnings of the Portfolio. Foreign
investments may
subject the Portfolio to foreign government exchange
restrictions,
expropriation, taxation or other political, social or economic developments, all
of which could affect the market and/or credit risk of
the investments.
12

SMITH BARNEY WORLD FUNDS, INC.
GLOBAL GOVERNMENT BOND PORTFOLIO

---------------------------------------------------------------
----------------
Notes to Financial Statements (continued) ---------------------
----------------------------------------------------------

   In addition to the risks described above, risks may arise from forward currency contracts with respect to the potential inability of counter parties to meet the terms of their contracts.

    6.  Capital Shares
    At October 31, 1994, the Fund had two billion shares of $.001 par value capital stock authorized. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical legal interest in the Portfolio and has the same rights except that each class bears certain expenses, including those specifically related to the distribution of its shares. At October 31, 1994, paid in capital, including adjustments for book and tax difference discussed in Note 1, amounted to the following for each class:

                                         Class A       Class B
Class C -------------------------------------------------------
------------------------
Total Paid-in Capital                 $ 78,234,812   $
3,291,545 $  6,085,991

     Transactions in shares of each class were as follows:

                                            Period Ended
Year Ended
                                         October 31, 1994(a)
December 31, 1993
                                       ------------------------
-----------------
Global Government Bond                 Shares          Amount
Shares        Amount ------------------------------------------
-------------------------------------------------
Class A
Shares sold                             194,227    $
2,467,800
1,041,563   $ 12,967,908
Shares issued on reinvestment           230,834
2,800,281
451,685      5,686,981
Shares redeemed                      (2,059,934)
(25,206,264)
(2,272,201)   (28,514,522)
                                     ----------    -----------
-
----------   ------------
Net Decrease                         (1,634,873)
$(19,938,183)
(778,953)  $ (9,859,633)
                                     ==========
============
==========   ============
Class B*
Shares sold                             208,788    $
2,634,361
420,798   $  5,324,460
Shares issued on reinvestment            19,019
229,506
13,474        172,829
Shares redeemed                        (113,045)
(1,347,764)
(49,593)      (642,467)
                                     ----------    -----------
-
----------   ------------
Net Increase                            114,762    $
1,516,103
384,679   $  4,854,822
                                     ==========
============
==========   ============
Class C*
Shares sold                             238,639    $
3,001,255
27,950   $    350,013
Shares issued on reinvestment             6,874
81,160
737          9,455
Shares redeemed                            (101)
(1,173)
--             --
                                     ----------    -----------
-
----------   ------------
Net Increase                            245,412    $
3,081,242
28,687   $    359,468
                                     ==========
============
==========   ============

(a) For the period from January 1, 1994 to October 31, 1994.
 * Sales of Class B and Class C shares commenced on January 4,
1993 and
    February 19, 1993, respectively.

SMITH BARNEY WORLD FUNDS, INC.
GLOBAL GOVERNMENT BOND PORTFOLIO

---------------------------------------------------------------
----------------
Financial Highlights ------------------------------------------
-------------------------------------

For a share of each capital stock outstanding throughout each period:

Class A Shares                                          1994(2)
1993             1992            1991(3)
---------------------------------------------------------------
--------------------------------------------------------
Net Asset Value, Beginning of Period                   $
12.92
$   11.84         $  12.90         $  12.00
                                                       --------
---------         --------         --------
Income From Investment Operations:
  Net investment income
0.69
0.83             1.00             0.35
  Net realized and unrealized
   gain (loss) on investment
(1.28)
1.36            (0.90)            1.12
                                                       --------
---------         --------         --------
Total Income (Loss) from Investment Operations
(0.59)
2.19             0.10             1.47
                                                       --------
---------         --------         --------
Less Distributions:
  Dividends from net investment income
(0.23)
(0.52)           (0.97)           (0.44)
  Distribution from net realized gains (1)
-
(0.59)           (0.19)           (0.13)
  Return of Capital
(0.42)
-                -                -
                                                       --------
---------         --------         --------
Total Distributions
(0.65)
(1.11)           (1.16)           (0.57)
                                                       --------
---------         --------         --------
Net Asset Value, End of Period                         $
11.68
$   12.92         $  11.84         $  12.90
                                                       --------
---------         --------         --------
Total Return
(4.87)%++        19.13%            0.93%           12.42%+
                                                       --------
---------         --------         --------
Net Assets, End of Period (000s)                       $
77,961
$ 107,415         $107,609         $ 99,855
                                                       --------
---------         --------         --------
Ratios to Average Net Assets:
  Expenses
1.32%+           1.30%            1.36%            1.15%+
  Net investment income
6.57+
6.67             7.72             8.26+
                                                       --------
---------         --------         --------
Portfolio Turnover Rate
179.29%
119.06%          177.06%           63.46%
                                                       --------
---------         --------         --------
Class B Shares
1994(2)         1993(4) ---------------------------------------
---------------------------------------------------------------
-----------------
Net Asset Value, Beginning of Period
$  12.93         $  11.83

--------         --------
Income From Investment Operations:
  Net investment income
 .90             0.79
  Net realized and unrealized
   gain (loss) on investment
(1.55)            1.37
--------         --------
Total Income (Loss) from Investment
Operations (0.65)    2.16

--------         --------
Less Distributions:
  Dividends from net investment income
(0.21)           (0.47)
  Distribution from net realized gains (1)
-            (0.59)
  Return of Capital
(0.39)               -

--------         --------
Total Distributions
(0.60)           (1.06)

--------         --------
Net Asset Value, End of Period
$  11.68         $  12.93

--------         --------
Total Return
(5.33)%++        18.89%+

--------         --------
Net Assets, End of Period (000s)
$  5,835         $  4,972

--------         --------
Ratios to Average Net Assets:
  Expenses
1.80%+           1.74%+
  Net investment income
6.05+            6.28+

--------         --------
Portfolio Turnover Rate
179.29%          119.06%

--------         --------

(1) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.
(2)  For the period from January 1, 1994 to October 31, 1994.
(3)  For the period from July 22, 1991 (inception) to
December 31, 1991.
(4)  For the period from January 4, 1993 (inception date) to
December 31, 1993.
  +  Annualized.
   ++  Not annualized as it may not be representative of the
                             total
return for the
     year.

SMITH BARNEY WORLD FUNDS, INC.
GLOBAL GOVERNMENT BOND PORTFOLIO

---------------------------------------------------------------
----------------
Financial Highlights (continued) ------------------------------
-------------------------------------------------

For a share of each capital stock outstanding throughout the period:

Class C Shares                                      1994(2)
1993(3) -------------------------------------------------------
-----------------
Net Asset Value, Beginning of Period              $   12.93     $
11.97
                                                  ---------     -
-------
Income From Investment Operations:
  Net investment income                                0.76
0.69
  Net realized and unrealized
   gain (loss) on investment                          (1.35)
1.23
                                                  ---------     -
-------
Total Income (Loss) from Investment Operations        (0.59)
1.92
                                                  ---------     -
-------
Less Distributions:
  Dividends from net investment income                (0.23)
(0.37)
  Distribution from net realized gains (1)                -
(0.59)
  Return of Capital                                   (0.43)
-
                                                  ---------     -
-------
Total Distributions                                   (0.66)
(0.96)
                                                  ---------     -
-------
Net Asset Value, End of Period                    $   11.68     $
12.93
                                                  ---------     -
-------
Total Return                                          (4.86)%++
16.49%++
                                                  ---------     -
-------
Net Assets, End of Period (000s)                  $   3,202     $
371
                                                  ---------     -
-------
Ratios to Average Net Assets:
  Expenses                                             1.23%+
1.20%+
  Net investment income                                6.76+
6.73+
                                                  ---------
-------
Portfolio Turnover Rate                              179.29%
119.06%
                                                  ---------
-------

(1) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.
(2)  For the period from January 1, 1994 to October 31, 1994.
(3)  For the period from February 19, 1993 (inception date) to
December 31,
     1993.
  +  Annualized.
++ Not annualized as it may not be representative of the total return for the year.

SMITH BARNEY WORLD FUNDS, INC.
GLOBAL GOVERNMENT BOND PORTFOLIO

---------------------------------------------------------------
----------------
Independent Auditors' Report ----------------------------------
---------------------------------------------

To The Shareholders and Board of Directors of
Smith Barney World Funds, Inc.:

   We have audited the accompanying statement of assets and liabilities including the schedule of investments of the Global Government Bond Portfolio of
Smith Barney World Funds, Inc. as of October 31, 1994 and the related statement of operations for the period from January 1, 1994 to October 31, 1994, the statements of changes in net assets for the period from January
1, 1994 to
October 31, 1994 and the year ended December 31, 1993, and the financial highlights for the period from January 1, 1994 to October 31, 1994, two years ended December 31, 1993 and for the period from July 22, 1991 (inception) to
December 31, 1991. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
October 31, 1994. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Global Government Bond Portfolio of Smith Barney World Funds,
Inc. as of October
31, 1994 and the results of its operations for the period from January 1, 1994 to October 31, 1994, the changes in its net assets and for the period from
January 1, 1994 to October 31, 1994 and the year ended December
31, 1993 and the
financial highlights for the period from January 1, 1994 to October 31, 1994, two years ended December 31, 1993 and for the period from July
22, 1991
(inception) to December 31, 1991, in conformity with generally accepted accounting principles.

                                             /s/ KPMG Peat
Marwick LLP
New York, New York
December 28, 1994

SMITH BARNEY
WORLD FUNDS, INC.

DIRECTORS
Victor Atkins
Robert A. Belfer
Alger B. Chapman
Robert Frankel
Rainer Greeven
Susan M. Heilbron
Bruce D. Sargent
James M. Shuart
Stephen Treadway, Chairman

OFFICERS
Maurits E. Edersheim,
Chairman of the Fund
& Advisory Director

Stephen Treadway
Chief Executive Officer

Heath B. McLendon
Executive Vice President

Lewis E. Daidone
Senior Vice President
and Treasurer

James Conheady
Vice President

J. Gabriel Irwin
Vice President

Jeffrey Russell
Vice President

Rein Van Der Does
Vice President

Simon J. Wells
Vice President

Victor S. Filatov
Vice President

Simon R. Hildreth
Vice President

Denis P. Mangan
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary

INVESTMENT MANAGER
Smith Barney Mutual Funds
Management Inc.

DISTRIBUTOR
Smith Barney Inc.

CUSTODIAN
J.P. Morgan & Co. Incorporated

SHAREHOLDER
SERVICING AGENT
The Shareholder Servicing Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134


This report is submitted for the general information of the shareholders of
Smith Barney World Funds, Inc. Global Government Bond Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolio, which contains information concerning the Portfolio's investment policies and expenses as well as other pertinent information.


SMITH BARNEY
------------

SMITH BARNEY
WORLD FUNDS, INC.
1345 Avenue of the Americas
New York, New York 10105

FD2265 L4

A N N U A L  R E P O R T

1994
1994
1994    LOGO
1994
1994

SMITH BARNEY
WORLD FUNDS, INC.

EUROPEAN PORTFOLIO
PACIFIC PORTFOLIO
INTERNATIONAL
BALANCED PORTFOLIO

-----------------------

October 31,1994


SMITH BARNEY
------------

European, Pacific and
International Balanced Portfolios


DEAR SHAREHOLDER:

We are pleased to present the annual report and audited financial statements for the Smith Barney World Funds: European, Pacific and International Balanced
Portfolios. The "Portfolio Highlights" sections below provides a review of each
Portfolio's performance and the markets in which they are invested. Following this section, you will find a more detailed summary of their holdings in the
Schedules of Investments. We hope you find this information useful as you evaluate your investments.

PORTFOLIO HIGHLIGHTS

EUROPEAN PORTFOLIO

The Portfolio commenced operations just after the European
Financial Times
Index reached its all-time high in February 1993. Since inception, the net asset value of the European Portfolio has increased 3.04% (Class A) from $12.50 to $12.88 on October 31, 1994. This return compares favorably to the 0.61% advance of the European Financial Times Index (in U.S. dollar terms) during the same period.

After three years of recession, European economies are showing signs of improvement. Nine months ago, the consensus European economic forecast for real growth in gross domestic product was only 0.5%. At this time, however, it seems apparent that a 2.5% growth rate is achievable in the current year, and possibly 3% next year.

In several ways, the overall economic cycle in Europe has been very similar to what we have seen in the United States, but at a lag of about two years.
First of all, the decline in profitability over the past few years has forced many companies into cost-reduction programs and corporate restructuring. As the overall economy continues to turn upward, we believe that the effects of these restructurings will be reflected in relatively stronger earnings over the next two years. The trend towards privatization in many European countries should be another boost for equities.

Our weighting in Germany is neutral. We remain underweighted in France and heavily underweighted in the United Kingdom. Ireland, however, is overweighted as economic conditions are by far superior compared to those in the United
Kingdom, and valuations are more attractive. We also tend to overweight
Austria, as a means of participating in the exciting new developments in
Eastern Europe.

The Portfolio's best performing market was in Finland (up
64.50% during the
first ten months of 1994). Most notable was the strong performance of one of the Portfolio's largest holdings, Nokia.

We are also pleased with the performance of our investments in Switzerland where price/earnings ratios are relatively favorable. Also, conservative Swiss accounting standards are being adjusted toward more liberal European rules, and the corporate management of many Swiss companies is showing strong interest in improving shareholders' values. Investments in the Netherlands are currently overweighted, due to our investment in two attractive special situations (I.H.C. Caland and
NBM Amstelland).

PACIFIC PORTFOLIO

Since the inception of the Portfolio on February 7, 1994, we have been building our positions in Hong Kong (just under 17% as of the date of this report), Malaysia (just under 16%) and Singapore (about 18%). The Portfolio's performance has been in line with market movements, with a 3.36% (Class A) total return through October 31.

We continue to believe that the Portfolio will benefit from the high growth and low-inflation economic environment of the Pacific Basin. Lower cost labor has led to industrialization and prosperity, with a growing middle class and a tremendous need for the development of infrastructure. These highgrowth areas include telecommunications, transportation and basic utilities services.

We continue to overweight several markets in the Pacific Basin. Our investments in Singapore have performed well, given positive economic data and reflecting the beginning of a real estate recovery cycle. We are also positive on the Hong Kong market, having added to position earlier in the year. We are also positive about the Malaysian market, considering the improved interest-rate environment, moderate inflation and sustained economic growth.

In recent months, holdings have been added to our Philippines positions.
Here, we are attempting to take advantage of the significant number of Initial
Public Offerings on the Manila Exchange.

One market in which we remain underweighted is Japan. Persistent market concerns, a longer-than-expected duration for the recession, and high exchange rates have prevented appreciation in many of the Portfolio's growth companies.
In fact, our positions in this market have remained static throughout most of
1994.

INTERNATIONAL BALANCED PORTFOLIO

The International Balanced Portfolio is designed to invest approximately 50% of net assets in equity markets outside the United States, with the remaining
50% allocated to global fixed income investments. Thus, the review of this
Portfolio has been divided into sections for "Fixed Income" and "Equity."

FIXED INCOME: During the third quarter, global bond markets continued to perform poorly. The strength of U.S. economic activity has been viewed by the bond market as creating potentially inflationary bottlenecks in many areas of manufacturing. In an effort to curb the resurgence of inflation, the U.S.
Federal Reserve has adopted a tighter monetary policy by raising the target
Federal Funds rate six times this year. According to most indicators, this shift has not yet impacted the real economy, and the perception remains that interest rates may have further to rise before monetary policy is eased.

At this time, a further easing of monetary policy in many core
European
economies seems unlikely. In fact, in the face of stronger economic growth, a more restrained monetary policy has been implemented in the United Kingdom,
Italy and Sweden.

In view of these economic trends, we have defensively positioned the assets of the Balanced Portfolio's fixed-income portion. As of October 31, 1994, we were 100% invested with our largest holdings in Holland, France, Ireland, Spain and New Zealand. In very recent weeks, we have have seen a change in the tone of the currency markets, starting with the successful intervention by the
Federal Reserve to support the dollar this Fall, and bolstered by the most recent increase in the Federal Funds rate in November. Accordingly, we have increased our dollar weighting from below 50% to just over 70%.

EQUITY:  The positioning of the International Balanced
Portfolio's equity
holdings are concentrated in sectors that we believe will perform well in the current economic cycle, such as retailing, construction and construction materials, telecommunications and equipment suppliers, and consumer nondurables. In general, we have attempted to identify companies with the potential for high, dependable earnings-growth rates (often expected to be 25 to 50% higher than the average of their local markets).

Our emphasis is on broad diversification, with the assets spread across 24 markets as of the date of this letter. Investments in the Pacific Basin, which comprise about 15% of the total portfolio, include holdings in Hong Kong,
Japan, Malaysia, the Philippines, Singapore and Thailand. Outside of Japan, the stock markets of the Pacific Basin have rebounded, following a selloff that occurred largely due to profit-taking earlier this year. We continue to have a favorable view of the investment fundamentals in this region.

Investments in European equity markets comprise about 22% of the total assets. We believe that these markets will perform well in 1995, as many economies are now emerging from recession and experiencing economic expansion.
The remaining assets are primarily invested in Latin America.

                                   * * * * *
We appreciate your support, and will continue to pledge our best efforts on your behalf.


Respectfully yours,


/s/ Stephen Treadway

Stephen Treadway
Chairman and Chief Executive Officer

December 15, 1994

Smith Barney World Funds, Inc.
European Portfolio

Historical Performance -- Class A Shares

                     Net Asset Value
                  ---------------------
                  Beginning      End       Income    Capital
Gain
Total
Period Ended      of Period   of Period   Dividends
Distribution
Return(1)
                  ---------   ---------   ---------  ----------
----------
2/7/94*-10/31/94   $12.50      $12.88       $0.00       $0.00
3.04%

It is the Fund's policy to distribute dividends and capital gains, if any, annually.


Average Total Return - Class A Shares

                                    Without          With
                                Sales Charge(1)  Sales
                                Charge(2) ---------------  ---
                                ------------
2/7/94* through 10/31/94            3.04%           (1.60)%

Average Total Return - Class B Shares
                                    Without          With
                                Sales Charge(1)  Sales
                                Charge(2) ---------------  ---
                                ------------
2/14/94* through 10/31/94           2.80%            1.80%
* Inception
4

               Growth of $10,000 Invested in Class A Shares of
                            European Portfolio vs.
                      The European Financial Times Index+
                                  (unaudited)
---------------------------------------------------------------
----------------
                         February 1994 -- October 1994

                                  GRAPH HERE

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on February 7, 1994 (inception), assuming deduction of the maximum
4.50% sales charge at the time of investment and the reinvestment of dividends and capital gains at Net Asset Value through October 31, 1994.
The European Financial Times Index is a composite portfolio consisting of equity total returns for Europe. The Index is unmanaged and is not subject to the same management and trading expenses of a Mutual Fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investments returns and and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

---------------------------------------------------------------
----------------

(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B shares.
(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, the deduction of the maximum initial sales charge of 4.50% with respect to Class A shares and a deduction of a CDSC of 1.00%
  with respect to Class B shares has been factored into these calculations.

Smith Barney World Funds, Inc.
Pacific Portfolio

Historical Performance -- Class A Shares

                     Net Asset Value
                     ---------------
                  Beginning        End     Income    Capital
Gain
Total
Period Ended      of Period     of Period  Dividends
Distribution
Return  (1)
                  ---------     ---------  --------- ----------
--
-----------

2/7/94*-10/31/94    $12.50        $12.92     $0.00       $0.00
3.36%

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

Average Total Return - Class A Shares

                                  Without                 With
                               Sales Charge(1)        Sales
Charge(2)
                               ---------------        ---------
-----
2/7/94* through 10/31/94           3.36%
(1.30)%

Average Total Return - Class B Shares

                                  Without                 With
                               Sales Charge(1)        Sales
Charge(2)
                               ---------------        ---------
-----
2/11/94* through 10/31/94          2.88%
1.88%

* Inception

               Growth of $10,000 Invested in Class A Shares of
                            Pacific Portfolio vs.
                     The J.P. Morgan Pacific Basin Index+
                                  (unaudited)
---------------------------------------------------------------
--
---------------
                         February 1994 -- October 1994
                                  GRAPH HERE
+ Hypothetical illustration of $10,000 invested in Class A shares at inception on February 7, 1994 (inception), assuming deduction of the maximum
4.50% sales charge at the time of investment and the reinvestment of dividends and capital gains at Net Asset Value through October 31, 1994. The J.P. Morgan
Pacific Basin Index is a composite portfolio consisting of equity total returns for the countries of Australia, New Zealand and countries in the Far East. The
Index is unmanaged and is not subject to the same management and trading expenses of a Mutual Fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investments returns and and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

---------------------------------------------------------------
--------------

(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B shares.

(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, the deduction of the maximum initial sales charge of 4.50% with respect to Class A shares and a deduction of a CDSC of 1.00%
  with respect to Class B shares has been factored into these calculations.

Smith Barney World Funds, Inc.
International Balanced Portfolio

Historical Performance - Class A Shares

                       Net Asset Value ----------------------
Beginning         End        Income    Capital
Gain     Total
Period Ended        of Period     of Period   Dividends
Distribution    Return (1)
------------        ---------     ---------   ---------   -----
--
-----    ----------
8/25/94*-10/31/94     $12.00       $12.20       $0.00
$0.00        1.67%

It is the Fund's policy to distribute dividends quarterly and capital gains, if any, annually.


Average Total Return - Class A Shares

                                      Without
                                   With Sales Charge(1)
                                   Sales
Charge(2)
                                   ---------------       ------
--------
8/25/94* through 10/31/94              1.67%
(2.94)%


Average Total Return - Class B Shares

                                      Without
                                   With Sales Charge(1)
                                   Sales
Charge(2)
                                   ---------------       ------
--------
8/25/94* through 10/31/94               1.50%
0.50%

* Inception

               Growth of $10,000 Invested in Class A Shares of
                     International Balanced Portfolio vs.
                The Morgan Stanley EAFE-GDP Weighted Index and
                       The J.P. Morgan Global Bond Index
---------------------------------------------------------------
----------------
                          August 1994 -- October 1994


                                  GRAPH HERE


+ Hypothetical illustration of $10,000 invested in Class A shares at inception on August 25, 1994 (inception), assuming deduction of the maximum
4.50% sales charge at the time of investment and the reinvestment of dividends and capital gains at Net Asset Value through October 31, 1994. The Morgan
Stanley EAFE-GDP Weighted Index is a composite portfolio consisting of equity total returns for the countries of Europe, Australia, New Zealand and countries in the Far East, weighted based on each country's gross domestic product. The Indices are unmanaged and are not subject to the same management and trading expenses of a Mutual Fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investments returns and and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

---------------------------------------------------------------
----------------

(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B shares.

(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, the deduction of the maximum initial sales charge of 4.50% with respect to Class A shares and a deduction of a
CDSC of 1.00%
  with respect to Class B shares has been factored into these calculations.

Smith Barney World Funds, Inc.
European Portfolio

Schedules of Investments
October 31, 1994

SHARES                                   SECURITY
VALUE
------                                   --------
-----
COMMON STOCKS -- 100%

Austria -- 7.7%
        2,000   Bau Holdings Pref.
$  160,229
        3,000   Baumax AG Pref.
117,062
        2,000   Va Technologies AG
205,659

----------

482,950

Finland -- 7.0%
        2,000   OY Nokia Ab Preferred
300,775
       43,333   Tampella AB
140,649

----------

441,424

France -- 12.4%
        1,513   Castorama Dubois Investment
219,772
        3,000   Credit Local De France
228,981
        2,074   Societe Nationale Elf
Aquitaine
152,840
        2,255   Guilbert SA
178,625

----------

780,218

Germany -- 14.0%
        700     Buderus AG
345,914
        900     Grohe Friedrich Non Voting
267,445
      1,000     Mannesmann AG
266,981

----------

880,340

Great Britain -- 10.7%
        30,401  Cable & Wireless
208,688
        8,000  Vodafone Group PLC ADR
278,000
        15,000  Wolseley PLC
189,793

----------

676,481

Ireland -- 6.5%
        40,000  Cement Roadston Holdings PLC
221,012
        40,000  Independent Newspapers Ltd.
188,981

----------

409,993
Italy -- 5.7%
        7,000   Industrie Natuzzi ADR
225,750
       50,000   Telecom Italia
136,777

----------

362,527


                        See Notes to Financial Statements.
10

Smith Barney World Funds, Inc.
European Portfolio

Schedules of Investments (continued)
October 31, 1994


       SHARES                          SECURITY
VALUE
       ------                          --------
-----

Netherlands -- 12.1%
         2,000  Heineken NV                                     $
291,647
        10,000  I.H.C. Caland NV
253,194
        20,000  NBM Amstelland
217,700

762,541

Norway -- 3.7%

       4,000    Norsk Hydro ADR
161,000
        3,000   Petroleum Geo Services
75,507

236,507

Spain -- 6.1%

       1,500    Banco Popular Espanol SA
187,846
        6,000   Repsol SA ADR
195,000

382,846

Sweden -- 5.0%

       3,000    Hennes & Mauritz Series B
165,596
        7,500   Volvo AB Series B Free
147,705

313,301

Switzerland --
9.1%
          200   Magazine Globus PC
131,638
        1,200   SMH Neuchatel SA Reg.
157,393
          200   Gebrueder Sulzer AG Reg.
140,858
          100   S.G.S. Surveillance
144,674

574,563


           Total Investments--100% (Cost--$5,839,463*)
$6,303,691

==========

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
Pacific Portfolio

Schedules of Investments (continued)
October 31, 1994

SHARES                                       SECURITY
VALUE
------                                       --------
-----
COMMON STOCKS -- 100%

Australia -- 7.7%
          51,512          Burns Philip
$  131,513
          35,498          Coca Cola Amatil
223,937
         125,000          M.I.M.S. Holdings
271,820
          35,000          Mayne Nickless Ltd.
184,689

----------

811,959

Hong Kong -- 16.8%
         400,000          Guangzhou Investment
128,114
          40,000          Guoco Group Ltd.
188,936
          60,000          Hong Kong & China Gas Co.
113,750
           5,000          Hong Kong & China Wts 12/31/95
1,812
           6,000          Hong Kong Telecom ADR
127,500
          35,000          Hutchison Whampoa Ltd.
161,695
          20,000          Jardine Matheson Holdings
166,289
         800,000          Pricerite Group Ltd.
140,796
         124,000          Shun Tak Holdings
109,117
         400,000          Singamas Container Holdings
130,702
         350,000          Vitasoy International
142,672
          40,000          Wharf Holdings Ltd.
157,878
         500,000          Yizheng Chemical 'H' Sh
198,965

----------

1,768,226

Indonesia -- 1.4%
           1,500          Pt Indonesian Satellite
58,875
          30,000          Sekar Laut
82,904

----------

141,779

Japan -- 21.0%
           9,200          Ishikawajima Construction
185,044
          22,000          Itochu Corporation
171,099
               5          Japan Telecom Co Ltd.
182,568
           9,000          Matsushita Electric Industrial Co.
Ltd.
149,458
           6,000          Mitsubishi Bank
150,387
          38,000          Mitsubishi Heavy Industry Ltd.
309,252
           5,500          Mr. Max Corp.
146,364
          10,000          Nippon Denso Co. Ltd.
213,512
          20,000          Nippon Express Co. Ltd.
216,607
           5,000          Rohm
220,217
           9,000          Sagami Rubber Industries
95,616


                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
Pacific Portfolio

Schedules of Investments (continued)
October 31, 1994

  SHARES
SECURITY
VALUE
  ------                                ------
--
-----

Japan -- 21.0% (continued)
        3,000 Sony Music Entertainment
$  169,881

----------

2,210,005

Malaysia -- 15.5%
       50,000 Leader Universal Holdings
277,702
         12,000 Malaysia Helicopter Service
29,569
          60,000 Muhibbah Engineering
244,065
        150,000 Renong Berhad
234,678
          40,000 Resorts World Berhad
253,452
          66,250 Sungei Way Holdings
261,714
          8,750 Sungei Way Holdings Wts 1999
1,965
          30,000 Technology Resources
116,752
         25,000 Telekom Malaysia
202,409

----------

1,622,306


New Zealand -- 1.1%
        2,000 Telecom Corp New Zealand
111,250

----------

Philippines -- 9.1 %
        150,000 International Container
Terminal 149,212
        500,000 Jg Summit Holdings Inc.
200,959
      1,300,000 Kepphil Shipyard Inc.
177,648
      1,580,000 Liberty Telecoms Holdings
203,210
        250,000 Universal Robina Corp.
217,286

----------

948,315

Singapore -- 18.4%
         35,000 Cerebos Pacific
199,973
         50,000 Dbs Land Ltd.
175,146
         10,000 Fraser & Neave
118,351
         10,000 Fraser & Neave Wts 5/27/98
57,815
         25,000 Jurong Shipyards Ud
224,459
        200,000 Qaf Ud
210,856
         50,000 Sembawang Maritime Ltd.
239,763
          87,000 Singapore Shipbuilding & Engineering
214,216
         36,525 United Overseas Bank - Wts 6/17/97
216,139
         60,000 Van Der Horst Ltd.
269,351

----------

1,926,069


                      See Notes to Financial Statements.
13

Smith Barney World Funds, Inc.
Pacific Portfolio

Schedules of Investments (continued)
October 31, 1994

   SHARES                         SECURITY
VALUE
   ------                         --------
-----
Thailand -- 9.0%
       15,000 Bangkok Bank                                      $
162,496
        5,000 Dhana Siam
133,207
       7,500 Land and House Public Company Ltd. Foreign
154,070
        9,000 Siam City Cement Co. Ltd.
193,551
       10,000 United Communications Ind.
295,301

938,625


         Total Investments 100% (Cost--$10,021,767*)
$10,478,534

===========

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
International Balanced Portfolio
Schedules of Investments (continued)
October 31, 1994
SHARES                          SECURITY
VALUE
------                          --------
-----
COMMON STOCKS -- 50.4%

Argentina -- 0.9%
        53,352 Bagley SA Series B
$ 210,783
---------
Australia -- 0.9%
        40,000 Mayne Nickless Ltd
211,073

---------

Austria -- 3.8%
          6,000 Austria Mikro System
443,929
        2,000 Va Technologies AG
205,659
        2,000 V.A.E. Eisenbahn AG
255,047

---------

904,635

Brazil -- 0.9%
          4,000 Telecomunicacoes Brasileiras
ADR 202,500

---------

Canada -- 0.6%
         14,000 Videotron Groupe Ltd Subord.
Vtg. 134,565

---------

Chile -- 1.2%
         10,000 Embotelladora Andina SA ADR
276,250

---------

Finland -- 1.6%
          2,500 OY Nokia Ab Preferred
375,968

---------

France -- 0.9%
          1,500 Castorama Dubois Investment
217,884

---------
Germany -- 2.2%
             500 Bayarische Motoren Werke
258,689
          1,000 Mannesmann AG
266,981

---------

525,670

Hong Kong -- 2.9%
         50,000 Guoco Group Ltd.
236,170
         50,000 Hutchison Whampoa Ltd.
230,993
         25,000 Jardine Matheson Holdings
207,862

---------

675,025

Ireland -- 2.5%
          50,000 Cement Roadston Holdings PLC
276,265
         50,000 Smurfit Jefferson
299,488

---------

575,753

---------

                      See Notes to Financial
Statements.
15

Smith Barney World Funds, Inc.
International Balanced Portfolio

Schedules of Investments (continued)    October 31, 1994

SHARES                      SECURITY
VALUE
------                      --------
-----

Italy -- 1.3%
         25,000     Lloyd Adriatico Spa
$   307,910

-----------

Japan -- 4.4%
         14,000     Matsushita Electric Industrial Co.
Ltd. 232,491
        31,000     Mitsubishi Heavy Industry Ltd.
252,285
         12,000     Nippon Denso Co. Ltd.
256,215
         25,000     Nippon Express Co. Ltd.
270,758
-----------
1,011,749
Malaysia -- 3.2%
         40,000     Leader Universal Holdings
222,161
         40,000     Resorts World Berhad
253,452
         70,000     Sungei Way Holdings
276,528

-----------

752,141

Mexico -- 4.8%
         40,000     Gruma SA DE. CV
268,956
         25,000     Grupo Carso SA Series A1
267,428
         15,000     Kimberly Clark Series A
296,027
          5,000     Telefonos De Mexico SA DE. CV. ADR Series
L
275,625

-----------

1,108,036

Netherlands -- 1.6%
         15,000     I.h.c. Caland NV
379,792


Norway -- 1.3%
         12,000     Petroleum Geo Services
302,027


Philippines -- 0.9%
        250,000     Universal Robina Corp
217,287


Singapore -- 2.3%
         50,000     Cerebos Pacific
285,675
         50,000     Sembawang Maritime Ltd.
239,763

----------

525,438

Spain -- 1.0%
          2,000     Acerionox SA
220,967

                      See Notes to Financial Statements.
16

Smith Barney World Funds, Inc.
International Balanced Portfolio
Schedules of Investments (continued)
October 31, 1994
SHARES                                     SECURITY
VALUE
------                                     --------
-----
Sweden -- 6.0%
    15,000 Allgon AB B
$  337,018
     7,500 Autoliv AB Free
264,205
     5,000 Ericsson (L.M.) Telephone Co. B ADR
304,690
    25,000 Volvo AB Series B Free
492,351

----------

1,398,264

Thailand -- 2.3%
    12,000 Land and House Public Company Ltd.
Foreign 246,512
    10,000 United Communications Ind.
295,301

----------

541,813

United Kingdom -- 2.5%
     5,000 Reuters Holdings PLC ADR B
235,625
    10,000 Vodafone Group PLC ADR
347,500

----------

583,125

           TOTAL COMMON STOCKS
           (Cost--$11,573,603)
11,658,655

==========

 FACE
AMOUNT+
SECURITY
VALUE
-------                                    -------
-
-----
BONDS -- 49.6%
Canada -- 6.3%
 2,000,000  Canadian Government, 7.50% due 7/1/97
1,461,590

----------

Denmark -- 3.2%
 5,000,000  Kingdom of Denmark, 7.00% due 12/15/04
741,811

----------

France -- 5.0%
   6,000,000  French Btan, 6.50% due 10/12/96
1,151,473

----------

Germany -- 4.1%
   1,500,000  Treuhandanstalt 6.25% due 7/29/99
960,533

----------

Ireland -- 7.0%
    1,000,000  Republic of Ireland, 8.75% due 7/27/97
1,615,151

----------

New Zealand -- 5.3%
  2,000,000  New Zealand Government, 9.00% due 11/15/96
1,234,284

----------

Spain -- 7.0%
 200,000,000  Spain Government, 11.0% due 6/15/97
1,610,219

----------

Sweden -- 3.0%
    5,000,000  Kingdom of Sweden, 10.75% due 1/23/97
702,190

----------


                        See Notes to Financial
Statements.
17

Smith Barney World Funds, Inc.
International Balanced Portfolio

Schedules of Investments (continued)    October 31, 1994

   FACE
  AMOUNT+                         SECURITY
VALUE
  -------                         --------
-----
United States -- 8.7%
       500,000 Banco Nacional, 10.375% due 4/27/98
$   503,750
       500,000 Gas Argentino SA, 7.25% due 12/7/98
449,375
        250,000 House Of Investments Inc. Conv., 4.00%
                 due 10/17/01 Gtd. 144A, Option to
                 redeem 10/17/98 C 127.85
250,000
      300,000 Renong Berhad Convertible Notes 144A, 2.50%
                 due 1/15/05
301,125
        500,000 Telecomunicacoes Brasileiras, 10.375% due
9/9/97 506,250

-----------

2,010,500
                Total Bonds
                (Cost--$11,310,311)
11,487,751

===========
                Total Investments--100% (Cost--$22,883,914*)
$23,146,406

===========

* Aggregate cost for Federal income taxes is substantially the same.
+  Represents local currency.


                      See Notes to Financial Statements.
18

Smith Barney World Funds, Inc.

Statements of Assets and Liabilities
October 31, 1994


International
                                                      European
Pacific         Balanced

Portfolio Portfolio                                  Portfolio
                                                     ---------
-------------   ------------
ASSETS:
  Investments, at value (Cost -- $5,839,463,
     $10,021,767 and $22,883,914)                    $
6,303,691
$ 10,478,534    $ 23,146,406
  Cash and cash equivalents
329,478
110,971       1,501,172
  Receivable for Fund shares sold
2,592
55,750         220,636
  Receivable for securities sold
164,558
91,952              --
  Dividends and interest receivable
--
9,464         341,382
  Unrealized gain on foreign currencies
--
714          13,862
  Reimbursement from investment manager
17,459
--          29,801
                                                     ---------
-------------   ------------
    Total Assets
6,817,778
10,747,385      25,253,259

=========== ============
============
LIABILITIES:
  Payable for Fund shares reacquired                          -
-
--          59,884
  Unrealized loss on foreign currencies
1,730
--              --
  Payable for securities purchased                            -
-
--         169,644
  Management fees payable                                     -
-
13,213          33,036
  Distribution costs payable
419
3,701          14,396
  Accrued expenses and other liabilities
19,276
24,677          31,881
                                                     ----------
------------    ------------
    Total Liabilities
21,425
41,591         308,841

=========== ============
============
    Total Net Assets
$6,796,353
$10,705,794     $24,944,418

=========== ============
============

NET ASSETS:
  Par value of capital shares                         $
528
$       830     $       204
  Capital paid in excess of par value
6,462,438
10,284,521      24,539,833
  Accumulated net investment income                           -
-
--         134,941
  Accumulated net realized loss on investments
(129,111)
(37,038)             --
  Net unrealized appreciation of investments
     and foreign currencies
462,498
457,481         269,440
                                                     ----------
------------    ------------
    Total Net Assets
$6,796,353
$10,705,794     $24,944,418

=========== ============
============

Shares Outstanding:
  Class A
402,775
583,572       1,691,489
                                                     ----------
------------    ------------
  Class B
125,274
246,374         353,786
                                                     ----------
------------    ------------
Net Asset Value:
  Class A (and redemption price)
$12.88
$12.92          $12.20
                                                     ----------
------------    ------------
  Class B*
$12.83
$12.86          $12.18
                                                     ----------
------------    ------------
Class A Maximum Public Offering Price Per Share
     (net asset value plus 4.71% of net asset
       value per share)
$13.49
$13.53          $12.77

=========== ============  ============

* Redemption price is NAV of Class B shares reduced by 1.00% if shares are redeemed within 18 months of purchase.


                          See Notes to Financial Statements.

Smith Barney World Funds, Inc.
Statements of Operations                  For the period ended
October 31, 1994


International

European       Pacific          Balanced

Portfolio(a)   Portfolio(a)     Portfolio(b)
                                                           ----
-------   ------------    -------------
INVESTMENT INCOME:
  Dividends and Interest                                   $
12,544       $  58,355       $ 118,392

=========       =========       =========
EXPENSES:
  Management fees (Note 2)
34,637          58,231          33,036
  Distribution costs (Note 2)
17,340          30,527          14,396
  Registration fees
21,000           7,500          10,000
  Audit and legal fees
13,500          13,500          13,500
  Shareholder communication fees
1,000           4,000          11,000
  Directors' fees
3,615           3,842           4,547
  Shareholder servicing agent fees
900           2,500           3,300
  Other
21,751          21,500           3,000
                                                           ----
----               ---------    ---------
  Total Expenses
113,743         141,600          92,779
    Less: Expense reimbursement and fee waiver
(44,981)        (25,439)        (29,801)
                                                           ----
----              ----------    ---------
  Net Expenses
68,762         116,161          62,978
                                                           ----
--
---      ----------       ---------
Net Investment Income (Loss)
(56,218)        (57,806)         55,414
=========       =========
=========
Realized and Unrealized GAIN (LOSS) on
Investments and Foreign Currencies:
  Realized Gain (Loss) From:
    Securities transactions
(129,111)        (37,038)             -
-
    Foreign currency transactions
(12,433)        (10,603)         72,613

=========       =========
=========
Net Realized Gain (Loss)
(141,544)        (47,641)
72,613

=========       =========
=========
Change in Net Unrealized Appreciation of Investments
    and Foreign Currencies:
    Beginning of period
--              --              --
    End of period
462,498         457,481         276,354

=========       =========       =========
Increase in Net Unrealized Appreciation
462,498         457,481         276,354
                                                           --------       -----
----                ---------
Net Gain on Investments and Foreign Currencies
320,954         409,840         348,967

=========       =========       =========
Increase in Net Assets Resulting From
Operations                                                 $
264,736        $352,034        $404,381

=========       =========       =========

(a) For the period from February 7, 1994 (commencement of operations) to
    October 31, 1994.
(b) For the period from August 25, 1994 (commencement of operations) to
    October 31, 1994.

                      See Notes to Financial Statements.

Smith Barney World Funds, Inc.
Statements of Changes in Net Assets

For the period ended October 31, 1994

International
                                                European
Pacific         Balanced

Portfolio(a)
Portfolio(a)    Portfolio(b)
                                               -----------
----------    -------------
OPERATIONS:
  Net investment income (loss)                 $   (56,218)
$
(57,806)   $     55,414
  Net realized gain (loss)                        (141,544)
(47,641)         72,613
  Increase in net unrealized
    appreciation of investments                    462,498
457,481         276,354
                                               -----------
----------     -----------
    Increase In Net Assets
      Resulting From Operations                    264,736
352,034         404,381
                                               ===========
===========     ===========
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                 --
--              --
  Net realized gain                                     --
--              --
                                               -----------
----------     -----------
     Decrease In Net Assets from
       Distributions to Shareholders                    --
--              --
                                               ===========
===========     ===========
FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares               8,562,656
12,242,972      24,701,801
  Cost of shares reacquired                     (2,031,039)
(1,889,212)       (161,764)
                                               -----------
----------     -----------
    Increase In Net Assets From Fund
      Share Transactions                         6,531,617
10,353,760      24,540,037
                                               ===========
===========     ===========
Increase in Net Assets                           6,796,353
10,705,794      24,944,418

NET ASSETS:
  Beginning of period                                   --
--              --
  End of period*                               $ 6,796,353
$10,705,794     $24,944,418
                                               ===========
===========     ===========
* Includes net investment income of                     --
--        $134,941
                                               ===========
===========     ===========

(a) For the period from February 7, 1994 (commencement of operations) to
    October 31, 1994.
(b) For the period from August 25, 1994 (commencement of operations) to
    October 31, 1994.


                      See Notes to Financial
Statements.
21

Smith Barney World Funds, Inc.
Notes to Financial Statements

  1. Significant Accounting Policies

  The European Portfolio ("European"), Pacific Portfolio
("Pacific") and
International Balanced Portfolio ("International Balanced") are
separate
investment portfolios ("Portfolio") of the Smith Barney World
Funds, Inc.
("Fund"). The Fund, a Maryland corporation, is registered under the Investment
Company Act of 1940, as amended, as an open-end investment
company and consists
of these Portfolios and two other separate investment
portfolios: International
Equity and Global Government Bond Portfolios. The significant accounting
policies consistently followed by the Fund are: (a) security transactions are
accounted for on trade date; (b) securities traded in national securities
markets are valued at the closing prices in the primary
exchange on which they
are traded; securities listed or traded on certain foreign
exchanges or other
markets whose operations are similar to the U.S. over-the-
counter market
(including securities listed on exchanges where the primary
market is believed
to be over-the-counter) and listed securities for which no sale was reported on
that date are valued at the mean between the bid and ask
prices. Securities
which are listed or traded on more than one exchange or market are valued at
the quotations on the exchange or market determined to be the primary market
for such securities. Short term securities maturing within 60 days are valued
at cost plus accreted discount, or minus amortized premium, as applicable; (c)
gains or losses on the sale of securities are calculated by
using the specific
identification method; (d) interest income, adjusted for
amortization of
premiums and accretion of discount, is recorded on the accrual basis; (e)
direct expenses are charged to each Portfolio and class,
management fees and
general expenses are allocated on the basis of relative net
assets; (f) foreign
currencies (and receivables and payables for unsettled foreign securities
transactions) are translated into U.S. dollar based on the rate of exchange of
such currencies against U.S. dollars on the date of valuation.
Translation
gains or losses resulting from changes in the exchange rate and realized gains
and losses on the settlement of foreign currency transactions are reported in
the statements of operations; (g) certificates of deposit, time deposits and
other short-term investments maintained with financial
institutions are
considered to be cash equivalents; (h) during the current year, the Portfolios
adopted Statement of Position 93-2 Determination, Disclosure,
and Financial
                                   ----------------------------
-----------
Statement Presentation of Income, Capital Gain and Return of Capital -------------------------------------------------------
------------
Distributions by Investment Companies. Accordingly, book and tax basis
-------------------------------------
differences relating to shareholder distributions and other permanent book and tax differences are reclassified to paid-in capital. As of November 1, 1994, the cumulative effect of such differences, totaling $68,651 and $68,409, for the European and Pacific Portfolios were reclassified to paid-in capital from accumulated net investment losses and realized net foreign currency losses. Net investment income, net realized gains, and net assets were not affected by this change. In addition, $6,914 of unrealized forward foreign currency gains were reclassified to undistributed net investment income for the International
Balanced Portfolio; and (i) the Portfolios intend to comply with the requirements of the Internal Revenue Code pertaining to regulated investment companies and to make the required distributions to shareholders; therefore no provision for Federal income taxes has been made.

In addition, the Portfolios may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

   2. Management Agreement and Transactions with Affiliated
Persons

 Smith Barney Mutual Fund Management Inc. ("SBMFM"), formerly known as Smith
Barney Advisers, Inc., a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment manager of the Fund. As compensation for its services, the
Portfolios pay SBMFM a fee calculated at the annual rate of 0.85% on average daily net assets; the fee is calculated daily and paid monthly.

 Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of the Fund's shares. For the period ended October 31, 1994, SB has advised the
Fund that it was paid sales charges of approximately $125,000 and $278,000 by purchasers of Fund shares for the European and Pacific
Portfolios, respectively.

   Effective November 7, 1994, the Fund adopted a new class structure. At that time current Class B and C shares were moved into Class C and A shares, respectively. Subsequently, a declining contingent deferred sales charge
("CDSC") of 4.50% will be imposed on new Class B shares if redemption occurs within 5 years from the date such investment was made. Also a CDSC of 1.00% is imposed on Class C shares if redemption occurs within 12 months from the date such investment was made. Any CDSC imposed on redemptions are paid to the distributor of the Fund.

 Pursuant to a Distribution Plan each Portfolio pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class' shares. The Portfolios also pay a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of average daily net assets for that class. All officers and two directors of the Fund are employees of SB.

  Through October 31, 1994, SBMFM waived $34,637, $25,439 and
$29,801 of
management fees for the European, Pacific and International
Balanced
Portfolios, respectively, and has agreed to reimburse the European Portfolio for expenses in the amount of $10,344.

  3. INVESTMENTS
 For the period ended October 31, 1994, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

                                        Purchases         Sales
                                       -----------     --------
                                       --
European Portfolio                     $ 7,026,361
$1,064,912
Pacific Portfolio                       10,545,144
486,339
International Balanced Portfolio        24,012,741
1,153,736
                                       ===========
==========
  At October 31, 1994, the aggregate gross unrealized appreciation and depreciation of investments for tax purposes were as follows in thousands:


International
                                European         Pacific
Balanced
                                Portfolio       Portfolio
Portfolio
                                ---------       ---------
-
--------
Gross unrealized appreciation   $ 621,274       $ 866,884
$
769,233
Gross unrealized depreciation    (157,046)       (410,117)
(506,741)
                                ---------       ---------
-
--------
Net unrealized depreciation     $ 464,228       $ 456,767
$
262,492
                                =========       =========
=========

  4. INVESTMENTS

 At October 31, 1994 the International Balanced Portfolio had forward contracts for foreign currencies as described below. The Portfolio bears the market risk that arises from changes in foreign currency exchange rates. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements are as follows:

Smith Barney World Funds, Inc.
Notes to Financial Statements (continued)



Unrealized
                                   Local       Market
Settlement     Gain
                                 Currency      Value
Date
(Loss)
                                -----------  ----------    ----
--     ------
To Sell:
   Spanish Pesetas              100,000,000  $  797,138
12/2/94     $2,734
   French Francs                  5,910,727   1,144,758
12/2/94      6,914
                                -----------  ----------  ------
--   --------
                                              1,941,896
9,648

Cross Forwards**:
   Sell Danish Krona vs.
     German Deutschemark                        779,128
12/2/94     (3,861)
   Sell Swedish Krona vs.
     German Deutschemark                        779,317
12/2/94      8,098
   Sell New Zealand Dollars vs.
     British Pounds                             627,123
12/2/94     (5,455)
                                             ----------  ------
--   --------
                                              2,185,568
(1,218)

Total Market Value and Unrealized
   Gain on Forward Foreign Currency
   Contracts                                 $4,127,464
$ 8,430
                                             ==========
========


**Local Currency on Cross Forwards              Sell
Buy
                                              -----------------
   Sell Danish Krona vs.
     German Deutschemark                      4,605,588
1,170,803
   Sell Swedish Krona vs.
     German Deutschemark                      5,456,961
1,153,204
   Sell New Zealand Dollars vs.
     British Pounds                           1,034,890
387,454
                                             ==========
=========

  5. PORTFOLIO CONCENTRATION

 The Portfolios' investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Smith Barney World Funds, Inc.
Notes to Financial Statements (continued)


In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counter parties to meet the terms of their contracts.

  6. Capital Shares
At October 31, 1994, there were two billion shares of $.001 par value capital stock authorized. The Portfolios have the authority to issue multiple classes of shares. Each share of a class represents an identical legal interest in the Portfolios and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. At October 31,
1994, paid-in capital, including adjustments for book and tax differences discussed in Note 1, amounted to the following for each
Portfolio:

Total Paid-in Capital             Class A        Class B
Class C
---------------------             -----------    -----------
--------
European Portfolio                $ 4,939,450    $ 1,523,516
$     --
Pacific Portfolio                   7,252,267      3,033,084
--
International Balanced Portfolio   20,296,313      4,243,724
--
                                  ===========    ===========
========

     Transactions in shares of each class were as follows:


Period Ended
                                                        October
31, 1994(a)
                                                        -------
-----------
European Portfolio                                 Shares
Amount
------------------                                 ------
------
Class A*
Shares sold                                        458,402
$6,252,684
Shares redeemed                                    (55,627)
(1,258,667)
                                                   -------
---------
Net Increase                                       402,775
$4,994,017
                                                   =======
==========
Class B*
Shares sold                                        141,147
$1,735,144
Shares redeemed                                    (15,873)
(195,392)
                                                   -------
-
---------
Net Increase                                       125,274
$1,539,752
                                                   =======
==========
Class C*+
Shares sold                                         47,211
$
574,876
Shares redeemed                                    (47,211)
(577,028)
                                                   -------
---------
Net Decrease                                            --
$
(2,152)
                                                   =======
==========

(a) For the period from January 1, 1994 to October 31, 1994.
 *  Sales of Class A, Class B and Class C shares commenced on
February 7,
    1994, February 14, 1994 and May 12, 1994, respectively.
 + On October 10, 1994 the old Class C shares were exchanged into Class A shares, as part of the Fund family consolidation.

Smith Barney World Funds, Inc.
Notes to Financial Statements (continued)


                                               Period Ended
                                             October 31,
                                             1994(a) ----------
                                             ----------
Pacific Portfolio                            Shares
Amount
-----------------                            ------        ----
--
Class A*
Shares sold                                 713,604    $
8,894,536
Shares redeemed                            (130,032)
(1,592,618)
                                        -----------    --------
--
-
Net Increase                                583,572    $
7,301,918
                                        ===========
===========
Class B*
Shares sold                                 264,017    $
3,273,313
Shares redeemed                             (17,643)
(219,994)
                                        -----------    --------
--
-
Net Increase                                246,374    $
3,053,319
                                        ===========
===========
Class C*+
Shares sold                                   6,098    $
75,123
Shares redeemed                              (6,098)
(76,600)
                                        -----------    --------
--
-
Net Decrease                                     --    $
(1,477)
                                        ===========
===========

  * Sales of Class A, Class B and Class C shares commenced on
February 7, 1994,
   February 11, 1994 and June 7, 1994, respectively.

  + On October 10, 1994 the old Class C shares were exchanged into
Class A
   shares, as part of the Fund family consolidation.



                                                Period Ended
                                             October 31,
                                             1994(a) ----------
                                             ---------
International Balanced Portfolio             Shares
Amount
--------------------------------             ------        ----
--
Class A*
Shares sold                               1,704,454
$20,452,319
Shares redeemed                            (12,965)
(156,006)
                                        -----------    --------
--
Net Increase                              1,691,489
$20,296,313
                                        ===========
===========
Class B*
Shares sold                                 354,268    $
4,249,482
Shares redeemed                                (482)
(5,758)
                                        -----------    --------
--
Net Increase                                353,786    $
4,243,724
                                        ===========
===========

(a) For the period from January 1, 1994 to October 31, 1994.
 * Sales of Class A and Class B shares commenced on August 25,
1994.

Smith Barney World Funds, Inc.

Financial Highlights

For a share of each capital stock outstanding throughout each period:

European Portfolio                            Class A (1)
Class B (2)
                                              --------        -
------
Net Asset Value, Beginning of Period            $12.50
$12.48
                                                ------
-----
Income From Investment Operations:
    Net investment loss*                          (.11)
(.16)
    Net realized and unrealized
       gain on investment                          .49
 .51
                                                ------          -
-----
Total Income From Investment Operations            .38
 .35
                                                ------          -
-----
Less Distributions:
    Dividends from net investment income            --
--
                                                ------          -
-----
Total Distributions                                 --
--
                                                ------          -
-----
Net Asset Value, End of Period                  $12.88
$12.83
                                                ------          -
-----
Total Return                                      3.04%++
2.80%++
                                                ------          -
-----
Net Assets, End of Period (000s)                $5,189
$1,607
                                                ------          -
-----
Ratios to Average Net Assets:
    Expenses*                                     1.34%+
2.02%+
    Net investment income                        (1.12)+
(1.60)+
                                                ------          -
-----
Portfolio Turnover Rate                          20.57%
20.57%
                                                ======
======

(1) For the period from February 7, 1994 (inception date) to
October 31, 1994.
(2) For the period from February 14, 1994 (inception date) to
October 31, 1994.
 +  Annualized.
++ Not annualized as it may not be representative of the total return for the year.
* The Manager has agreed to waive all management fees and has agreed to reimburse the European Portfolio for $10,344 of the Portfolio's expenses during the period ended October 31, 1994. If the Manager had not agreed to the fee waiver and expense reimbursement, the per share decrease in net investment income and the ratio of expenses to average net assets would have been:

        European                                Class A
Class B
                                                -------
-
------
        Net invesment income decrease            $0.10
$0.10
        Expense ratio                             2.37%+
3.07%+
                                                ======
======

Smith Barney World Funds, Inc.
Financial Highlights (continued)

For a share of each capital stock outstanding throughout the period:


Pacific Portfolio                              Class A (1)
Class B (2)
-----------------                              -----------
--
---------
Net Asset Value, Beginning of Period                $12.50
$12.50
                                               -----------
--
---------
Income From Investment Operations:
   Net investment loss*                              (0.07)
(0.11)
   Net realized and unrealized
     gain on investment                               0.49
0.47
                                               -----------
--
---------
Total Income From Investment Operations               0.42
0.36
                                               -----------
--
---------
Less Distributions:
        Dividends from net investment income            --
--
                                               -----------
--
---------
Total Distributions                                     --
--
                                               -----------
--
---------
Net Asset Value, End of Period                      $12.92
$12.86
                                               -----------
--
---------
Total Return                                          3.36%++
2.88%++
                                               -----------
--
---------
Net Assets, End of Period (000s)                    $7,538
$3,167
                                               -----------
--
---------
Ratios to Average Net Assets:
  Expenses*                                           1.51%+
2.29%+
  Net Investment Income                              (0.82)+
(1.49)+
                                               -----------
----------
Portfolio Turnover Rate                               6.14%
6.14%
                                               ===========
===========

(1) For the period from February 7, 1994 (inception date) to
October 31,
    1994.
(2) For the period from February 11, 1994 (inception date) to
October 31,
    1994.
  + Annualized.
++ Not annualized as it may not be representative of the total return for the year.
* The Manager has agreed to waive a portion of the Portfolio's management fees during the period ended October 31, 1994. If the Manager had not agreed to the fee waiver, the per share decrease in net investment income and the ratio of expenses to average net assets would have been:


        Pacific                                    Class A
Class B
        -------                                    -------
-------

        Net investment income decrease              $0.03
$0.03
        Expense ratio                                1.87%+
2.70%+
                                                   =======
=======

Smith Barney World Funds, Inc.
Financial Highlights (continued)

For a share of each capital stock outstanding throughout the period:


International Balanced Portfolio              Class A (1)
Class B (2)
--------------------------------             ------------
-
-----------
Net Asset Value, Beginning of Period              $ 12.00
$ 12.00
                                             ------------
-----------
Income From Investment Operations:
  Net investment income                              0.07
0.05
  Net realized and unrealized
    gain on investment                               0.13
0.13
                                             ------------
-----------
Total Income From Investment Operations              0.20
0.18
                                             ------------       -
-----------
Less Distributions:
  Dividends from net investment income                 --
--
                                             ------------       -
-----------
Total Distributions                                    --
--
                                             ------------       -
-----------
Net Asset Value, End of Period                    $ 12.20
$ 12.18
                                             ------------       -
-----------
Total Return                                         1.67%++
1.50%++
                                             ------------       -
-----------
Net Assets, End of Period (000s)                  $20,634
$4,310
                                             ------------       -
-----------
Ratios to Average Net Assets:
  Expenses*                                          1.34%+
2.03%+
  Net Investment Income                              1.37+
0.79+
                                             ------------       -
-----------
Portfolio Turnover Rate                              5.52%
5.52%
                                             ============
============

(1) For the period from August 25, 1994 (inception date) to
October 31, 1994.
(2) For the period from August 25, 1994 (inception date) to
October 31, 1994.
  + Annualized.
++ Not annualized as it may not be representative of the total return for the year.
* The Manager has agreed to waive a portion of the Portfolio's management fees during the period ended October 31, 1994. If the Manager had not agreed to the fee waiver, the per share decrease in net investment income and the ratio of expenses to average net assets would have been:


        International Balanced                  Class A
Class B
        ----------------------                  -------         -
--------
        Net investment income decrease            $0.02
$0.02

        Expense ratio                              2.03%+
2.74%+
                                                =======
=========

Smith Barney World Funds, Inc.
Independent Auditors' Report

To the Shareholders and Board of Directors of Smith Barney World Funds, Inc.:

   We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the European, Pacific and
International Balanced Portfolios of Smith Barney World Funds,
Inc. as of
October 31, 1994, the related statements of operations, statements of changes in net assets and financial highlights for the period from February 7, 1994
(commencement of operations) to October 31, 1994 with respect to the European and Pacific Portfolios and for the period from August 25, 1994 (commencement of operations) to October 31, 1994 with respect to the International Balanced
Portfolio. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
October 31, 1994. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the European, Pacific and International Balanced Portfolios of
Smith Barney World Funds, Inc. as of October 31, 1994, the results of their operations, the changes in their net assets and financial highlights for the period from February 7, 1994 (commencement of operations) to October 31, 1994 with respect to the European and Pacific Portfolios and for the period from
August 25, 1994 (commencement of operations) to October 31, 1994 with respect to the International Balanced Portfolio in conformity with generally accepted accounting principles.


                                      /s/ KPMG Peat Marwick
LLP
New York, New York
December 28, 1994

Smith Barney
World Funds, Inc.

DIRECTORS

Victor Atkins
Robert A. Belfer
Alger B. Chapman
Robert Frankel
Rainer Greeven
Susan M. Heilbron
Bruce D. Sargent
James M. Shuart
Stephen Treadway, Chairman

OFFICERS

Maurits E. Edersheim, Chairman of the
Fund & Advisory Director

Stephen Treadway
Chief Executive Officer

Heath B. McLendon
Executive Vice President

Lewis E. Daidone
Senior Vice President
and Treasurer

James Conheady
Vice President

J. Gabriel Irwin
Vice President

Jeffrey Russell
Vice President

Rein Van Der Does
Vice President

Simon J. Wells
Vice President

Victor S. Filatov
Vice President

Simon R. Hildreth
Vice President

Denis P. Mangan
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary





INVESTMENT MANAGER

Smith Barney Mutual Funds
Management Inc.


DISTRIBUTOR

Smith Barney Inc.


CUSTODIAN

J.P. Morgan & Co. Incorporated


SHAREHOLDER
SERVICING AGENT

The Shareholder Services Group Inc.
P.O. Box 9134
Boston, MA 02205-9134


This report is submitted for the general information of the shareholders of
Smith Barney World Funds, Inc. European, Pacific and
International Balanced
Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolios, which contains information concerning the Portfolios' investment policies and expenses as well as other pertinent information.



SMITH BARNEY
------------

SMITH BARNEY
WORLD FUNDS, INC.
1345 Avenue of the Americas
New York, New York 10105

FD2365  A5


Annual Report
-------------
1994
1994
1994
1994
1994

[PHOTO APPEARS HERE]

Smith Barney
World Funds, Inc.

International Equity
Portfolio

October 31,1994
--------------------

SMITH BARNEY
------------

International Equity Portfolio -------
-----------------------

DEAR SHAREHOLDER:

We are pleased to present the annual report and audited financial statements for the Smith Barney World Funds Inc.: International Equity
Portfolio.  This
10-month reporting period is shorter than annual reports in the past, as it reflects a change in the fiscal year-end of the Smith Barney
World Funds from
December 31 to October 31.

The "Portfolio Highlights" section below provides a review of the Portfolio's performance and the markets in which it is invested. Following this section, you will find a more detailed summary of holdings in the Schedule of Investments. We hope you find this information useful as you evaluate your investments.

PERFORMANCE OVERVIEW

For the 10-month period ended October 31, 1994, the total return of Class A
Shares was 0.43%, versus a 9.94% increase in world markets
(outside of the
United States). This return reflects an increase in net asset value from
$18.71 to $18.79.

MARKET CONDITIONS AND PORTFOLIO REVIEW

Early in 1994, the Portfolio underperformed world equity stock markets outside of the United States, primarily due to our longstanding underweighting in Japanese securities. Although we have raised the Portfolio's weighting in this market from 4.3% at the end of last year to 10.6% as of October 31, 1994 the Portfolio's allocation remains far below the 46% Japanese weighting within the European Australian and Far East Index, or EAFE. We are gradually adding to our Japanese holdings, but do not believe a market weighting would be wise in the longer term.

Following a selloff earlier this year in markets outside of Japan, the stock markets of the Pacific Rim rebounded in the third quarter. We continue to be optimistic about the investment fundamentals of this region. Industrialization and prosperity continue to be seen in many economies, with a growing middle class and a tremendous need for "infrastructure" development (e.g.
telecommunications, transportation and basic utilities services).

In mid-year 1994 we began adding to positions in Hong Kong and Malaysia. We also have started to build a position in the Philippines, with a focus on companies in the consumer goods sector and those engaged in ship repair. As of
October 31, 1994 approximately 37% of the Portfolio's assets were allocated to these and other areas of the Pacific Basin.

Another 16% of assets has been invested in Latin American markets, where we have generally been less active than in earlier years.
Recently, we have added
to positions in Mexico, where our largest holding was Telefonos de Mexico as of
October 31, 1994.

Many European economies have improved considerably in 1994.
As this
recovery has taken shape, we have increased the Portfolio's exposure from 37% to about 43.5% during the year--primarily through investments in Italy, Ireland and Austria. Though Italy has had some recent political difficulties, there has been significant progress toward economic and political stability, and
Ireland is showing signs of economic improvement. Our Austrian holdings have been increased as a means to participate in the economic expansion in Eastern
Europe.

The European economic cycle is lagging that of the United States by about 18 months to two years, with a number of similarities. There has been a large-scale inflow of funds into equity markets, as investors look for alternatives to low-interest-bearing money market funds. In addition, corporate restructuring and cost-reduction programs have been common in many companies where profitability has deteriorated over the past several years.
Looking forward, we believe that the effects of these restructurings will begin to show up to earnings as the overall Continental economies continue to turn upward.

Our Portfolio is broadly diversified, with the assets invested in the equity markets of 33 countries as of October 31, 1994. These holdings are concentrated in sectors that we believe will perform well in the current economic cycle, such as retailing, construction and construction materials, telecommunications and equipment suppliers, and consumer nondurables. In general, we are seeking companies with the potential for high, dependable earnings-growth rates (often expected to be 25% to 50% higher than the average of their local markets).

                                   * * * * *
We appreciate your support, and will continue to pledge our best efforts on your behalf.


Sincerely yours,



/s/ Stephen Treadway
Stephen Treadway
Chairman

December 15, 1994

Smith Barney World Funds, Inc.
International Equity Portfolio

Historical Performance - Class A Shares

                        Net Asset Value -----------------------
                    --
                    Beginning          End           Income
Capital Gain     Total
Period Ended        of Period       of Period       Dividends
Distribution    Returns(1)
---------------------------------------------------------------
-------------------------------
10/31/94*           $18.71          $18.79          $0.00
$0.00              0.43%
12/31/93             12.35           18.71           0.00
0.16             52.78
12/31/92             12.31           12.35           0.02
0.00              0.49
11/22/91+-12/31/91   11.94           12.31           0.00
0.00              3.10 ----------------------------------------
------------------------------------------------------
Total                                               $0.02
$0.16 ---------------------------------------------------------
-------------------------------------

IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS AND CAPITAL
GAINS, IF ANY,
ANNUALLY.


Average Annual Total Return - Class A Shares

                                            Without
With
                                         Sales Charge(1)
Sales Charge(2) -----------------------------------------------
--------------------------------
Period Ended October 31, 1994*                0.43%
(4.08)%
11/22/91+ through 10/31/94                   17.06
15.25
Cumulative Total Return (11/22/91+-10/31/94) 58.96
N/A


Average Annual Total Return - Class B Shares

                                            Without
With
                                         Sales Charge(1)
Sales Charge(2) -----------------------------------------------
--------------------------------
Period Ended October 31, 1994*                (0.22)%
(1.21)%
1/4/93+ through 10/31/94                      25.91
25.91
Cumulative Total Return (1/4/93+-10/31/94)    52.26
N/A


Average Annual Total Return - Class D Shares

                                            Without
With
                                         Sales Charge(1)
Sales Charge(2) -----------------------------------------------
--------------------------------
6/16/94+ through 10/31/94                      6.58%
6.58% ---------------------------------------------------------
----------------------
+ Inception
* For the period January 1, 1994 to October 31, 1994.

               GROWTH OF $10,000 INVESTED IN CLASS A SHARES
                      OF INTERNATIONAL EQUITY PORTFOLIO VS.
                  THE MORGAN STANLEY EAFE-GDP WEIGHTED INDEX+
                                  (UNAUDITED)
---------------------------------------------------------------
----------------
                         November 1991 - October 1994
[GRAPH APPEARS HERE]
+ Hypothetical illustration of $10,000 invested in Class A shares at inception on November 22, 1991 (date of transfer of net assets of Fenimore
International Fund, Inc.), assuming deduction of the maximum 4.50% sales charge at the time of investment and the reinvestment of dividends and capital gains at Net Asset Value through October 31, 1994. The Morgan Stanley EAFE-GDP
Weighted Index is a composite portfolio consisting of equity total returns for the countries of Europe, Australia, New Zealand and countries in the Far East, weighted based on each country's gross domestic product. The Index is unmanaged and is not subject to the same management and trading expenses of a
Mutual Fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future
results.  Investments returns and and principal value will
fluctuate, and
redemption values may be more or less than the original cost.
No adjustment
has been made for shareholder tax liability on dividends or capital gains. ------------------------------------------------
-------------------------------
(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B shares.

(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, the deduction of the maximum initial sales charge of 4.50% with respect to Class A shares and a deduction of a CDSC of
  1.00% with respect to Class B shares has been factored into these calculations.

Smith Barney World Funds, Inc.
International Equity Portfolio
Schedule of Investments
October 31, 1994

  SHARES                        SECURITY
VALUE ---------------------------------------------------------
---------------------
COMMON STOCKS -- 99.1%
ARGENTINA -- 2.8%
   948,287   Bagley SA Series B
$
3,730,359
   500,000   Ciadea SA Cina
6,501,300
   144,103   Citicorp Equity Investments B
792,725
    16,926   Molinos Rio De La Plata, S.A.
206,539
   364,000   Quilmes Industrials SA Registered
9,555,000
   750,000   Telecom Argentina Ser B Voting
4,575,915 -----------------------------------------------------
------------------------

25,361,838 ----------------------------------------------------
-------------------------
AUSTRALIA -- 2.6%
 2,060,509   Burns Philip
5,260,614
 1,202,773   Coca Cola Amatil Ltd.
7,587,630
 2,500,000   M.I.M. Holdings Ltd.
5,436,396
 1,000,000   Mayne Nickless Ltd.
5,276,829 -----------------------------------------------------
------------------------

23,561,469 ----------------------------------------------------
-------------------------
AUSTRIA -- 6.0%
    30,000   Austria Mikro System International
2,219,646
     3,334   Bau Holdings
279,672
    80,000   Bau Holdings Preferred W/O Voting Rights
6,409,169
   135,000   Baumax Preferred
5,267,771
    40,000   Bewckiser Wasser Tecknik AG
6,277,215
   150,000   Burgenland Holding AG
5,556,184
    50,000   Maculan Holding AG Preferred
5,089,634
    50,000   VA Technologies AG
5,141,473
    43,333   Voest-Alpine Eisenbahnsystem AG
5,525,981
    50,000   Waagner Biro AG
3,279,987
    25,000   Wienerberger Baustoff Industries AG
8,836,170 -----------------------------------------------------
------------------------

53,882,902 ----------------------------------------------------
-------------------------
BELGIUM -- 0.5%
   700,000   Cockerill-Sambre
4,376,988 -----------------------------------------------------
------------------------
BRAZIL -- 1.9%
12,160,000   Brasmotor SA Bmt Preferred
5,039,669
   500,000   Clark Automotive Products Corp.
6,187,500
   127,849   Telecomunicacoes Brasileiras ADR
6,161,810 -----------------------------------------------------
------------------------

17,388,979 ----------------------------------------------------
-------------------------


                      SEE NOTES TO FINANCIAL STATEMENTS.
5

Smith Barney World Funds, Inc.
International Equity Portfolio

Schedule of Investments (continued)
October 31, 1994

  SHARES                        SECURITY
VALUE ---------------------------------------------------------
--------------------
CANADA -- 1.7%
   500,000   Grad & Walker Energy Corp
$
4,390,018
   200,000   Loewen Group Inc.
4,935,305
   589,000   Videotron Ltd. Subord. Voting
5,661,368 -----------------------------------------------------
------------------------

14,986,691 ----------------------------------------------------
-------------------------
CHILE -- 3.0%
   215,000   Cristalerias De Chile SA ADR
4,622,500
   110,000   Distribuidora Chilectra ADR 144A
7,755,000
   300,000   Embotelladora Andina ADR
8,287,500
   200,000   Madeco SA ADR
6,250,000 -----------------------------------------------------
------------------------

26,915,000 ----------------------------------------------------
-------------------------
FINLAND -- 2.5%
   100,000   Oy Nokia Ab Preferred
15,038,733
 1,241,333   Oy Tampella Ab
4,673,734
    40,000   Nokia Pref ADR
3,005,000 -----------------------------------------------------
------------------------

22,717,467 ----------------------------------------------------
-------------------------
FRANCE -- 0.9%
     8,839   C.E.G.E.P. (Soc De)
287,598
    50,642   Castorama Dubois
7,356,051 -----------------------------------------------------
------------------------

7,643,649 -----------------------------------------------------
------------------------
GERMANY -- 2.9%
    15,272   Bayarische Motoren Werke AG
7,850,756
    30,000   Fredrich Grohe Non-Voting Preferred
8,815,336
    35,000   Mannesmann AG
9,332,714 -----------------------------------------------------
------------------------

25,998,806 ----------------------------------------------------
-------------------------
GREECE -- 0.7%
   500,000   Flour Mills Loulis
3,153,154
     6,000   Michaniki SA
86,523
    66,000   Mickaniki SA Preferred
779,873
   100,000   Teletypos
559,604
    95,400   Themeliodomi
1,246,363 -----------------------------------------------------
------------------------

5,825,517 -----------------------------------------------------
------------------------
HONG KONG -- 5.0%
 1,250,000   Cheung Kong Holdings Ltd.
6,017,470
15,000,000   Guangzhou Investment Ltd.
4,804,271
 1,250,000   Guoco Group Ltd.
5,904,238
 2,500,000   Hong Kong & China Gas Co.
4,739,567
   200,000   Hong Kong & China Gas Co. Ltd. Wts.
72,468
   300,000   Hong Kong Telecommunications Ltd. ADR
6,375,000

                     SEE NOTES TO FINANCIAL
STATEMENTS.
6

Smith Barney World Funds, Inc.
International Equity Portfolio

Schedule of Investments (continued)
October 31, 1994

  SHARES                        SECURITY
VALUE ---------------------------------------------------------
-----------------

HONG KONG -- 5.0% (continued)
            2,112,000   Manhattan Card Company Ltd.
                               $
860,925
 3,000,000   Shaw Brothers
5,221,611
 6,087,318   Shun Tak Enterprises
5,356,682
 1,500,000   Wharf Holdings
5,920,414 -----------------------------------------------------
---------------------

45,272,646 ----------------------------------------------------
----------------------
INDIA -- 0.6%
    20,000   India Magnum Fund N.V. A Restricted
1,250,000
   394,527   Mahindra And Mahindra Ltd. Global Dep. Receipt
144A
4,537,061 -----------------------------------------------------
---------------------

5,787,061 -----------------------------------------------------
---------------------
INDONESIA -- 1.4%
 1,004,000   Bank Umum Nasional
1,248,531
 1,460,000   Berlian Laju Tanker
1,344,884
 2,500,000   Global Mark International Ltd. Exchangeable
              Var. Rate 144A
2,737,500
 1,200,000   Japfa Comfeed
1,823,883
   540,800   Pt Mayora Indah
2,988,958
   805,000   Sekar Laut
2,224,585
---------------------------------------------------------------
-----------
12,368,341 ----------------------------------------------------
----------------------
IRELAND -- 5.8%
 1,650,931   Bank of Ireland Dublin
7,561,920
 1,100,000   CRH PLC
6,165,919
 1,548,784   Grafton Group PLC
9,425,655
   850,000   Greencore
5,241,032
 1,766,625   Independent Newspapers Ltd.
8,487,948
 1,146,428   Irish Continental Group
8,298,942
 1,100,000   Smurfit Jefferson
6,641,576 -----------------------------------------------------
---------------------

51,822,992 ----------------------------------------------------
----------------------
ITALY -- 7.2%
   668,750   Alleanza Assicurazioni Di Risparmio Non CNV
6,142,758
    20,500   Alleanza Svg (Assi Generali) Wts. 2/26/96
30,431
   220,000   Assicurazioni Generali Spa
5,490,516
 5,000,000   Cofide Spa
3,318,943
   100,000   Ifil Finanz Parte Call Wts. 12/31/96
120,895
 1,265,000   Ifil Finanziaria Parteci Pazioni
2,427,236
   110,000   Ifil Wts 12/31/99
0
   150,000   Industrie Natuzzi Spa ADR
4,837,500
 3,500,000   Italia Telecom
9,574,372

                      SEE NOTES TO FINANCIAL STATEMENTS.
7

Smith Barney World Funds, Inc.
International Equity Portfolio

Schedule of Investments (continued)
October 31, 1994

  SHARES                        SECURITY
VALUE ---------------------------------------------------------
-----------------

ITALY -- 7.2% (continued)
   600,000   Lloyds Adriatico Spa
$
7,389,833
 6,000,000   Olivetti & Co Spa
7,156,470
 4,000,000   Parmalat Finanziera Spa
4,078,669
   250,000   Parmalat Finanziaria Spa Wts. 12/31/99
188,797
   300,000   Ras Spa
3,733,811
   700,000   Sirti Spa
4,696,434
 1,095,000   Trenno Spa
1,767,434
 1,000,000   Unicem (Union Cem) Spa
3,574,994 -----------------------------------------------------
---------------------

64,529,093 ----------------------------------------------------
----------------------
JAPAN -- 10.6%
       500   Bandai Wts 11/4/97
643,750
   138,000   Bunkyodo Co. Ltd.
5,978,339
   493,000   Hitachi Ltd.
5,135,946
   209,000   Ishikawajima Construction Materials Co Ltd.
4,203,713
   700,000   Itochu Corp. Ltd.
5,444,043
    36,000   Japan Associated Finance Co. Ltd.
5,309,954
   330,000   Matsushita Electric Ind Co. Ltd.
5,480,144
       500   Maeda Wts. #2 2/5/97
906,250
   190,000   Mitsubishi Bank
4,762,249
   383,000   Mitsubishi Estate Ltd.
4,503,559
   700,000   Mitsubishi Heavy Industries Ltd.
5,696,751
   149,000   Mr Max Corp.
3,965,137
   206,000   Nippon Denso Co. Ltd.
4,398,350
   244,000   Nippon Denwa Shisetsu Co. Ltd.
3,649,304
   450,000   Nippon Express Ltd.
4,873,646
       800   Nishimatsu Construction #2 Wts. 12/3/96
570,000
   142,000   Rohm Co.
6,254,152
       500   Sagami Chain Co.
12,274
   205,000   Sagami Rubber Industries Co. Ltd.
2,177,927
   131,000   Sato Corp.
3,594,224
    68,000   Secom Co.
4,538,009
    23,000   Shohkoh Fund & Co. Ltd.
5,480,144
    72,000   Sony Music Entertainment Inc.
4,077,153
   110,000   Toyo Seikan Kaisha
3,676,122 -----------------------------------------------------
---------------------

95,331,140 ----------------------------------------------------
----------------------
KOREA -- 0.6%
    97,000   Korea Electric Power Corp Kepco
4,319,656
    31,000   Tong Yang Confectionery
1,088,852 -----------------------------------------------------
---------------------

5,408,508 -----------------------------------------------------
---------------------

                      SEE NOTES TO FINANCIAL STATEMENTS.
8

Smith Barney World Funds, Inc.
International Equity Portfolio

Schedule of Investments (continued)
October 31, 1994

  SHARES                        SECURITY
VALUE ---------------------------------------------------------
-----------------

MALAYSIA -- 7.4%
                1,750,000   Arab Malaysia Corp
                               $
5,749,599
 1,000,000   Bandar Raya Developments Berhad
1,893,065
 1,000,000   Golden Plus Holdings Berhad
4,850,002
   900,000   Hong Leong Credit Berhad
5,350,647
 1,500,000   Leader Universal Holdings Berhad
8,331,052
   300,000   Malaysian Helicopter Services Berhad
739,234
 3,000,000   Renong Berhad
4,693,550
 1,350,000   Resorts World Berhad
8,553,996
   500,000   Road Builders M Holdings Berhad
3,109,477
 2,350,000   Sungei Way Holdings
9,227,452
   250,000   Sungei Way Holdings Berhad Wts.
56,000
    35,000   Tanjong PLC
136,895
 1,500,000   Technology Resources Industries Berhad
5,837,603
 1,000,000   Telecom Malaysia Berhad
8,096,374 -----------------------------------------------------
---------------------
66,624,946 ----------------------------------------------------
----------------------
MEXICO -- 7.1%
 1,000,000   Coca Cola Femsa Sa De Cv L
3,114,539
 5,250,000   Conductores Latincasa Sa De Cv A
519,575
   750,000   Fomento Economico Mexicano SA Femsa Ser B
3,296,463
   778,000   Gruma Sa De Cv B
5,231,204
   300,000   Grupo Carso A1
3,191,675
   125,000   Grupo Casa Autrey Sa De Cv ADR
3,812,500
   500,000   Grupo Continental Sa Contal Cp
2,619,706
   582,077   Grupo Industrial Bimbo Sa De Cv A
4,727,099
 2,000,000   Grupo Industrial Maseca Sa De Cv B
3,260,079
    60,000   Grupo Televisa Sa De Cv Global Dep. Receipts
2,662,500
   150,000   Grupo Tribasa Sa De Cv ADR
4,706,250
 3,026,923   Herdez Sa De Cv B
2,907,538
   935,000   Jugos Del Valle B
5,171,008
   400,000   Kimberly Clark A Npv
7,940,620
 1,000,707   Tablex Sa De Cv Shr 2
3,862,429
   125,000   Telefonos De Mexico Sa De Cv ADR Ser L
6,890,625 -----------------------------------------------------
---------------------

63,913,810 ----------------------------------------------------
----------------------
NETHERLANDS -- 2.6%
   200,000   Draka Holding Nv
4,708,945
    50,000   Heineken Nv
7,317,795
   400,000   I.H.C. Caland Nv
10,033,128
    10,000   Royal Dutch Petroleum Co ADR
1,165,000 -----------------------------------------------------
---------------------

23,224,868 ----------------------------------------------------
----------------------

                      SEE NOTES TO FINANCIAL STATEMENTS.
9

Smith Barney World Funds, Inc. International Equity Portfolio
Schedule of Investments (continued) October 31, 1994
  SHARES                        SECURITY
VALUE
---------------------------------------------------------------
-----------
NORWAY -- 2.1%
   607,000   Benor Tankers Ltd.
$
3,009,213
   400,000   Petroleum Geo Services As
10,067,575
   300,000   Unitor A/S
5,399,881 -----------------------------------------------------
---------------------

18,476,669 ----------------------------------------------------
----------------------
PANAMA -- 0.6%
   150,000   Panamerican Beverages Inc A
5,175,000 -----------------------------------------------------
---------------------
PHILIPPINES -- 0.9%
 2,985,100   International Container Services Inc.
2,969,419
 6,000,000   Universe Robina Corp.
5,255,400 -----------------------------------------------------
---------------------

8,224,819 -----------------------------------------------------
---------------------
SINGAPORE -- 5.9%
 1,200,000   Cerebos Pacific Ltd.
6,856,210
 2,500,000   Dbs Land
8,757,312
 2,000,000   Dbs Land B Wts. 2/21/95
2,122,160
   300,000   Frazier & Neave
3,550,537
   589,000   Fraser & Neave Ltd. Wts. 5/27/98
3,405,319
   750,000   Jurong Shipyard Ltd.
6,733,778
 2,000,000   Kim Eng Holdings Ltd.
2,489,457
   200,000   Kim Eng Holdings Ltd. Loan Stock 2/3/97 3.5%
125,833
   400,000   Kim Eng Holdings Ltd. Wts. 2/2/97
231,261
   520,000   Overseas Union Bank Ltd. Fgn Rg
2,971,024
  1,000,000   Overseas Chinese Banking Corp Ltd. Wts. 7/14/95
3,979,050
 2,500,000   Qaf Ltd.
2,635,696
   400,000   Qaf Ltd. Loan Stock 98  2%
223,099
   800,000   Qaf Ltd. Wts. 11/14/98
492,450
 1,025,000   Sembawang Maritime Ltd.
4,915,148
   500,000   Sembawang Maritime Culs 1.5% Ln Stock
782,207
    56,909   United Overseas Bank Ltd. Wts. 6/17/97
336,763
   393,750   United Overseas Bank Ltd. Wts. 6/17/97
2,330,040 -----------------------------------------------------
---------------------

52,937,344 ----------------------------------------------------
----------------------
SOUTH AFRICA -- 0.5%
   368,000   Pepkor Ltd. ADR 144A
4,029,600 -----------------------------------------------------
---------------------
SPAIN -- 0.9%
    75,000   Acerinox
8,286,249 -----------------------------------------------------
---------------------

                      SEE NOTES TO FINANCIAL STATEMENTS.
10

Smith Barney World Funds, Inc.
International Equity Portfolio

Schedule of Investments (continued)
October 31, 1994

  SHARES                        SECURITY
VALUE ---------------------------------------------------------
-----------------
SWEDEN -- 6.2%
   200,000   Astra Ab Ser A
$
5,395,060
   250,000   Celsius Industrier Ab Ser B
5,720,983
   225,000   Ericsson Tel Ab Lm Ser B Free
13,652,345
   200,000   Getinge Industrier Ab B Free
5,492,143
   100,000   Hennes & Mauritz Series B
5,519,881
    50,000   Kinnevik Ser B Free
1,657,351
 1,200,000   Skandinaviska Enskilda Bank Ser A Free
7,822,143
   500,000   Volvo Ab Ser B Free
9,847,025 -----------------------------------------------------
---------------------

55,106,931 ----------------------------------------------------
-------------
----------
SWITZERLAND -- 1.3%
     2,500   Afg Arbonia Forster Holdings
2,285,374
     2,500   Bbc Brown Boveri Sa
2,146,264
     4,500   Gebrueder Sulzer Reg
3,169,316
     1,000   Vetropack Holding SA Saint Prex.
4,014,308 -----------------------------------------------------
---------------------

11,615,262 ----------------------------------------------------
----------------------
TAIWAN -- 0.5%
   315,000   The Fermosa Growth Fund Ltd. Ser. 2
5,197,500 -----------------------------------------------------
---------------------
THAILAND -- 2.2%
 4,600,000  Bangkok Metropolitan Bank Public Co. Ltd. Foreign
6,136,729
   200,000  Dhana Siam Finance And Secs Pub Co. Ltd.
5,328,262
   200,000  Finance One Public Com Fgn Rg
4,044,343
    36,360  Finance One Wts. 2/10/99
350,125
   200,000  Land And House Public Company Ltd. Foreign
4,108,539
        31  Saha Pathana Inter Holding Public Co. Ltd.
115 -----------------------------------------------------------
---------------

19,968,113 ----------------------------------------------------
----------------------
TURKEY -- 0.7%
 8,700,000  Dogan Sirketler Grubu Holdings As
603,151
 2,000,000  Koc Holding As
1,288,515
   500,000  Migros Turkey
1,134,454
 8,316,000  Netas
2,970,000
 3,000,000  T.Garanti Bankasi As
714,286 -------------------------------------------------------
-------------------

6,710,406 -----------------------------------------------------
---------------------

                      SEE NOTES TO FINANCIAL STATEMENTS.
11

Smith Barney World Funds, Inc.
International Equity Portfolio

Schedule of Investments (continued)
October 31, 1994

  SHARES                        SECURITY
VALUE ---------------------------------------------------------
-----------------
UNITED KINGDOM -- 3.5%
   800,000   British Airport Authority
$
6,756,889
   500,000   Flextech
3,913,256
 1,500,000   Queens Moat Houses PLC
244,578
   150,000   Reuters Holdings PLC ADR B
7,068,750
 1,000,000   Stagecoach Holdings PLC
3,538,235
   275,000   Vodafone Group PLC ADR
9,556,250 -----------------------------------------------------
---------------------

31,077,958 ----------------------------------------------------
----------------------
                TOTAL COMMON STOCKS (Cost--$768,409,627)
889,748,562 ---------------------------------------------------
-----------------------
        FACE
       AMOUNT+                   SECURITY
VALUE ---------------------------------------------------------
-----------------
BONDS -- 0.9%
HONG KONG --0.1%
 1,000,000  Private Investment Finance Cayman Ltd. Conv. 4.5%,
                12/1/00 144A
787,500 -------------------------------------------------------
-------------------
ITALY -- 0.0%
385,000,000  Ifil 1/1/00 5% Ex. Wts Risp
249,569 -------------------------------------------------------
-------------------
SWEDEN -- 0.7%
 22,000,000  Kinnevik Ab Conv. Sub 10.5% 7/21/97
6,438,012 -----------------------------------------------------
---------------------
TAIWAN -- 0.1%
  250,000  U-Ming Marine Bonds Trans. Corp. Notes 1.5% 2/7/01
               Convertible until 1/28/01
266,250 -------------------------------------------------------
-------------------
THAILAND -- 0.0%
  3,636,000 Finance One Public Co. Ltd. Unsec. Debt 3/15/01 3.75% 145,885 ------------------------------------------------
--------------------------
             TOTAL BONDS (Cost--$6,362,551)
7,887,216
---------------------------------------------------------------
-----------
             TOTAL INVESTMENTS -- 100% (Cost--$774,772,178*)
$897,635,778 --------------------------------------------------
------------------------
+ Local currency
* Aggregate cost for Federal income taxes is substantially the same.


                      SEE NOTES TO FINANCIAL STATEMENTS.
12

Smith Barney World Funds, Inc.
International Equity Portfolio

Statement of Assets and Liabilities
October 31, 1994

ASSETS:
   Investments, at value (Cost -- $774,772,178)
$897,635,778
   Cash and cash equivalents
29,366,096
   Receivable for Fund shares sold
4,594,948
   Receivable for securities sold
1,379,014
   Unrealized foreign currency gain
121,951
   Dividends and interest receivable
313,606 -------------------------------------------------------
-------------------
      Total Assets
933,411,393 ---------------------------------------------------
-----------------------
LIABILITIES:
   Payable for Fund shares reacquired
315,225
   Payable for securities purchased
3,494,893
   Management fees payable
630,298
   Distribution costs payable
493,932
   Accrued expenses and other liabilities
655,953 -------------------------------------------------------
-------------------
      Total Liabilities
5,590,301 -----------------------------------------------------
---------------------
      Total Net Assets
$927,821,092 --------------------------------------------------
------------------------
NET ASSETS:
    Par value of capital shares
$ 49,594
    Capital paid in excess of par value
802,941,716
    Accumulated net investment income
6,485,700
    Accumulated net realized gain on investments
4,764,775
    Net unrealized appreciation of investments and
      foreign currencies
113,579,307 ---------------------------------------------------
-----------------------
       Total Net Assets
$927,821,092 --------------------------------------------------
------------------------
Shares Outstanding:
    Class A
31,491,367 ----------------------------------------------------
----------------------
    Class B
15,508,067 ----------------------------------------------------
----------------------
    Class D
2,594,032 -----------------------------------------------------
---------------------

Net Asset Value:
    Class A
$18.79 --------------------------------------------------------
------------------
    Class B* (and redemption price)
$18.54 --------------------------------------------------------
------------------
    Class D
$18.80 --------------------------------------------------------
------------------
Class A Maximum Public Offering Price Per Share
   (net asset value plus 4.71% of net asset value per share) $19.68 --------------------------------------------------------
------------------
* Redemption price is NAV of Class B shares reduced by 1.00% if shares are redeemed within 18 months of purchase.

                      SEE NOTES TO FINANCIAL STATEMENTS.
13

Smith Barney World Funds, Inc.
International Equity Portfolio

Statement of Operations           For the period ended October
31, 1994 (a)

INVESTMENT INCOME:
    Dividends and Interest
$ 8,216,433 ---------------------------------------------------
--------------
----------
EXPENSES:
    Management fees (Note 2)
5,320,716
    Distribution costs (Note 2)
2,929,045
    Custodian fees
781,579
    Shareholder servicing agent fees
261,209
    Directors' fees
63,861
    Shareholder communications fees
116,178
    Registration fees
324,952
    Audit and legal fees
19,158
    Other
13,165 --------------------------------------------------------
------------------
    Total Expenses
9,829,863 -----------------------------------------------------
---------------------
Net Investment Loss
(1,613,430) ---------------------------------------------------
-----------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES:
    Realized Gain (Loss) From:
       Securities transactions
6,257,942
       Foreign currency transactions
(1,242,737) ---------------------------------------------------
-----------------------
Net Realized Gain
5,015,205 -----------------------------------------------------
---------------------
     Change in Net Unrealized Appreciation of Investments
      and Foreign Currencies:
        Beginning of period
118,568,537
        End of period (Note 1)
122,985,551 ---------------------------------------------------
-----------------------
Increase in Net Unrealized Appreciation
4,417,014 -----------------------------------------------------
---------------------
     Net Gain on Investments and Foreign Currencies
9,432,219 -----------------------------------------------------
---------------------
Increase in Net Assets Resulting From Operations
$ 7,818,789 ---------------------------------------------------
-----------------------
(a) For the period from January 1, 1994 to October 31, 1994.

                      SEE NOTES TO FINANCIAL STATEMENTS.

Smith Barney World Funds, Inc.
International Equity Portfolio

Statements of Changes in Net Assets

For the period ended October 31, 1994 and the year ended
December 31, 1993
                                              1994 (a)
1993 ----------------------------------------------------------
----------------
OPERATIONS:
 Net investment loss                      $ (1,613,430)      $
(460,943)
   Net realized gain                           5,015,205
5,935,510
   Increase in unrealized appreciation of
      investments and foreign currencies       4,417,014
105,223,622 ---------------------------------------------------
-----------------------
      Increase In Net Assets
         Resulting From Operations             7,818,789
110,698,189 ---------------------------------------------------
-----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                              --
--
   Net realized gain                                  --
(4,069,202) ---------------------------------------------------
-----------------------
      Decrease In Net Assets from Distributions
         to Shareholders                              --
(4,069,202) ---------------------------------------------------
-----------------------
FUND SHARE TRANSACTIONS:
   Net proceeds from sale of shares          613,695,273
324,402,026
   Net asset value of shares issued for
      reinvestment of dividends                       --
3,923,068
    Cost of shares reacquired                (207,606,766)
(43,645,297) --------------------------------------------------
------------------------
     Increase In Net Assets From Fund
       Share Transactions                   406,088,507
284,679,797 ---------------------------------------------------
-----------------------
Increase in Net Assets                       413,907,296
391,308,784

NET ASSETS:
     Beginning of period                      513,913,796
122,605,012 ---------------------------------------------------
-----------------------
    End of period*                          $927,821,092
$513,913,796 --------------------------------------------------
------------------------
* Includes accumulated net investment
      income (loss) of                          6,485,700
$(64,377) -----------------------------------------------------
---------------------
(a) For the period from January 1, 1994 to October 31, 1994.

                      SEE NOTES TO FINANCIAL STATEMENTS.
15

Smith Barney World Funds, Inc.
International Equity Portfolio

Notes to Financial Statements (continued)

    1. SIGNIFICANT ACCOUNTING POLICIES

     The International Equity Portfolio ("Portfolio") is a separate investment portfolio of the Smith Barney World Funds, Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end investment company and consists of this Portfolio and four other separate investment portfolios: European, Pacific, International
Balanced and Global Government Bond Portfolios. The financial statements and financial highlights for the other portfolios are presented in separate annual reports. The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date;
(b) securities
traded in national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the
U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and listed securities for which no sale was reported on that date are valued at the mean between the bid and ask prices. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities. Short term securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, as applicable; (c) gains or losses on the sale of securities are calculated by using the specific identification method; (d) interest income, adjusted for amortization of premiums and accretion of discount, is recorded on the accrual basis; (e) direct expenses are charged to each portfolio and class, management fees and general expenses are allocated on the basis of relative net assets; (f) foreign currencies (and receivables and payables for unsettled foreign securities transactions) are translated into
U.S. dollars based on the rate of exchange of such currencies against U.S.
dollars on the date of valuation. Translation gains or losses resulting from changes in the exchange rate and realized gains and losses on the settlement of foreign currency transactions are reported in the statements of operations; (g) certificates of deposit, time deposits and other short-term investments maintained with financial institutions are considered to be cash equivalents;
(h) the Portfolio intends to comply with the requirements of the Internal
Revenue Code pertaining to regulated investment companies and make required distributions to shareholders; therefore no provision for Federal

Smith Barney World Funds, Inc.
International Equity Portfolio

Notes to Financial Statements (continued)

income taxes has been made; and (i) during the current year, the Fund adopted
Statement of Position 93-2 Determination, Disclosure, and
Financial Statement
                           ------------------------------------
-------------
Presentation of Income, Capital Gain, and Return of Capital Distributions by ----------------------------------------------
-----------------------------
Investment Companies. Accordingly, book and tax basis
differences relating to
---------------------
shareholder distributions and other permanent book and tax differences are reclassified to paid-in capital. As of November 1, 1994, the cumulative effect of such differences, totaling $9,406,244, was reclassified to undistributed net investment income from net unrealized appreciation of investments and foreign currencies. Net investment income, net realized gains, and net assets were not affected by this change. As of October 31, 1994, the Smith Barney World Funds,
Inc. has changed its year-end from December 31 to October 31. This change was done to facilitate the administration of the Fund.

  In addition, the Portfolio may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled. There were no open forward contracts at October 31, 1994.

    2. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH
       AFFILIATED PERSONS
    Smith Barney Mutual Fund Management, Inc. ("SBMFM"), formerly known as Smith
Barney Advisers, Inc., a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment manager of the Fund. As compensation for its services, the
Portfolio pays SBMFM a fee calculated at the annual rate of 0.85% on average daily net assets; the fee is calculated daily and paid monthly.

    Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of the Portfolio's shares. For the period ended October 31, 1994, SB has advised the Fund that it was paid sales charges of approximately
$8,167,000 by
purchasers of Fund shares.

   Effective November 7, 1994, the Fund adopted a new class structure. At that time current Class B and C Shares were moved into Class C and A Shares, respectively. Subsequently, a declining contingent deferred sales charge
("CDSC") of 5.00% will be imposed on new Class B shares if redemption occurs within 5 years from the date such investment was made. Also, a CDSC of 1.00% is imposed on Class C shares if redemption occurs

Smith Barney World Funds, Inc.
International Equity Portfolio

Notes to Financial Statements (continued)

within 12 months from the date such investment was made. Any
CDSC imposed on
redemptions are paid to the distributor of the Fund. For the period ended
October 31, 1994, $139,534 was paid on such redemptions.

    Pursuant to a Distribution Plan the Portfolio pays a
service fee with
respect to its Class A and B shares calculated at the annual
rate of   0.25% of
the average daily net assets of each respective class' shares. The Portfolio also pays a distribution fee with respect to Class B shares calculated at the annual rate of 0.75% of average daily net assets for that class. All officers and two directors of the Fund are employees of SB.

    3. INVESTMENTS
    For the period ended October 31, 1994, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) was $652,543,915 and $256,600,920, respectively.

    At October 31, 1994, the aggregate gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

---------------------------------------------------------------
-----------
Gross unrealized appreciation
$156,600,277
Gross unrealized depreciation
(33,736,677) --------------------------------------------------
------------------------
Net unrealized appreciation
$122,863,600 --------------------------------------------------
------------------------

    4. PORTFOLIO CONCENTRATION

    The Portfolio's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

   In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counter parties to meet the terms of their contracts.

    5. CAPITAL SHARES

  At October 31, 1994, there were two billion shares of $.001 par value capital stock authorized. The Portfolio has the authority to issue

Smith Barney World Funds, Inc.
International Equity Portfolio

Notes to Financial Statements
(continued)

multiple classes of shares. Each share of a class represents an identical legal interest in the Portfolio and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. At
October 31, 1994, paid-in capital, including adjustments for book and tax differences discussed in Note 1, amounted to the following for each class:

                                   Class A         Class B
Class D -------------------------------------------------------
-------------------
Total Paid-in Capital           $483,373,072    $272,073,208
$47,545,030 ---------------------------------------------------
-----------------------

     Transactions in shares of each class were as follows:

                                       Period Ended
Year Ended
                                    October 31, 1994 (a)
December 31, 1993
                                -------------------------   ---
--------------------
                                   Shares       Amount
Shares      Amount --------------------------------------------
---------------------------------------
Class A
Shares sold                     15,652,201  $ 288,105,584
10,595,790  $168,970,489
Shares issued on reinvestment           --             --
146,923     2,744,521
Shares redeemed                 (3,180,807)   (57,723,002)
(1,654,080)  (24,182,875) -------------------------------------
----------------------------------------------
Net Increase                    12,471,394  $ 230,382,582
9,088,633  $147,532,135 ---------------------------------------
--------------------------------------------
Class B*
Shares sold                     11,333,295   $206,379,344
6,455,160  $106,360,493
Shares issued on reinvestment           --             --
45,801       849,612
Shares redeemed                 (2,012,143)   (36,089,627)
(314,046)   (5,426,615) ---------------------------------------
--------------------------------------------
Net Increase                     9,321,152   $170,289,717
6,186,915  $101,783,490
---------------------------------------------------------------
--------------------
Class C*+
Shares sold                      3,942,740   $ 71,665,315
3,095,173  $ 49,071,044
Shares issued on reinvestment           --             -17,618
328,935
Shares redeemed                 (6,243,356)  (113,794,137)
(812,175)  (14,035,807) ---------------------------------------
--------------------------------------------
Net Increase (Decrease)         (2,300,616)  $(42,128,822)
2,300,616  $ 35,364,172 ---------------------------------------
--------------------------------------------
Class D*
Shares sold                      2,594,032    $47,545,030
--            --
Shares issued on reinvestment           --             --
--            --
Shares redeemed                         --             --
--            --
---------------------------------------------------------------
--------------------
Net Increase                     2,594,032    $47,545,030
--            --
---------------------------------------------------------------
--------------------

(a) For the period from January 1, 1994 to October 31, 1994.
 *  Sales of Class B, Class C and Class D shares commenced on
January 4, 1993,
    February 19, 1993, and June 16, 1994, respectively.
 + On October 10, 1994 the old Class C shares were exchanged into Class A shares and are included in "Shares sold".

Smith Barney World Funds, Inc.
International Equity Portfolio

Financial Highlights

For a share of each capital stock outstanding throughout each period:

Class A Shares                             1994 (1)    1993
1992  1991 (2) ------------------------------------------------
-----------------------------
Net Asset Value, Beginning of Period      $18.71      $12.35
$12.31  $11.94 ------------------------------------------------
-----------------------------
Income From Investment Operations:
   Net investment income (loss)           (0.01)      (0.01)
0.02   (0.01)
    Net realized and unrealized
     gain on investment                   0.09        6.53
0.04    0.38
---------------------------------------------------------------
--------------
Total Income from Investment Operations     0.08        6.52
0.06    0.37 --------------------------------------------------
---------------------------
Less Distributions:
   Dividends from net investment income       --          --
(0.02)     --
  Distribution from net realized gains(3)    --       (0.16)
--      -------------------------------------------------------
-----------------------
Total Distributions                           --       (0.16)
(0.02)     ----------------------------------------------------
--------------------------
Net Asset Value, End of Period            $18.79      $18.71
$12.35  $12.31 ------------------------------------------------
-----------------------------
Total Return                                0.43%++    52.78%
0.49%   3.10% -------------------------------------------------
----------------------------
Net Assets, End of Period (000s)        $591,598    $355,926
$122,605 $54,958 ----------------------------------------------
-------------------------------
Ratios to Average Net Assets:
    Expenses                                1.35%+      1.35%
1.56%   1.73%
   Net investment income (loss)           (0.05)+     (0.10)
0.24    0.75+ -------------------------------------------------
----------------------------
Portfolio Turnover Rate                    34.75%      26.75%
20.11%   1.85% ------------------------------------------------
-----------------------------
(1) For the period from January 1, 1994 to October 31, 1994.
(2) For the period from November 22, 1991 (date of transfer of Net Assets of
    Fenimore International Fund, Inc.) to December 31, 1991.
(3) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.
 +  Annualized.
++ Not annualized as it may not be representative of the total return for the year.

Smith Barney World Funds, Inc.
International Equity Portfolio

Financial Highlights (continued)

For a share of each capital stock outstanding throughout the period:

Class B Shares                                   1994 (1)
1993 (2) ------------------------------------------------------
-----------------------
Net Asset Value, Beginning of Period              $18.58
$12.35 --------------------------------------------------------
---------------------
Income From Investment Operations:
       Net investment loss                        (0.11)
(0.14)
        Net realized and unrealized
                gain on investment                  0.07
6.25 ----------------------------------------------------------
-------------------
Total Income (Loss) from Investment Operations     (0.04)
6.39 ----------------------------------------------------------
-------------------
Less Distributions:
        Dividends from net investment income          --
--
        Distribution from net realized gains(3)       --
(0.16) --------------------------------------------------------
---------------------
Total Distributions                                   --
(0.16) --------------------------------------------------------
---------------------
Net Asset Value, End of Period                    $18.54
$18.58 --------------------------------------------------------
---------------------
Total Return                                       (0.22)%++
51.73%++ ------------------------------------------------------
-----------------------
Net Assets, End of Period (000s)                $287,458
$114,951 ------------------------------------------------------
-----------------------
Ratios to Average Net Assets:
   Expenses                                         2.10%+
2.14%+
    Net investment loss                             (0.77)+
(1.08)+ -------------------------------------------------------
----------------------
Portfolio Turnover Rate                            34.75%
26.75% --------------------------------------------------------
---------------------
(1) For the period from January 1, 1994 to October 31, 1994.
(2) For the period from January 4, 1993 (inception date) to
December 31, 1993.
(3) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.
 +  Annualized.
++ Not annualized as it may not be representative of the total return for the year.

Smith Barney World Funds, Inc.
International Equity Portfolio

Financial Highlights (continued)

For a share of each capital stock outstanding throughout the period:

Class D Shares
1994 (1) ------------------------------------------------------
-----------------------
Net Asset Value, Beginning of Period
$17.64 --------------------------------------------------------
---------------------
Income From Investment Operations:
  Net investment income
0.01
  Net realized and unrealized
    gain on investment
1.15 ----------------------------------------------------------
-------------------
Total Income from Investment Operations
1.16 ----------------------------------------------------------
-------------------
Less Distributions:
  Dividends from net investment income
--
  Distribution from net realized gains(2)
---------------------------------------------------------------
---------------
Total Distributions
---------------------------------------------------------------
---------------
Net Asset Value, End of Period
$18.80 --------------------------------------------------------
---------------------
Total Return
(6.58)% -------------------------------------------------------
----------------------
Net Assets, End of Period (000s)
$48,765 -------------------------------------------------------
----------------------
Ratios to Average Net Assets:
  Expenses
1.09%
  Net investment loss
0.29+ ---------------------------------------------------------
--------------------
Portfolio Turnover Rate
34.75% --------------------------------------------------------
---------------------
(1) For the period from June 16, 1994 (inception date) to
October 31, 1994.
(2) Net short term gains, if any, are included and reported as ordinary income
    for income tax purposes.
 +  Annualized
  ++ Not annualized as it may not be representative of the
                            total
return for the
    year.
22

Smith Barney World Funds, Inc.
International Equity Portfolio

Independent Auditors' Report


To The Shareholders and Board of Directors of
Smith Barney World Funds, Inc:

   We have audited the accompanying statement of assets and liabilities including the schedule of investments of the International Equity Portfolio of
Smith Barney World Funds, Inc., as of October 31, 1994 and the related statements of operations for the period from January 1, 1994 to October 31,
1994, the statement of changes in net assets for the period from January 1,
1994 to October 31, 1994 and the year ended December 31, 1993, and the financial highlights for the period from January 1, 1994 to October 31, 1994, two years ended December 31, 1993 and for the period from November 22, 1991
(date of transfer of net assets of Fenimore International Fund, Inc.) to
December 31, 1991. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
October 31, 1994. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the International Equity Portfolio of Smith Barney World Funds,
Inc., as of October 31, 1994, and the results of its operations for the period from January 1, 1994 to October 31, 1994, the changes in its net assets for the period from January 1, 1994 to October 31, 1994, and the year ended December
31, 1993, and the financial highlights for the period from January 1, 1994 to
October 31, 1994, two years ended December 31, 1993 and for the period from
November 22, 1991 (date of transfer of net assets of Fenimore
International
Fund, Inc.) to December 31, 1991, in conformity with generally accepted accounting principles.

                                      /s/ KPMG PEAT MARWICK
LLP
New York, New York
December 28, 1994

SMITH BARNEY
WORLD FUNDS, INC.

DIRECTORS
Victor Atkins
Robert A. Belfer
Alger B. Chapman
Robert Frankel
Rainer Greeven
Susan M. Heilbron
Bruce D. Sargent
James M. Shuart
Stephen Treadway, Chairman

OFFICERS
Maurits E. Edersheim, Chairman of the
Fund & Advisory Director

Stephen Treadway
Chief Executive Officer

Heath B. McLendon
Executive Vice President

Lewis E. Daidone
Senior Vice President
and Treasurer

James Conheady
Vice President

J. Gabriel Irwin
Vice President

Jeffrey Russell
Vice President

Rein Van Der Does
Vice President
Simon J. Wells
Vice President

Victor S. Filatov
Vice President

Simon R. Hildreth
Vice President

Denis P. Mangan
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary



INVESTMENT MANAGER
Smith Barney Mutual Fund
Management, Inc.

DISTRIBUTOR
Smith Barney Inc.

CUSTODIAN
J.P. Morgan & Co. Incorporated

SHAREHOLDER
SERVICING AGENT
The Shareholder Services Group Inc.
P.O. Box 9134
Boston, MA 02205-9134



This report is submitted for the general information of the shareholders of
Smith Barney World Funds, Inc. International Equity Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolio, which contains information concerning the Portfolio's investment policies and expenses as well as other pertinent information.

SMITH BARNEY
------------

SMITH BARNEY
WORLD FUNDS, INC.
1345 Avenue of the Americas
New York, New York 10105

FD2265 L4





                    PART C Other Information

Item 24.       Financial Statements and Exhibits
(a) Financial Statements
Location in:
                                              Part     A
Part
B



SemiAnnual
and Annual
                                                       Report

    Statements of Assets and Liabilities --            *

    Statements of Operations      --                 *

    Statements of Changes in Net Assets  --            *

    Notes to Financial Statements --                 *





*   See   the   Annual   Report   and  Semi-Annual  Report  to
Shareholders,
which    are    incorporated    by   reference    in    the    Statement
of
Additional    Information.     Financial   Statements   for    the
Emerging
Markets Portfolio filed herewith are unaudited.

All   other   statements   and  schedules  are  omitted   because   they
are
not   applicable   or  the  required  information  will  be   shown   in
the financial statements or notes thereto.
(b)        Exhibits

(1)                                     (a)Articles      of
Incorporation
                 (1)
                                        (b)Articles      Supplementary
to
                 Articles      of      Incorporation     for
International
                 Equity Portfolio (2)
                                       (c)Articles     of     Amendment
to
                 the     Articles    of    Incorporation    for    the
Fund
                 dated November 10, 1992 (3)
                                        (d)Articles      Supplementary
to
                 Articles    of    Incorporation   for    the    Fund
dated
                 December 8, 1992 (3)
                                        (e)Articles      Supplementary
to
                 Articles    of    Incorporation   for    Pacific
Portfolio
                 and European Portfolio(10)
                                        (f)Articles      Supplementary
to
                 Articles      of      Incorporation     for
International
                 Balanced Portfolio (11)
                                           (g)Form         of
Articles
                 Supplementary    to    Articles    of    Incorporation
for
                 Emerging Markets Portfolio(12)
                                       (h)Articles     of     Amendment
to
                 the     Articles    of    Incorporation    for    the
Fund
                 dated June 4, 1991(13)
                                        (i)Articles      Supplementary
to
                 Articles    of    Incorporation   for    the    Fund
dated
                 July 13, 1994(13)
                                       (j)Articles     of     Amendment
to
                 Articles    of    Incorporation   for    the    Fund
dated
                 November 3, 1994(13)
                                       (k)Articles     of     Amendment
to
                 Articles    of    Incorporation   for    the    Fund
dated
                 November 3, 1994(13)
                                        (l)Articles      Supplementary
                 to Articles    of  Incorporation   for    the    Fund
                 dated
                 November 3, 1994(13)
                                        (m)Articles      Supplementary
                 to Articles    of  Incorporation    for    Emerging
                 Markets
                 Portfolio dated November 10, 1994(13)

(2)       Bylaws (4)
(3)        None
(4)              Form  of Stock Certificates for  the
           International   Equity   Portfolio,    the
           Global  Government  Bond  Portfolio,   the
           Pacific   Portfolio   and   the   European
           Portfolio (9)
(5)             Form of Management Agreement
           (a)   --Global Government Bond Portfolio
(4)
           (b)   --International Equity Portfolio (5)
           (c)   --Pacific Portfolio (11)
           (d)   --European Portfolio (11)
           (e)   --International Balanced Portfolio (11)
           (f)   --Emerging Markets Portfolio(12)
                                     (g)Form    of
                 Subadvisory Agreement (4)
(6)                                  (i)Form    of
Distribution
                 Agreement (5)
                                    (ii)Form  of  Selling
                 Group Agreement (5)
(7)        Not applicable
(8)                                (i)Form of Custodian
Agreement
                 (4)
                                   (ii)Form  of  Transfer
                 Agency Agreement (4)
(9)             Not applicable
(10)            Opinion and Consent of Counsel (6)
(11)                               (i)Auditor's Report  (See
the
                 Annual   Report   to   Shareholders   which
is
                 incorporated by reference in the Statement of Additional Information)
                                  (ii)Auditors' Consent *
            (iii) Powers of Attorney for Robert A. Frankel and Bruce Sargent.(13)
(12)            Not applicable
(13)            Form of Subscription Agreement (4)
(14)      IRA Agreement (6)
(15)            Rule 12b-1 Plan of Distribution
           (a) Global Government Bond Portfolio (4)
            (b) International Equity Portfolio (5)
                 (c) Rule 12b-1 Plan of Distribution for the
           Fund on behalf of the Global Government Bond
           Portfolio (7)
                 (d) Rule 12b-1 Plan of Distribution for the
                 Fund
           on behalf of the International Equity Portfolio (7)
                 (e) Rule 12b-1 Plan of Distribution for the
                 Fund
            on behalf of the Pacific Portfolio (11)
                 (f) Rule 12b-1 Plan of Distribution for the
           Fund on behalf of the European Portfolio (11)
                 (g) Rule 12b-1 Plan of Distribution for the
           Fund on  behalf  of  the  International Balanced
           Portfolio (11)
                 (h) Rule 12b-1 Plan of Distribution for the
           Fund on behalf of the Emerging Markets Portfolio(12)
(16)            Schedule of Performance Quotations (8)



            (1) Previously filed on March 25, 1991.
           (2) Previously filed on September 24,
           1992. (3) Previously filed on December
           21, 1992. (4) Previously filed on May
           27, 1991.
           (5) Previously filed on August 8, 1991.
           (6) Previously filed on June 17, 1991.
           (7) Previously filed on April 30, 1993.
           (8) Previously filed on January 17,
           1992. (9) Previously filed on November
           5, 1993. (10)Previously filed on
           January 4, 1994. (11)Previously filed
           on July 27, 1994. (12)Previously filed
           on October 31, 1994. (13)Previously
           filed on February 28, 1995
                *Filed herewith.

Item 25.         Persons  Controlled by or under  Common
Control
           with Registrant
                None.
Item 26.        Number of Holders of Securities
                                   Number of Record holders
           Title of Class            On October 31, 1995
           Global Government Bond Portfolio            13,773
                   International         Equity
Portfolio
89,362
                Pacific Portfolio                801
                European Portfolio             5,790
           International Balanced Portfolio            2,269
           Emerging Markets Portfolio                  2,384

Item 27.        Indemnification

                 Reference is made to Article IX, or
           Registrant's Articles of Incorporation for a complete statement of its terms.

                 Registrant is a named assured on a joint
           insured bond  pursuant to Rule 17g-1 of the
           Investment Company Act  of  1940.   Other assureds
           include Smith,  Barney Mutual  Funds Management,
           Inc. (Registrant's Adviser) and affiliated investment companies.

Item 28.         Business  and  other Connections  of
Investment
           Adviser

            See  the material under the caption "Management  of
  the    Fund"   included                        in   Part    A
  (Prospectus) of this Registration Statement and the material appearing under the caption "Management Agreement" included
  in  Part   B  (Statement of Additional Information)  of  this
  Registration Statement.

            Information  as  to the Directors and  Officers  of
  Smith Barney Mutual                     Funds Management Inc.
  is included in its Form ADV (File No. 801-             8314),
  filed with the Commission, which is incorporated herein by reference thereto.


Item 29. Principal Underwriters

          (a)  Smith Barney Inc. ("Smith Barney ") also  acts
as principal  underwriter for Smith Barney Money Funds, Inc.;
Smith Barney  Muni  Funds;  Smith  Barney  Funds,  Inc.,  Smith
Barney
Variable Account Funds; Smith Barney Intermediate Municipal Fund, Inc., Smith Barney Municipal Fund, Inc., High Income Opportunity Fund Inc., Smith Barney/Travelers Series Fund Inc., Smith Barney World Funds, Inc., Greenwich Street California Municipal Fund Inc., The Inefficient -Market Fund, Inc., Smith Barney Adjustable Rate Government Income Fund, Smith Barney Equity Funds, Smith Barney Income Funds, Smith Barney Massachusetts Municipals Fund, Zenix Income Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney Principal Return Fund, Municipal High Income Fund Inc., The Trust for TRAK Investments, Smith Barney Series Fund, Smith Barney Income Trust, Smith Barney Oregon Municipals Fund Inc., Smith Barney Municipal Money Market Fund,Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney California Municipals Fund Inc., Smith
Barney   Fundamental  Value  Fund  Inc.,  Smith  Barney   Managed
Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney New York Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Global Opportunities Fund, Smith Barney Precious Metals and Minerals Fund Inc., Smith Barney Investment Funds Inc., Smith Barney FMA (R) Trust, The Italy Fund Inc., Smith Barney Telecommunications Trust, Managed Municipals Portfolio Inc., Managed Municipals Portfolio II Inc.,
Smith   Barney  Florida  Municipal  Fund,  Managed  High   Income
Portfolio Inc.,
         (b) The information required by this Item 29 with respect to each director and officer of Smith Barney is incorporated by reference  to  Schedule  A  of Form BdD  filed  by  Smith
Barney pursuant to the Securities Exchange   Act of 1934 (SEC File
No. 88177)
         (c) not applicable
         Item 30.   Location of Accounts and Records
                               Morgan Guaranty Trust Company of New
         York, 60 Wall Street, New York, New York 10260, and The
         Shareholder    Services   Group,   Inc.,    53    State
         Street,Boston, Massachusetts 02109, will maintain the custodian and the shareholder servicing agent records, respectively, required by Section 31(a).
                               All other records required by
         Section 31   (a)   are  maintained  at  the  offices   of
         the Registrant at 388 Greenwich Street, New York, New
         York 10013 (and   preserved for the period specified by
         Rule 31a-2).
    Item 31.  Management Services
                   not applicable
    Item 32.  Undertakings


                               (a) not applicable

                                 (b)  Registrant  undertakes,  if
         requested to do so by holders of at least 10% of Registrant's outstanding shares, to call a meeting of
         shareholders  for  the  purpose  of  voting   upon   the
         questions of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c).
                               (c) Registrant undertakes to furnish
         each  person  to whom a prospectus is delivered  with

         a copy  of  Registrant's  latest report  to

         shareholders, upon request and without charge.



                              EXHIBIT INDEX

Exhibit No.                               Exhibit Page Number
11(ii)                             Auditors' Consent

                          SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the
Securities Act of 1933  and  has  duly caused     this   Post-
Effective  Amendment  to  its   Registration
Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of
New York on the               30th day of
November 1995.

                                   SMITH BARNEY WORLD FUNDS,
INC.

                                    BY      /s/ Heath B.
McLendon (Heath B. McLendon, Chief Executive Officer)

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration
Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures                Title                         Date


   /s/ Heath B. McLendon
Director,
and
(Heath B. McLendon)       Chief Executive Officer
11/30/95


                                   President and Director
(Jessica Bibliowicz)


Victor Atkins*            Director
(Victor Atkins)


Robert Belfer*            Director
(Robert Belfer)


Alger Chapman*            Director
(Alger Chapman)

Robert Frankel*
Director
(Robert Frankel)

Rainer Greeven*           Director
(Rainer Greeven)

Susan M. Heilbron *       Director
(Susan M. Heibron)


  Bruce D. Sargent*
Director
(Bruce D. Sargent)



Signatures                Title                         Date


James M. Shuart*
Director
(James M. Shuart)


                       /s/ Lewis Daidone
                           Treasurer
and Principal
(Lewis       E.      Daidone)             Financial
Officer
11/30/95


*By:            /s/          Christina          T.
Sydor
11/30/95
      Christina T. Sydor
      Pursuant to Power of Attorney
                              EXHIBIT INDEX



Exhibit No.                               Exhibit Page Number


11(ii)                             Auditors' Consent